UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

AMENDMENT NO. 1
TO
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000
San Jose, California	95128
(Address of principal executive offices)	(Zip Code)

Steven K. McGinnis, Esq.
Chief Legal Officer
SA Funds - Investment Trust
3055 Olin Ave., Suite 2000
San Jose, CA. 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	R. Darrell Mounts
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: JHT 1732	1601 K Street, N.W.
200 Clarendon Street	Washington, D.C. 20006
Boston, MA 02116

Registrant’s telephone number, including area code:	(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2010

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2010 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 98.0%
Austria — 0.8%
Oesterreichische Kontrollbank AG, 4.750%, 11/08/11	USD	$2,000,000	$2,091,312

Canada — 2.5%
Province of Ontario Canada, 2.625%, 1/20/12	USD	5,500,000	5,640,976
Province of Ontario Canada, 4.950%, 6/01/12	USD	500,000	535,178
			6,176,154
Germany — 3.2%
Kreditanstalt fuer Wiederaufbau, 1.250%, 6/15/12	USD	900,000	912,307
Kreditanstalt fuer Wiederaufbau, 2.250%, 4/16/12	USD	3,000,000	3,078,597
Kreditanstalt fuer Wiederaufbau, 3.250%, 10/14/11	USD	700,000	720,832
Kreditanstalt fuer Wiederaufbau, 4.750%, 5/15/12	USD	1,700,000	1,813,818
Landeskreditbank Baden-Wuerttemberg Foerderbank, 4.875%, 1/13/12	USD	1,400,000	1,474,641
			8,000,195
Japan — 2.8%
Japan Finance Corp., 1.500%, 7/06/12	USD	6,800,000	6,878,826

Supranational — 4.4%
European Investment Bank, 3.250%, 10/14/11	USD	5,000,000	5,148,800
International Bank for Reconstruction & Development, 0.800%, 7/13/12	USD	5,800,000	5,827,260
			10,976,060
United States — 84.3%
Citibank NA, 1.875%, 5/07/12		1,800,000	1,838,273
Citibank NA, 1.875%, 6/04/12		4,000,000	4,087,656
Federal Farm Credit Bank, 0.950%, 2/10/12		6,200,000	6,244,727
Federal Farm Credit Bank, 0.950%, 3/05/12		1,200,000	1,208,783
Federal Farm Credit Bank, 2.000%, 1/17/12		4,100,000	4,184,690
Federal Farm Credit Bank, 2.125%, 6/18/12		2,500,000	2,568,555
Federal Home Loan Banks, 0.875%, 8/22/12		2,000,000	2,013,656
Federal Home Loan Banks, 1.125%, 3/09/12		15,500,000	15,658,410
Federal Home Loan Banks, 1.125%, 5/18/12		9,300,000	9,401,249
Federal Home Loan Banks, 1.375%, 6/08/12		18,600,000	18,883,390
Federal Home Loan Banks, 1.750%, 8/22/12		6,500,000	6,651,307
Federal Home Loan Banks, 1.875%, 6/20/12		4,800,000	4,915,022
Federal Home Loan Mortgage Corp., 1.125%, 7/27/12		16,600,000	16,800,113
Federal Home Loan Mortgage Corp., 4.750%, 3/05/12		5,600,000	5,946,382
Federal Home Loan Mortgage Corp., 5.125%, 7/15/12		2,200,000	2,380,838
Federal Home Loan Mortgage Corp., 5.500%, 8/20/12		15,200,000	16,627,006
Federal Home Loan Mortgage Corp., 5.750%, 1/15/12		8,400,000	8,971,057
Federal National Mortgage Association, 0.875%, 1/12/12		9,000,000	9,052,524
Federal National Mortgage Association, 1.000%, 4/04/12		14,600,000	14,725,531
Federal National Mortgage Association, 1.125%, 7/30/12		5,700,000	5,765,043
Federal National Mortgage Association, 1.875%, 4/20/12		13,200,000	13,493,383
Federal National Mortgage Association, 2.000%, 1/09/12		2,000,000	2,041,188
Federal National Mortgage Association, 4.375%, 9/15/12		6,000,000	6,448,668
Federal National Mortgage Association, 4.875%, 5/18/12		700,000	750,214
Federal National Mortgage Association, 5.000%, 2/16/12		3,000,000	3,187,374
General Electric Capital Corp., 2.200%, 6/08/12		3,800,000	3,908,156
General Electric Capital Corp., 3.000%, 12/09/11		600,000	618,404
General Electric Capital Corp., 3.500%, 8/13/12		800,000	832,476
General Electric Capital Corp., 4.375%, 3/03/12		1,450,000	1,516,279
Goldman Sachs Group, Inc., 3.250%, 6/15/12		1,000,000	1,045,918
HSBC USA, Inc., 3.125%, 12/16/11		2,900,000	2,994,630
JPMorgan Chase & Co., 2.125%, 6/22/12		4,500,000	4,627,210
JPMorgan Chase & Co., 2.200%, 6/15/12		1,000,000	1,028,745
Morgan Stanley, 1.950%, 6/20/12		1,900,000	1,947,257
Morgan Stanley, 2.250%, 3/13/12		4,500,000	4,616,820
Regions Bank, 3.250%, 12/09/11		3,000,000	3,098,298
			210,079,232
TOTAL BONDS AND NOTES
(Identified Cost $242,583,587)			244,201,779

SHORT-TERM INVESTMENTS — 2.0%

		SHARES	VALUE†
Other — 2.0%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		5,032,287	5,032,287
			5,032,288
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,032,288)			5,032,288

Total Investments — 100.0%
(Identified Cost $247,615,875)#			249,234,067
Cash and Other Assets, Less Liabilities — 0.0%			66,339

Net Assets — 100.0%			$249,300,406

____________________

†	See Note 1.
#
At September 30, 2010 the aggregate cost of investment securities for income tax purposes was $247,615,875. Net unrealized appreciation aggregated $1,618,192 of which $1,635,833 related to appreciated investment securities and $17,641 related to depreciated investment securities.

Key to abbreviations:
USD — U.S. Dollar

See notes to schedule of investments.

SA U.S. Fixed Income Fund

September 30, 2010
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
U.S. Government Agency	71.4%
Financials	16.4%
Government Sponsored	5.8%
Supranational	4.4%
Short - Term	2.0%
Total	100.0%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2010 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 98.9%
Australia — 9.4%
Australia & New Zealand Banking Group, 4.375%, 5/24/12	EUR	3,500,000	$4,988,602
General Electric Capital Australia Funding Pty Ltd., 7.500%, 1/25/11	AUD	13,000,000	12,621,525
National Australia Bank Ltd., 5.375%, 12/08/14	GBP	1,500,000	2,627,544
Suncorp-Metway Ltd., 4.000%, 1/16/14	GBP	7,000,000	11,788,469
Westpac Banking Corp., 2.900%, 9/10/14	USD	5,000,000	5,295,285
Westpac Banking Corp., 3.000%, 8/04/15(a)	USD	2,000,000	2,045,012
Westpac Banking Corp., 3.750%, 12/01/14	CAD	6,000,000	5,975,916
			45,342,353
Austria — 3.7%
Austria Government International Bond, 3.250%, 6/25/13	USD	4,000,000	4,256,128
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.600%, 2/15/11	JPY	1,150,000,000	13,802,342
			18,058,470
Belgium — 2.7%
Belgium Government International Bond, 2.750%, 3/05/15(a)	USD	1,000,000	1,034,871
Belgium Government International Bond, 4.250%, 9/03/13, 144A	USD	11,000,000	11,880,330
			12,915,201
Canada — 14.8%
Bank of Nova Scotia, 3.430%, 7/16/14	CAD	2,000,000	2,012,771
Canada Housing Trust No 1, 2.750%, 12/15/14	CAD	14,000,000	13,994,421
Export Development Canada, 4.500%, 10/25/12	USD	5,000,000	5,400,010
Ontario Electricity Financial Corp., 7.450%, 3/31/13	USD	9,400,000	10,919,689
Province of Alberta Canada, 2.750%, 12/01/14	CAD	13,800,000	13,793,830
Province of British Columbia Canada, 4.300%, 5/30/13(a)	USD	3,000,000	3,280,599
Province of Ontario Canada, 4.100%, 6/16/14	USD	9,800,000	10,774,933
Province of Ontario Canada, 4.400%, 12/02/11	CAD	1,000,000	1,005,414
Royal Bank of Canada, 4.970%, 6/05/14	CAD	6,000,000	6,364,467
Royal Bank of Canada, 5.060%, 7/17/13	CAD	4,000,000	4,206,434
			71,752,568
France — 8.5%
Agence Francaise de Developpement, 5.125%, 4/25/12	EUR	7,670,000	11,081,156
Caisse d'Amortissement de la Dette Sociale, 5.250%, 10/25/12	EUR	7,250,000	10,707,686
Societe Financement de l'Economie Francaise, 2.875%, 9/22/14	USD	8,500,000	8,979,663
Total Capital SA, 5.625%, 1/25/12	AUD	10,900,000	10,563,995
			41,332,500
Germany — 5.8%
Kreditanstalt fuer Wiederaufbau, 3.125%, 12/08/14	GBP	1,000,000	1,649,303
Kreditanstalt fuer Wiederaufbau, 4.000%, 10/15/13(a)	USD	5,000,000	5,456,750
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	USD	1,000,000	1,109,033
Kreditanstalt fuer Wiederaufbau, 4.625%, 10/12/12	EUR	4,000,000	5,836,958
Landesbank Hessen-Thueringen Girozentrale, 3.000%, 10/18/12	CHF	2,000,000	2,133,840
Landwirtschaftliche Rentenbank, 3.125%, 7/15/15	USD	1,000,000	1,070,243
Landwirtschaftliche Rentenbank, 3.875%, 3/14/12	EUR	7,800,000	11,044,810
			28,300,937
Japan — 0.9%
Development Bank of Japan, 4.250%, 6/09/15	USD	1,000,000	1,116,948
Japan Bank for International Cooperation, 4.375%, 11/26/12	USD	3,200,000	3,407,114
			4,524,062
Netherlands — 4.4%
Bank Nederlandse Gemeenten NV, 2.750%, 7/01/15	USD	9,000,000	9,428,463
Nederlandse Waterschapsbank NV, 3.000%, 3/17/15	USD	1,000,000	1,056,948
NIBC Bank NV, 3.500%, 4/07/14	EUR	3,000,000	4,323,537
Rabobank Nederland NV, 4.000%, 9/10/15	GBP	1,000,000	1,670,669
Rabobank Nederland NV, 0.800%, 2/03/11	JPY	400,000,000	4,793,742
			21,273,359
Norway — 1.0%
Kommunalbanken AS, 2.875%, 10/27/14	USD	4,780,000	5,054,907

Spain — 1.9%
Instituto de Credito Oficial, 4.000%, 12/08/14	GBP	5,700,000	8,980,076

Supranational — 18.8%
African Development Bank, 3.000%, 5/27/14	USD	12,000,000	12,837,564
Asian Development Bank, 2.625%, 2/09/15	USD	2,622,000	2,766,897
Asian Development Bank/Pasig, 4.500%, 3/07/11	GBP	1,800,000	2,870,966
Council of Europe Development Bank, 5.500%, 1/18/12	AUD	12,000,000	11,652,193
Council Of Europe Development Bank, 5.000%, 1/29/14	USD	1,500,000	1,693,140
Eurofima, 4.250%, 9/05/13(a)	USD	3,000,000	3,273,495

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
Eurofima, 4.250%, 2/04/14	USD	7,600,000	$8,355,675
Eurofima, 6.125%, 10/14/14	GBP	1,000,000	1,820,910
European Bank for Reconstruction & Development, 0.500%, 1/30/15	EUR	5,634,000	7,255,795
European Bank for Reconstruction and Development, 5.875%, 8/04/14	GBP	1,000,000	1,810,818
European Investment Bank, 2.750%, 3/23/15(a)	USD	2,000,000	2,122,578
European Investment Bank, 2.875%, 1/15/15	USD	1,300,000	1,384,243
European Investment Bank, 4.500%, 1/14/13	GBP	3,400,000	5,746,327
European Investment Bank, 6.250%, 4/15/14	GBP	2,600,000	4,734,467
International Bank for Reconstruction & Development, 0.500%, 9/11/12	AUD	9,000,000	7,908,578
International Bank for Reconstruction & Development, 5.375%, 1/15/14(a)	GBP	700,000	1,237,858
International Finance Facility for Immunisation, 3.375%, 5/15/14	GBP	800,000	1,331,852
Nordic Investment Bank, 2.500%, 7/15/15(a)	USD	1,000,000	1,049,139
Nordic Investment Bank, 2.625%, 10/06/14(a)	USD	2,000,000	2,104,396
Nordic Investment Bank, 3.000%, 4/08/14	EUR	5,000,000	7,150,541
Nordic Investment Bank, 5.750%, 12/16/14	GBP	1,040,000	1,897,486
			91,004,918
Sweden — 2.3%
Svensk Exportkredit AB, 3.250%, 9/16/14	USD	10,400,000	11,097,840

United Kingdom — 6.0%
Barclays Bank PLC, 5.450%, 9/12/12(a)	USD	9,000,000	9,752,841
Barclays Bank PLC, 5.200%, 7/10/14	USD	2,200,000	2,441,076
Network Rail Infrastructure Finance PLC, 3.500%, 6/17/13	USD	1,000,000	1,069,738
Network Rail Infrastructure Finance PLC, 4.875%, 3/07/12	GBP	1,000,000	1,653,180
United Kingdom Gilt, 2.250%, 3/07/14	GBP	7,800,000	12,682,300
United Kingdom Gilt, 2.750%, 1/22/15	GBP	1,000,000	1,646,356
			29,245,491
United States — 18.7%
Bank of America Corp., 4.250%, 10/21/10(a)	EUR	8,000,000	10,914,084
Colgate-Palmolive Co., 4.200%, 5/15/13(a)	USD	4,350,000	4,726,140
Federal Farm Credit Bank, 2.625%, 4/17/14	USD	2,000,000	2,109,862
Federal Home Loan Bank, 5.500%, 8/13/14(a)	USD	2,300,000	2,682,759
Federal Home Loan Mortgage Corp., 1.125%, 12/15/11	USD	3,000,000	3,027,708
Federal National Mortgage Association, 2.500%, 5/15/14(a)	USD	8,800,000	9,242,992
Merck & Co., Inc., 4.375%, 2/15/13(a)	USD	11,250,000	12,125,216
Microsoft Corp., 2.950%, 6/01/14	USD	6,500,000	6,897,514
Nestle Holdings, Inc., 2.125%, 3/12/14	USD	6,000,000	6,208,344
PepsiCo., Inc., 4.650%, 2/15/13(a)	USD	7,799,000	8,504,513
The Bank of New York Mellon Corp., 4.300%, 5/15/14(a)	USD	1,000,000	1,098,895
The Bank of New York Mellon Corp., 5.125%, 8/27/13	USD	4,075,000	4,538,915
Toyota Motor Credit Corp., 1.300%, 3/16/12	JPY	1,100,000,000	13,311,937
Wal-Mart Stores, Inc., 2.250%, 7/08/15(a)	USD	1,000,000	1,035,765
Wal-Mart Stores, Inc., 3.200%, 5/15/14	USD	2,000,000	2,143,160
Wal-Mart Stores, Inc., 4.550%, 5/01/13	USD	2,000,000	2,189,910
			90,7575,714
TOTAL BONDS AND NOTES
(Identified Cost $450,945,456)			479,640,396

		SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.7%
Other — 0.7%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		3,349,870	3,349,870
			3,349,871
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,349,871)			3,349,871

COLLATERAL FOR SECURITIES ON LOAN— 7.0%
Short Term — 7.0%
State Street Navigator Prime Portfolio		34,201,081	34,201,081
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $34,201,081)			34,201,081

Total Investments — 106.6%
(Identified Cost $488,496,408)#			517,191,348
Liabilities, Less Cash and Other Assets — (6.6%)			(32,115,258)

Net Assets — 100.0%			$485,076,090
____________________

†	See note 1.
(a)	A portion or all of the security was held on loan. As of September 30, 2010, the market value of the securities on loan was $33,499,478.
#
At September 30, 2010 the aggregate cost of investment securities for income tax purposes was $488,496,408. Net unrealized appreciation aggregated $28,694,940 of which $31,337,875 related to appreciated investment securities and $2,642,935 related to depreciated investment securities.

Key to abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro Currency
GBP – British Pound
JPY – Japanese Yen
USD – U.S. Dollar
144A – Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration normally to qualified institutional buyers.

See notes to schedule of investments.

SA Global Fixed Income Fund

Ten Largest Industry Holdings September 30, 2010
(As a percentage of net assets):

Industry	Percentage
Bank	22.5%
Supra-National Organizations	18.8%
Foreign Government/Agency-Canada	12.2%
Industrial	9.0%
Financial Services	8.2%
Foreign Government/Agency-France	6.3%
Foreign Government/Agency-Germany	5.8%
U.S. Government Agency	3.5%
Foreign Government/Agency-United Kingdom	3.0%
Foreign Government/Agency-Belgium	2.7%

SA Global Fixed Income Fund

September 30, 2010
Country Weightings (% of portfolio market value)

Country	Percentage
United States	19.5%
Supranational	18.8%
Canada	14.9%
Australia	9.3%
France	8.6%
United Kingdom	6.1%
Germany	5.9%
Netherlands	4.4%
Austria	3.7%
Other	8.8%

SA U.S. Core Market Fund
(Prior to October 28, 2010, the Fund was known as the SA U.S. Market Fund)
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.4%
Aerospace & Defense — 2.5%
Alliant Techsystems, Inc.*	975	$73,515
BE Aerospace, Inc.*	2,400	72,744
Boeing Co.	20,500	1,364,070
Cubic Corp.(a)	500	20,400
Curtiss-Wright Corp.(a)	1,576	47,753
DigitalGlobe, Inc.*	1,200	36,480
Esterline Technologies Corp.*	900	51,507
General Dynamics Corp.	11,100	697,191
Goodrich Corp.	3,600	265,428
HEICO Corp.	300	13,692
HEICO Corp., Class A	500	17,035
Hexcel Corp.(a)*	3,100	55,149
Honeywell International, Inc.	20,700	909,558
ITT Corp.	5,300	248,199
L-3 Communications Holdings, Inc.	3,400	245,718
Lockheed Martin Corp.	9,700	691,416
Moog, Inc., Class A*	1,500	53,265
Northrop Grumman Corp.	9,144	554,401
Orbital Sciences Corp.*	2,300	35,190
Precision Castparts Corp.(a)	4,024	512,456
Raytheon Co.	11,000	502,810
Rockwell Collins, Inc.	4,600	267,950
Spirit Aerosystems Holdings, Inc.*	2,700	53,811
Teledyne Technologies, Inc.*	1,300	51,766
TransDigm Group, Inc.	1,300	80,665
Triumph Group, Inc.	400	29,836
United Technologies Corp.	26,240	1,869,075
		8,821,080
Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings, Inc.*	500	25,150
CH Robinson Worldwide, Inc.	4,700	328,624
Expeditors International of Washington, Inc.	6,500	300,495
FedEx Corp.	8,300	709,650
Forward Air Corp.	450	11,700
HUB Group, Inc., Class A*	900	26,334
United Parcel Service, Inc., Class B	19,400	1,293,786
UTi Worldwide, Inc.	2,400	38,592
		2,734,331
Airlines — 0.3%
Alaska Air Group, Inc.*	1,700	86,751
Allegiant Travel Co.	600	25,392
AMR Corp.(a)*	9,200	57,684
Continental Airlines, Inc.(a)*	3,100	77,004
Delta Air Lines, Inc.*	19,300	224,652
JetBlue Airways Corp.(a)*	7,550	50,509
Southwest Airlines Co.	20,200	264,014
United Continental Holdings, Inc.*	4,300	101,609
US Airways Group, Inc.*	4,500	41,625
		929,240
Auto Components — 0.4%
ArvinMeritor, Inc.(a)*	2,300	35,742
BorgWarner, Inc.(a)*	3,400	178,908
Cooper Tire & Rubber Co.	1,700	33,371
Dana Holding Corp.*	1,800	22,176
Federal Mogul Corp.*	1,600	30,256
Gentex Corp.	3,900	76,089
Johnson Controls, Inc.	18,600	567,300
Tenneco, Inc.*	1,600	46,352
The Goodyear Tire & Rubber Co.*	6,400	68,800
TRW Automotive Holdings Corp.(a)*	3,700	153,772
WABCO Holdings, Inc.*	1,599	67,062
		1,279,828
Automobiles — 0.4%
Ford Motor Co.(a)*	92,540	1,132,690
Harley-Davidson, Inc.	5,200	147,888
Thor Industries, Inc.	1,600	53,440
		1,334,018
Beverages — 2.3%
Boston Beer Co., Inc., Class A*	300	20,061
Brown-Forman Corp., Class B	2,500	154,100
Central European Distribution Corp.*	1,400	31,248
Coca-Cola Co.	65,500	3,833,060
Coca-Cola Enterprises, Inc.	15,100	468,100
Constellation Brands, Inc., Class A*	5,600	99,064
Dr Pepper Snapple Group, Inc.	6,100	216,672
Hansen Natural Corp.*	2,600	121,212
Molson Coors Brewing Co., Class B	4,600	217,212
PepsiCo Inc.	46,851	3,112,780
		8,273,509
Biotechnology — 1.6%
Abraxis Bioscience, Inc.*	466	36,041
Acorda Therapeutics, Inc.*	800	26,416
Alexion Pharmaceuticals, Inc.*	2,800	180,208
Alkermes, Inc.*	3,279	48,037
Amgen, Inc.*	28,822	1,588,380
Amylin Pharmaceuticals, Inc.*	3,800	79,230
Biogen Idec, Inc.*	7,870	441,664
BioMarin Pharmaceutical, Inc.(a)*	3,200	71,520
Celgene Corp.*	12,804	737,639
Cephalon, Inc.(a)*	2,200	137,368
Cubist Pharmaceuticals, Inc.(a)*	2,100	49,119
Dendreon Corp.(a)*	4,300	177,074
Genzyme Corp.*	8,000	566,320
Gilead Sciences, Inc.*	25,400	904,494
Human Genome Sciences, Inc.(a)*	2,300	68,517
Incyte Corp., Ltd.(a)*	3,300	52,767
Isis Pharmaceuticals, Inc.(a)*	2,900	24,360
Myrexis, Inc.(a)*	800	3,088
Myriad Genetics, Inc.*	3,180	52,184
Onyx Pharmaceuticals, Inc.*	1,900	50,122
Regeneron Pharmaceuticals, Inc.(a)*	2,300	63,020
Seattle Genetics, Inc.*	1,800	27,954
Theravance, Inc.(a)*	1,400	28,140
United Therapeutics Corp.*	1,900	106,419
Vertex Pharmaceuticals, Inc.*	3,200	110,624
		5,630,705
Building Products — 0.1%
Armstrong World Industries, Inc.(a)*	900	37,359
Griffon Corp.(a)*	653	7,960
Lennox International, Inc.	1,700	70,873
Masco Corp.	9,000	99,090
Owens Corning(a)*	2,988	76,582
Quanex Building Products Corp.	1,450	25,042
Simpson Manufacturing Co., Inc.	1,400	36,092
Universal Forest Products, Inc.	200	5,850
USG Corp.*	2,500	32,975
		391,823
Capital Markets — 2.3%
Affiliated Managers Group, Inc.*	1,100	85,811
American Capital Ltd.*	8,700	50,547
Ameriprise Financial, Inc.	6,940	328,470
Bank of New York Mellon Corp.	34,050	889,727
BlackRock, Inc.	1,500	255,375

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Charles Schwab Corp.	32,600	$453,140
Cohen & Steers, Inc.	1,500	32,550
Eaton Vance Corp.	3,600	104,544
Evercore Partners, Inc., Class A	400	11,444
Federated Investors, Inc., Class B(a)	3,100	70,556
Franklin Resources, Inc.	6,700	716,230
GFI Group, Inc.(a)	1,700	7,888
Greenhill & Co., Inc.	900	71,388
Invesco Ltd.(a)	11,200	237,776
Investment Technology Group, Inc.*	1,500	21,330
Janus Capital Group, Inc.	4,300	47,085
Jefferies Group, Inc.	4,400	99,836
KBW, Inc.	800	20,480
Knight Capital Group, Inc., Class A*	3,100	38,409
Legg Mason, Inc.	4,200	127,302
MF Global Holdings Ltd.(a)*	1,700	12,240
Morgan Stanley	38,000	937,840
Northern Trust Corp.	6,400	308,736
optionsXpress Holdings, Inc.*	2,000	30,720
Raymond James Financial, Inc.(a)	3,900	98,787
SEI Investments Co.	5,400	109,836
State Street Corp.	13,840	521,214
Stifel Financial Corp.(a)*	800	37,032
T Rowe Price Group, Inc.	7,400	370,481
TD Ameritrade Holding Corp.*	16,378	264,505
The Goldman Sachs Group, Inc.	12,500	1,807,250
Waddell & Reed Financial, Inc., Class A(a)	2,717	74,337
		8,242,866
Chemicals — 2.2%
A. Schulman, Inc.(a)	200	4,030
Air Products & Chemicals, Inc.	6,100	505,202
Airgas, Inc.(a)	2,500	169,875
Albemarle Corp.	2,600	121,706
Arch Chemicals, Inc.	700	24,563
Ashland, Inc.	1,682	82,031
Balchem Corp.	700	21,602
Cabot Corp.	1,800	58,626
Celanese Corp., Series A	4,400	141,240
CF Industries Holdings, Inc.	1,624	155,092
Cytec Industries, Inc.	1,600	90,208
Dow Chemical Co.	29,900	821,054
Eastman Chemical Co.	2,300	170,200
Ecolab, Inc.	6,700	339,958
EI Du Pont de Nemours & Co.	24,700	1,102,114
Ferro Corp.*	1,700	21,913
FMC Corp.	2,200	150,502
H.B. Fuller Co.	1,500	29,805
Huntsman Corp.	5,900	68,204
International Flavors & Fragrances, Inc.	2,400	116,448
Intrepid Potash, Inc.*	1,600	41,712
Kronos Worldwide, Inc.(a)*	1,422	56,652
Lubrizol Corp.	2,000	211,940
Minerals Technologies, Inc.	600	35,352
Monsanto Co.	15,734	754,131
Nalco Holding Co.	3,490	87,983
NewMarket Corp.(a)	400	45,472
NL Industries, Inc.(a)	320	2,906
Olin Corp.(a)	2,100	42,336
OM Group, Inc.*	400	12,048
PolyOne Corp.*	1,400	16,926
PPG Industries, Inc.	4,800	349,440
Praxair, Inc.	9,100	821,366
Rockwood Holdings, Inc.*	2,100	66,087
RPM International, Inc.	4,400	87,648
Sensient Technologies Corp.	1,800	54,882
Sigma-Aldrich Corp.	3,500	211,330
Solutia, Inc.(a)*	2,600	41,652
The Mosaic Co.	5,000	293,800
The Scotts Miracle-Gro Co., Class A	2,200	113,806
Valhi, Inc.(a)	3,660	74,298
Valspar Corp.	3,200	101,920
W.R. Grace & Co.*	2,044	57,109
Westlake Chemical Corp.	2,100	62,853
		7,838,022
Commercial Banks — 2.6%
Associated Banc-Corp(a)	3,819	50,373
Bancorpsouth, Inc.(a)	2,700	38,286
Bank of Hawaii Corp.	1,600	71,872
BB&T Corp.	19,111	460,193
BOK Financial Corp.	1,938	87,462
CapitalSource, Inc.	8,300	44,322
Cathay General Bancorp	1,300	15,457
Chemical Financial Corp.(a)	315	6,502
City National Corp.	1,300	68,991
Comerica, Inc.(a)	4,500	167,175
Commerce Bancshares, Inc.	2,435	91,532
Cullen/Frost Bankers, Inc.	2,000	107,740
East West Bancorp, Inc.(a)	3,000	48,840
Fifth Third Bancorp	21,607	259,932
First Financial Bancorp(a)	1,630	27,188
First Financial Bankshares, Inc.(a)	600	28,194
First Horizon National Corp.(a)*	4,662	53,193
First Midwest Bancorp, Inc.	1,000	11,530
FirstMerit Corp.(a)	3,043	55,748
FNB Corp.(a)	1,851	15,845
Fulton Financial Corp.(a)	6,667	60,403
Glacier Bancorp, Inc.(a)	1,875	27,375
Hancock Holding Co.(a)	800	24,056
Huntington Bancshares, Inc.	18,292	103,716
Iberiabank Corp.	700	34,986
International Bancshares Corp.(a)	2,350	39,691
Investors Bancorp, Inc.(a)*	2,100	24,864
KeyCorp	22,400	178,304
M&T Bank Corp.	3,268	267,355
Marshall & Ilsley Corp.	13,509	95,103
MB Financial, Inc.(a)	1,350	21,897
National Penn Bancshares, Inc.	2,100	13,125
Old National Bancorp(a)	2,307	24,223
Park National Corp.(a)	400	25,616
PNC Financial Services Group, Inc.	15,105	784,100
Popular, Inc.*	16,400	47,560
Prosperity Bancshares, Inc.	1,500	48,705
Regions Financial Corp.	29,928	217,577
S&T Bancorp, Inc.	415	7,229
Signature Bank*	1,100	42,724
SunTrust Banks, Inc.	13,626	351,960
Susquehanna Bancshares, Inc.(a)	1,900	16,036
SVB Financial Group*	900	38,088
Synovus Financial Corp.	13,000	31,980
TCF Financial Corp.(a)	4,000	64,760
Trustmark Corp.(a)	1,900	41,306
UMB Financial Corp.(a)	1,100	39,061
Umpqua Holdings Corp.	3,100	35,154
United Bankshares, Inc.(a)	1,500	37,335
US Bancorp	54,815	1,185,100
Valley National Bancorp	5,426	69,995
Webster Financial Corp.(a)	1,710	30,028

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Wells Fargo & Co.	143,159	$3,597,586
WesBanco, Inc.	100	1,634
Westamerica Bancorporation	1,000	54,490
Wilmington Trust Corp.	2,300	20,654
Wintrust Financial Corp.	800	25,928
Zions Bancorporation	4,107	87,725
		9,527,804
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.(a)	1,800	38,862
Avery Dennison Corp.	2,900	107,648
Cintas Corp.	4,000	110,200
Clean Harbors, Inc.*	600	40,650
Copart, Inc.*	2,350	77,480
Corrections Corp. of America*	3,000	74,040
Covanta Holding Corp.	5,290	83,318
Deluxe Corp.	1,100	21,043
EnergySolutions, Inc.	500	2,515
Healthcare Services Group, Inc.(a)	1,197	27,280
Herman Miller, Inc.(a)	1,600	31,488
HNI Corp.	1,600	46,016
Interface, Inc., Class A	1,600	22,768
Iron Mountain, Inc.	6,375	142,417
Mine Safety Appliances Co.(a)	1,100	29,810
Pitney Bowes, Inc.(a)	5,600	119,728
R.R. Donnelley & Sons Co.	5,200	88,192
Republic Services, Inc.	10,585	322,737
Rollins, Inc.(a)	1,959	45,801
Steelcase, Inc., Class A(a)	2,200	18,326
Stericycle, Inc.(a)*	2,400	166,752
Tetra Tech, Inc.*	1,800	37,746
The Brink's Co.	1,200	27,600
The Geo Group, Inc.*	800	18,680
United Stationers, Inc.(a)*	500	26,755
Waste Connections, Inc.(a)*	2,625	104,107
Waste Management, Inc.	14,500	518,230
		2,350,189
Communications Equipment — 2.2%
Acme Packet, Inc.*	900	34,146
ADC Telecommunications, Inc.*	562	7,121
Adtran, Inc.	1,700	60,010
Arris Group, Inc.(a)*	3,550	34,683
Aruba Networks, Inc.*	1,400	29,876
Blue Coat Systems, Inc.(a)*	1,100	26,466
Brocade Communications Systems, Inc.*	10,225	59,714
Cisco Systems, Inc.*	162,821	3,565,780
CommScope, Inc.*	1,998	47,433
EchoStar Corp., Class A*	1,380	26,330
Emulex Corp.*	1,800	18,792
F5 Networks, Inc.(a)*	2,400	249,144
Finisar Corp.(a)*	1,000	18,790
Harris Corp.	3,700	163,873
Infinera Corp.*	2,700	31,509
InterDigital, Inc.(a)*	1,600	47,376
JDS Uniphase Corp.*	5,800	71,862
Juniper Networks, Inc.*	14,206	431,152
Loral Space & Communications, Inc.*	600	31,320
Motorola, Inc.*	66,300	565,539
Netgear, Inc.*	600	16,206
Plantronics, Inc.	1,300	43,914
Polycom, Inc.*	1,900	51,832
QUALCOMM, Inc.	45,884	2,070,286
Riverbed Technology, Inc.*	1,600	72,928
Sonus Networks, Inc.*	6,500	22,945
Tekelec(a)*	2,000	25,920
Tellabs, Inc.	10,354	77,137
Viasat, Inc.*	1,100	45,221
		7,947,305
Computers & Peripherals — 5.1%
ADPT Corp.*	1,100	3,245
Apple, Inc.*	25,800	7,320,750
Dell, Inc.*	54,300	703,728
Diebold, Inc.	2,100	65,289
Electronics for Imaging, Inc.*	100	1,212
EMC Corp.*	58,633	1,190,836
Hewlett-Packard Co.	67,483	2,839,010
International Business Machines Corp.	36,600	4,909,524
Lexmark International, Inc., Class A*	1,900	84,778
NCR Corp.*	5,400	73,602
NetApp, Inc.*	9,800	487,942
QLogic Corp.*	3,300	58,212
SanDisk Corp.*	6,600	241,890
Seagate Technology PLC*	9,800	115,444
Synaptics, Inc.*	950	26,733
Teradata Corp.*	4,200	161,952
Western Digital Corp.*	6,300	178,857
		18,463,004
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	70,354
EMCOR Group, Inc.*	1,200	29,508
Fluor Corp.	4,900	242,697
Granite Construction, Inc.(a)	500	11,370
Insituform Technologies, Inc., Class A(a)*	1,000	24,180
Jacobs Engineering Group, Inc.*	3,800	147,060
KBR, Inc.	4,676	115,216
MasTec, Inc.(a)*	2,200	22,704
Quanta Services, Inc.*	5,834	111,313
The Shaw Group, Inc.*	2,400	80,544
Tutor Perini Corp.(a)*	710	14,264
URS Corp.*	2,200	83,556
		952,766
Construction Materials — 0.1%
Eagle Materials, Inc.(a)	1,593	37,754
Martin Marietta Materials, Inc.(a)	1,200	92,364
Texas Industries, Inc.	600	18,912
Vulcan Materials Co.	3,291	121,504
		270,534
Consumer Finance — 0.6%
American Express Co.	32,700	1,374,381
AmeriCredit Corp.(a)*	276	6,751
Capital One Financial Corp.	11,865	469,261
Cash America International, Inc.(a)	700	24,500
Credit Acceptance Corp.(a)*	400	24,224
Discover Financial Services	13,700	228,516
Ezcorp, Inc., Class A*	1,600	32,064
Nelnet, Inc., Class A	1,000	22,880
SLM Corp.*	12,300	142,065
		2,324,642
Containers & Packaging — 0.3%
Aptargroup, Inc.	2,100	95,907
Ball Corp.	2,600	153,010
Bemis Co., Inc.	3,200	101,600
Crown Holdings, Inc.*	4,700	134,702
Graphic Packaging Holding Co.(a)*	8,116	27,107
Greif, Inc., Class A	600	35,304
Owens-Illinois, Inc.*	5,000	140,300

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
Packaging Corp. of America	3,500	$81,095
Pactiv Corp.*	3,900	128,622
Rock-Tenn Co., Class A	1,100	54,791
Sealed Air Corp.	3,800	85,424
Silgan Holdings, Inc.	2,400	76,080
Sonoco Products Co.	2,400	80,256
Temple-Inland, Inc.	3,200	59,712
		1,253,910
Distributors — 0.1%
Genuine Parts Co.(a)	5,000	222,950
LKQ Corp.*	3,900	81,120
		304,070
Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A*	4,350	223,373
Bridgepoint Education, Inc.(a)*	1,500	23,190
Capella Education Co.*	500	38,810
Career Education Corp.*	2,500	53,675
Coinstar, Inc.(a)*	1,000	42,990
DeVry, Inc.(a)	2,100	103,341
H&R Block, Inc.(a)	9,700	125,615
Hillenbrand, Inc.	1,500	32,265
ITT Educational Services, Inc.*	1,100	77,297
Matthews International Corp., Class A(a)	700	24,752
Regis Corp.(a)	1,100	21,043
Service Corp. International	7,500	64,650
Sotheby's, Class A	2,300	84,686
Spectrum Group Intl, Inc.*	498	966
Strayer Education, Inc.(a)	400	69,800
Weight Watchers International, Inc.(a)	2,500	77,975
		1,064,428
Diversified Financial Services — 3.2%
Bank of America Corp.	276,550	3,625,570
CIT Group, Inc.*	1,115	45,514
Citigroup, Inc.*	599,030	2,336,217
CME Group, Inc.	1,900	494,855
IntercontinentalExchange, Inc.*	2,100	219,912
J.P. Morgan Chase & Co.	107,008	4,073,795
Leucadia National Corp.*	6,400	151,168
Moody's Corp.(a)	6,200	154,876
MSCI, Inc., Class A*	1,862	61,837
NYSE Euronext	6,700	191,419
PHH Corp.*	1,567	33,001
Portfolio Recovery Associates, Inc.*	500	32,325
The NASDAQ OMX Group, Inc.(a)*	6,000	116,580
		11,537,069
Diversified Telecommunication Services — 2.3%
AboveNet, Inc.*	700	36,463
AT&T, Inc.	151,543	4,334,130
CenturyLink, Inc.(a)	8,888	350,720
Frontier Communications Corp.	27,599	225,484
Qwest Communications International, Inc.	46,600	292,182
tw telecom, Inc.*	4,600	85,422
Verizon Communications, Inc.	81,652	2,661,039
Windstream Corp.(a)	14,226	174,837
		8,160,277
Electric Utilities — 1.8%
Allegheny Energy, Inc.	5,400	132,408
Allete, Inc.	1,000	36,430
American Electric Power Co., Inc.	13,400	485,482
Cleco Corp.	2,000	59,240
DPL, Inc.	3,300	86,229
Duke Energy Corp.	37,956	672,201
Edison International(a)	9,700	333,583
El Paso Electric Co.*	1,200	28,536
Empire District Electric Co.	1,100	22,165
Entergy Corp.	5,700	436,221
Exelon Corp.	18,200	774,956
FirstEnergy Corp.(a)	8,500	327,590
Great Plains Energy, Inc.	3,484	65,848
Hawaiian Electric Industries, Inc.	2,800	63,112
IDACORP, Inc.	1,000	35,920
ITC Holdings Corp.	1,300	80,925
MGE Energy, Inc.(a)	700	27,713
NextEra Energy, Inc.	12,400	674,436
Northeast Utilities	4,900	144,893
NV Energy, Inc.	7,100	93,365
Pepco Holdings, Inc.(a)	6,200	115,320
Pinnacle West Capital Corp.	3,200	132,064
PNM Resources, Inc.	2,100	23,919
Portland General Electric Co.	2,100	42,588
PPL Corp.	11,100	302,253
Progress Energy, Inc.	8,700	386,454
Southern Co.	23,700	882,588
UIL Holdings Corp.	933	26,273
Unisource Energy Corp.	600	20,058
Westar Energy, Inc.	3,700	89,651
		6,602,421
Electrical Equipment — 0.9%
A.O. Smith Corp.	700	40,523
Acuity Brands, Inc.(a)	1,000	44,240
American Superconductor Corp.(a)*	1,200	37,320
AMETEK, Inc.	3,050	145,699
Babcock & Wilcox Co.*	2,750	58,520
Baldor Electric Co.(a)	1,700	68,680
Belden, Inc.	1,500	39,570
Brady Corp., Class A	1,600	46,672
Cooper Industries PLC	4,500	220,185
Emerson Electric Co.	21,400	1,126,924
EnerSys*	1,800	44,946
First Solar, Inc.(a)*	2,200	324,170
General Cable Corp.(a)*	1,400	37,968
GrafTech International Ltd.*	3,700	57,831
GT Solar International, Inc.*	3,800	31,806
Hubbell, Inc., Class B	1,700	86,275
II-VI, Inc.*	1,100	41,063
Polypore International, Inc.*	1,200	36,192
Regal-Beloit Corp.	900	52,821
Rockwell Automation, Inc.	4,300	265,439
Roper Industries, Inc.	2,800	182,504
SunPower Corp., Class B*	1,127	15,620
Thomas & Betts Corp.*	1,300	53,326
Vicor Corp.(a)	200	2,922
Woodward Governor Co.	2,000	64,840
		3,126,056
Electronic Equipment, Instruments & Components — 0.8%
Agilent Technologies, Inc.*	9,500	317,015
Amphenol Corp., Class A	5,000	244,900
Anixter International, Inc.(a)*	1,100	59,389
Arrow Electronics, Inc.*	3,600	96,228
Avnet, Inc.*	4,722	127,541
AVX Corp.	4,800	66,336
Benchmark Electronics, Inc.*	1,950	31,980
Checkpoint Systems, Inc.*	800	16,280
Cogent, Inc.*	1,800	19,152
Cognex Corp.	1,000	26,820

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Coherent, Inc.*	400	$16,004
Corning, Inc.	44,460	812,729
Daktronics, Inc.(a)	100	982
Dolby Laboratories, Inc.*	1,500	85,215
FLIR Systems, Inc.*	4,100	105,370
Ingram Micro, Inc., Class A*	5,200	87,672
Itron, Inc.*	1,000	61,230
Jabil Circuit, Inc.	5,800	83,578
L-1 Identity Solutions, Inc.*	2,200	25,806
Littelfuse, Inc.*	400	17,480
Molex, Inc., Class A(a)	2,400	50,232
Molex, Inc.	2,000	34,960
National Instruments Corp.	2,350	76,751
Plexus Corp.(a)*	800	23,480
Power-One, Inc.(a)*	1,600	14,544
Sanmina-SCI Corp.(a)*	2,100	25,368
Scansource, Inc.(a)*	200	5,548
Tech Data Corp.*	1,300	52,390
Trimble Navigation Ltd.*	3,900	136,656
TTM Technologies, Inc.*	1,400	13,706
Vishay Intertechnology, Inc.*	4,830	46,754
Vishay Precision Group, Inc.*	345	5,386
		2,787,482
Energy Equipment & Services — 1.8%
Atwood Oceanics, Inc.*	1,800	54,810
Baker Hughes, Inc.	12,202	519,805
Bristow Group, Inc.(a)*	900	32,472
Cameron International Corp.*	6,300	270,648
CARBO Ceramics, Inc.(a)	800	64,800
Complete Production Services, Inc.*	3,000	61,350
Diamond Offshore Drilling, Inc.(a)	4,100	277,857
Dresser-Rand Group, Inc.*	2,600	95,914
Dril-Quip, Inc.*	1,200	74,532
Exterran Holdings, Inc.(a)*	1,502	34,111
FMC Technologies, Inc.*	3,500	239,015
Halliburton Co.	25,240	834,687
Helix Energy Solutions Group, Inc.*	2,601	28,975
Helmerich & Payne, Inc.(a)	3,200	129,472
Key Energy Services, Inc.*	2,900	27,579
Lufkin Industries, Inc.	800	35,120
Nabors Industries Ltd.*	6,800	122,808
National Oilwell Varco, Inc.	11,410	507,403
Newpark Resources(a)*	2,600	21,840
Oceaneering International, Inc.*	1,600	86,176
Oil States International, Inc.*	1,600	74,480
Patterson-UTI Energy, Inc.(a)	4,300	73,444
Pride International, Inc.*	5,100	150,093
Rowan Cos, Inc.*	3,600	109,296
RPC, Inc.(a)	2,925	61,893
Schlumberger Ltd.(a)	35,674	2,197,875
SEACOR Holdings, Inc.*	700	59,612
Seahawk Drilling, Inc.(a)*	346	2,927
Superior Energy Services, Inc.*	2,700	72,063
Tetra Technologies, Inc.*	1,900	19,380
Tidewater, Inc.(a)	1,400	62,734
Unit Corp.*	1,300	48,477
		6,451,648
Food & Staples Retailing — 2.4%
BJ's Wholesale Club, Inc.*	1,900	78,850
Casey's General Stores, Inc.	1,300	54,275
Costco Wholesale Corp.	12,300	793,227
CVS Caremark Corp.	38,379	1,207,787
Kroger Co.	19,700	426,702
Ruddick Corp.(a)	1,400	48,552
Safeway, Inc.(a)	11,600	245,456
SUPERVALU, Inc.(a)	5,075	58,515
Sysco Corp.	15,600	444,912
United Natural Foods, Inc.*	1,600	53,024
Wal-Mart Stores, Inc.	79,400	4,249,488
Walgreen Co.	27,100	907,850
Weis Markets, Inc.(a)	900	35,217
Whole Foods Market, Inc.*	4,000	148,440
		8,752,295
Food Products — 1.9%
Archer-Daniels-Midland Co.	19,277	615,322
Bunge Ltd.	3,200	189,312
Campbell Soup Co.(a)	9,900	353,925
Chiquita Brands International, Inc.(a)*	500	6,620
ConAgra Foods, Inc.	13,200	289,608
Corn Products International, Inc.	2,100	78,750
Dean Foods Co.*	5,184	52,929
Del Monte Foods Co.	4,588	60,149
Diamond Foods, Inc.(a)	600	24,594
Flowers Foods, Inc.(a)	2,737	67,987
Fresh Del Monte Produce, Inc.*	500	10,850
General Mills, Inc.	19,300	705,222
Green Mountain Coffee Roasters, Inc.(a)*	2,200	68,618
Hain Celestial Group, Inc.(a)*	1,400	33,572
HJ Heinz Co.	8,800	416,856
Hormel Foods Corp.	3,100	138,260
Kellogg Co.(a)	10,800	545,508
Kraft Foods, Inc., Class A	52,371	1,616,169
Lancaster Colony Corp.(a)	800	38,000
McCormick & Co., Inc.	3,500	147,140
Mead Johnson Nutrition Co.	5,700	324,387
Pilgrims Pride Corp.*	3,100	17,422
Ralcorp Holdings, Inc.*	1,800	105,264
Sanderson Farms, Inc.(a)	700	30,303
Sara Lee Corp.	18,700	251,141
Smithfield Foods, Inc.*	4,200	70,686
The Hershey Co.	6,300	299,817
The J.M. Smucker Co.	3,029	183,345
Tootsie Roll Industries, Inc.(a)	653	16,247
TreeHouse Foods, Inc.(a)*	816	37,617
Tyson Foods, Inc., Class A	8,302	132,998
		6,928,618
Gas Utilities — 0.3%
AGL Resources, Inc.	2,100	80,556
Atmos Energy Corp.	2,200	64,350
Energen Corp.	2,100	96,012
EQT Corp.	3,900	140,634
National Fuel Gas Co.	2,100	108,801
New Jersey Resources Corp.(a)	1,450	56,869
Nicor, Inc.	1,500	68,730
Northwest Natural Gas Co.(a)	1,000	47,450
Oneok, Inc.	3,300	148,632
Piedmont Natural Gas Co., Inc.(a)	2,300	66,700
Questar Corp.	5,200	91,156
The Laclede Group, Inc.	500	17,210
South Jersey Industries, Inc.(a)	800	39,576
Southwest Gas Corp.	1,500	50,385
UGI Corp.	3,010	86,116
WGL Holdings, Inc.	1,400	52,892
		1,216,069
Health Care Equipment & Supplies — 1.8%
Alere, Inc.(a)*	2,200	68,046

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Align Technology, Inc.(a)*	1,300	$25,454
American Medical Systems Holdings, Inc.(a)*	2,100	41,118
Baxter International, Inc.	17,500	834,925
Beckman Coulter, Inc.(a)	2,000	97,580
Becton Dickinson and Co.	6,600	489,060
Boston Scientific Corp.*	33,795	207,163
CareFusion Corp.*	4,600	114,264
CR Bard, Inc.(a)	2,900	236,147
DENTSPLY International, Inc.	4,334	138,558
Edwards Lifesciences Corp.*	3,200	214,560
Gen-Probe, Inc.*	1,200	58,152
Haemonetics Corp.(a)*	500	29,265
Hill-Rom Holdings, Inc.	2,300	82,547
Hologic, Inc.*	6,896	110,405
Hospira, Inc.*	4,120	234,881
Idexx Laboratories, Inc.(a)*	1,600	98,752
Immucor, Inc.*	2,175	43,130
Integra LifeSciences Holdings Corp.(a)*	800	31,568
Intuitive Surgical, Inc.*	1,100	312,114
Invacare Corp.	800	21,208
Kinetic Concepts, Inc.(a)*	1,700	62,186
Masimo Corp.(a)	1,400	38,234
Medtronic, Inc.	30,900	1,037,622
NuVasive, Inc.(a)*	1,200	42,168
ResMed, Inc.(a)*	4,600	150,926
Sirona Dental Systems, Inc.*	1,000	36,040
St. Jude Medical, Inc.*	9,800	385,532
STERIS Corp.	1,600	53,152
Stryker Corp.	11,100	555,555
Symmetry Medical, Inc.*	200	1,928
Teleflex, Inc.	900	51,102
The Cooper Cos., Inc.	1,046	48,346
Thoratec Corp.(a)*	2,100	77,658
Varian Medical Systems, Inc.(a)*	3,600	217,800
Volcano Corp.(a)*	1,200	31,176
West Pharmaceutical Services, Inc.	800	27,448
Wright Medical Group, Inc.*	400	5,764
Zimmer Holdings, Inc.*	6,080	318,167
		6,629,701
Health Care Providers & Services — 2.1%
Aetna, Inc.	11,300	357,193
Amedisys, Inc.*	1,100	26,180
AMERIGROUP Corp.(a)*	2,200	93,434
AmerisourceBergen Corp.	8,036	246,384
Amsurg Corp.*	300	5,244
Brookdale Senior Living, Inc.(a)*	3,500	57,085
Cardinal Health, Inc.	9,200	303,968
Catalyst Health Solutions, Inc.*	1,300	45,773
Centene Corp.*	1,800	42,462
Chemed Corp.	700	39,879
CIGNA Corp.	7,000	250,460
Community Health Systems, Inc.*	2,200	68,134
Coventry Health Care, Inc.*	4,550	97,961
DaVita, Inc.*	3,200	220,896
Express Scripts, Inc.*	14,500	706,150
Health Management Associates, Inc., Class A*	6,472	49,576
Health Net, Inc.*	2,200	59,818
Healthsouth Corp.(a)*	2,658	51,034
Healthspring, Inc.*	1,700	43,928
Healthways, Inc.*	500	5,820
Henry Schein, Inc.(a)*	2,700	158,166
HMS Holdings Corp.*	800	47,152
Humana, Inc.*	5,100	256,224
Laboratory Corp. of America Holdings*	3,100	243,133
LifePoint Hospitals, Inc.*	1,533	53,747
Lincare Holdings, Inc.	3,150	79,033
Magellan Health Services, Inc.*	900	42,516
McKesson Corp.	7,500	463,350
Medco Health Solutions, Inc.*	12,638	657,934
Mednax, Inc.*	1,400	74,620
Molina Healthcare, Inc.*	1,000	26,990
Omnicare, Inc.	4,100	97,908
Owens & Minor, Inc.	1,650	46,959
Patterson Cos, Inc.	3,600	103,140
PSS World Medical, Inc.(a)*	2,100	44,898
Psychiatric Solutions, Inc.*	1,700	57,035
Quest Diagnostics, Inc.	5,000	252,350
Tenet Healthcare Corp.*	12,500	59,000
UnitedHealth Group, Inc.	31,435	1,103,683
Universal American Corp.	1,852	27,317
Universal Health Services, Inc.	2,600	101,036
VCA Antech, Inc.(a)*	2,600	54,834
WellCare Health Plans, Inc.(a)*	500	14,480
WellPoint, Inc.*	12,092	684,891
		7,521,775
Health Care Technology — 0.1%
Allscripts-Misys Healthcare Solutions, Inc.*	4,000	73,880
Athenahealth, Inc.(a)*	900	29,718
Cerner Corp.(a)*	2,400	201,576
MedAssets, Inc.*	1,300	27,352
Quality Systems, Inc.(a)	600	39,786
		372,312
Hotels, Restaurants & Leisure — 2.1%
Ameristar Casinos, Inc.	1,800	31,410
Bally Technologies, Inc.*	1,600	55,920
Bob Evans Farms, Inc.	700	19,649
Brinker International, Inc.	2,650	49,979
Burger King Holdings, Inc.	3,100	74,028
Carnival Corp.	16,300	622,823
Chipotle Mexican Grill, Inc.*	400	68,800
Choice Hotels International, Inc.(a)	1,700	61,982
Cracker Barrel Old Country Store, Inc.(a)	500	25,380
Darden Restaurants, Inc.	4,100	175,398
Domino's Pizza, Inc.(a)*	1,000	13,220
Gaylord Entertainment Co.*	1,200	36,600
International Game Technology	8,500	122,825
International Speedway Corp., Class A	500	12,200
Jack in the Box, Inc.*	1,800	38,592
Las Vegas Sands Corp.(a)*	18,600	648,210
Life Time Fitness, Inc.(a)*	1,300	51,311
Marriott International, Inc., Class A(a)	10,110	362,241
McDonald's Corp.	31,700	2,361,967
MGM Resorts International(a)*	11,400	128,592
Orient-Express Hotels Ltd.(a)*	1,100	12,265
P.F. Chang's China Bistro, Inc.	700	32,340
Panera Bread Co., Class A(a)*	700	62,027
Papa John's International, Inc.*	100	2,638
Penn National Gaming, Inc.*	2,700	79,947
Royal Caribbean Cruises Ltd.*	5,600	176,568
Scientific Games Corp., Class A*	3,100	30,070
Starbucks Corp.	20,500	524,390
Starwood Hotels & Resorts Worldwide, Inc.(a)	5,000	262,750
Texas Roadhouse, Inc., Class A*	1,354	19,037

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
The Cheesecake Factory, Inc.(a)*	1,750	$46,323
The Marcus Corp.(a)	200	2,370
Vail Resorts, Inc.*	1,000	37,520
Wendy's/Arby's Group, Inc., Class A(a)	12,750	57,757
WMS Industries, Inc.*	1,350	51,395
Wyndham Worldwide Corp.	4,660	128,010
Wynn Resorts Ltd.	3,500	303,695
Yum! Brands, Inc.	13,300	612,598
		7,402,827
Household Durables — 0.5%
American Greetings Corp., Class A(a)	900	16,731
DR Horton, Inc.(a)	8,800	97,856
Fortune Brands, Inc.	4,500	221,535
Garmin Ltd.(a)	4,386	133,115
Harman International Industries, Inc.(a)*	1,200	40,092
Jarden Corp.	2,655	82,650
KB Home	2,200	24,926
Kid Brands, Inc.*	400	3,440
Leggett & Platt, Inc.(a)	4,300	97,868
Lennar Corp., Class A(a)	3,400	52,292
M.D.C. Holdings, Inc.(a)	1,057	30,685
Mohawk Industries, Inc.*	1,843	98,232
Newell Rubbermaid, Inc.(a)	8,200	146,042
NVR, Inc.*	100	64,753
Pulte Homes, Inc.(a)*	9,847	86,260
Snap-On, Inc.	1,600	74,416
Stanley Black & Decker, Inc.	4,622	283,236
Tempur-Pedic International, Inc.*	1,500	46,500
Toll Brothers, Inc.(a)*	4,500	85,590
Tupperware Brands Corp.	1,700	77,792
Whirlpool Corp.	2,067	167,344
		1,931,355
Household Products — 2.0%
Central Garden and Pet Co., Class A*	400	4,144
Church & Dwight Co., Inc.	2,200	142,868
Clorox Co.	4,200	280,392
Colgate-Palmolive Co.	13,800	1,060,668
Energizer Holdings, Inc.*	1,700	114,291
Kimberly-Clark Corp.	12,200	793,610
Procter & Gamble Co.	78,805	4,725,936
Spectrum Brands Holdings, Inc.*	300	8,154
		7,130,063
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp.*	11,194	139,366
Constellation Energy Group, Inc.	4,900	157,976
Mirant Corp.*	3,600	35,856
NRG Energy, Inc.*	7,800	162,396
Ormat Technologies, Inc.(a)	1,200	35,004
Reliant Energy, Inc.*	7,744	27,491
The AES Corp.*	16,800	190,680
		748,769
Industrial Conglomerates — 2.0%
3M Co.	19,600	1,699,516
Carlisle Cos, Inc.	1,200	35,940
General Electric Co.	300,099	4,876,609
McDermott International, Inc.*	5,500	81,290
Textron, Inc.(a)	6,900	141,864
Tyco International Ltd.	13,010	477,857
		7,313,076
Insurance — 3.4%
Aflac, Inc.	13,200	682,572
Allied World Assurance Co., Holdings Ltd.	1,000	56,590
Allstate Corp.	15,100	476,405
American Financial Group, Inc.	3,300	100,914
American National Insurance Co.	700	53,179
Amtrust Financial Services, Inc.(a)	1,389	20,168
AON Corp.	8,300	324,613
Arch Capital Group Ltd.*	1,400	117,320
Argo Group International Holdings Ltd.	648	22,512
Arthur J Gallagher & Co.(a)	3,200	84,384
Aspen Insurance Holdings Ltd.	2,100	63,588
Assurant, Inc.	3,400	138,380
Assured Guaranty Ltd.	2,900	49,619
Axis Capital Holdings Ltd.	3,400	111,996
Berkshire Hathaway, Inc., Class B*	20,200	1,670,136
Brown & Brown, Inc.(a)	4,700	94,893
Chubb Corp.	12,325	702,402
Cincinnati Financial Corp.(a)	5,214	150,424
CNA Financial Corp.*	7,300	204,327
CNO Financial Group, Inc.(a)*	6,200	34,348
Delphi Financial Group, Inc., Class S(a)	1,675	41,858
Endurance Specialty Holdings Ltd.	1,200	47,760
Enstar Group Ltd.*	400	29,040
Erie Indemnity Co., Class A	1,400	78,484
Everest Re Group Ltd.	1,400	121,058
FBL Financial Group, Inc., Class A	200	5,196
Fidelity National Title Group, Inc., Class A	7,004	110,033
First American Financial Corp.	3,300	49,302
Flagstone Reinsurance Holdings SA	2,000	21,220
Genworth Financial, Inc., Class A*	12,500	152,750
Greenlight Capital Re Ltd., Class A(a)*	600	15,012
Hanover Insurance Group, Inc.(a)	1,100	51,700
Harleysville Group, Inc.(a)	600	19,674
Hartford Financial Services Group, Inc.	12,100	277,695
HCC Insurance Holdings, Inc.	3,800	99,142
Lincoln National Corp.	8,033	192,149
Loews Corp.	12,900	488,910
Markel Corp.(a)*	100	34,459
Marsh & McLennan Cos, Inc.	14,800	356,976
MBIA, Inc.*	3,900	39,195
Mercury General Corp.	1,800	73,566
MetLife, Inc.	22,237	855,013
Montpelier Re Holdings Ltd.(a)	2,200	38,104
Navigators Group, Inc.(a)*	100	4,463
Old Republic International Corp.(a)	5,500	76,175
OneBeacon Insurance Group Ltd.	300	4,287
PartnerRe Ltd.	2,000	160,360
Platinum Underwriters Holdings Ltd.	1,200	52,224
Principal Financial Group, Inc.	8,200	212,544
ProAssurance Corp.*	1,100	63,349
Protective Life Corp.	2,200	47,872
Prudential Financial, Inc.	12,600	682,668
Reinsurance Group of America, Inc.	2,081	100,492
RenaissanceRe Holdings Ltd.	1,400	83,944
RLI Corp.(a)	500	28,310
Selective Insurance Group(a)	1,000	16,290
StanCorp Financial Group, Inc.	1,400	53,200
State Auto Financial Corp.	1,600	24,336
The Progressive Corp.	19,000	396,530
The Travelers Companies, Inc.	14,441	752,376
Torchmark Corp.	2,400	127,536
Tower Group, Inc.	1,000	23,350
Transatlantic Holdings, Inc.	1,500	76,230
Unitrin, Inc.	1,200	29,268
UnumProvident Corp.	9,580	212,197
Validus Holdings Ltd.	3,167	83,482

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
White Mountains Insurance Group Ltd.	300	$92,538
WR Berkley Corp.	4,705	127,364
XL Group PLC	8,756	189,655
		12,078,106
Internet & Catalog Retail — 0.9%
Amazon.com, Inc.*	12,600	1,978,956
Expedia, Inc.	3,928	110,809
HSN, Inc.(a)*	1,500	44,850
Liberty Media Corp. - Interactive, Class A*	15,139	207,556
NetFlix, Inc.*	1,800	291,888
Priceline.com, Inc.*	1,300	452,842
		3,086,901
Internet Software & Services — 1.6%
Akamai Technologies, Inc.*	5,154	258,628
AOL, Inc.*	3,127	77,393
Digital River, Inc.*	1,400	47,656
Earthlink, Inc.(a)	4,500	40,905
eBay, Inc.*	33,400	814,960
Equinix, Inc.(a)*	900	92,115
Google, Inc., Class A*	6,200	3,259,898
GSI Commerce, Inc.(a)*	900	22,230
IAC/InterActiveCorp(a)*	2,753	72,321
j2 Global Communications, Inc.(a)*	1,500	35,685
OpenTable, Inc.(a)*	600	40,848
Rackspace Hosting, Inc.(a)*	800	20,784
RealNetworks, Inc.(a)*	1,958	6,383
Valueclick, Inc.(a)*	2,000	26,160
VeriSign, Inc.*	5,500	174,570
VistaPrint NV*	1,299	50,207
WebMD Health Corp.*	1,400	69,818
Yahoo!, Inc.*	38,000	538,460
		5,649,021
IT Services — 1.7%
Accenture PLC, Class A	17,700	752,073
Acxiom Corp.*	2,100	33,306
Alliance Data Systems Corp.*	1,500	97,890
Amdocs Ltd.*	5,030	144,160
Automatic Data Processing, Inc.	13,800	580,014
Broadridge Financial Solutions, Inc.	3,975	90,908
CACI International, Inc., Class A*	600	27,156
Cognizant Technology Solutions Corp., Class A*	8,400	541,548
Computer Sciences Corp.	5,400	248,400
Convergys Corp.(a)*	3,200	33,440
CoreLogic, Inc.	3,300	63,228
DST Systems, Inc.	1,500	67,260
Euronet Worldwide, Inc.*	200	3,598
Fidelity National Information Services, Inc.	11,398	309,228
Fiserv, Inc.*	4,650	250,263
Gartner, Inc., Class A(a)*	4,600	135,424
Genpact Ltd.*	6,066	107,550
Global Payments, Inc.	2,480	106,367
Hewitt Associates, Inc., Class A*	2,080	104,894
iGate Corp.	1,500	27,210
Lender Processing Services, Inc.	2,639	87,694
Mantech International Corp., Class A*	600	23,760
Mastercard, Inc., Class A	3,300	739,200
MAXIMUS, Inc.	400	24,632
NeuStar, Inc., Class A*	1,900	47,234
Paychex, Inc.	10,550	290,020
SAIC, Inc.*	8,800	140,624
Sapient Corp.	4,000	47,880
SRA International, Inc., Class A*	1,400	27,608
Syntel, Inc.(a)	1,400	62,300
TeleTech Holdings, Inc.(a)*	1,200	17,808
The Western Union Co.	19,408	342,939
Total System Services, Inc.(a)	6,128	93,391
Unisys Corp.*	750	20,925
VeriFone Holdings, Inc.*	1,900	59,033
Visa, Inc.	6,400	475,264
Wright Express Corp.*	1,100	39,281
		6,263,510
Leisure Equipment & Products — 0.2%
Brunswick Corp.(a)	1,600	24,352
Eastman Kodak Co.*	7,517	31,571
Hasbro, Inc.	4,100	182,491
Mattel, Inc.	10,700	251,022
Polaris Industries, Inc.(a)	1,200	78,120
Pool Corp.	1,200	24,084
		591,640
Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories, Inc., Class A*	600	54,306
Bruker Corp.*	4,400	61,732
Charles River Laboratories International, Inc.(a)*	1,588	52,642
Covance, Inc.*	2,000	93,580
Dionex Corp.*	600	51,864
Illumina, Inc.(a)*	3,400	167,280
Life Technologies Corp.*	4,823	225,186
Parexel International Corp.*	1,600	37,008
PerkinElmer, Inc.	3,700	85,618
Pharmaceutical Product Development, Inc.	3,500	86,765
Techne Corp.	1,000	61,730
Thermo Fisher Scientific, Inc.*	11,823	566,085
Waters Corp.*	2,800	198,184
		1,741,980
Machinery — 2.2%
Actuant Corp., Class A	1,500	34,440
AGCO Corp.*	3,100	120,931
Barnes Group, Inc.	1,900	33,421
Briggs & Stratton Corp.(a)	1,700	32,317
Bucyrus International, Inc.(a)	2,000	138,700
Caterpillar, Inc.	17,600	1,384,768
CLARCOR, Inc.	1,300	50,219
Crane Co.	1,300	49,322
Cummins, Inc.(a)	5,200	471,016
Danaher Corp.	17,500	710,675
Deere & Co.	12,000	837,360
Donaldson Co., Inc.	2,400	113,112
Dover Corp.	5,400	281,934
Eaton Corp.	4,800	395,952
Flowserve Corp.	1,600	175,072
Gardner Denver, Inc.	1,500	80,520
Graco, Inc.(a)	1,550	49,182
Harsco Corp.	2,000	49,160
IDEX Corp.	2,600	92,326
Illinois Tool Works, Inc.	13,700	644,174
Joy Global, Inc.	2,900	203,928
Kaydon Corp.	900	31,140
Kennametal, Inc.	1,900	58,767
Lincoln Electric Holdings, Inc.	1,300	75,166
Manitowoc Co., Inc.(a)	3,300	39,963
Middleby Corp.*	500	31,695
Mueller Industries, Inc.(a)	500	13,245
NACCO Industries, Inc., Class A	200	17,478
Navistar International Corp.*	2,000	87,280

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Nordson Corp.(a)	1,000	$73,690
Oshkosh Corp.*	2,600	71,500
PACCAR, Inc.(a)	10,407	501,097
Pall Corp.	3,200	133,248
Parker Hannifin Corp.	4,850	339,791
Pentair, Inc.	3,200	107,616
Robbins & Myers, Inc.	700	18,746
SPX Corp.	1,400	88,592
Terex Corp.*	2,600	59,592
Timken Co.	3,000	115,080
Toro Co.	1,000	56,230
Trinity Industries, Inc.(a)	2,400	53,448
Valmont Industries, Inc.	800	57,920
Wabtec Corp.	1,600	76,464
Watts Water Technologies, Inc., Class A(a)	900	30,645
		8,086,922
Marine — 0.0%
Alexander & Baldwin, Inc.	900	31,356
Kirby Corp.*	1,600	64,096
		95,452
Media — 3.0%
Cablevision Systems Corp., Class A	7,300	191,187
CBS Corp., Class B	16,851	267,257
CBS Corp., Class A	1,300	20,670
Cinemark Holdings, Inc.	2,400	38,640
Comcast Corp., Class A	59,890	1,082,811
Comcast Corp., Class A Special	21,450	364,864
CTC Media, Inc.	3,600	78,984
DIRECTV Class A*	25,330	1,054,488
Discovery Communications, Inc., Class A(a)*	4,020	175,071
Discovery Communications, Inc., Class C*	4,020	153,524
DISH Network Corp., Class A	5,200	99,632
DreamWorks Animation SKG, Inc., Class A*	2,400	76,584
Gannett Co., Inc.(a)	6,000	73,380
Interpublic Group of Cos, Inc.*	11,400	114,342
John Wiley & Sons, Inc., Class A	1,700	69,462
Lamar Advertising Co., Class A*	1,800	57,276
Liberty Global, Inc., Series A(a)*	3,795	116,924
Liberty Global, Inc., Series C(a)*	3,973	121,415
Liberty Media - Starz Series A*	1,492	96,801
Liberty Media Corp. - Capital, Series A*	3,800	197,828
Live Nation Entertainment, Inc.(a)*	6,194	61,197
Madison Square Garden, Inc., Class A*	1,825	38,471
McGraw-Hill Companies, Inc.	9,100	300,846
Meredith Corp.(a)	900	29,979
Morningstar, Inc.(a)*	1,200	53,472
News Corp., Class A	49,344	644,432
News Corp., Class B	21,300	320,778
Omnicom Group, Inc.	9,100	359,268
Regal Entertainment Group, Class A	3,200	41,984
Scholastic Corp.	1,000	27,820
Scripps Networks Interactive, Inc., Class A(a)	3,400	161,772
The New York Times Co., Class A(a)*	2,900	22,446
The Washington Post Co., Class B(a)	300	119,823
Time Warner Cable, Inc.	12,401	669,530
Time Warner, Inc.	32,700	1,002,255
Valassis Communications, Inc.*	1,200	40,668
Viacom, Inc., Class A	1,500	60,135
Viacom, Inc., Class B	15,841	573,286
Walt Disney Co.	53,775	1,780,490
Warner Music Group Corp.(a)*	4,300	19,350
		10,779,142
Metals & Mining — 1.1%
AK Steel Holding Corp.(a)	3,100	42,811
Alcoa, Inc.	15,600	188,916
Allegheny Technologies, Inc.(a)	2,800	130,060
Allied Nevada Gold Corp.*	1,100	29,150
AMCOL International Corp.(a)	900	23,571
Carpenter Technology Corp.	1,000	33,710
Century Aluminum Co.*	1,000	13,170
Cliffs Natural Resources, Inc.(a)	3,500	223,720
Coeur d'Alene Mines Corp.*	2,100	41,832
Commercial Metals Co.	3,500	50,715
Compass Minerals International, Inc.	1,000	76,620
Freeport-McMoRan Copper & Gold, Inc., Class B	11,318	966,444
Globe Specialty Metals, Inc.*	1,300	18,252
Hecla Mining Co.*	4,300	27,176
Newmont Mining Corp.	13,000	816,530
Nucor Corp.(a)	8,200	313,240
Reliance Steel & Aluminum Co.	2,000	83,060
Royal Gold, Inc.	1,500	74,760
RTI International Metals, Inc.*	600	18,372
Schnitzer Steel Industries, Inc., Class A(a)	700	33,796
Southern Copper Corp.	8,437	296,307
Steel Dynamics, Inc.	5,800	81,838
Stillwater Mining Co.(a)*	3,300	55,572
Titanium Metals Corp.*	4,000	79,840
United States Steel Corp.(a)	3,300	144,672
Walter Industries, Inc.	1,400	113,806
Worthington Industries, Inc.(a)	3,000	45,090
		4,023,030
Multi-Utilities — 1.4%
Alliant Energy Corp.	3,400	123,590
Ameren Corp.	6,400	181,760
Avista Corp.	1,300	27,144
Black Hills Corp.	1,000	31,200
Centerpoint Energy, Inc.	10,150	159,558
CMS Energy Corp.(a)	6,400	115,328
Consolidated Edison, Inc.	8,800	424,336
Dominion Resources, Inc.	17,400	759,684
DTE Energy Co.	4,900	225,057
Integrys Energy Group, Inc.(a)	1,977	102,922
MDU Resources Group, Inc.	5,625	112,219
NiSource, Inc.	7,800	135,720
NorthWestern Corp.(a)	1,000	28,500
NSTAR(a)	3,300	129,855
OGE Energy Corp.	2,900	115,623
PG&E Corp.	11,200	508,704
Public Service Enterprise Group, Inc.	14,400	476,352
SCANA Corp.(a)	3,900	157,248
Sempra Energy	7,500	403,500
TECO Energy, Inc.	5,800	100,456
Vectren Corp.	2,700	69,849
Wisconsin Energy Corp.	3,400	196,520
Xcel Energy, Inc.(a)	13,100	300,907
		4,886,032
Multiline Retail — 0.8%
99 Cents Only Stores*	1,800	33,984
Big Lots, Inc.*	2,300	76,475
Dillard's, Inc., Class A	2,196	51,913
Dollar Tree, Inc.*	4,650	226,734
Family Dollar Stores, Inc.	4,800	211,968

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail (Continued)
J.C. Penney Co., Inc.(a)	6,500	$176,670
Kohl's Corp.*	8,700	458,316
Macy's, Inc.	11,100	256,299
Nordstrom, Inc.	5,800	215,760
Saks, Inc.(a)*	3,600	30,960
Sears Holdings Corp.(a)*	2,989	215,627
Target Corp.	20,400	1,090,176
		3,004,882
Office Electronics — 0.1%
Xerox Corp.	37,792	391,147
Zebra Technologies Corp., Class A*	1,575	52,983
		444,130
Oil, Gas & Consumable Fuels — 8.2%
Alpha Natural Resources, Inc.*	3,726	153,325
Anadarko Petroleum Corp.	13,500	770,175
Apache Corp.	9,384	917,380
Arch Coal, Inc.	2,800	74,788
Atlas Energy, Inc.*	2,200	63,008
ATP Oil & Gas Corp.(a)*	400	5,460
Berry Petroleum Co., Class A(a)	1,600	50,768
Bill Barrett Corp.(a)*	1,500	54,000
BPZ Resources, Inc.(a)*	900	3,447
Brigham Exploration Co.*	3,200	60,000
Cabot Oil & Gas Corp.	3,000	90,330
Chesapeake Energy Corp.	15,000	339,750
Chevron Corp.	59,310	4,807,076
Cimarex Energy Co.	2,810	185,966
Comstock Resources, Inc.*	1,500	33,735
Concho Resources, Inc.(a)*	2,300	152,191
ConocoPhillips	42,031	2,413,840
Consol Energy, Inc.	5,400	199,584
Continental Resources, Inc.(a)*	4,500	208,620
CVR Energy, Inc.*	500	4,125
Delta Petroleum Corp.*	1,700	1,337
Denbury Resources, Inc.(a)*	11,108	176,506
Devon Energy Corp.	12,140	785,944
El Paso Corp.	19,900	246,362
EOG Resources, Inc.	7,300	678,681
EXCO Resources, Inc.	5,900	87,733
Exxon Mobil Corp.	151,220	9,343,884
Forest Oil Corp.*	3,371	100,119
Frontier Oil Corp.	2,800	37,520
Gran Tierra Energy, Inc.*	1,600	12,352
Hess Corp.	9,200	543,904
Holly Corp.(a)	1,400	40,250
International Coal Group, Inc.*	2,900	15,428
Marathon Oil Corp.	20,102	665,376
Mariner Energy, Inc.(a)*	2,371	57,449
Massey Energy Co.	2,500	77,550
Murphy Oil Corp.	5,500	340,560
Newfield Exploration Co.*	3,900	224,016
Noble Energy, Inc.	5,068	380,556
Northern Oil and Gas, Inc.*	1,200	20,328
Occidental Petroleum Corp.	23,180	1,814,994
Overseas Shipholding Group, Inc.	1,100	37,752
Patriot Coal Corp.(a)*	1,440	16,430
Peabody Energy Corp.	7,400	362,674
PetroHawk Energy Corp.*	7,610	122,826
Pioneer Natural Resources Co.(a)	3,402	221,232
Plains Exploration & Production Co.*	3,117	83,130
QEP Resources, Inc.	5,200	156,728
Quicksilver Resources, Inc.(a)*	2,200	27,720
Range Resources Corp.(a)	4,300	163,959
Rosetta Resources, Inc.(a)*	1,400	32,886
SandRidge Energy, Inc.*	8,854	50,291
Ship Finance International Ltd.(a)	2,100	40,803
SM Energy Co.	1,700	63,682
Southern Union Co.	3,288	79,109
Southwestern Energy Co.*	9,600	321,024
Spectra Energy Corp.	18,678	421,189
Sunoco, Inc.(a)	3,700	135,050
Swift Energy Co.(a)*	900	25,272
Teekay Corp.	1,200	32,076
Tesoro Corp.(a)	3,000	40,080
Valero Energy Corp.	15,318	268,218
W&T Offshore, Inc.	800	8,480
Western Refining, Inc.(a)*	1,000	5,240
Whiting Petroleum Corp.*	800	76,408
Williams Companies, Inc.	16,900	322,959
World Fuel Services Corp.(a)	1,600	41,616
		29,395,251
Paper & Forest Products — 0.2%
Domtar Corp.	900	58,122
International Paper Co.	11,925	259,369
Louisiana-Pacific Corp.(a)*	3,600	27,252
MeadWestvaco Corp.	5,340	130,189
Schweitzer-Mauduit International, Inc.	500	29,155
Weyerhaeuser Co.	15,430	243,177
		747,264
Personal Products — 0.3%
Alberto-Culver Co.(a)	2,900	109,185
Avon Products, Inc.	11,900	382,109
Elizabeth Arden, Inc.*	300	5,997
Estee Lauder Companies, Inc., Class A	3,400	214,982
Herbalife Ltd.	1,400	84,490
NBTY, Inc.*	2,200	120,956
Nu Skin Enterprises, Inc., Class A	1,600	46,080
USANA Health Sciences, Inc.*	200	8,072
		971,871
Pharmaceuticals — 4.9%
Abbott Laboratories	45,300	2,366,472
Allergan, Inc.	8,600	572,158
Bristol-Myers Squibb Co.(a)	47,800	1,295,858
Eli Lilly & Co.(a)	31,500	1,150,695
Endo Pharmaceuticals Holdings, Inc.*	2,809	93,371
Forest Laboratories, Inc.*	8,100	250,533
Impax Laboratories, Inc.*	1,000	19,800
Johnson & Johnson	77,312	4,790,252
King Pharmaceuticals, Inc.*	6,100	60,756
Medicis Pharmaceutical Corp., Class A(a)	1,000	29,650
Merck & Co., Inc.	87,194	3,209,611
Mylan, Inc.(a)*	7,925	149,069
Perrigo Co.(a)	2,900	186,238
Pfizer, Inc.	194,992	3,348,013
Salix Pharmaceuticals Ltd.*	1,500	59,580
Viropharma, Inc.*	1,800	26,838
Watson Pharmaceuticals, Inc.*	3,400	143,854
		17,752,748
Professional Services — 0.2%
CoStar Group, Inc.(a)*	600	29,226
Dun & Bradstreet Corp.	1,500	111,210
Equifax, Inc.(a)	3,989	124,457
FTI Consulting, Inc.*	1,300	45,097
IHS, Inc., Class A*	1,600	108,800
Korn/Ferry International*	400	6,616
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
Manpower, Inc.	2,400	$125,280
Monster Worldwide, Inc.(a)*	2,500	32,400
Robert Half International, Inc.(a)	4,400	114,400
The Corporate Executive Board Co.	1,000	31,560
Towers Watson & Co., Class A	1,500	73,770
		802,816
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A*	8,400	153,552
Forest City Enterprises, Inc.*	1,900	24,377
Jones Lang LaSalle, Inc.	1,100	94,897
The St. Joe Co.(a)*	2,400	59,688
		332,514
Road & Rail — 0.9%
AMERCO, Inc.(a)*	300	23,844
Avis Budget Group, Inc.*	1,400	16,310
Con-way, Inc.	1,500	46,485
CSX Corp.	11,500	636,180
Genesee & Wyoming, Inc., Class A*	1,300	56,407
Heartland Express, Inc.(a)	3,066	45,591
Hertz Global Holdings, Inc.(a)*	10,400	110,136
JB Hunt Transport Services, Inc.	3,500	121,450
Kansas City Southern*	2,700	101,007
Knight Transportation, Inc.(a)	2,625	50,741
Landstar System, Inc.	1,600	61,792
Norfolk Southern Corp.	10,800	642,708
Old Dominion Freight Line, Inc.*	1,425	36,224
Ryder System, Inc.	1,600	68,432
Union Pacific Corp.	14,200	1,161,560
Werner Enterprises, Inc.	2,000	40,980
		3,219,847
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.*	14,700	104,517
Altera Corp.	8,000	241,280
Amkor Technology, Inc.(a)*	5,000	32,850
Analog Devices, Inc.	8,200	257,316
Applied Materials, Inc.	38,300	447,344
Applied Micro Circuits Corp.*	1,200	12,000
Atheros Communications, Inc.*	2,000	52,700
Atmel Corp.*	14,300	113,828
Broadcom Corp., Class A	12,550	444,144
Cabot Microelectronics Corp.*	300	9,654
Cirrus Logic, Inc.(a)*	1,700	30,328
Cree, Inc.(a)*	2,900	157,441
Cymer, Inc.*	1,100	40,788
Cypress Semiconductor Corp.*	4,600	57,868
Fairchild Semiconductor International, Inc.*	4,600	43,240
Hittite Microwave Corp.*	1,100	52,415
Integrated Device Technology, Inc.*	4,970	29,075
Intel Corp.	153,300	2,947,959
International Rectifier Corp.*	1,500	31,635
Intersil Corp., Class A	3,500	40,915
Kla-Tencor Corp.	4,900	172,627
Lam Research Corp.*	3,600	150,660
Linear Technology Corp.(a)	6,200	190,526
LSI Corp.*	18,094	82,509
Marvell Technology Group Ltd.*	17,000	297,670
Maxim Integrated Products, Inc.	8,300	153,633
MEMC Electronic Materials, Inc.(a)*	5,800	69,136
Microchip Technology, Inc.	5,350	168,257
Micron Technology, Inc.(a)*	27,301	196,840
Microsemi Corp.*	2,900	49,735
MKS Instruments, Inc.(a)*	1,300	23,374
National Semiconductor Corp.	6,400	81,728
Netlogic Microsystems, Inc.*	1,700	46,886
Novellus Systems, Inc.*	2,800	74,424
Nvidia Corp.*	14,900	174,032
Omnivision Technologies, Inc.*	1,400	32,256
ON Semiconductor Corp.*	11,830	85,294
PMC - Sierra, Inc.*	6,300	46,368
Power Integrations, Inc.(a)	800	25,432
Rambus, Inc.*	3,700	77,108
RF Micro Devices, Inc.(a)*	7,000	42,980
Semtech Corp.*	1,800	36,342
Silicon Laboratories, Inc.(a)*	1,400	51,310
Skyworks Solutions, Inc.*	4,200	86,856
Spansion, Inc., Class A*	1,700	25,449
Teradyne, Inc.(a)*	6,000	66,840
Tessera Technologies, Inc.(a)*	1,600	29,600
Texas Instruments, Inc.	34,100	925,474
TriQuint Semiconductor, Inc.*	5,100	48,960
Varian Semiconductor Equipment Associates, Inc.*	2,125	61,158
Veeco Instruments, Inc.(a)*	1,100	38,357
Xilinx, Inc.(a)	7,500	199,575
		8,958,693
Software — 4.2%
Activision Blizzard, Inc.	23,888	258,468
Adobe Systems, Inc.*	14,308	374,154
Advent Software, Inc.*	400	20,876
ANSYS, Inc.*	2,600	109,850
Ariba, Inc.(a)*	2,300	43,470
Autodesk, Inc.*	6,300	201,411
Blackbaud, Inc.(a)	700	16,828
Blackboard, Inc.(a)*	1,000	36,040
BMC Software, Inc.*	5,400	218,592
CA, Inc.	14,490	306,029
Cadence Design Systems, Inc.*	5,300	40,439
Citrix Systems, Inc.*	5,700	388,968
Commvault Systems, Inc.*	700	18,221
Compuware Corp.*	7,600	64,828
Concur Technologies, Inc.(a)*	1,500	74,160
Electronic Arts, Inc.*	9,400	154,442
Factset Research Systems, Inc.(a)	1,050	85,186
Fair Isaac Corp.(a)	1,450	35,757
Informatica Corp.*	3,100	119,071
Intuit, Inc.*	8,600	376,766
Jack Henry & Associates, Inc.(a)	2,400	61,200
Lawson Software, Inc.*	6,100	51,667
McAfee, Inc.*	5,800	274,108
Mentor Graphics Corp.*	3,500	36,995
Micros Systems, Inc.*	2,500	105,825
Microsoft Corp.	231,300	5,664,537
NetSuite, Inc.*	1,200	28,284
Novell, Inc.*	10,700	63,879
Nuance Communications, Inc.*	7,700	120,428
Oracle Corp.	137,260	3,685,431
Parametric Technology Corp.(a)*	3,480	67,999
Pegasystems, Inc.(a)	500	15,525
Progress Software Corp.*	1,300	43,030
Quest Software, Inc.(a)*	3,100	76,229
Red Hat, Inc.*	5,100	209,100
Rovi Corp.(a)*	3,317	167,210
Salesforce.com, Inc.(a)*	3,500	391,300
Solera Holdings, Inc.	1,550	68,448
SuccessFactors, Inc.*	1,400	35,154
Symantec Corp.*	22,121	335,576
Synopsys, Inc.*	4,900	121,373

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Take-Two Interactive Software, Inc.*	2,150	$21,801
Taleo Corp., Class A*	1,200	34,788
THQ, Inc.(a)*	701	2,818
TIBCO Software, Inc.*	6,000	106,440
TiVo, Inc.(a)*	2,700	24,462
VMware, Inc.*	3,100	263,314
Websense, Inc.(a)*	1,600	28,384
		15,048,861
Specialty Retail — 2.3%
Aaron Rents, Inc.(a)	2,250	41,513
Abercrombie & Fitch Co., Class A	2,500	98,300
Advance Auto Parts, Inc.	2,700	158,436
Aeropostale, Inc.*	2,700	62,775
American Eagle Outfitters, Inc.	5,750	86,020
AnnTaylor Stores Corp.(a)*	1,550	31,372
AutoNation, Inc.(a)*	5,200	120,900
AutoZone, Inc.*	1,500	343,365
Barnes & Noble, Inc.(a)	1,700	27,557
Bed Bath & Beyond, Inc.*	7,200	312,552
Best Buy Co., Inc.	10,725	437,902
Cabela's, Inc.(a)*	1,100	20,878
Carmax, Inc.(a)*	5,546	154,512
Chico's FAS, Inc.	5,800	61,016
Childrens Place Retail Stores, Inc.(a)*	1,100	53,647
Collective Brands, Inc.(a)*	1,700	27,438
Dick's Sporting Goods, Inc.*	2,400	67,296
Dress Barn, Inc.*	2,000	47,500
Foot Locker, Inc.	4,100	59,573
GameStop Corp., Class A*	4,388	86,487
Guess?, Inc.	1,800	73,134
Gymboree Corp.(a)*	1,000	41,540
hhgregg, Inc.(a)*	1,100	27,236
Home Depot, Inc.	46,300	1,466,784
J Crew Group, Inc.(a)*	1,300	43,706
Jo-Ann Stores, Inc.(a)*	600	26,730
Jos. A. Bank Clothiers, Inc.(a)*	750	31,958
Lowe's Cos, Inc.	40,300	898,287
Ltd. Brands, Inc.	9,080	243,162
Men's Wearhouse, Inc.(a)	1,750	41,632
O'Reilly Automotive, Inc.*	3,600	191,520
Office Depot, Inc.*	9,300	42,780
OfficeMax, Inc.*	2,300	30,107
Penske Auto Group, Inc.*	3,200	42,240
PetSmart, Inc.	3,400	119,000
RadioShack Corp.(a)	3,300	70,389
Rent-A-Center, Inc.(a)	1,700	38,046
Ross Stores, Inc.(a)	3,700	202,094
Sally Beauty Holdings, Inc.(a)*	6,300	70,560
Signet Jewelers Ltd.*	2,900	92,046
Staples, Inc.	19,850	415,262
Talbots, Inc.*	900	11,790
The Buckle, Inc.(a)	600	15,924
The Gap, Inc.	19,100	356,024
The Sherwin Williams Co.	3,100	232,934
Tiffany & Co.	3,600	169,164
TJX Cos, Inc.(a)	11,600	517,708
Tractor Supply Co.	2,800	111,048
Ulta Salon Cosmetics & Fragrance, Inc.*	1,600	46,720
Urban Outfitters, Inc.*	4,300	135,192
Williams-Sonoma, Inc.(a)	4,100	129,970
		8,233,726
Textiles, Apparel & Luxury Goods — 0.7%
Carter's, Inc.*	2,000	52,660
Coach, Inc.	8,600	369,456
Columbia Sportswear Co.	700	40,908
CROCS, Inc.(a)*	2,300	29,923
Deckers Outdoor Corp.*	1,200	59,952
Fossil, Inc.*	2,600	139,854
Hanesbrands, Inc.*	2,601	67,262
Iconix Brand Group, Inc.*	1,200	21,000
Jones Apparel Group, Inc.	1,700	33,388
K-Swiss, Inc., Class A(a)*	400	5,100
NIKE, Inc., Class B	11,100	889,554
Phillips-Van Heusen Corp.	1,400	84,224
Polo Ralph Lauren Corp.	1,500	134,790
Skechers U.S.A., Inc., Class A(a)*	600	14,094
Steven Madden Ltd.*	800	32,848
The Timberland Co., Class A*	1,000	19,810
The Warnaco Group, Inc.*	1,400	71,582
Under Armour, Inc., Class A(a)*	1,100	49,544
VF Corp.	3,300	267,366
Wolverine World Wide, Inc.	2,200	63,822
		2,447,137
Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	3,700	50,431
Capitol Federal Financial	2,000	49,400
Dime Community Bancshares	400	5,540
First Niagara Financial Group, Inc.	5,600	65,240
Hudson City Bancorp, Inc.	15,107	185,212
MGIC Investment Corp.*	5,200	47,996
New York Community Bancorp, Inc.	10,665	173,306
NewAlliance Bancshares, Inc.	3,600	45,432
Northwest Bancshares, Inc.	4,275	47,837
Ocwen Financial Corp.(a)*	3,000	30,420
People's United Financial, Inc.	11,010	144,121
Radian Group, Inc.	3,300	25,806
TFS Financial Corp.	8,395	77,150
Washington Federal, Inc.	2,947	44,971
		992,862
Tobacco — 1.5%
Altria Group, Inc.	60,000	1,441,200
Lorillard, Inc.	4,400	353,364
Philip Morris International, Inc.	53,300	2,985,866
Reynolds American, Inc.	8,300	492,937
Universal Corp.(a)	800	32,072
Vector Group Ltd.(a)	1,837	34,352
		5,339,791
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.(a)	1,675	51,255
Fastenal Co.(a)	4,500	239,355
GATX Corp.(a)	1,700	49,844
MSC Industrial Direct Co., Class A	1,400	75,656
RSC Holdings, Inc.*	700	5,222
TAL International Group, Inc.	600	14,532
Textainer Group Holdings Ltd.(a)	1,300	34,762
Watsco, Inc.	800	44,544
WESCO International, Inc.(a)*	1,500	58,935
WW Grainger, Inc.	2,100	250,131
		824,236
Water Utilities — 0.1%
American Water Works Co., Inc.	4,400	102,388
Aqua America, Inc.	4,034	82,294
		184,682

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.6%
American Tower Corp., Class A*	11,100	$568,986
Clearwire Corp., Class A*	6,300	50,967
Crown Castle International Corp.*	8,317	367,195
Leap Wireless International, Inc.*	1,200	14,820
MetroPCS Communications, Inc.(a)*	8,400	87,864
NII Holdings, Inc.*	4,600	189,060
NTELOS Holdings Corp.	1,000	16,920
SBA Communications Corp., Class A(a)*	3,400	137,020
Sprint Nextel Corp.(a)*	81,339	376,600
Syniverse Holdings, Inc.*	1,800	40,806
Telephone & Data Systems, Inc.	1,300	42,640
Telephone & Data Systems, Inc., Special Shares	1,400	39,690
United States Cellular Corp.*	1,300	59,761
		1,992,329
TOTAL COMMON STOCKS
(Identified Cost $257,846,926)		342,561,263

RIGHTS & WARRANTS — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	73	4
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		4

MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. MicroCap Portfolio	1,217,054	14,288,215
TOTAL MUTUAL FUNDS
(Identified Cost $14,156,709)		14,288,215

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,710,026	1,710,026
		1,710,027
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,710,027)		1,710,027

COLLATERAL FOR SECURITIES ON LOAN — 6.8%
Short Term — 6.8%
State Street Navigator Prime Portfolio	24,347,695	24,347,695
		24,347,695
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $24,347,695)		24,347,695

Total Investments — 106.7%
(Identified Cost $298,061,357)#		382,907,204
Liabilities, Less Cash and Other Assets — (6.7%)		(24,069,650)

Net Assets — 100.0%		$358,837,554

____________________

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of September 30, 2010, the market value of the securities on loan was $25,139,847.
#	At September 30, 2010 the aggregate cost of investment securities for income tax purposes was $298,061,357. Net unrealized appreciation aggregated $84,845,847 of which $103,118,316 related to appreciated investment securities and $18,272,469 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Core Market Fund

September 30, 2010
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	18.3%
Financials	17.0%
Consumer Discretionary	11.6%
Health Care	11.1%
Industrials	11.1%
Consumer Staples	10.4%
Energy	10.0%
Materials	3.9%
Utilities	3.8%
Telecommunication Services	2.8%
Total	100.0%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.4%
L-3 Communications Holdings, Inc.	4,361	$315,170
Northrop Grumman Corp.(a)	55,064	3,338,530
		3,653,700
Airlines — 0.6%
Southwest Airlines Co.(a)	126,100	1,648,127
Beverages — 0.7%
Constellation Brands, Inc., Class A(a)*	27,834	492,383
Molson Coors Brewing Co., Class B	27,145	1,281,787
		1,774,170
Building Products — 0.3%
Armstrong World Industries, Inc.(a)*	804	33,374
Masco Corp.(a)	28,502	313,807
Owens Corning*	17,647	452,293
		799,474
Capital Markets — 0.3%
E*Trade Financial Corp.*	1,359	19,760
Legg Mason, Inc.(a)	23,477	711,588
		731,348
Chemicals — 0.4%
Ashland, Inc.	11,619	566,659
Cytec Industries, Inc.	3,766	212,327
Huntsman Corp.	36,465	421,535
		1,200,521
Commercial Banks — 2.2%
Associated Banc-Corp(a)	8,318	109,714
Fifth Third Bancorp	23,715	285,291
KeyCorp	126,159	1,004,226
Marshall & Ilsley Corp.	77,067	542,552
Popular, Inc.*	36,883	106,961
Regions Financial Corp.(a)	184,756	1,343,176
SunTrust Banks, Inc.	74,387	1,921,416
Zions Bancorporation	24,128	515,374
		5,828,710
Commercial Services & Supplies — 0.6%
Cintas Corp.(a)	1,500	41,325
Covanta Holding Corp.	6,402	100,832
R.R. Donnelley & Sons Co.	21,147	358,653
Republic Services, Inc.	34,441	1,050,106
		1,550,916
Communications Equipment — 0.2%
Tellabs, Inc.	54,910	409,080
Construction & Engineering — 0.2%
KBR, Inc.	4,596	113,246
Quanta Services, Inc.*	2,880	54,950
URS Corp.*	11,979	454,962
		623,158
Construction Materials — 0.3%
Vulcan Materials Co.	19,042	703,031
Consumer Finance — 1.1%
Capital One Financial Corp.	72,153	2,853,651
Containers & Packaging — 0.0%
Sealed Air Corp.	3,700	83,176
Temple-Inland, Inc.	500	9,330
		92,506
Diversified Consumer Services — 0.0%
Service Corp. International	4,703	40,540
Diversified Financial Services — 7.1%
Bank of America Corp.	624,372	8,185,517
CIT Group, Inc.*	3,284	134,053
Citigroup, Inc.*	1,818,215	7,091,038
CME Group, Inc.	9,422	2,453,960
NYSE Euronext	22,322	637,739
The NASDAQ OMX Group, Inc.(a)*	27,932	542,719
		19,045,026
Diversified Telecommunication Services — 5.3%
AT&T, Inc.	368,440	10,537,384
CenturyLink, Inc.(a)	38,154	1,505,557
Verizon Communications, Inc.	64,976	2,117,568
		14,160,509
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc.*	20,100	537,273
Avnet, Inc.*	25,300	683,353
AVX Corp.	5,990	82,782
Ingram Micro, Inc., Class A*	27,460	462,975
Tech Data Corp.*	2,403	96,841
		1,863,224
Energy Equipment & Services — 2.4%
Helmerich & Payne, Inc.(a)	16,667	674,347
Nabors Industries Ltd.*	40,064	723,556
National Oilwell Varco, Inc.	63,144	2,808,014
Patterson-UTI Energy, Inc.	23,200	396,256
Pride International, Inc.*	27,225	801,232
Rowan Cos, Inc.(a)*	16,350	496,386
Tidewater, Inc.(a)	8,682	389,040
Unit Corp.*	600	22,374
		6,311,205
Food & Staples Retailing — 2.9%
CVS Caremark Corp.	211,912	6,668,871
Safeway, Inc.(a)	38,038	804,884
SUPERVALU, Inc.	33,814	389,875
		7,863,630
Food Products — 4.9%
Archer-Daniels-Midland Co.	84,812	2,707,199
Bunge Ltd.	10,900	644,844
Corn Products International, Inc.	12,700	476,250
Del Monte Foods Co.	26,535	347,874
Kraft Foods, Inc., Class A	205,287	6,335,157
Ralcorp Holdings, Inc.*	6,960	407,021
Smithfield Foods, Inc.*	24,599	414,001
The J.M. Smucker Co.(a)	18,040	1,091,961
Tyson Foods, Inc., Class A	52,207	836,356
		13,260,663
Gas Utilities — 0.1%
Questar Corp.	8,198	143,711
Health Care Equipment & Supplies — 1.0%
Alere, Inc.(a)*	9,211	284,896
Boston Scientific Corp.*	144,890	888,176
CareFusion Corp.*	26,649	661,961
Hologic, Inc.*	36,863	590,177
Teleflex, Inc.	1,791	101,693
The Cooper Cos., Inc.	448	20,706
		2,547,609
Health Care Providers & Services — 4.5%
Aetna, Inc.	66,065	2,088,315
Community Health Systems, Inc.*	13,786	426,952
Coventry Health Care, Inc.*	22,712	488,989
Health Net, Inc.*	11,252	305,942
Humana, Inc.*	24,131	1,212,341
Omnicare, Inc.	16,400	391,632
UnitedHealth Group, Inc.	79,684	2,797,705

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
WellPoint, Inc.*	77,407	$4,384,333
		12,096,209
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	90,764	3,468,092
MGM Resorts International(a)*	65,790	742,111
Penn National Gaming, Inc.*	3,463	102,539
Royal Caribbean Cruises Ltd.*	32,161	1,014,036
Wendy's/Arby's Group, Inc., Class A(a)	29,499	133,631
Wyndham Worldwide Corp.(a)	26,365	724,247
		6,184,656
Household Durables — 1.3%
DR Horton, Inc.(a)	36,622	407,237
Fortune Brands, Inc.	22,867	1,125,742
Lennar Corp., Class A(a)	25,133	386,545
Mohawk Industries, Inc.(a)*	11,600	618,280
Pulte Homes, Inc.(a)*	46,931	411,116
Stanley Black & Decker, Inc.	2,631	161,228
Toll Brothers, Inc.(a)*	26,700	507,834
		3,617,982
Independent Power Producers & Energy Traders — 0.6%
Calpine Corp.*	62,051	772,535
NRG Energy, Inc.*	25,773	536,594
The AES Corp.*	23,637	268,280
		1,577,409
Industrial Conglomerates — 3.9%
General Electric Co.	607,518	9,872,168
Tyco International Ltd.	17,102	628,156
		10,500,324
Insurance — 12.7%
Alleghany Corp.*	1,144	346,666
Allied World Assurance Co., Holdings Ltd.	6,081	344,124
Allstate Corp.	90,000	2,839,500
American Financial Group, Inc.	19,642	600,652
American National Insurance Co.	4,492	341,257
Arch Capital Group Ltd.*	1,268	106,258
Aspen Insurance Holdings Ltd.	7,538	228,251
Assurant, Inc.	16,553	673,707
Axis Capital Holdings Ltd.	18,653	614,430
Cincinnati Financial Corp.(a)	25,907	747,417
CNA Financial Corp.(a)*	45,652	1,277,800
Endurance Specialty Holdings Ltd.	515	20,497
Everest Re Group Ltd.(a)	7,352	635,727
First American Financial Corp.	3,692	55,159
Genworth Financial, Inc., Class A*	72,608	887,270
Hanover Insurance Group, Inc.(a)	8,904	418,488
Hartford Financial Services Group, Inc.	65,734	1,508,595
HCC Insurance Holdings, Inc.	14,111	368,156
Lincoln National Corp.	50,189	1,200,521
Loews Corp.	73,779	2,796,224
MBIA, Inc.*	2,571	25,839
MetLife, Inc.	125,192	4,813,632
Old Republic International Corp.(a)	41,075	568,889
PartnerRe Ltd.	3,249	260,505
Principal Financial Group, Inc.	9,958	258,111
Prudential Financial, Inc.	67,900	3,678,822
Reinsurance Group of America, Inc.	12,042	581,508
The Travelers Companies, Inc.	86,184	4,490,186
Transatlantic Holdings, Inc.	9,969	506,625
UnumProvident Corp.	52,428	1,161,280
Validus Holdings Ltd.	14,461	381,192
Wesco Financial Corp.	1,217	435,869
White Mountains Insurance Group Ltd.	556	171,504
XL Group Plc(a)	38,735	839,000
		34,183,661
Internet & Catalog Retail — 0.5%
Liberty Media Corp. - Interactive, Class A*	102,856	1,410,156
Internet Software & Services — 0.4%
AOL, Inc.*	17,333	428,992
IAC/InterActiveCorp(a)*	22,434	589,341
		1,018,333
IT Services — 1.0%
Computer Sciences Corp.	26,461	1,217,206
CoreLogic, Inc.	11,296	216,431
Fidelity National Information Services, Inc.	42,893	1,163,687
		2,597,324
Life Sciences Tools & Services — 1.3%
PerkinElmer, Inc.	15,902	367,972
Thermo Fisher Scientific, Inc.*	63,268	3,029,272
		3,397,244
Machinery — 0.8%
AGCO Corp.*	14,904	581,405
Ingersoll Rand PLC(a)	23,600	842,756
Pentair, Inc.	11,168	375,580
Terex Corp.(a)*	13,460	308,503
		2,108,244
Media — 10.9%
CBS Corp., Class A	8,700	138,330
CBS Corp., Class B	111,595	1,769,897
Clear Channel Outdoor Holdings, Inc., Class A*	4,600	52,578
Comcast Corp., Class A	363,010	6,563,221
Comcast Corp., Class A Special	125,831	2,140,385
Discovery Communications, Inc., Class A(a)*	22,150	964,632
Discovery Communications, Inc., Class C*	22,150	845,909
Liberty Media - Starz Series A*	8,585	556,995
News Corp., Class A	288,401	3,766,517
News Corp., Class B(a)	110,939	1,670,741
The Washington Post Co., Class B(a)	1,016	405,801
Time Warner Cable, Inc.(a)	63,900	3,449,961
Time Warner, Inc.	197,031	6,039,000
Walt Disney Co.(a)	28,873	955,985
		29,319,952
Metals & Mining — 1.3%
Alcoa, Inc.	163,095	1,975,080
Reliance Steel & Aluminum Co.	11,093	460,692
Steel Dynamics, Inc.	23,941	337,808
United States Steel Corp.(a)	17,100	749,664
		3,523,244
Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	54,466	1,801,735
Multiline Retail — 1.4%
J.C. Penney Co., Inc.(a)	30,956	841,384
Macy's, Inc.	70,866	1,636,296
Sears Holdings Corp.(a)*	18,919	1,364,817
		3,842,497
Office Electronics — 0.4%
Xerox Corp.	102,424	1,060,088
Oil, Gas & Consumable Fuels — 12.7%
Anadarko Petroleum Corp.	82,154	4,686,886
Chesapeake Energy Corp.(a)	98,936	2,240,900
Chevron Corp.	29,625	2,401,106

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Cimarex Energy Co.	6,857	$453,796
ConocoPhillips	188,421	10,821,018
Denbury Resources, Inc.*	25,559	406,133
Hess Corp.	43,907	2,595,782
Marathon Oil Corp.	110,764	3,666,288
Murphy Oil Corp.	10,315	638,705
Noble Energy, Inc.(a)	16,142	1,212,103
Pioneer Natural Resources Co.(a)	19,476	1,266,524
Plains Exploration & Production Co.*	19,972	532,653
QEP Resources, Inc.	5,776	174,089
Sunoco, Inc.(a)	17,249	629,588
Tesoro Corp.	10,200	136,272
Valero Energy Corp.	88,901	1,556,657
Whiting Petroleum Corp.*	7,794	744,405
		34,162,905
Paper & Forest Products — 1.5%
Domtar Corp.(a)	5,844	377,405
International Paper Co.	72,329	1,573,156
MeadWestvaco Corp.	28,813	702,461
Weyerhaeuser Co.	87,043	1,371,798
		4,024,820
Pharmaceuticals — 0.5%
King Pharmaceuticals, Inc.*	41,500	413,340
Pfizer, Inc.	26,185	449,596
Watson Pharmaceuticals, Inc.*	11,819	500,062
		1,362,998
Road & Rail — 6.0%
CSX Corp.	67,705	3,745,441
Hertz Global Holdings, Inc.(a)*	49,461	523,792
Kansas City Southern*	13,376	500,396
Norfolk Southern Corp.	68,700	4,088,337
Ryder System, Inc.(a)	9,500	406,315
Union Pacific Corp.	85,014	6,954,145
		16,218,426
Semiconductors & Semiconductor Equipment — 0.2%
MEMC Electronic Materials, Inc.(a)*	18,034	214,965
Micron Technology, Inc.(a)*	48,737	351,394
		566,359
Software — 0.3%
Activision Blizzard, Inc.	83,074	898,861
Specialty Retail — 0.4%
AutoNation, Inc.(a)*	21,616	502,572
Foot Locker, Inc.	20,102	292,082
GameStop Corp., Class A*	11,172	220,200
Signet Jewelers Ltd.*	1,561	49,546
		1,064,400
Wireless Telecommunication Services — 1.4%
MetroPCS Communications, Inc.(a)*	48,793	510,375
Sprint Nextel Corp.*	464,664	2,151,394
Telephone & Data Systems, Inc.	8,400	275,520
Telephone & Data Systems, Inc., Special Shares	17,096	484,672
United States Cellular Corp.*	6,900	317,193
		3,739,154
TOTAL COMMON STOCKS
(Identified Cost $259,194,612)		267,381,490

SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	445,003	445,003
		445,004
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $445,004)		445,004

COLLATERAL FOR SECURITIES ON LOAN — 5.9%
Short Term — 5.9%
State Street Navigator Prime Portfolio	15,735,333	15,735,333
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $15,735,333)		15,735,333

Total Investments — 105.7%
(Identified Cost $275,374,949)#		283,561,827
Liabilities, Less Cash and Other Assets — (5.7%)		(15,359,724)

Net Assets — 100.0%		$268,202,103
____________________

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of September 30, 2010, the market value of the securities on loan was $17,249,662.
*	Non-income producing security.
#	At September 30, 2010 the aggregate cost of investment securities for income tax purposes was $275,374,949. Net unrealized appreciation aggregated $8,186,878 of which $41,938,430 related to appreciated investment securities and $33,751,552 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Value Fund

September 30, 2010
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	23.4%
Consumer Discretionary	17.0%
Energy	15.1%
Industrials	13.9%
Consumer Staples	8.6%
Health Care	7.3%
Telecommunication Services	6.7%
Materials	3.6%
Information Technology	3.1%
Utilities	1.3%
Total	100.0%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.7%
AAR Corp.*	9,000	$167,940
Aerovironment, Inc.*	3,700	82,325
American Science & Engineering, Inc.	2,000	147,300
Applied Signal Technology, Inc.	3,400	84,592
Arotech Corp.*	2,757	5,073
Astronics Corp.*	1,051	18,340
Ceradyne, Inc.*	5,525	129,009
CPI Aerostructures, Inc.*	1,342	13,420
Cubic Corp.	6,700	273,360
Curtiss-Wright Corp.	8,275	250,732
DigitalGlobe, Inc.(a)*	8,673	263,659
Ducommun, Inc.	2,055	44,758
Esterline Technologies Corp.*	6,500	371,995
GenCorp, Inc.(a)*	13,000	63,960
HEICO Corp.(a)	2,924	133,451
HEICO Corp., Class A	3,900	132,873
Herley Industries, Inc.*	2,700	44,550
Hexcel Corp.*	15,900	282,861
Innovative Solutions & Support, Inc.*	4,950	24,206
Kratos Defense & Security Solutions, Inc.(a)*	2,159	22,993
Ladish Co., Inc.*	3,100	96,503
LMI Aerospace, Inc.*	2,400	38,208
Moog, Inc., Class A*	8,223	291,999
Orbital Sciences Corp.*	13,200	201,960
Sparton Corp.*	700	4,263
Sypris Solutions, Inc.*	4,000	12,400
Taser International, Inc.*	14,900	57,812
Teledyne Technologies, Inc.*	8,099	322,502
The Allied Defense Group, Inc.*	1,000	2,410
Triumph Group, Inc.	3,700	275,983
		3,861,437
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	11,790	71,801
Atlas Air Worldwide Holdings, Inc.*	4,900	246,470
Dynamex, Inc.*	2,200	33,550
Forward Air Corp.	6,430	167,180
HUB Group, Inc., Class A*	8,300	242,858
Pacer International, Inc.(a)*	5,200	31,408
Park-Ohio Holdings Corp.*	3,058	40,672
UTi Worldwide, Inc.	19,667	316,245
		1,150,184
Airlines — 0.9%
Airtran Holdings, Inc.*	28,350	208,372
Alaska Air Group, Inc.*	9,700	494,991
Allegiant Travel Co.(a)	3,600	152,352
ATA Holdings Corp.(a),(b)	600	—
ExpressJet Holdings, Inc.*	2,300	15,341
Hawaiian Holdings, Inc.(a)*	11,300	67,687
JetBlue Airways Corp.(a)*	39,710	265,660
Pinnacle Airlines Corp.*	5,350	29,051
Republic Airways Holdings, Inc.(a)*	9,900	81,972
Skywest, Inc.	14,100	196,836
United Continental Holdings, Inc.*	6,700	158,321
US Airways Group, Inc.(a)*	32,250	298,312
		1,968,895
Auto Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(a)*	12,200	110,044
Amerigon, Inc.(a)*	5,000	51,500
ArvinMeritor, Inc.(a)*	16,600	257,964
Cooper Tire & Rubber Co.	13,300	261,079
Dana Holding Corp.*	28,120	346,438
Dorman Products, Inc.(a)*	3,350	103,247
Drew Industries, Inc.*	4,800	100,128
Enova Systems, Inc.*	2,300	1,495
Exide Technologies(a)*	17,000	81,430
Federal Mogul Corp.*	15,600	294,996
Fuel Systems Solutions, Inc.(a)*	4,600	179,906
Hawk Corp., Class A*	2,072	89,656
Modine Manufacturing Co.*	8,800	114,136
Motorcar Parts of America, Inc.*	1,000	8,680
Quantum Fuel Systems Technologies Worldwide, Inc.*	10,200	5,100
Raser Technologies, Inc.*	7,100	1,676
Shiloh Industries, Inc.*	3,600	34,848
Spartan Motors, Inc.(a)	6,900	32,016
Standard Motor Products, Inc.	3,600	37,908
Stoneridge, Inc.(a)*	6,100	64,111
Strattec Security Corp.*	700	17,458
Superior Industries International, Inc.	5,600	96,768
Tenneco, Inc.*	10,500	304,185
TRW Automotive Holdings Corp.(a)*	2,683	111,506
WABCO Holdings, Inc.*	10,200	427,788
Williams Controls, Inc.*	1,500	13,680
		3,147,743
Automobiles — 0.2%
Thor Industries, Inc.	13,400	447,560
Winnebago Industries(a)*	6,500	67,730
		515,290
Beverages — 0.2%
Boston Beer Co., Inc., Class A*	2,400	160,488
Coca-Cola Bottling Co., Consolidated(a)	613	32,446
Craft Brewers Alliance, Inc.(a)*	2,173	16,493
Heckmann Corp.*	17,417	67,926
MGP Ingredients, Inc.(a)	3,100	24,335
National Beverage Corp.(a)	10,920	152,880
		454,568
Biotechnology — 3.2%
Abraxis Bioscience, Inc.*	4,900	378,966
Acadia Pharmaceuticals, Inc.(a)*	8,300	7,563
Achillion Pharmaceuticals, Inc.(a)*	5,400	16,308
Acorda Therapeutics, Inc.*	3,545	117,056
Affymax, Inc.*	5,485	32,636
Alkermes, Inc.*	19,225	281,646
Allos Therapeutics, Inc.(a)*	20,200	95,344
Alnylam Pharmaceuticals, Inc.*	8,900	109,292
AMAG Pharmaceuticals, Inc.*	3,900	67,119
Amicus Therapeutics, Inc.*	1,913	7,480
Anadys Pharmaceuticals, Inc.(a)*	4,900	11,368
Antigenics, Inc.(a)*	4,500	4,455
ARCA Biopharma, Inc.*	600	2,292
Arena Pharmaceuticals, Inc.(a)*	15,700	24,649
Ariad Pharmaceuticals, Inc.*	23,150	88,433
Arqule, Inc.(a)*	13,750	70,812
Array Biopharma, Inc.(a)*	11,866	38,327
AVI BioPharma, Inc.(a)*	500	920
BioCryst Pharmaceuticals, Inc.(a)*	8,600	42,484
Biosante Pharmaceuticals, Inc.*	6,696	11,249
BioTime, Inc.(a)*	3,663	17,399
Celera Corp.*	58,382	393,495
Celldex Therapeutics, Inc.(a)*	5,757	23,028
Celsion Corp.(a)*	2,900	8,816
Cepheid, Inc.(a)*	13,000	243,230
Cleveland Biolabs, Inc.*	1,100	5,654
Clinical Data, Inc.(a)*	7,573	127,757

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Cubist Pharmaceuticals, Inc.*	13,200	$308,748
Curis, Inc.(a)*	13,600	18,632
Cyclacel Pharmaceuticals, Inc.(a)*	6,400	11,008
Cytokinetics, Inc.*	13,046	34,441
Cytori Therapeutics, Inc.(a)*	7,700	37,653
Dusa Pharmaceuticals, Inc.(a)*	2,809	6,882
Dyax Corp.(a)*	28,500	67,545
Dynavax Technologies Corp.*	9,900	18,117
Emergent Biosolutions, Inc.*	6,300	108,738
Enzon Pharmaceuticals, Inc.*	11,457	128,891
Exelixis, Inc.(a)*	25,100	98,392
Genomic Health, Inc.*	6,600	88,176
GenVec, Inc.*	17,000	10,200
Geron Corp.(a)*	17,500	96,775
GTx, Inc.(a)*	4,385	15,084
Halozyme Therapeutics, Inc.(a)*	16,500	127,215
Hemispherx Biopharma, Inc.*	10,000	5,600
iBio, Inc.(a)*	2,200	4,884
Idenix Pharmaceuticals, Inc.(a)*	13,500	41,850
Idera Pharmaceuticals, Inc.(a)*	4,700	15,463
Immunogen, Inc.(a)*	13,662	85,661
Immunomedics, Inc.(a)*	16,908	54,444
Incyte Corp., Ltd.*	24,200	386,958
Infinity Pharmaceuticals, Inc.*	6,050	33,335
InterMune, Inc.(a)*	7,926	107,952
Isis Pharmaceuticals, Inc.(a)*	20,900	175,560
Lexicon Pharmaceuticals, Inc.(a)*	36,298	58,077
Ligand Pharmaceuticals, Inc., Class B*	23,777	37,568
Luna Innovations, Inc.(a)*	1,600	3,232
MannKind Corp.(a)*	31,156	210,615
Martek Biosciences Corp.(a)*	11,900	269,297
Maxygen, Inc.(a)*	7,930	45,915
Medivation, Inc.*	6,300	81,900
Metabolix, Inc.(a)*	4,200	52,836
Micromet, Inc.(a)*	11,066	74,364
Molecular Insight Pharmaceuticals, Inc.*	3,500	2,835
Momenta Pharmaceuticals, Inc.(a)*	6,700	100,835
Myrexis, Inc.*	3,735	14,417
Nabi Biopharmaceuticals*	28,400	136,320
Nanosphere, Inc.*	4,259	21,423
Neuralstem, Inc.(a)*	4,429	11,161
Neurocrine Biosciences, Inc.*	10,600	64,236
NeurogesX, Inc.(a)*	1,965	13,578
Novavax, Inc.*	16,174	35,421
NPS Pharmaceuticals, Inc.*	14,327	97,997
OncoGenex Pharmaceutical, Inc.*	15	223
Oncothyreon, Inc.(a)*	4,100	14,309
Opko Health, Inc.*	12,963	29,037
Orchid Cellmark, Inc.*	9,850	15,071
Orexigen Therapeutics, Inc.(a)*	6,964	41,297
Osiris Therapeutics, Inc.(a)*	5,602	40,783
OXiGENE, Inc.(a)*	6,800	1,788
PDL BioPharma, Inc.	22,700	119,402
Pharmasset, Inc.(a)*	4,807	141,806
PharmAthene, Inc.*	3,800	5,624
Poniard Pharmaceuticals, Inc.(a)*	4,200	2,520
Progenics Pharmaceuticals, Inc.(a)*	6,500	32,825
ReGeneRx Biopharmaceuticals, Inc.(a)*	10,200	3,126
Repligen Corp.(a)*	7,000	23,870
Rigel Pharmaceuticals, Inc.(a)*	7,450	62,654
Sangamo Biosciences, Inc.(a)*	9,250	31,727
Savient Pharmaceuticals, Inc.(a)*	8,920	204,000
Sciclone Pharmaceuticals, Inc.(a)*	15,200	40,128
Seattle Genetics, Inc.(a)*	17,942	278,639
Senesco Technologies, Inc.*	89	27
Spectrum Pharmaceuticals, Inc.(a)*	12,000	50,040
StemCells, Inc.(a)*	17,100	14,193
Synta Pharmaceuticals Corp.*	6,472	25,823
Targacept, Inc.*	4,194	93,694
Theravance, Inc.(a)*	10,377	208,578
Transcept Pharmaceuticals, Inc.*	4,028	28,075
Trimeris, Inc.*	6,213	15,657
Trubion Pharmaceuticals, Inc.*	2,700	12,285
Vanda Pharmaceuticals, Inc.*	2,900	19,372
Vical, Inc.*	9,000	20,070
Zymogenetics, Inc.(a)*	15,500	151,125
		7,375,777
Building Products — 0.7%
AAON, Inc.(a)	3,900	91,728
American Woodmark Corp.	3,200	56,736
Ameron International Corp.	2,000	135,920
Apogee Enterprises, Inc.	6,300	57,645
Armstrong World Industries, Inc.(a)*	2,753	114,277
Builders FirstSource, Inc.*	8,500	19,380
Gibraltar Industries, Inc.*	6,800	61,064
Griffon Corp.*	11,968	145,890
Insteel Industries, Inc.	4,000	35,920
NCI Building Systems, Inc.(a)*	2,680	25,540
PGT, Inc.(a)*	3,525	8,037
Quanex Building Products Corp.	7,625	131,684
Simpson Manufacturing Co., Inc.	11,100	286,158
Trex Co., Inc.*	2,700	51,489
U.S. Home Systems, Inc.*	1,100	3,212
Universal Forest Products, Inc.	4,200	122,850
USG Corp.*	17,888	235,943
		1,583,473
Capital Markets — 1.3%
American Capital Ltd.*	50,567	293,794
BGC Partners, Inc., Class A(a)	11,800	70,446
Calamos Asset Management, Inc.	3,092	35,558
Cohen & Steers, Inc.(a)	9,400	203,980
Cowen Group, Inc., Class A*	2,900	9,541
Duff & Phelps Corp., Class A	4,254	57,301
Epoch Holding Corp.(a)	3,951	50,889
Evercore Partners, Inc., Class A	2,000	57,220
Firstcity Financial Corp.(a)*	2,100	16,989
GAMCO Investors, Inc., Class A(a)	1,700	65,501
GFI Group, Inc.	24,274	112,631
Gleacher & Co., Inc.(a)*	20,047	32,276
Harris & Harris Group, Inc.(a)*	7,000	29,890
HFF, Inc., Class A*	2,500	23,200
International Assets Holding Corp.(a)*	2,784	50,390
Investment Technology Group, Inc.*	9,700	137,934
JMP Group, Inc.	2,627	16,025
KBW, Inc.	6,474	165,735
Knight Capital Group, Inc., Class A*	17,061	211,386
LaBranche & Co., Inc.*	5,496	21,434
MCG Capital Corp.(a)	13,145	76,767
MF Global Holdings Ltd.(a)*	29,628	213,322
Oppenheimer Holdings, Inc., Class A	2,133	59,617
optionsXpress Holdings, Inc.*	14,500	222,720
Penson Worldwide, Inc.(a)*	2,800	13,916
Piper Jaffray Cos.*	3,100	90,303
Rodman & Renshaw Capital Group, Inc.(a)*	5,100	10,965
Safeguard Scientifics, Inc.(a)*	2,900	36,337
Sanders Morris Harris Group, Inc.(a)	5,700	32,262
Stifel Financial Corp.(a)*	6,055	280,286

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
SWS Group, Inc.	5,901	$42,310
Teton Advisors, Inc.(a)*	25	211
TradeStation Group, Inc.(a)*	9,706	63,866
Virtus Investment Partners, Inc.(a)*	905	27,385
Westwood Holdings Group, Inc.(a)	258	8,728
		2,841,115
Chemicals — 2.7%
A. Schulman, Inc.	6,427	129,504
American Pacific Corp.*	1,000	4,420
American Vanguard Corp.	6,233	38,520
Arabian American Development Co.(a)*	2,400	5,880
Arch Chemicals, Inc.	5,600	196,504
Balchem Corp.	6,525	201,361
Cabot Corp.	4,560	148,519
Calgon Carbon Corp.(a)*	10,775	156,237
Core Molding Technologies, Inc.*	1,500	6,600
Cytec Industries, Inc.	2,842	160,232
Ferro Corp.*	17,200	221,708
Flotek Industries, Inc.(a)*	4,400	6,072
Georgia Gulf Corp.*	5,378	87,877
H.B. Fuller Co.	10,900	216,583
Hawkins, Inc.(a)	1,200	42,504
Innophos Holdings, Inc.	4,300	142,330
Innospec, Inc.*	4,316	65,733
KMG Chemicals, Inc.	2,500	35,225
Koppers Holdings, Inc.	4,400	118,228
Kronos Worldwide, Inc.(a)*	11,107	442,503
Landec Corp.*	8,100	50,301
LSB Industries, Inc.(a)*	4,300	79,851
Minerals Technologies, Inc.	4,400	259,248
Nanophase Technologies Corp.(a)*	4,200	4,284
NewMarket Corp.(a)	3,400	386,512
NL Industries, Inc.(a)	11,700	106,236
Olin Corp.	17,277	348,304
OM Group, Inc.*	6,900	207,828
Omnova Solutions, Inc.*	7,600	54,644
Penford Corp.*	3,648	16,817
PolyOne Corp.*	20,800	251,472
Quaker Chemical Corp.	2,260	73,586
Senomyx, Inc.(a)*	7,000	27,860
Sensient Technologies Corp.	11,300	344,537
Solutia, Inc.*	19,400	310,788
Spartech Corp.*	6,900	56,649
Stepan Co.	1,700	100,487
Valhi, Inc.(a)	5,673	115,162
W.R. Grace & Co.*	15,033	420,022
Westlake Chemical Corp.	15,100	451,943
Zagg, Inc.(a)*	4,100	19,639
Zep, Inc.(a)	3,200	55,808
Zoltek Cos., Inc.*	7,800	75,816
		6,244,334
Commercial Banks — 5.6%
1st Source Corp.(a)	5,867	101,851
1st United Bancorp, Inc.*	3,733	24,003
Amcore Financial, Inc.*	4,556	12
AmericanWest Bancorp(a)*	3,866	812
Ameris Bancorp*	3,317	31,014
AmeriServ Financial, Inc.(a)*	4,400	7,568
Arrow Financial Corp.(a)	2,471	61,972
Bancfirst Corp.(a)	3,000	121,380
Bancorp, Inc.(a)*	4,200	28,098
BancTrust Financial Group, Inc.(a)*	3,390	10,373
Bank of Florida Corp.*	3,000	165
Bank of Granite Corp.(a)*	3,446	2,429
Bank of the Ozarks, Inc.(a)	4,000	148,360
Banner Corp.	4,360	9,418
Boston Private Financial Holdings, Inc.(a)	14,973	97,923
Bryn Mawr Bank Corp.	1,771	30,497
Cadence Financial Corp.*	2,400	4,824
Camden National Corp.(a)	2,000	69,300
Cape Bancorp, Inc.*	236	1,794
Capital City Bank Group, Inc.(a)	2,541	30,848
CapitalSource, Inc.	53,263	284,424
Capitol Bancorp Ltd.(a)*	3,700	4,181
Cardinal Financial Corp.	6,692	64,310
Cascade Financial Corp.(a)*	2,077	789
Cathay General Bancorp(a)	15,643	185,995
Center Bancorp, Inc.	3,180	24,295
Center Financial Corp.*	6,641	33,803
Centerstate Banks of Florida, Inc.	4,385	37,623
Central Pacific Financial Corp.(a)*	7,100	10,153
Chemical Financial Corp.(a)	5,050	104,232
Citizens Republic Bancorp, Inc.*	17,060	15,373
City Holding Co.(a)	6,502	199,416
CoBiz Financial, Inc.	6,875	38,225
Colony Bankcorp, Inc.(a)*	1,100	5,137
Columbia Banking System, Inc.(a)	5,083	99,881
Community Bank System, Inc.(a)	6,300	144,963
Community Trust Bancorp, Inc.(a)	4,498	121,851
CVB Financial Corp.(a)	21,055	158,123
Dearborn Bancorp, Inc.(a)*	1,050	1,880
Encore Bancshares, Inc.*	500	3,595
Enterprise Financial Services Corp.	2,856	26,561
Fidelity Southern Corp.(a)*	100	656
Financial Institutions, Inc.(a)	1,700	30,022
First Bancorp NC(a)	3,400	46,308
First Bancorp PR(a)*	14,034	3,930
First Busey Corp., Class A	12,676	57,676
First Citizens BancShares, Inc.	200	37,054
First Commonwealth Financial Corp.	18,400	100,280
First Community Bancshares, Inc.	2,661	34,327
First Financial Bancorp(a)	11,675	194,739
First Financial Bankshares, Inc.(a)	4,735	222,498
First Financial Corp.(a)	3,200	94,400
First Merchants Corp.	3,877	29,582
First Midwest Bancorp, Inc.	13,794	159,045
First Regional Bancorp*	2,700	27
First Security Group, Inc.	2,000	2,240
First South Bancorp, Inc.	1,100	10,912
First State Bancorp*	4,900	711
FNB Corp.(a)	21,475	183,826
FNB United Corp.(a)*	2,073	1,451
Frontier Financial Corp.*	1,089	207
Fulton Financial Corp.(a)	29,930	271,166
German American Bancorp, Inc.(a)	2,400	41,184
Glacier Bancorp, Inc.(a)	13,672	199,611
Great Southern Bancorp, Inc.	3,025	65,854
Green Bankshares, Inc.*	2,220	15,074
Guaranty Bancorp(a)*	11,800	18,762
Hampden Bancorp, Inc.	300	3,015
Hampton Roads Bankshares, Inc.(a)*	2,548	2,437
Hancock Holding Co.(a)	7,700	231,539
Hanmi Financial Corp.*	9,300	11,904
Heartland Financial USA, Inc.	5,400	83,106
Heritage Commerce Corp.(a)*	3,188	11,062
Home Bancorp, Inc.(a)*	692	9,259
Home Bancshares, Inc.(a)	4,869	98,938

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Horizon Financial Corp.*	2,725	$4
Hudson Valley Holding Corp.(a)	2,319	45,267
Iberiabank Corp.	5,375	268,642
Independent Bank Corp. MA(a)	4,282	96,431
Independent Bank Corp. MI(a)	468	651
Integra Bank Corp.(a)*	4,000	2,924
International Bancshares Corp.(a)	13,920	235,109
Intervest Bancshares Corp.(a)*	1,400	2,940
Investors Bancorp, Inc.*	27,913	330,490
Lakeland Bancorp, Inc.(a)	5,276	44,477
Lakeland Financial Corp.	2,500	46,650
Macatawa Bank Corp.(a)*	3,307	4,861
MainSource Financial Group, Inc.	4,530	34,609
MB Financial, Inc.(a)	8,840	143,385
MBT Financial Corp.(a)*	7,300	13,286
Mercantile Bank Corp.	1,265	5,730
Metro Bancorp, Inc.*	1,569	16,302
Midsouth Bancorp, Inc.	2,100	29,715
Midwest Banc Holdings, Inc.*	6,400	26
Nara Bancorp, Inc.*	5,900	41,654
National Penn Bancshares, Inc.(a)	23,431	146,444
NBT Bancorp, Inc.(a)	7,860	173,470
New Century Bancorp, Inc.*	200	816
NewBridge Bancorp*	1,200	4,308
Northfield Bancorp, Inc.(a)	7,400	80,068
Old National Bancorp(a)	18,700	196,350
Old Second Bancorp, Inc.	3,268	4,575
Oriental Financial Group, Inc.(a)	9,336	124,169
Pacific Capital Bancorp.(a)*	11,066	9,074
Pacific Continental Corp.	2,600	23,530
Pacific Mercantile Bancorp(a)*	2,500	7,750
Pacific Premier Bancorp, Inc.*	300	1,362
PacWest Bancorp(a)	6,200	118,172
Park National Corp.	3,450	220,938
Patriot National Bancorp, Inc.(a)*	500	950
Peapack Gladstone Financial Corp.	1,312	15,455
Peoples Bancorp, Inc.(a)	2,300	28,451
Pinnacle Financial Partners, Inc.(a)*	5,500	50,545
Preferred Bank.*	2,970	4,901
PrivateBancorp, Inc.(a)	12,476	142,102
Prosperity Bancshares, Inc.	10,600	344,182
Renasant Corp.(a)	5,000	76,050
Republic Bancorp, Inc., Class A	7,344	155,179
Republic First Bancorp, Inc.*	1,450	2,944
S&T Bancorp, Inc.(a)	6,000	104,520
S.Y. Bancorp, Inc.	2,891	71,755
Sandy Spring Bancorp, Inc.(a)	6,300	97,650
SCBT Financial Corp.(a)	1,776	55,393
Seacoast Banking Corp. of Florida*	4,572	5,578
Sierra Bancorp	2,100	25,935
Signature Bank*	8,200	318,488
Simmons First National Corp., Class A(a)	3,100	87,637
Smithtown Bancorp, Inc.*	3,500	13,370
Southern Community Financial Corp.*	3,300	5,775
Southern Connecticut Bancorp, Inc.(a)*	200	1,130
Southside Bancshares, Inc.(a)	3,161	59,711
Southwest Bancorp, Inc.	3,700	47,989
State Bancorp, Inc.(a)	2,377	21,345
StellarOne Corp.(a)	3,502	44,545
Sterling Bancorp.	3,740	32,501
Sterling Bancshares, Inc.(a)	18,300	98,271
Sterling Financial Corp.(a)*	12,354	8,030
Suffolk Bancorp(a)	2,200	55,704
Sun Bancorp, Inc*	5,254	26,795
Superior Bancorp(a)*	1,800	1,760
Susquehanna Bancshares, Inc.(a)	23,349	197,066
SVB Financial Group(a)*	7,900	334,328
Synovus Financial Corp.	24,844	61,116
Taylor Capital Group, Inc.*	2,400	27,528
Texas Capital Bancshares, Inc.(a)*	7,000	120,890
TIB Financial Corp.(a)*	1,058	455
Tompkins Financial Corp.(a)	2,420	95,977
Tower Bancorp, Inc.(a)	442	8,959
TowneBank(a)	4,312	64,508
Trico Bancshares(a)	3,800	58,406
Trustmark Corp.(a)	13,700	297,838
UMB Financial Corp.	7,700	273,427
Umpqua Holdings Corp.(a)	20,806	235,940
Union First Market Bankshares Corp.(a)	4,230	55,244
United Bankshares, Inc.(a)	10,300	256,367
United Community Banks, Inc.(a)*	14,989	33,575
United Security Bancshares*	842	3,831
Univest Corp. of Pennsylvania	3,100	54,126
Virginia Commerce Bancorp*	5,786	28,120
Washington Banking Co.	2,374	32,904
Washington Trust Bancorp, Inc.(a)	3,000	57,360
Webster Financial Corp.(a)	14,100	247,596
WesBanco, Inc.(a)	5,363	87,631
West Bancorporation, Inc.(a)*	5,350	33,705
West Coast Bancorp.*	13,398	30,547
Westamerica Bancorporation	6,300	343,287
Western Alliance Bancorp*	15,089	101,096
Whitney Holding Corp.(a)	15,475	126,431
Wilmington Trust Corp.(a)	14,628	131,359
Wilshire Bancorp, Inc.	6,600	43,164
Wintrust Financial Corp.	5,950	192,839
Yadkin Valley Financial Corp.*	1,400	3,668
		12,738,361
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.(a)	11,398	246,083
ACCO Brands Corp.*	12,200	70,150
American Reprographics Co.*	10,300	80,855
Amrep Corp.(a)*	1,500	18,435
APAC Customer Services, Inc.(a)*	11,000	62,260
ATC Technology Corp.*	4,100	101,434
Bowne & Co., Inc.	6,327	71,685
Casella Waste Systems, Inc., Class A*	5,500	23,100
Ceco Environmental Corp.(a)*	3,800	22,762
Cenveo, Inc.*	12,200	61,366
Champion Industries, Inc.*	2,100	2,394
Clean Harbors, Inc.*	4,100	277,775
Command Security Corp.(a)*	4,300	9,008
Consolidated Graphics, Inc.*	2,500	103,625
Courier Corp.	1,857	26,407
Deluxe Corp.	10,400	198,952
Document Security Systems, Inc.(a)*	3,392	11,431
EnergySolutions, Inc.(a)	15,000	75,450
EnerNOC, Inc.*	2,655	83,394
Ennis, Inc.	5,800	103,762
Fuel Tech, Inc.*	2,700	16,929
G&K Services, Inc., Class A	4,300	98,298
GeoEye, Inc.*	4,200	170,016
Healthcare Services Group, Inc.	17,224	392,535
Herman Miller, Inc.	12,030	236,750
HNI Corp.	10,000	287,600
Innerworkings, Inc.(a)*	7,006	46,029
Interface, Inc., Class A	12,677	180,394

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Intersections, Inc.(a)	4,100	$38,130
Kimball International, Inc., Class B	4,900	28,567
Knoll, Inc.	11,450	177,589
M&F Worldwide Corp.*	4,400	107,140
Mcgrath Rentcorp	5,300	126,935
Metalico, Inc.*	12,495	47,856
Mine Safety Appliances Co.(a)	8,100	219,510
Mobile Mini, Inc.(a)*	7,820	119,959
Multi-Color Corp.	2,394	36,868
PRG-Schultz International, Inc.(a)*	2,900	16,443
Schawk, Inc.	5,600	103,376
Standard Parking Corp.*	4,000	68,400
Standard Register Co.(a)	5,600	16,352
Steelcase, Inc., Class A(a)	16,244	135,313
Superior Uniform Group, Inc.	1,100	10,175
SYKES Enterprises, Inc.(a)*	11,326	153,807
Team, Inc.*	4,200	72,282
Tetra Tech, Inc.*	11,702	245,391
The Brink's Co.	8,672	199,456
The Geo Group, Inc.*	13,910	324,798
TRC Cos., Inc.(a)*	7,000	17,780
United Stationers, Inc.*	6,400	342,464
US Ecology, Inc.	3,766	60,256
Versar, Inc.(a)*	2,000	6,060
Viad Corp.	4,500	87,030
Virco Manufacturing(a)	2,494	6,958
WCA Waste Corp.*	7,300	35,040
		5,882,814
Communications Equipment — 3.3%
Acme Packet, Inc.*	10,900	413,546
ADC Telecommunications, Inc.*	26,500	335,755
Adtran, Inc.	11,165	394,124
Anaren, Inc.*	3,900	65,481
Arris Group, Inc.*	28,427	277,732
Aruba Networks, Inc.(a)*	19,500	416,130
Aviat Networks, Inc.*	10,125	41,411
Aware, Inc.(a)*	4,900	13,034
Bel Fuse, Inc., Class B	1,890	39,350
BigBand Networks, Inc.(a)*	9,799	27,829
Black Box Corp.	3,700	118,622
Blue Coat Systems, Inc.(a)*	8,700	209,322
Ciena Corp.(a)*	9,729	151,481
Cogo Group, Inc.*	7,143	44,144
Comarco, Inc.*	947	2,107
Communications Systems, Inc.	1,000	11,390
Comtech Telecommunications Corp.*	5,325	145,639
DG FastChannel, Inc.(a)*	4,872	105,966
Digi International, Inc.*	7,600	72,124
EchoStar Corp., Class A*	7,212	137,605
Emcore Corp.(a)*	17,500	14,018
EMS Technologies, Inc.*	3,600	67,068
Emulex Corp.*	18,500	193,140
EndWave Corp.(a)*	2,950	6,549
Extreme Networks*	21,300	66,243
Finisar Corp.(a)*	11,700	219,843
Globecomm Systems, Inc.*	4,150	34,735
Harmonic, Inc.*	27,125	186,620
Hughes Communications, Inc.*	3,578	97,500
Identive Group, Inc.(a)*	3,000	5,430
Infinera Corp.*	19,712	230,039
InterDigital, Inc.(a)*	11,952	353,899
Ixia*	14,328	177,667
KVH Industries, Inc.*	3,300	49,533
Loral Space & Communications, Inc.*	4,100	214,020
Netgear, Inc.*	7,961	215,027
Network Engines, Inc.*	6,300	9,198
Network Equipment Technologies, Inc.(a)*	5,600	19,320
Occam Networks, Inc.(a)*	4,466	34,969
Oclaro, Inc.(a)*	6,800	108,868
Oplink Communications, Inc.*	4,200	83,328
Opnext, Inc.(a)*	13,882	21,795
Optical Cable Corp.*	374	1,062
Orbcomm, Inc.*	6,700	15,209
Parkervision, Inc.(a)*	5,400	3,942
PC-Tel, Inc.*	4,100	25,174
Performance Technologies, Inc.*	2,500	5,425
Plantronics, Inc.	11,000	371,580
Relm Wireless Corp.*	2,000	4,140
Riverbed Technology, Inc.*	10,000	455,800
Seachange International, Inc.(a)*	7,100	52,611
ShoreTel, Inc.(a)*	6,258	31,040
Sonus Networks, Inc.*	63,075	222,655
Sycamore Networks, Inc.	6,549	212,253
Symmetricom, Inc.*	21,384	122,316
Tekelec*	14,900	193,104
Telular Corp.*	3,600	10,980
Tollgrade Communications, Inc.*	2,200	16,126
Utstarcom, Inc.*	28,400	61,628
Viasat, Inc.*	7,700	316,547
Westell Technologies, Inc., Class A(a)*	6,118	14,071
		7,567,264
Computers & Peripherals — 1.1%
ActivIdentity Corp.*	10,500	22,890
ADPT Corp.*	29,728	87,698
Astro-Med, Inc.	575	3,973
Avid Technology, Inc.(a)*	9,895	129,724
Compellent Technologies, Inc.(a)*	4,600	83,628
Concurrent Computer Corp.(a)*	1,444	9,588
Cray, Inc.*	6,539	43,157
Datalink Corp.*	2,300	7,015
Dataram Corp.(a)*	1,799	3,184
Dot Hill Systems Corp.*	11,900	16,660
Electronics for Imaging, Inc.*	11,600	140,592
Hauppauge Digital, Inc.(a)*	2,400	6,168
Hutchinson Technology, Inc.(a)*	5,200	18,044
Hypercom Corp.*	18,300	118,950
Imation Corp.*	6,900	64,377
Immersion Corp.(a)*	6,300	37,233
Intermec, Inc.*	13,900	170,414
Interphase Corp.*	1,200	2,124
Intevac, Inc.(a)*	4,883	48,879
Isilon Systems, Inc.(a)*	11,049	246,172
KEY Tronic Corp.*	1,700	10,115
LaserCard Corp.(a)*	2,100	10,059
Netezza Corp.(a)*	11,100	299,145
Novatel Wireless, Inc.(a)*	6,800	53,584
Presstek, Inc.(a)*	8,300	18,177
Qualstar Corp.	3,000	5,100
Quantum Corp.*	36,400	77,168
Rimage Corp.*	4,700	77,268
Silicon Graphics International Corp.(a)*	6,100	47,336
STEC, Inc.(a)*	10,200	126,990
Stratasys, Inc.*	4,600	127,512
Super Micro Computer, Inc.(a)*	6,100	63,379
Synaptics, Inc.(a)*	13,601	382,732
Transact Technologies, Inc.*	1,515	12,120

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
Video Display Corp.(a)*	1,990	$8,676
		2,579,831
Construction & Engineering — 0.7%
Argan, Inc.(a)*	1,074	10,042
Comfort Systems USA, Inc.	8,930	95,819
Dycom Industries, Inc.*	8,000	79,920
EMCOR Group, Inc.*	14,714	361,817
Furmanite Corp.(a)*	8,080	39,430
Granite Construction, Inc.(a)	6,600	150,084
Great Lakes Dredge & Dock Corp.	9,400	54,614
Insituform Technologies, Inc., Class A(a)*	7,800	188,604
Integrated Electrical Services, Inc.(a)*	2,998	11,303
Layne Christensen Co.*	3,200	82,848
MasTec, Inc.(a)*	15,259	157,473
Michael Baker Corp.*	1,300	42,848
MYR Group, Inc.*	4,000	65,560
Northwest Pipe Co.(a)*	2,100	36,750
Orion Marine Group, Inc.(a)*	4,300	53,363
Pike Electric Corp.*	7,600	55,328
Sterling Construction Co., Inc.(a)*	2,500	30,950
Tutor Perini Corp.*	8,341	167,571
		1,684,324
Construction Materials — 0.2%
Eagle Materials, Inc.(a)	9,800	232,260
Headwaters, Inc.(a)*	10,300	37,080
Texas Industries, Inc.(a)	6,200	195,424
United States Lime & Minerals, Inc.(a)*	1,679	64,910
		529,674
Consumer Finance — 0.8%
Advance America Cash Advance Centers, Inc.	13,800	55,614
Cardtronics, Inc.*	8,300	128,069
Cash America International, Inc.(a)	6,500	227,500
CompuCredit Holdings Corp.	13,495	65,046
Consumer Portfolio Services, Inc.(a)*	10,500	9,345
Credit Acceptance Corp.(a)*	4,635	280,696
Dollar Financial Corp.(a)*	5,400	112,698
Ezcorp, Inc., Class A*	9,200	184,368
First Cash Financial Services, Inc.*	7,400	205,350
Nelnet, Inc., Class A	9,000	205,920
QC Holdings, Inc.(a)	5,600	21,784
Rewards Network, Inc.(a)	3,132	44,944
The First Marblehead Corp.(a)*	18,037	42,206
The Student Loan Corp.(a)	2,300	68,310
United PanAm Financial Corp.(a)*	3,692	17,168
World Acceptance Corp.*	3,636	160,566
		1,829,584
Containers & Packaging — 0.2%
AEP Industries, Inc.*	1,000	23,620
Boise, Inc.(a)*	17,275	112,115
Graphic Packaging Holding Co.(a)*	60,137	200,858
Myers Industries, Inc.	6,987	60,018
Northern Technologies International Corp.(a)*	800	7,680
		404,291
Distributors — 0.0%
Audiovox Corp., Class A*	3,800	25,992
Core-Mark Holding Co., Inc.(a)*	1,600	49,536
KSW, Inc.	1,050	3,213
		78,741
Diversified Consumer Services — 1.3%
American Public Education, Inc.(a)*	2,940	96,608
Bridgepoint Education, Inc.(a)*	10,963	169,488
Cambium Learning Group, Inc.*	9,541	30,531
Capella Education Co.(a)*	3,000	232,860
Carriage Services, Inc.*	3,900	19,539
Coinstar, Inc.*	6,400	275,136
Collectors Universe	942	12,689
Corinthian Colleges, Inc.(a)*	14,137	99,242
CPI Corp.	1,100	28,468
Grand Canyon Education, Inc.(a)*	8,200	179,826
Hillenbrand, Inc.	12,166	261,691
Jackson Hewitt Tax Service, Inc.*	7,100	6,532
K12, Inc.*	5,800	168,374
Learning Tree International, Inc.(a)	5,000	50,600
Lincoln Educational Services Corp.(a)*	5,874	84,644
Mac-Gray Corp.(a)	2,474	30,010
Matthews International Corp., Class A	6,900	243,984
Pre-Paid Legal Services, Inc.(a)*	2,300	143,727
Princeton Review, Inc.(a)*	9,335	19,043
Regis Corp.(a)	10,915	208,804
Service Corp. International	23,720	204,466
Spectrum Group International, Inc.(a)*	7,402	14,360
Steiner Leisure Ltd.*	2,200	83,820
Stewart Enterprises, Inc., Class A(a)	18,000	97,020
Universal Technical Institute, Inc.	5,900	115,345
		2,876,807
Diversified Financial Services — 0.5%
Asset Acceptance Capital Corp.*	6,900	37,053
Asta Funding, Inc.	2,600	19,838
Encore Capital Group, Inc.*	6,000	108,120
Interactive Brokers Group, Inc., Class A(a)*	7,672	132,035
Life Partners Holdings, Inc.(a)	2,500	47,575
MarketAxess Holdings, Inc.	7,100	120,558
Marlin Business Services Corp.(a)*	2,800	33,600
Medallion Financial Corp.	3,400	26,486
MicroFinancial, Inc.	400	1,572
NewStar Financial, Inc.(a)*	9,595	71,099
PHH Corp.*	11,200	235,872
Pico Holdings, Inc.(a)*	4,200	125,412
Portfolio Recovery Associates, Inc.*	3,000	193,950
Primus Guaranty Ltd.*	6,300	28,728
Resource America, Inc.	3,800	21,584
		1,203,482
Diversified Telecommunication Services — 0.8%
AboveNet, Inc.*	4,447	231,644
Alaska Communications Systems Group, Inc.(a)	7,552	76,653
Arbinet Corp.(a)*	1,599	11,737
Atlantic Tele-Network, Inc.	3,600	177,264
Cbeyond, Inc.*	6,100	78,263
Cincinnati Bell, Inc.(a)*	51,900	138,573
Cogent Communications Group, Inc.*	10,000	94,700
Consolidated Communications Holdings, Inc.(a)	6,282	117,285
General Communication, Inc., Class A*	12,400	123,628
Global Crossing Ltd.(a)*	10,200	131,172
HickoryTech Corp.	2,300	19,619
IDT Corp., Class B*	3,000	53,370
Iridium Communications, Inc.*	13,394	114,385
Neutral Tandem, Inc.(a)*	3,900	46,605
PAETEC Holding Corp.*	24,300	99,873
Premiere Global Services, Inc.*	13,860	98,129
SureWest Communications(a)*	3,708	27,439

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
Vonage Holdings Corp.*	36,070	$91,978
XETA Technologies, Inc.(a)*	1,300	4,329
		1,736,646
Electric Utilities — 1.2%
Allete, Inc.	7,400	269,582
Central Vermont Public Service Corp.	2,500	50,425
Cleco Corp.	15,000	444,300
El Paso Electric Co.*	11,500	273,470
Empire District Electric Co.	7,700	155,155
IDACORP, Inc.	10,600	380,752
MGE Energy, Inc.(a)	4,500	178,155
PNM Resources, Inc.	17,350	197,616
Portland General Electric Co.	14,100	285,948
UIL Holdings Corp.	5,166	145,475
Unisource Energy Corp.	8,000	267,440
Unitil Corp.(a)	2,200	48,290
		2,696,608
Electrical Equipment — 2.1%
A.O. Smith Corp.	4,900	283,661
Acuity Brands, Inc.(a)	7,200	318,528
American Superconductor Corp.(a)*	7,925	246,467
AZZ, Inc.(a)	2,700	115,668
Baldor Electric Co.(a)	10,400	420,160
Belden, Inc.	9,000	237,420
Brady Corp., Class A	11,200	326,704
Broadwind Energy, Inc.(a)*	12,600	23,562
BTU International, Inc.*	2,100	14,532
C&D Technologies, Inc.(a)*	5,800	1,720
Capstone Turbine Corp.(a)*	20,500	15,828
Chase Corp.	700	10,185
Coleman Cable, Inc.(a)*	2,400	14,376
Encore Wire Corp.(a)	5,200	106,652
Ener1, Inc.(a)*	19,900	73,232
Energy Focus, Inc.(a)*	2,200	3,322
EnerSys*	10,800	269,676
Evergreen Solar, Inc.(a)*	26,600	19,524
Franklin Electric Co., Inc.	5,300	175,748
FuelCell Energy, Inc.*	16,310	20,061
General Cable Corp.(a)*	10,934	296,530
GrafTech International Ltd.*	18,969	296,485
GT Solar International, Inc.*	28,248	236,436
Hoku Corp.(a)*	8,626	23,549
II-VI, Inc.*	11,911	444,638
LaBarge, Inc.(a)*	3,867	48,299
LSI Industries, Inc.	4,900	31,458
Magnetek, Inc.*	11,900	15,708
Microvision, Inc.(a)*	13,630	29,850
Ocean Power Technologies, Inc.(a)*	1,700	8,755
Orion Energy Systems, Inc.*	3,100	9,827
Plug Power, Inc.(a)*	20,763	7,931
Polypore International, Inc.*	7,600	229,216
Powell Industries, Inc.*	2,600	80,912
PowerSecure International, Inc.*	5,500	50,930
Preformed Line Products Co.	850	29,640
SatCon Technology Corp.*	6,900	25,944
SL Industries, Inc.*	986	13,893
Spire Corp.(a)*	1,100	4,840
Technology Research Corp.(a)	800	3,200
Ultralife Corp.(a)*	3,600	15,768
UQM Technologies, Inc.(a)*	5,620	14,387
Vicor Corp.(a)	9,800	143,178
		4,758,400
Electronic Equipment, Instruments & Components — 3.1%
ADDvantage Technologies Group, Inc.*	2,400	7,080
Advanced Photonix, Inc.*	3,300	3,069
Agilysys, Inc.(a)*	5,276	34,294
Anixter International, Inc.(a)*	6,100	329,339
Benchmark Electronics, Inc.*	14,710	241,244
Brightpoint, Inc.*	19,839	138,675
CalAmp Corp.(a)*	3,779	9,712
Checkpoint Systems, Inc.*	8,500	172,975
Clearfield, Inc.(a)*	1,600	4,688
Cogent, Inc.*	22,200	236,208
Cognex Corp.	8,900	238,698
Coherent, Inc.*	6,900	276,069
Comverge, Inc.(a)*	3,361	26,417
CPI International, Inc.*	3,600	50,400
CTS Corp.	6,500	62,530
Cyberoptics Corp.*	1,700	15,453
Daktronics, Inc.(a)	9,125	89,607
DDi Corp.	3,797	35,084
Digital Theater Systems, Inc.(a)*	3,700	141,229
Echelon Corp.(a)*	12,900	110,295
Electro Rent Corp.	6,482	86,081
Electro Scientific Industries, Inc.*	6,080	67,549
FARO Technologies, Inc.*	3,250	70,882
Frequency Electronics, Inc.*	1,400	8,456
Gerber Scientific, Inc.*	5,000	30,850
GTSI Corp.*	2,500	17,625
Henry Bros Electronics, Inc.*	300	1,305
I.D. Systems, Inc.(a)*	1,600	3,184
ICx Technologies, Inc.*	5,849	44,160
IEC Electronics Corp.(a)*	800	4,208
Insight Enterprises, Inc.*	10,250	160,310
Intelli-Check - Mobilisa, Inc.(a)*	3,500	3,745
IntriCon Corp.*	1,000	4,160
IPG Photonics Corp.(a)*	13,639	329,245
Iteris, Inc.(a)*	7,798	11,541
Keithley Instruments, Inc.(a)	3,100	66,681
L-1 Identity Solutions, Inc.*	18,300	214,659
LeCroy Corp.*	2,785	22,002
Littelfuse, Inc.*	4,865	212,600
LoJack Corp.*	6,666	25,464
Mace Security International, Inc.*	2,793	1,173
Maxwell Technologies, Inc.(a)*	4,300	62,823
Measurement Specialties, Inc.*	2,300	42,504
Mechanical Technology, Inc.(a)*	700	455
Mercury Computer Systems, Inc.*	4,900	58,947
Methode Electronics, Inc., Class A	8,200	74,456
MTS Systems Corp.(a)	3,800	117,800
Multi-Fineline Electronix, Inc.*	6,500	142,935
NAPCO Security Technologies, Inc.*	4,850	9,458
NetList, Inc.(a)*	3,200	9,536
Newport Corp.*	8,200	92,988
NU Horizons Electronics Corp.*	4,000	27,800
OSI Systems, Inc.*	3,300	119,856
PAR Technology Corp.(a)*	3,000	18,450
Park Electrochemical Corp.	4,000	105,360
PC Connection, Inc.*	6,200	42,346
PC Mall, Inc.(a)*	2,200	14,036
Perceptron, Inc.*	1,100	4,917
Planar Systems, Inc.(a)*	3,817	8,703
Plexus Corp.*	8,900	261,215
Power-One, Inc.(a)*	21,262	193,272
Radisys Corp.(a)*	9,800	92,316
RAE Systems, Inc.*	14,200	22,294
Remec, Inc.*	4,693	4,411

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Research Frontiers, Inc.*	2,600	$10,296
Richardson Electronics Ltd.	2,700	28,350
Rofin-Sinar Technologies, Inc.*	7,200	182,736
Rogers Corp.*	3,900	122,772
Sanmina-SCI Corp.(a)*	13,444	162,404
Scansource, Inc.(a)*	5,700	158,118
Smart Modular Technologies WWH, Inc.(a)*	9,900	59,697
Spectrum Control, Inc.*	2,800	41,216
SYNNEX Corp.(a)*	7,200	202,608
Tech Data Corp.*	402	16,201
Technitrol, Inc.	9,000	39,690
Tessco Technologies, Inc.	1,000	15,070
TTM Technologies, Inc.*	14,112	138,156
Ultimate Electrs, Inc.(b)	1,600	—
Universal Display Corp.(a)*	7,300	171,550
Viasystems Group, Inc.*	956	14,531
Vicon Industries, Inc.*	1,000	3,760
Vishay Intertechnology, Inc.*	38,800	375,584
Vishay Precision Group, Inc.*	2,771	43,255
Wireless Ronin Technologies, Inc.*	2,168	2,602
X-Rite, Inc.(a)*	10,621	40,254
Zygo Corp.*	3,600	35,280
		6,999,954
Energy Equipment & Services — 2.1%
Allis-Chalmers Energy, Inc.*	10,707	44,648
Basic Energy Services, Inc.(a)*	9,300	79,236
Bolt Technology Corp.(a)*	1,500	15,375
Bristow Group, Inc.(a)*	6,899	248,916
Bronco Drilling Co., Inc.*	6,000	23,940
Cal Dive International, Inc.*	17,748	97,082
CARBO Ceramics, Inc.(a)	5,350	433,350
Complete Production Services, Inc.*	16,900	345,605
Dawson Geophysical Co.*	1,100	29,315
ENGlobal Corp.(a)*	6,100	15,372
Exterran Holdings, Inc.(a)*	11,723	266,229
Geokinetics, Inc.(a)*	1,100	6,820
Global Industries Ltd.(a)*	18,211	99,614
Gulf Island Fabrication, Inc.	2,600	47,320
Gulfmark Offshore, Inc.*	4,800	147,456
Halliburton Co.	1	21
Helix Energy Solutions Group, Inc.*	18,800	209,432
Hercules Offshore, Inc.(a)*	19,000	50,350
Hornbeck Offshore Services, Inc.(a)*	5,800	113,042
ION Geophysical Corp.(a)*	27,183	139,721
Key Energy Services, Inc.(a)*	23,800	226,338
Lufkin Industries, Inc.	6,200	272,180
Matrix Service Co.*	5,900	51,625
Mitcham Industries, Inc.(a)*	2,026	14,992
Natural Gas Services Group, Inc.*	2,500	36,925
Newpark Resources*	19,900	167,160
Omni Energy Services Corp.*	3,800	10,374
OYO Geospace Corp.*	1,000	57,880
Parker Drilling Co.(a)*	25,500	110,925
PHI, Inc.(a)*	2,300	37,214
Pioneer Drilling Co.*	11,400	72,732
Royale Energy, Inc.(a)*	1,600	3,312
RPC, Inc.(a)	22,050	466,578
SEACOR Holdings, Inc.*	3,273	278,729
Seahawk Drilling, Inc.(a)*	100	846
Sulphco, Inc.(a)*	18,300	6,588
Superior Energy Services, Inc.*	8,600	229,534
T-3 Energy Services, Inc.*	2,100	54,915
Tetra Technologies, Inc.*	16,850	171,870
TGC Industries, Inc.*	6,191	23,774
Trico Marine Services, Inc.(a)*	3,776	627
Union Drilling, Inc.(a)*	5,000	22,400
Unit Corp.*	1	37
Willbros Group, Inc.(a)*	5,500	50,435
		4,780,834
Food & Staples Retailing — 1.0%
Casey's General Stores, Inc.	12,174	508,264
Great Atlantic & Pacific Tea Co.(a)*	13,012	51,528
Ingles Markets, Inc.	2,600	43,186
Nash Finch Co.	2,000	85,080
Pricesmart, Inc.(a)	6,250	182,062
Ruddick Corp.(a)	10,900	378,012
Spartan Stores, Inc.	4,834	70,093
Susser Holdings Corp.(a)*	4,500	63,000
The Andersons, Inc.	4,100	155,390
The Pantry, Inc.*	5,100	122,961
United Natural Foods, Inc.*	10,300	341,342
Weis Markets, Inc.(a)	6,390	250,041
Winn-Dixie Stores, Inc.(a)*	10,200	72,726
		2,323,685
Food Products — 1.5%
Alico, Inc.	1,300	30,212
B&G Foods, Inc., Class A	9,000	98,280
Bridgford Foods Corp.	801	10,277
Cagle's, Inc., Class A*	1,200	8,124
Cal-Maine Foods, Inc.	5,100	147,798
Calavo Growers, Inc.(a)	3,200	69,376
Chiquita Brands International, Inc.(a)*	10,000	132,400
Coffee Holding Co., Inc.(a)	600	2,490
Darling International, Inc.*	18,400	156,768
Diamond Foods, Inc.(a)	3,800	155,762
Dole Food Co., Inc.(a)*	17,627	161,287
Farmer Bros. Co.(a)	3,200	51,200
Fresh Del Monte Produce, Inc.*	12,453	270,230
Hain Celestial Group, Inc.(a)*	8,179	196,133
HQ Sustainable Maritime Industries, Inc.*	2,478	7,459
Imperial Sugar Co.(a)	3,200	41,856
J&J Snack Foods Corp.	4,500	188,685
John B. Sanfilippo & Son, Inc.*	2,650	34,980
Lancaster Colony Corp.(a)	7,600	361,000
Lance, Inc.	7,100	151,230
Lifeway Foods, Inc.(a)*	3,800	39,976
Limoneira Co.(a)	445	8,962
Omega Protein Corp.*	4,197	24,091
Overhill Farms, Inc.*	1,600	7,296
Pilgrims Pride Corp.*	7,300	41,026
Reddy Ice Holdings, Inc.(a)*	4,800	10,944
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	11,945
Sanderson Farms, Inc.(a)	4,600	199,134
Scheid Vineyards, Inc., Class A*	20	196
Seneca Foods Corp., Class A*	1,249	32,711
Smart Balance, Inc.(a)*	17,615	68,346
Tasty Baking Co.(a)	2,496	17,048
Tootsie Roll Industries, Inc.(a)	8,741	217,476
TreeHouse Foods, Inc.(a)*	7,400	341,140
		3,295,838
Gas Utilities — 0.7%
Chesapeake Utilities Corp.(a)	2,043	73,998
Delta Natural Gas Co., Inc.(a)	200	6,150
Gas Natural, Inc.(a)	300	3,336
New Jersey Resources Corp.(a)	9,451	370,668

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities (Continued)
Northwest Natural Gas Co.	6,800	$322,660
RGC Resources, Inc.	200	6,204
South Jersey Industries, Inc.(a)	6,400	316,608
Southwest Gas Corp.	9,900	332,541
The Laclede Group, Inc.	4,500	154,890
		1,587,055
Health Care Equipment & Supplies — 3.7%
Abaxis, Inc.*	4,900	113,190
ABIOMED, Inc.(a)*	9,400	99,734
Accuray, Inc.(a)*	14,812	92,131
Align Technology, Inc.(a)*	15,100	295,658
Alphatec Holdings, Inc.(a)*	14,824	31,575
American Medical Systems Holdings, Inc.(a)*	18,000	352,440
Analogic Corp.	3,000	134,640
Angiodynamics, Inc.*	6,163	93,924
Anika Therapeutics, Inc.(a)*	4,100	24,723
Arthrocare Corp.*	6,000	163,080
AtriCure, Inc.*	2,740	21,756
Biolase Technology, Inc.*	5,500	6,435
Bovie Medical Corp.*	4,900	10,584
BSD Medical Corp.(a)*	5,064	16,255
Cantel Medical Corp.	3,950	63,990
Cardiac Science Corp.*	8,096	14,573
Cardica, Inc.(a)*	1,400	3,038
Cardiovascular Systems, Inc.*	1,200	6,348
CAS Medical Systems, Inc.(a)*	2,529	6,070
Cerus Corp.(a)*	6,200	23,808
Conceptus, Inc.(a)*	12,100	166,375
Conmed Corp.*	7,150	160,231
CryoLife, Inc.*	6,300	38,241
Cutera, Inc.(a)*	3,000	24,300
Cyberonics, Inc.(a)*	5,700	152,076
Cynosure, Inc., Class A*	1,100	11,231
DexCom, Inc.(a)*	9,550	126,251
Digirad Corp.(a)*	2,100	4,305
Endologix, Inc.(a)*	21,000	95,760
EnteroMedics, Inc.*	125	213
Exactech, Inc.*	2,535	41,371
Greatbatch, Inc.(a)*	5,400	125,226
Haemonetics Corp.*	4,900	286,797
Hansen Medical, Inc.(a)*	3,500	5,005
HeartWare International, Inc.*	1,541	105,959
Hill-Rom Holdings, Inc.	10,000	358,900
ICU Medical, Inc.*	2,950	110,005
Immucor, Inc.*	14,000	277,620
Insulet Corp.*	9,100	128,674
Integra LifeSciences Holdings Corp.(a)*	5,600	220,976
Invacare Corp.(a)	9,357	248,054
Iridex Corp.*	1,000	3,550
IRIS International, Inc.*	4,200	40,320
Kensey Nash Corp.(a)*	2,900	83,781
LeMaitre Vascular, Inc.*	1,900	13,395
MAKO Surgical Corp.(a)*	5,599	53,638
Masimo Corp.(a)	9,900	270,369
Medical Action Industries, Inc.*	4,450	40,272
Meridian Bioscience, Inc.(a)	8,950	195,826
Merit Medical Systems, Inc.*	5,744	91,272
Misonix, Inc.*	2,200	4,994
Natus Medical, Inc.*	8,702	126,788
Neogen Corp.(a)*	4,948	167,490
Neurometrix, Inc.*	2,800	1,644
NMT Medical, Inc.*	2,400	1,056
NuVasive, Inc.*	8,100	284,634
NxStage Medical, Inc.(a)*	8,000	152,800
OraSure Technologies, Inc.(a)*	11,100	44,955
Orthovita, Inc.*	18,900	42,903
Osteotech, Inc.*	4,200	27,132
OTIX Global, Inc.*	744	7,686
Palomar Medical Technologies, Inc.(a)*	7,282	75,223
PhotoMedex, Inc.(a)*	258	1,424
Quidel Corp.*	13,103	144,002
Retractable Technologies, Inc.(a)*	1,926	3,024
Rochester Medical Corp.(a)*	1,400	15,274
Rockwell Medical Technologies, Inc.(a)*	2,600	18,408
RTI Biologics, Inc.(a)*	8,144	21,419
Sirona Dental Systems, Inc.*	9,651	347,822
Solta Medical, Inc.(a)*	1,600	3,200
SonoSite, Inc.*	3,400	113,934
Spectranetics Corp.*	7,200	39,024
Staar Surgical Co.*	5,280	28,565
Stereotaxis, Inc.(a)*	7,600	31,464
STERIS Corp.	7,300	242,506
SurModics, Inc.*	3,700	44,104
Symmetry Medical, Inc.*	11,100	107,004
Synovis Life Technologies, Inc.*	2,484	37,136
The Cooper Cos., Inc.(a)	9,000	415,980
Theragenics Corp.*	7,500	9,525
TomoTherapy, Inc.(a)*	7,800	27,456
TranS1, Inc.(a)*	2,263	5,590
Urologix, Inc.(a)*	2,600	2,548
Uroplasty, Inc.*	2,952	14,022
Vascular Solutions, Inc.(a)*	6,500	74,620
Volcano Corp.*	6,673	173,365
West Pharmaceutical Services, Inc.(a)	7,400	253,894
Wright Medical Group, Inc.*	8,500	122,485
Young Innovations, Inc.(a)	1,900	54,359
Zoll Medical Corp.*	4,700	151,669
		8,495,073
Health Care Providers & Services — 3.6%
Air Methods Corp.(a)*	2,500	103,950
Alliance HealthCare Services, Inc.(a)*	12,600	57,708
Allied Healthcare International, Inc.(a)*	14,550	36,375
Almost Family, Inc.*	1,100	32,593
Amedisys, Inc.*	5,666	134,851
America Service Group, Inc.	2,000	29,760
American Caresource Holdings, Inc.*	1,300	1,911
American Dental Partners, Inc.(a)*	2,840	34,250
AMERIGROUP Corp.(a)*	12,100	513,887
AMN Healthcare Services, Inc.*	7,300	37,522
Amsurg Corp.*	7,750	135,470
Animal Health International, Inc.*	200	550
Assisted Living Concepts, Inc., Class A(a)*	1,599	48,674
Bio-Reference Labs, Inc.(a)*	6,600	137,676
BioScrip, Inc.*	9,680	49,949
Capital Senior Living Corp.(a)*	5,400	28,782
CardioNet, Inc.*	3,237	14,599
Catalyst Health Solutions, Inc.*	11,800	415,478
Centene Corp.*	10,900	257,131
Chemed Corp.	5,500	313,335
Continucare Corp.(a)*	10,600	44,520
Corvel Corp.*	2,550	108,248
Cross Country Healthcare, Inc.(a)*	6,900	49,611
Dynacq Healthcare, Inc.(a)*	1,300	2,834
Emeritus Corp.(a)*	7,900	134,774
Five Star Quality Care, Inc.*	12,800	64,640
Genoptix, Inc.*	2,964	42,089

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Gentiva Health Services, Inc.*	6,500	$142,025
Hanger Orthopedic Group, Inc.*	5,400	78,516
Health Management Associates, Inc., Class A*	32,800	251,248
Healthsouth Corp.(a)*	18,900	362,880
Healthspring, Inc.*	14,900	385,016
Healthways, Inc.*	6,798	79,129
HMS Holdings Corp.*	5,100	300,594
Hooper Holmes, Inc.*	15,500	10,850
Integramed America, Inc.*	1,987	18,638
IPC The Hospitalist Co., Inc.(a)*	2,782	76,004
Kindred Healthcare, Inc.*	8,800	114,576
Landauer, Inc.(a)	1,300	81,419
LCA-Vision, Inc.*	5,917	32,958
LHC Group, Inc.(a)*	3,800	88,122
LifePoint Hospitals, Inc.*	7,700	269,962
Magellan Health Services, Inc.*	11,300	533,812
Medcath Corp.(a)*	4,400	44,308
Metropolitan Health Networks, Inc.*	12,313	46,789
Molina Healthcare, Inc.*	6,500	175,435
MWI Veterinary Supply, Inc.*	2,700	155,844
National Healthcare Corp.(a)	3,000	111,210
Nighthawk Radiology Holdings, Inc.*	5,800	37,004
NovaMed, Inc.*	1,933	18,731
PDI, Inc.*	3,600	31,464
PharMerica Corp.*	4,940	47,078
PHC, Inc., Class A*	4,300	5,547
Prospect Medical Holdings, Inc.*	3,070	26,095
Providence Service Corp.*	4,498	73,722
PSS World Medical, Inc.(a)*	24,238	518,208
Psychemedics Corp.	400	3,720
Psychiatric Solutions, Inc.*	7,320	245,586
RadNet, Inc.(a)*	8,150	19,560
RehabCare Group, Inc.*	4,200	84,924
Res-Care, Inc.*	10,700	141,989
Select Medical Holdings Corp.*	1,784	13,737
Skilled Healthcare Group, Inc., Class A*	2,400	9,432
SRI/Surgical Express, Inc.(a)*	1,100	3,190
Sun Healthcare Group, Inc.*	12,462	105,553
Sunrise Senior Living, Inc.*	8,300	28,469
The Ensign Group, Inc.	4,200	75,390
Triple-S Management Corp., Class B*	3,809	64,182
U.S. Physical Therapy, Inc.*	2,650	44,308
Universal American Corp.	14,550	214,612
WellCare Health Plans, Inc.(a)*	8,500	246,160
		8,249,163
Health Care Technology — 0.7%
A.D.A.M., Inc.(a)*	1,200	7,608
Arrhythmia Research Technology, Inc.(a)	200	1,210
Athenahealth, Inc.(a)*	5,000	165,100
Computer Programs & Systems, Inc.(a)	2,300	97,911
HealthStream, Inc.(a)*	5,236	27,856
MedAssets, Inc.(a)*	11,009	231,629
Medidata Solutions, Inc.*	4,403	84,538
MedQuist, Inc.(a)*	5,740	50,282
Merge Healthcare, Inc.*	12,632	36,633
Omnicell, Inc.*	7,300	95,484
Quality Systems, Inc.(a)	11,355	752,950
Transcend Services, Inc.(a)*	1,588	24,217
Vital Images, Inc.*	3,400	44,982
		1,620,400
Hotels, Restaurants & Leisure — 3.0%
AFC Enterprises, Inc.*	4,200	52,080
Ambassadors Group, Inc.(a)	4,300	48,762
Ambassadors International, Inc.(a)*	262	478
Ameristar Casinos, Inc.	12,900	225,105
Ante5, Inc.(a)*	2,059	494
Benihana, Inc.*	2,300	17,457
Benihana, Inc., Class A*	1,150	8,913
Biglari Holdings, Inc.(a)*	320	105,168
BJ's Restaurants, Inc.(a)*	8,000	225,280
Bluegreen Corp.*	7,100	19,809
Bob Evans Farms, Inc.	7,000	196,490
Boyd Gaming Corp.*	12,100	87,725
Brinker International, Inc.	16,410	309,493
Buffalo Wild Wings, Inc.*	4,000	191,560
California Pizza Kitchen, Inc.*	5,450	92,977
Caribou Coffee Co., Inc.(a)*	4,438	46,155
Carrols Restaurant Group, Inc.*	8,600	45,580
CEC Entertainment, Inc.*	5,150	176,799
Churchill Downs, Inc.(a)	3,300	117,876
Cosi, Inc.(a)*	5,389	4,678
Cracker Barrel Old Country Store, Inc.	5,000	253,800
DineEquity, Inc.*	3,900	175,422
Domino's Pizza, Inc.(a)*	12,753	168,595
Dover Downs Gaming & Entertainment, Inc.	3,400	11,560
Dover Motorsports, Inc.*	4,000	7,320
Einstein Noah Restaurant Group, Inc.(a)*	3,600	38,160
Empire Resorts, Inc.(a)*	4,700	5,217
Famous Dave's Of America, Inc.(a)*	2,145	20,399
Full House Resorts, Inc.(a)*	4,300	13,502
Gaming Partners International Corp.(a)	1,300	7,683
Gaylord Entertainment Co.*	9,022	275,171
Great Wolf Resorts, Inc.*	8,725	16,577
International Speedway Corp., Class A	4,998	121,951
Interval Leisure Group, Inc.*	10,800	145,476
Isle of Capri Casinos, Inc.(a)*	7,000	50,120
J. Alexander's Corp.*	800	3,336
Jack in the Box, Inc.*	14,400	308,736
Jamba, Inc.*	8,400	18,396
Kona Grill, Inc.*	1,540	5,313
Krispy Kreme Doughnuts, Inc.(a)*	10,100	46,258
Lakes Entertainment, Inc.*	4,300	7,396
Landry's Restaurants, Inc.*	4,400	107,756
Life Time Fitness, Inc.(a)*	8,900	351,283
Luby's, Inc.*	7,260	34,993
McCormick & Schmick's Seafood Restaurants, Inc.(a)*	2,480	19,294
Monarch Casino & Resort, Inc.*	3,600	40,356
Morgans Hotel Group Co.*	6,600	48,312
Morton's Restaurant Group, Inc.(a)*	3,100	15,159
MTR Gaming Group, Inc.*	6,300	11,277
Multimedia Games, Inc.(a)*	6,030	22,311
Nathan's Famous, Inc.*	1,385	22,160
Nevada Gold & Casinos, Inc.*	1,712	1,763
O'Charleys, Inc.(a)*	4,820	34,656
Orient-Express Hotels Ltd.(a)*	14,500	161,675
P.F. Chang's China Bistro, Inc.	5,870	271,194
Papa John's International, Inc.*	6,315	166,590
Peet's Coffee & Tea, Inc.(a)*	2,900	99,267
Pinnacle Entertainment, Inc.*	12,199	136,019
PokerTek, Inc.(a)*	1,700	1,020
Premier Exhibitions, Inc.*	6,300	10,899
Red Lion Hotels Corp.*	4,500	33,480
Red Robin Gourmet Burgers, Inc.(a)*	3,300	64,713

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Rick's Cabaret International, Inc.(a)*	2,209	$16,082
Ruby Tuesday, Inc.*	11,278	133,870
Ruth's Hospitality Group, Inc.(a)*	8,054	32,297
Scientific Games Corp., Class A*	10,163	98,581
Shuffle Master, Inc.*	10,162	85,462
Silverleaf Resorts, Inc.(a)*	6,633	6,898
Sonic Corp.*	13,575	109,686
Speedway Motorsports, Inc.(a)	10,200	159,936
Texas Roadhouse, Inc., Class A*	15,300	215,118
The Cheesecake Factory, Inc.(a)*	13,476	356,710
The Marcus Corp.	4,500	53,325
Town Sports International Holdings, Inc.(a)*	8,000	21,920
Vail Resorts, Inc.*	8,330	312,542
VCG Holding Corp.(a)*	3,700	6,808
		6,936,679
Household Durables — 1.0%
American Greetings Corp., Class A(a)	9,420	175,118
Bassett Furniture Industries, Inc.*	2,600	12,818
Beazer Homes USA, Inc.(a)*	12,515	51,687
Blyth, Inc.(a)	2,000	82,480
Brookfield Homes Corp.*	4,900	40,131
California Coastal Communities, Inc.(a)*	1,800	1,512
Cavco Industries, Inc.*	1,100	39,501
Craftmade International, Inc.(a)*	400	2,080
CSS Industries, Inc.	2,100	36,309
Dixie Group, Inc.(a)*	2,300	6,969
Emerson Radio Corp.	1,300	2,925
Ethan Allen Interiors, Inc.	7,100	123,966
Furniture Brands International, Inc.(a)*	11,300	60,794
Helen of Troy Ltd.*	5,200	131,508
Hooker Furniture Corp.(a)	2,500	29,075
Hovnanian Enterprises, Inc., Class A(a)*	10,700	42,051
iRobot Corp.(a)*	5,000	92,850
KB Home	14,100	159,753
Kid Brands, Inc.*	5,342	45,941
La-Z-Boy, Inc.*	11,200	94,528
Libbey, Inc.*	3,650	48,071
Lifetime Brands, Inc.*	3,200	48,320
M.D.C. Holdings, Inc.(a)	9,467	274,827
M/I Homes, Inc.(a)*	2,200	22,814
Meritage Homes Corp.*	5,706	111,952
National Presto Industries, Inc.(a)	1,000	106,470
NIVS IntelliMedia Technology Group, Inc.*	1,100	2,354
Orleans Homebuilders, Inc.*	4,953	619
Palm Harbor Homes, Inc.*	4,600	7,314
Ryland Group, Inc.	9,600	172,032
Sealy Corp.(a)*	29,400	71,736
Skyline Corp.(a)	1,200	24,312
Standard Pacific Corp.(a)*	16,200	64,314
Stanley Furniture Co., Inc.*	701	2,411
Universal Electronics, Inc.*	2,800	58,380
		2,247,922
Household Products — 0.2%
Central Garden and Pet Co.*	5,300	54,749
Central Garden and Pet Co., Class A*	8,400	87,024
Spectrum Brands Holdings, Inc.*	4,761	129,404
WD-40 Co.	5,000	190,100
		461,277
Independent Power Producers & Energy Traders — 0.2%
Ormat Technologies, Inc.	8,635	251,883
RRI Energy, Inc.*	56,478	200,497
		452,380
Industrial Conglomerates — 0.2%
Otter Tail Corp.(a)	7,214	147,093
Raven Industries, Inc.(a)	3,600	136,404
Standex International Corp.	2,700	65,313
Tredegar Corp.	8,700	165,126
United Capital Corp.(a)*	1,250	30,413
		544,349
Insurance — 3.0%
21st Century Holding Co.(a)	1,000	3,490
Affirmative Insurance Holdings, Inc.(a)*	3,262	11,743
American Equity Investment Life Holding Co.	12,000	122,880
American Physicians Capital, Inc.	2,599	107,755
American Safety Insurance Holdings Ltd.*	1,200	19,608
Amerisafe, Inc.*	3,800	71,364
Amtrust Financial Services, Inc.(a)	11,278	163,757
Argo Group International Holdings Ltd.	6,164	214,137
Baldwin & Lyons, Inc., Class B(a)	1,300	33,085
Citizens, Inc., Class A(a)*	10,658	73,434
CNA Surety Corp.*	10,600	189,952
CNO Financial Group, Inc.(a)*	50,174	277,964
Crawford & Co., Class A*	800	1,632
Crawford & Co., Class B(a)*	1,300	3,159
Delphi Financial Group, Inc., Class S	9,225	230,533
Donegal Group, Inc., Class A	4,648	60,749
Eastern Insurance Holdings, Inc.	1,700	17,731
eHealth, Inc.(a)*	3,982	51,447
EMC Insurance Group, Inc.(a)	3,800	81,016
Employers Holdings, Inc.	7,633	120,372
Enstar Group Ltd.(a)*	1,634	118,628
FBL Financial Group, Inc., Class A	6,500	168,870
First Acceptance Corp.*	15,539	26,261
First Mercury Financial Corp.	2,635	26,561
Flagstone Reinsurance Holdings SA	14,957	158,694
FPIC Insurance Group, Inc.(a)*	3,900	136,851
Global Indemnity PLC*	3,062	49,145
Greenlight Capital Re Ltd., Class A(a)*	5,316	133,006
Hallmark Financial Services*	5,700	49,818
Harleysville Group, Inc.(a)	6,800	222,972
Hilltop Holdings, Inc.(a)*	9,340	89,477
Horace Mann Educators Corp.	8,800	156,464
Independence Holding Co.	3,200	22,896
Infinity Property & Casualty Corp.	4,300	209,711
Maiden Holdings Ltd.	12,688	96,556
MBIA, Inc.*	36,900	370,845
Meadowbrook Insurance Group, Inc.	13,262	118,960
Mercer Insurance Group, Inc.	1,100	19,580
Montpelier Re Holdings Ltd.	14,172	245,459
National Financial Partners Corp.(a)*	6,700	84,889
National Interstate Corp.(a)	4,200	91,434
Navigators Group, Inc.*	3,600	160,668
NYMAGIC, Inc.(a)	1,100	28,237
OneBeacon Insurance Group Ltd.	4,300	61,447
PMA Capital Corp., Class A*	6,100	45,994
Presidential Life Corp.	5,600	54,880
ProAssurance Corp.*	2,784	160,331
Protective Life Corp.	13,653	297,089
RLI Corp.(a)	5,800	328,396
Safety Insurance Group, Inc.	3,900	163,878
SeaBright Insurance Holdings, Inc.	4,800	38,688
Selective Insurance Group	13,800	224,802
State Auto Financial Corp.	9,900	150,579

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Stewart Information Services Corp.	2,900	$32,828
The Phoenix Companies, Inc.(a)*	18,100	38,010
Tower Group, Inc.	7,627	178,090
Unico American Corp.	1,700	15,317
United Fire & Casualty Co.	6,100	129,381
Unitrin, Inc.	11,554	281,802
Universal Insurance Holdings, Inc.(a)	8,650	38,839
		6,882,141
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A(a)*	5,700	10,773
Blue Nile, Inc.(a)*	2,776	123,504
dELiA*s, Inc.(a)*	5,186	9,802
Drugstore.Com, Inc.(a)*	23,024	44,206
Gaiam, Inc., Class A(a)	2,400	16,056
Hollywood Media Corp.(a)*	15,000	18,450
HSN, Inc.(a)*	10,300	307,970
NutriSystem, Inc.(a)	5,687	109,418
Orbitz Worldwide, Inc.*	17,180	108,234
Overstock.com, Inc.(a)*	4,600	72,312
PetMed Express, Inc.(a)	8,500	148,750
Shutterfly, Inc.*	5,210	135,408
Stamps.com, Inc.*	4,050	52,650
US Auto Parts Network, Inc.(a)*	6,100	50,020
Valuevision Media, Inc., Class A*	4,200	7,896
		1,215,449
Internet Software & Services — 2.0%
Art Technology Group, Inc.*	34,914	144,195
comScore, Inc.*	5,835	137,239
Constant Contact, Inc.(a)*	4,879	104,557
DealerTrack Holdings, Inc.(a)*	8,700	148,596
Dice Holdings, Inc.*	10,900	92,432
Digital River, Inc.*	8,400	285,936
DivX, Inc.*	5,600	53,368
Earthlink, Inc.(a)	24,400	221,796
EDGAR Online, Inc.(a)*	6,200	7,750
GSI Commerce, Inc.(a)*	8,539	210,913
Imergent, Inc.	2,700	13,338
Infospace, Inc.*	7,200	62,352
Innodata Isogen, Inc.*	5,684	15,688
Internap Network Services Corp.(a)*	11,700	57,447
Internet Brands, Inc., Class A(a)*	7,728	102,628
Internet Capital Group, Inc.*	8,600	94,858
Ipass, Inc.(a)*	14,400	17,568
j2 Global Communications, Inc.(a)*	9,900	235,521
Keynote Systems, Inc.(a)	3,280	38,114
KIT Digital, Inc.(a)*	4,033	48,356
Limelight Networks, Inc.*	18,761	110,315
Liquidity Services, Inc.(a)*	6,300	100,863
LogMeIn, Inc.(a)*	4,069	146,403
Looksmart Ltd.*	3,800	7,676
LoopNet, Inc.(a)*	13,200	156,288
Marchex, Inc., Class B	6,755	36,815
ModusLink Global Solutions, Inc.*	10,390	65,976
Move, Inc.(a)*	34,500	76,935
NIC, Inc.	15,000	124,350
Onvia, Inc.*	1,000	3,050
OpenTable, Inc.(a)*	3,152	214,588
Openwave Systems, Inc.*	18,733	31,846
Perficient, Inc.*	7,000	63,980
RealNetworks, Inc.(a)*	30,400	99,104
Reis, Inc.*	2,638	17,094
Saba Software, Inc.*	6,949	37,803
SAVVIS, Inc.(a)*	8,100	170,748
Soundbite Communications, Inc.(a)*	700	1,890
Spark Networks, Inc.(a)*	6,600	21,318
support.com, Inc.(a)*	11,250	51,525
TechTarget, Inc.(a)*	6,322	33,190
Terremark Worldwide, Inc.(a)*	20,600	213,004
The Knot, Inc.(a)*	6,500	59,345
TheStreet.com, Inc.	7,200	20,232
Tower Automotive, Inc.(b)	6,500	—
Track Data Corp.*	12	1,110
Travelzoo, Inc.*	3,225	83,076
United Online, Inc.	35,156	201,092
Valueclick, Inc.(a)*	15,540	203,263
Vocus, Inc.(a)*	4,300	79,464
Web.com Group, Inc.*	6,313	34,721
Zix Corp.(a)*	13,620	38,681
		4,598,397
IT Services — 2.4%
Acorn Factor, Inc.*	1,500	7,710
Acxiom Corp.*	17,600	279,136
CACI International, Inc., Class A*	6,100	276,086
Cass Information Systems, Inc.	1,000	34,310
China Information Technology, Inc.(a)*	9,371	45,637
Ciber, Inc.*	11,900	35,819
Computer Task Group, Inc.(a)*	3,700	28,268
Convergys Corp.*	23,525	245,836
CSG Systems International, Inc.*	10,600	193,238
Edgewater Technology, Inc.*	2,300	6,256
eLoyalty Corp.*	1,512	10,584
Euronet Worldwide, Inc.*	11,300	203,287
ExlService Holdings, Inc.*	6,500	126,425
Forrester Research, Inc.*	5,200	172,016
Global Cash Access Holdings, Inc.*	21,692	88,503
Hackett Group, Inc.*	8,900	36,757
Heartland Payment Systems, Inc.(a)	6,400	97,408
iGate Corp.	12,235	221,943
Integral Systems, Inc.(a)*	4,000	29,520
INX, Inc.*	700	3,605
Lionbridge Technologies*	13,100	56,330
Mantech International Corp., Class A*	3,600	142,560
Mastech Holdings, Inc.(a)*	849	2,547
MAXIMUS, Inc.	4,400	270,952
MoneyGram International, Inc.(a)*	12,400	30,256
NCI, Inc., Class A*	1,800	34,056
NeuStar, Inc., Class A*	12,036	299,215
Online Resources Corp.*	6,600	29,304
Rainmaker Systems, Inc.*	4,500	5,850
RightNow Technologies, Inc.*	8,163	160,811
Sapient Corp.	28,600	342,342
SRA International, Inc., Class A*	9,500	187,340
StarTek, Inc.*	3,323	13,890
Stream Global Services, Inc.*	300	1,215
Syntel, Inc.(a)	9,300	413,850
TechTeam Global, Inc.(a)*	1,700	11,883
TeleTech Holdings, Inc.*	13,200	195,888
Tier Technologies, Inc., Class B*	3,900	21,606
TNS, Inc.*	4,600	77,970
Unisys Corp.*	6,370	177,723
VeriFone Holdings, Inc.*	13,500	419,445
Virtusa Corp.(a)*	7,876	76,319
WPCS International, Inc.*	1,000	3,380
Wright Express Corp.*	8,700	310,677
		5,427,753

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure Equipment & Products — 0.8%
Aldila, Inc.*	1,930	$8,222
Arctic Cat, Inc.*	1,340	13,735
Brunswick Corp.(a)	15,000	228,300
Callaway Golf Co.(a)	14,500	101,500
Cybex International, Inc.*	4,100	6,478
Eastman Kodak Co.*	47,131	197,950
Escalade, Inc.(a)*	1,950	9,380
GameTech International, Inc.*	2,100	754
Jakks Pacific, Inc.*	6,200	109,368
Johnson Outdoors, Inc., Class A*	1,000	12,820
Leapfrog Enterprises, Inc.(a)*	8,100	44,388
Marine Products Corp.(a)*	8,200	50,348
Nautilus, Inc.*	6,900	9,177
Polaris Industries, Inc.(a)	8,500	553,350
Pool Corp.	9,900	198,693
RC2 Corp.*	3,900	81,705
Smith & Wesson Holding Corp.*	8,700	30,972
Steinway Musical Instruments*	1,800	30,996
Sturm Ruger & Co., Inc.	6,513	88,837
		1,776,973
Life Sciences Tools & Services — 0.6%
Accelrys, Inc.*	13,277	92,408
Affymetrix, Inc.(a)*	15,851	72,281
Albany Molecular Research, Inc.*	7,100	45,298
Arrowhead Research Corp.*	5,800	6,090
BioClinica, Inc.*	3,200	11,392
Caliper Life Sciences, Inc.(a)*	10,921	43,575
Cambrex Corp.*	7,100	30,175
CombiMatrix Corp.(a)*	502	1,129
Dionex Corp.*	4,000	345,760
Enzo Biochem, Inc.(a)*	8,067	30,655
eResearchTechnology, Inc.*	11,450	85,646
Harvard Bioscience, Inc.(a)*	7,581	28,808
Helicos BioSciences Corp.(a)*	8,800	4,233
Kendle International, Inc.*	3,000	27,960
Luminex Corp.(a)*	8,700	139,200
Medtox Scientific, Inc.*	3,300	38,379
Parexel International Corp.*	12,400	286,812
Sequenom, Inc.(a)*	13,133	92,062
SeraCare Life Sciences, Inc.*	3,373	12,345
Strategic Diagnostics, Inc.*	7,150	11,726
		1,405,934
Machinery — 3.1%
3D Systems Corp.(a)*	5,100	80,121
Actuant Corp., Class A	12,900	296,184
Alamo Group, Inc.	2,000	44,660
Albany International Corp., Class A(a)	6,000	113,520
Altra Holdings, Inc.*	5,400	79,542
American Railcar Industries, Inc.*	5,900	92,512
Ampco-Pittsburgh Corp.	2,200	54,604
Astec Industries, Inc.(a)*	5,000	142,650
Badger Meter, Inc.	3,000	121,440
Baldwin Technology Co., Class A*	2,900	3,538
Barnes Group, Inc.(a)	12,100	212,839
Blount International, Inc.*	10,700	136,211
Briggs & Stratton Corp.(a)	11,900	226,219
Cascade Corp.(a)	2,400	76,320
Chart Industries, Inc.*	6,200	126,232
CIRCOR International, Inc.	3,400	107,440
CLARCOR, Inc.	29	1,120
Colfax Corp.(a)*	9,063	134,767
Columbus McKinnon Corp.*	3,900	64,701
Commercial Vehicle Group, Inc.*	5,000	50,900
Dynamic Materials Corp.(a)	2,800	42,308
Energy Recovery, Inc.(a)*	8,000	28,720
EnPro Industries, Inc.*	4,600	143,888
ESCO Technologies, Inc.(a)	5,700	189,582
Federal Signal Corp.(a)	10,659	57,452
Flanders Corp.*	5,805	17,705
Flow International Corp.(a)*	10,779	28,349
FreightCar America, Inc.(a)	2,400	59,040
Graco, Inc.(a)	7,196	228,329
Graham Corp.	1,500	23,280
Greenbrier Cos., Inc.(a)*	3,700	57,683
Hardinge, Inc.(a)	2,400	18,384
Hurco Cos., Inc.(a)*	1,000	18,070
John Bean Technologies Corp.	5,027	80,985
Kadant, Inc.*	3,400	64,294
Kaydon Corp.	6,200	214,520
Key Technology, Inc.*	1,100	14,212
LB Foster Co., Class A*	1,200	34,728
Lindsay Corp.(a)	2,500	108,300
Lydall, Inc.*	2,900	21,344
Manitex International, Inc.*	1,300	3,107
Manitowoc Co., Inc.(a)	26,228	317,621
Met-Pro Corp.(a)	4,417	44,567
Mfri, Inc.(a)*	1,900	12,977
Middleby Corp.*	4,140	262,435
Miller Industries, Inc.	2,200	29,766
Mueller Industries, Inc.	8,400	222,516
Mueller Water Products, Inc., Class A	24,600	74,292
NACCO Industries, Inc., Class A	1,000	87,390
NN, Inc.*	3,000	24,750
Omega Flex, Inc.(a)	1,500	21,420
PMFG, Inc.*	2,118	36,112
Portec Rail Products, Inc.	2,000	23,240
RBC Bearings, Inc.*	4,700	159,706
Robbins & Myers, Inc.	7,837	209,875
Sauer-Danfoss, Inc.(a)*	10,900	232,061
Sun Hydraulics Corp.(a)	3,800	107,122
Supreme Industries, Inc., Class A*	1,197	2,669
Tecumseh Products Co., Class A(a)*	2,100	24,087
Tennant Co.	4,100	126,690
The Gorman-Rupp Co.(a)	3,125	86,125
Titan International, Inc.(a)	8,474	114,992
Toro Co.(a)	6,900	387,987
Trimas Corp.(a)*	10,000	148,500
Trinity Industries, Inc.(a)	15,200	338,504
Twin Disc, Inc.	2,200	30,690
Wabash National Corp.*	8,200	66,338
Watts Water Technologies, Inc., Class A	7,500	255,375
Xerium Technologies, Inc.*	470	6,195
		7,073,802
Marine — 0.3%
Alexander & Baldwin, Inc.	7,722	269,035
American Commercial Lines, Inc.(a)*	2,850	79,458
Eagle Bulk Shipping, Inc.(a)*	10,600	55,332
Excel Maritime Carriers Ltd.(a)*	14,478	81,366
Genco Shipping & Trading Ltd.(a)*	5,100	81,294
Horizon Lines, Inc., Class A	10,600	44,520
International Shipholding Corp.(a)	100	2,824
		613,829
Media — 1.7%
4Kids Entertainment, Inc.*	2,900	1,537
AH Belo Corp., Class A*	4,580	32,381
Alloy, Inc.*	3,420	33,208

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Arbitron, Inc.	5,900	$165,023
Ascent Media Corp., Class A(a)*	2,061	55,049
Atrinsic, Inc.(a)*	2,163	1,038
Ballantyne of Omaha, Inc.*	3,464	29,964
Beasley Broadcasting Group, Inc., Class A*	1,657	8,765
Belo Corp., Class A*	19,900	123,380
Carmike Cinemas, Inc.(a)*	2,800	24,416
Cinemark Holdings, Inc.	16,400	264,040
CKX, Inc.(a)*	17,076	83,672
Crown Media Holdings, Inc., Class A(a)*	17,800	42,542
Cumulus Media, Inc., Class A(a)*	6,400	17,984
Dolan Media Co.(a)*	5,200	59,124
EDCI Holdings, Inc.	1,485	5,034
Entercom Communications Corp., Class A*	5,260	41,344
Entravision Communications Corp.*	9,100	18,109
EW Scripps Co., Class A(a)*	7,856	61,905
Fisher Communications, Inc.*	1,100	19,173
Global Traffic Network, Inc.*	2,000	10,060
Gray Television, Inc.(a)*	6,176	12,414
Harris Interactive, Inc.*	14,810	13,921
Harte-Hanks, Inc.	19,600	228,732
Here Media, Inc.(b)	499	—
Here Media, Inc., Special Shares(a),(b)	499	—
Journal Communications, Inc., Class A*	10,000	45,100
Knology, Inc.*	9,095	122,146
Lee Enterprises, Inc.(a)*	8,463	22,681
Liberty Media Corp. - Capital, Series A*	413	21,501
Lin TV Corp., Class A*	6,700	29,748
Live Nation Entertainment, Inc.(a)*	15,700	155,116
LodgeNet Interactive Corp.(a)*	6,600	18,480
Madison Square Garden, Inc., Class A*	11,822	249,208
Martha Stewart Living Omnimedia, Class A(a)*	5,600	26,544
Media General, Inc., Class A(a)*	5,000	44,800
Mediacom Communications Corp., Class A(a)*	13,700	90,557
Meredith Corp.(a)	7,300	243,163
National CineMedia, Inc.	10,565	189,113
Navarre Corp.(a)*	5,272	13,707
New Frontier Media, Inc.(a)*	7,900	14,062
Nexstar Broadcasting Group, Inc., Class A*	2,098	10,805
Outdoor Channel Holdings, Inc.(a)*	9,100	50,323
Playboy Enterprises, Inc., Class B(a)*	5,900	30,326
Primedia, Inc.(a)	14,700	55,860
Radio One, Inc.(a)*	6,700	5,897
Rentrak Corp.(a)*	1,900	48,013
Saga Communications, Inc.*	837	16,991
Salem Communications Corp., Class A*	3,500	10,395
Scholastic Corp.	8,100	225,342
Sinclair Broadcast Group, Inc., Class A(a)*	10,500	73,710
The McClatchy Co., Class A(a)*	9,500	37,335
The New York Times Co., Class A(a)*	24,517	189,762
Valassis Communications, Inc.*	10,800	366,012
Warner Music Group Corp.(a)*	27,900	125,550
World Wrestling Entertainment, Inc., Class A(a)	4,600	63,986
Xanadoo Co.*	10	5,250
		3,954,298
Metals & Mining — 1.8%
A.M. Castle & Co.*	5,100	67,575
Allied Nevada Gold Corp.*	14,855	393,657
AMCOL International Corp.(a)	6,800	178,092
Brush Engineered Materials, Inc.*	4,600	130,824
Capital Gold Corp.*	6,296	30,410
Carpenter Technology Corp.	8,800	296,648
Century Aluminum Co.(a)*	15,700	206,769
Coeur d'Alene Mines Corp.*	17,558	349,755
Commercial Metals Co.	24,000	347,760
Friedman Industries(a)	700	4,760
General Moly, Inc.*	13,500	49,410
Globe Specialty Metals, Inc.*	13,922	195,465
Haynes International, Inc.	2,200	76,824
Hecla Mining Co.(a)*	48,649	307,462
Horsehead Holding Corp.*	6,974	68,833
Kaiser Aluminum Corp.(a)	4,533	193,967
Mines Management, Inc.(a)*	8,088	17,794
Olympic Steel, Inc.(a)	2,400	55,176
RTI International Metals, Inc.*	5,200	159,224
Schnitzer Steel Industries, Inc., Class A(a)	4,145	200,121
Solitario Exploration & Royalty Corp.(a)*	1,000	2,290
Stillwater Mining Co.*	21,000	353,640
Universal Stainless & Alloy*	1,400	34,384
US Gold Corp.*	22,109	109,882
Worthington Industries, Inc.(a)	17,700	266,031
		4,096,753
Multi-Utilities — 0.4%
Avista Corp.	12,400	258,912
Black Hills Corp.(a)	7,800	243,360
CH Energy Group, Inc.	3,800	167,808
NorthWestern Corp.	8,500	242,250
		912,330
Multiline Retail — 0.5%
99 Cents Only Stores*	13,200	249,216
Dillard's, Inc., Class A(a)	14,700	347,508
Duckwall-ALCO Stores, Inc.*	200	2,612
Fred's, Inc.(a)	8,987	106,047
Retail Ventures, Inc.*	9,900	106,524
Saks, Inc.(a)*	28,976	249,194
The Bon-Ton Stores, Inc.*	2,700	27,459
Tuesday Morning Corp.(a)*	9,403	44,852
		1,133,412
Office Electronics — 0.1%
Zebra Technologies Corp., Class A*	9,827	330,580
Oil, Gas & Consumable Fuels — 3.6%
Abraxas Petroleum Corp.*	19,200	54,528
Adams Resources & Energy, Inc.	900	15,975
Alon USA Energy, Inc.(a)	10,500	56,700
American Oil & Gas, Inc.*	12,900	104,490
Approach Resources, Inc.*	3,128	34,971
ATP Oil & Gas Corp.(a)*	9,600	131,040
Berry Petroleum Co., Class A(a)	10,572	335,450
Bill Barrett Corp.(a)*	8,600	309,600
BioFuel Energy Corp.(a)*	3,000	6,000
BPZ Resources, Inc.(a)*	19,300	73,919
Brigham Exploration Co.(a)*	10,266	192,487
Callon Petroleum Co.*	5,200	25,740
Cano Petroleum, Inc.(a)*	9,900	4,010
Carrizo Oil & Gas, Inc.(a)*	6,200	148,428
Cheniere Energy, Inc.(a)*	11,400	28,728
Clayton Williams Energy, Inc.*	2,100	106,239
Clean Energy Fuels Corp.(a)*	4,698	66,759
Comstock Resources, Inc.*	5,200	116,948
Contango Oil & Gas Co.(a)*	3,500	175,560
CREDO Petroleum Corp.(a)*	1,000	8,260
Crosstex Energy, Inc.(a)*	15,460	122,134

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
CVR Energy, Inc.*	15,982	$131,852
Delek US Holdings, Inc.(a)	12,078	86,478
Delta Petroleum Corp.(a)*	33,219	26,130
DHT Holdings, Inc.(a)	7,610	31,429
Double Eagle Petroleum Co.(a)*	1,550	6,820
Energy Partners Ltd.*	7,200	86,472
Evolution Petroleum Corp.*	6,400	38,464
FieldPoint Petroleum Corp.*	1,200	3,696
Frontier Oil Corp.	21,184	283,866
FX Energy, Inc.*	8,650	35,811
General Maritime Corp.(a)	8,996	44,170
GeoMet, Inc.(a)*	4,682	4,035
GeoPetro Resources Co.*	5,700	2,793
Georesources, Inc.*	3,400	54,060
GMX Resources, Inc.(a)*	3,700	17,982
Goodrich Petroleum Corp.*	5,932	86,429
Gran Tierra Energy, Inc.*	43,426	335,249
Green Plains Renewable Energy, Inc.*	5,236	63,408
Gulfport Energy Corp.*	9,638	133,390
Harvest Natural Resources, Inc.(a)*	7,400	77,108
HKN, Inc.(a)*	2,400	8,424
Holly Corp.(a)	10,600	304,750
Houston American Energy Corp.(a)	8,700	87,000
Hyperdynamics Corp.(a)*	5,500	12,980
International Coal Group, Inc.(a)*	40,726	216,662
James River Coal Co.(a)*	5,500	96,415
Kodiak Oil & Gas Corp.(a)*	19,000	64,410
L&L Energy, Inc.(a)*	4,936	39,587
Magnum Hunter Resources Corp.(a)*	8,400	34,776
Mariner Energy, Inc.(a)*	17,265	418,331
McMoRan Exploration Co.*	7,282	125,323
National Coal Corp.*	2,400	2,334
Northern Oil And Gas, Inc.*	9,129	154,645
Overseas Shipholding Group, Inc.	5,212	178,876
Panhandle Oil and Gas, Inc.(a)	900	22,221
Patriot Coal Corp.(a)*	14,500	165,445
Penn Virginia Corp.(a)	7,300	117,092
Petroleum Development Corp.*	3,900	107,640
Petroquest Energy, Inc.(a)*	11,000	66,990
Rentech, Inc.(a)*	13,700	13,508
Rex Energy Corp.(a)*	7,741	99,085
Rosetta Resources, Inc.*	11,700	274,833
SandRidge Energy, Inc.*	32,393	183,992
Ship Finance International Ltd.(a)	14,259	277,052
Stone Energy Corp.*	8,876	130,743
Swift Energy Co.*	6,900	193,752
Syntroleum Corp.(a)*	15,000	28,050
Toreador Resources Corp.*	4,300	48,074
Tri-Valley Corp.(a)*	5,600	3,752
Uranium Energy Corp.(a)*	9,000	29,520
Uranium Resources, Inc.(a)*	11,500	14,375
USEC, Inc.*	21,000	108,990
Vaalco Energy, Inc.*	13,164	75,561
Venoco, Inc.(a)*	10,395	204,054
Voyager Oil & Gas, Inc.*	2,059	7,104
W&T Offshore, Inc.	14,205	150,573
Warren Resources, Inc.(a)*	14,000	55,580
Western Refining, Inc.(a)*	14,723	77,149
Westmoreland Coal Co.(a)*	2,000	19,720
World Fuel Services Corp.(a)	13,200	343,332
		8,230,308
Paper & Forest Products — 0.5%
Buckeye Technologies, Inc.	8,700	127,977
Clearwater Paper Corp.*	1,500	114,120
Deltic Timber Corp.(a)	2,800	125,440
Glatfelter	8,400	102,144
KapStone Paper and Packaging Corp.*	9,200	111,688
Louisiana-Pacific Corp.(a)*	25,600	193,792
Mercer International, Inc.*	5,000	24,450
Neenah Paper, Inc.	3,300	50,160
Schweitzer-Mauduit International, Inc.(a)	3,100	180,761
Verso Paper Corp.*	5,490	15,811
Wausau Paper Corp.*	11,200	92,848
		1,139,191
Personal Products — 0.5%
CCA Industries, Inc.	556	3,002
Elizabeth Arden, Inc.*	10,900	217,891
Inter Parfums, Inc.(a)	6,250	109,938
Mannatech, Inc.*	7,700	15,785
Medifast, Inc.*	3,300	89,529
Natural Alternatives International, Inc.(a)*	1,000	7,910
Natures Sunshine Products, Inc.(a)*	2,700	24,138
Nu Skin Enterprises, Inc., Class A	9,400	270,720
Nutraceutical International Corp.*	2,300	36,087
Parlux Fragrances, Inc.(a)*	5,787	13,021
Physicians Formula Holdings, Inc.*	1,300	3,978
Prestige Brands Holdings, Inc.*	11,200	110,768
Reliv International, Inc.	3,500	7,525
Revlon, Inc., Class A*	9,354	118,047
Schiff Nutrition International, Inc.	2,041	16,736
USANA Health Sciences, Inc.*	3,400	137,224
		1,182,299
Pharmaceuticals — 1.7%
Adolor Corp.(a)*	10,556	11,400
Akorn, Inc.(a)*	20,100	81,204
Alexza Pharmaceuticals, Inc.(a)*	8,251	26,156
Ardea Biosciences, Inc.(a)*	2,933	67,459
ARYx Therapeutics, Inc.*	3,000	1,200
Auxilium Pharmaceuticals, Inc.(a)*	2,928	72,556
AVANIR Pharmaceuticals, Inc., Class A(a)*	16,125	51,439
Biodel, Inc.(a)*	5,200	27,560
BioMimetic Therapeutics, Inc.(a)*	4,848	55,267
BMP Sunstone Corp.(a)*	7,007	53,253
Cadence Pharmaceuticals, Inc.(a)*	10,200	85,170
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	41,426
Columbia Laboratories, Inc.(a)*	10,900	11,881
Corcept Therapeutics, Inc.*	4,500	17,505
CPEX Pharmaceuticals, Inc.(a)*	490	11,285
Cypress Bioscience, Inc.*	8,500	32,725
Depomed, Inc.(a)*	11,500	51,520
Discovery Laboratories, Inc.*	20,272	4,338
Durect Corp.(a)*	16,600	42,164
Emisphere Technologies, Inc.(a)*	6,080	6,992
Harbor BioSciences, Inc.(a)*	4,600	883
Hi-Tech Pharmacal Co., Inc.(a)*	2,678	54,203
Impax Laboratories, Inc.*	11,900	235,620
Inspire Pharmaceuticals, Inc.*	13,850	82,407
ISTA Pharmaceuticals, Inc.*	10,679	43,784
Jazz Pharmaceuticals, Inc.*	7,300	78,329
KV Pharmaceutical Co., Class A(a)*	7,700	18,018
KV Pharmaceutical Co., Class B*	700	1,771
Lannett Co., Inc.(a)*	4,650	21,297
MAP Pharmaceuticals, Inc.*	3,400	52,020
Matrixx Initiatives, Inc.*	2,400	12,240

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Medicis Pharmaceutical Corp., Class A(a)	12,800	$379,520
MiddleBrook Pharmaceuticals, Inc.(a)*	13,473	1,132
Nektar Therapeutics(a)*	16,243	239,909
Neostem, Inc.(a)*	5,427	11,017
Novabay Pharmaceuticals, Inc.*	700	1,239
Obagi Medical Products, Inc.*	3,200	33,600
Optimer Pharmaceuticals, Inc.(a)*	3,722	34,131
Pain Therapeutics, Inc.(a)*	19,800	122,364
Par Pharmaceutical Cos., Inc.*	7,800	226,824
Pozen, Inc.(a)*	6,700	47,436
ProPhase Labs, Inc.(a)*	3,100	3,844
Questcor Pharmaceuticals, Inc.(a)*	14,600	144,832
Repros Therapeutics, Inc.*	2,800	1,042
Salix Pharmaceuticals Ltd.*	11,000	436,920
Santarus, Inc.(a)*	16,900	50,869
Somaxon Pharmaceuticals, Inc.(a)*	2,900	11,281
Sucampo Pharmaceuticals, Inc., Class A(a)*	1,270	4,762
SuperGen, Inc.*	17,300	36,157
The Medicines Co.*	10,600	150,520
Viropharma, Inc.*	25,800	384,678
Vivus, Inc.(a)*	15,600	104,364
XenoPort, Inc.(a)*	5,200	36,972
		3,816,485
Professional Services — 1.4%
Acacia Research - Acacia Technologies*	29,010	510,576
Administaff, Inc.	5,700	153,501
Barrett Business Services, Inc.(a)	2,100	31,899
CBIZ, Inc.(a)*	15,700	93,101
CDI Corp.	3,800	49,096
Competitive Technologies, Inc.(a)*	1,800	2,250
CoStar Group, Inc.(a)*	3,764	183,344
CRA International, Inc.*	2,200	39,710
Diamond Management & Technology Consultants, Inc.(a)	7,300	91,250
Exponent, Inc.*	1,900	63,821
Franklin Covey Co.(a)*	4,000	31,800
GP Strategies Corp.*	3,599	32,715
Heidrick & Struggles International, Inc.	3,700	72,076
Hill International, Inc.*	9,200	41,216
Hudson Highland Group, Inc.*	5,400	18,576
Huron Consulting Group, Inc.*	4,080	89,719
ICF International, Inc.*	3,183	79,798
Kelly Services, Inc., Class A*	6,800	79,764
Kforce, Inc.*	10,079	138,284
Korn/Ferry International*	10,100	167,054
LECG Corp.(a)*	5,600	6,160
National Technical Systems, Inc.	1,400	10,780
Navigant Consulting, Inc.*	13,900	161,657
Odyssey Marine Exploration, Inc.(a)*	10,650	19,596
On Assignment, Inc.*	12,485	65,546
RCM Technologies, Inc.(a)*	2,995	15,095
Resources Connection, Inc.	11,115	152,942
School Specialty, Inc.(a)*	4,200	54,642
Sfn Group, Inc.*	11,700	70,317
SmartPros Ltd.	1,000	2,395
TeamStaff, Inc.*	488	264
The Advisory Board Co.*	3,600	158,940
The Corporate Executive Board Co.	6,893	217,543
Thomas Group, Inc.*	260	537
TrueBlue, Inc.*	11,123	151,829
Volt Information Sciences, Inc.*	4,949	35,633
VSE Corp.(a)	850	29,979
		3,123,405
Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA*	5,967	185,812
Avatar Holdings, Inc.*	1,332	25,414
Consolidated-Tomoka Land Co.(a)	1,100	31,361
Forest City Enterprises, Inc.*	3,178	40,774
Forestar Group, Inc.*	6,734	114,815
Grubb & Ellis Co.(a)*	6,200	7,440
Market Leader, Inc.*	4,700	10,152
Maui Land & Pineapple Co., Inc.*	1,800	8,334
Tejon Ranch Co.*	3,719	80,591
Thomas Properties Group, Inc.(a)*	8,716	31,116
ZipRealty, Inc.*	4,510	13,034
		548,843
Road & Rail — 1.5%
AMERCO, Inc.*	4,600	365,608
Arkansas Best Corp.(a)	5,700	138,111
Avis Budget Group, Inc.(a)*	20,500	238,825
Celadon Group, Inc.*	5,010	69,188
Con-way, Inc.	11,291	349,908
Covenant Transportation Group, Inc., Class A*	1,500	11,205
Dollar Thrifty Automotive Group, Inc.*	4,400	220,616
Frozen Food Express Industries*	5,100	14,127
Genesee & Wyoming, Inc., Class A*	7,225	313,493
Heartland Express, Inc.(a)	23,624	351,289
Knight Transportation, Inc.(a)	20,700	400,131
Marten Transport Ltd.	4,300	99,674
Old Dominion Freight Line, Inc.*	12,528	318,462
P.A.M. Transportation Services, Inc.*	3,196	40,205
Quality Distribution, Inc.(a)*	6,100	38,857
Saia, Inc.*	2,100	31,353
Trailer Bridge, Inc.*	1,400	4,648
Universal Truckload Services, Inc.(a)*	3,300	51,678
USA Truck, Inc.*	1,900	28,462
Werner Enterprises, Inc.(a)	17,675	362,161
YRC Worldwide, Inc.(a)*	8,900	2,225
		3,450,226
Semiconductors & Semiconductor Equipment — 4.3%
Actel Corp.*	5,500	87,725
Advanced Analogic Technologies, Inc.*	9,300	32,643
Advanced Energy Industries, Inc.*	9,400	122,764
Aehr Test Systems*	1,200	1,956
Aetrium, Inc.(a)*	2,200	5,940
Amkor Technology, Inc.(a)*	34,898	229,280
Amtech Systems, Inc.*	2,200	39,512
Anadigics, Inc.*	14,200	86,478
Applied Micro Circuits Corp.*	14,675	146,750
ATMI, Inc.*	7,200	106,992
AuthenTec, Inc.*	3,700	6,142
Axcelis Technologies, Inc.*	4,059	7,834
AXT, Inc.*	12,200	80,764
Brooks Automation, Inc.*	14,274	95,779
Cabot Microelectronics Corp.*	5,200	167,336
Cascade Microtech, Inc.(a)*	3,500	13,195
Cavium Networks, Inc.*	4,688	134,827
Ceva, Inc.(a)*	4,175	59,702
Cirrus Logic, Inc.(a)*	14,700	262,248
Cohu, Inc.	5,200	65,468
Conexant Systems, Inc.(a)*	14,643	24,014
Cymer, Inc.*	8,635	320,186
Cypress Semiconductor Corp.*	26,300	330,854
Diodes, Inc.*	9,250	158,082

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
DSP Group, Inc.*	6,800	$47,600
Entegris, Inc.*	32,288	150,785
Entropic Communications, Inc.(a)*	12,900	123,840
Exar Corp.*	11,669	69,897
Fairchild Semiconductor International, Inc.*	23,600	221,840
FEI Co.*	8,400	164,388
Formfactor, Inc.(a)*	10,700	92,020
FSI International, Inc.(a)*	5,400	14,364
GSI Technology, Inc.(a)*	6,498	37,234
Hittite Microwave Corp.*	6,700	319,255
Ikanos Communications, Inc.(a)*	9,200	10,948
Integrated Device Technology, Inc.*	30,300	177,255
Integrated Silicon Solution, Inc.*	5,884	50,661
International Rectifier Corp.*	14,106	297,496
Intersil Corp., Class A(a)	12,844	150,146
IXYS Corp.*	7,000	66,850
Kopin Corp.(a)*	16,230	57,616
Kulicke & Soffa Industries, Inc.(a)*	12,100	74,899
Lattice Semiconductor Corp.*	32,718	155,410
LTX-Credence Corp.	24,901	52,043
Mattson Technology, Inc.*	14,200	39,050
MEMSIC, Inc.*	1,209	2,962
Micrel, Inc.(a)	15,500	152,830
Microsemi Corp.*	18,291	313,691
Microtune, Inc.*	12,694	36,813
Mindspeed Technologies, Inc.(a)*	6,180	48,019
MIPS Technologies, Inc., Class A(a)*	16,600	161,518
MKS Instruments, Inc.*	11,075	199,128
Monolithic Power Systems, Inc.(a)*	7,600	124,108
MoSys, Inc.(a)*	6,400	31,232
Nanometrics, Inc.(a)*	4,500	67,725
Netlogic Microsystems, Inc.*	8,236	227,149
Omnivision Technologies, Inc.*	11,500	264,960
PDF Solutions, Inc.(a)*	8,100	29,970
Pericom Semiconductor Corp.*	5,500	47,795
Photronics, Inc.(a)*	8,000	42,320
Pixelworks, Inc.*	1,533	5,258
PLX Technology, Inc.(a)*	6,900	24,978
PMC - Sierra, Inc.*	29,360	216,090
Power Integrations, Inc.(a)	6,500	206,635
QuickLogic Corp.(a)*	10,100	51,813
Ramtron International Corp.*	10,700	39,590
RF Micro Devices, Inc.*	51,819	318,169
Rubicon Technology, Inc.(a)*	3,000	68,070
Rudolph Technologies, Inc.*	6,058	50,342
Semtech Corp.*	13,910	280,843
Sigma Designs, Inc.(a)*	5,900	67,791
Silicon Image, Inc.*	16,700	79,826
Spansion, Inc., Class A*	11,302	169,191
Standard Microsystems Corp.*	5,000	114,050
Supertex, Inc.(a)*	2,900	64,148
Teradyne, Inc.(a)*	14,799	164,861
Tessera Technologies, Inc.*	11,500	212,750
Trident Microsystems, Inc.(a)*	14,033	23,996
TriQuint Semiconductor, Inc.*	32,800	314,880
Ultra Clean Holdings*	5,100	43,962
Ultratech, Inc.*	5,300	90,630
Veeco Instruments, Inc.(a)*	6,900	240,603
Volterra Semiconductor Corp.(a)*	5,300	114,056
Zoran Corp.*	14,761	112,774
		9,785,594
Software — 4.7%
ACI Worldwide, Inc.(a)*	7,900	176,881
Actuate Corp.*	14,300	73,645
Adept Technology, Inc.*	1,000	5,840
Advent Software, Inc.*	6,100	318,359
American Software, Inc., Class A	5,100	30,090
ArcSight, Inc.(a)*	5,948	259,095
Ariba, Inc.*	18,950	358,155
AsiaInfo-Linkage, Inc.(a)*	9,700	191,381
Aspen Technology, Inc.(a)*	22,500	233,325
Blackbaud, Inc.(a)	12,954	311,414
Blackboard, Inc.(a)*	7,101	255,920
Bottomline Technologies, Inc.*	5,700	87,552
Bsquare Corp.*	2,300	7,659
Cadence Design Systems, Inc.*	37,500	286,125
Callidus Software, Inc.(a)*	6,600	28,182
Cinedigm Digital Cinema Corp.*	5,800	7,714
Clarus Corp.(a)*	1,900	12,445
Commvault Systems, Inc.*	8,600	223,858
Deltek, Inc.*	10,652	85,323
DemandTec, Inc.(a)*	3,300	31,053
Digimarc Corp.(a)*	1,256	29,466
Dynamics Research Corp.*	2,200	22,616
Ebix, Inc.(a)*	6,251	146,586
Epicor Software Corp.(a)*	21,300	185,310
EPIQ Systems, Inc.(a)	8,450	103,597
ePlus, Inc.(a)*	1,200	25,740
Fair Isaac Corp.(a)	10,900	268,794
FalconStor Software, Inc.(a)*	11,650	35,649
Geeknet, Inc.(a)*	13,500	26,865
Glu Mobile, Inc.(a)*	3,800	5,358
GSE Systems, Inc.*	2,896	9,760
Guidance Software, Inc.*	4,733	27,641
Interactive Intelligence, Inc.(a)*	3,800	66,880
JDA Software Group, Inc.*	8,255	209,347
Kenexa Corp.(a)*	5,100	89,352
Lawson Software, Inc.*	39,500	334,565
Magma Design Automation, Inc.*	11,500	42,550
Manhattan Associates, Inc.*	5,462	160,310
Mentor Graphics Corp.*	20,800	219,856
MicroStrategy, Inc., Class A*	2,101	181,968
Monotype Imaging Holdings, Inc.*	5,900	53,985
Netscout Systems, Inc.*	8,185	167,874
NetSuite, Inc.*	8,530	201,052
Novell, Inc.*	39,382	235,111
Opnet Technologies, Inc.	8,654	157,070
Pegasystems, Inc.(a)	7,828	243,059
Pervasive Software, Inc.(a)*	5,000	24,700
Phoenix Technologies Ltd.(a)*	6,950	27,105
Progress Software Corp.*	9,300	307,830
PROS Holdings, Inc.(a)*	3,840	35,635
QAD, Inc.(a)*	12,200	50,752
Quest Software, Inc.*	24,400	599,996
Radiant Systems, Inc.*	7,100	121,410
Renaissance Learning, Inc.(a)	6,522	66,459
Rosetta Stone, Inc.(a)*	3,485	74,021
S1 Corp.*	16,600	86,486
Scientific Learning Corp.*	6,000	28,140
Simulations Plus, Inc.*	800	2,280
Smith Micro Software, Inc.*	6,500	64,610
Soapstone Networks, Inc.(a)	2,900	39
Sonic Solutions, Inc.(a)*	6,790	77,270
Sourcefire, Inc.(a)*	4,953	142,844
SRS Labs, Inc.*	3,700	34,558
SuccessFactors, Inc.*	8,801	220,993

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Synchronoss Technologies, Inc.*	7,100	$126,451
Take-Two Interactive Software, Inc.*	16,800	170,352
Taleo Corp., Class A*	6,770	196,262
TeleCommunication Systems, Inc., Class A*	9,200	35,972
THQ, Inc.(a)*	11,550	46,431
TIBCO Software, Inc.*	41,462	735,536
TiVo, Inc.(a)*	25,827	233,993
Tyler Technologies, Inc.(a)*	8,205	165,413
Ulticom, Inc.*	2,060	16,315
Ultimate Software Group, Inc.(a)*	5,500	212,520
Unica Corp.*	3,950	82,871
Verint Systems, Inc.*	6,100	180,255
VirnetX Holding Corp.	6,400	93,952
Websense, Inc.*	10,202	180,983
		10,676,811
Specialty Retail — 3.8%
A.C. Moore Arts & Crafts, Inc.*	5,100	11,526
Aaron Rents, Inc.(a)	15,899	293,337
America's Car-Mart, Inc.*	2,516	63,353
AnnTaylor Stores Corp.*	11,800	238,832
Asbury Automotive Group, Inc.*	7,200	101,304
Bakers Footwear Group, Inc.(a)*	400	384
Barnes & Noble, Inc.(a)	12,300	199,383
Bebe Stores, Inc.	20,000	144,200
Big 5 Sporting Goods Corp.(a)	3,688	49,493
Blockbuster, Inc., Class A*	32,000	1,792
Books-A-Million, Inc.(a)	3,928	23,568
Borders Group, Inc.(a)*	9,000	10,710
Boyds Collection Ltd.(a),(b)	10,600	—
Brown Shoe Co., Inc.	9,550	109,538
Build-A-Bear Workshop, Inc.(a)*	3,900	23,595
Cabela's, Inc.(a)*	15,000	284,700
Cache, Inc.*	3,300	16,830
Casual Male Retail Group, Inc.*	7,000	28,560
Charming Shoppes, Inc.(a)*	23,380	82,298
Childrens Place Retail Stores, Inc.*	6,000	292,620
Christopher & Banks Corp.	7,937	62,782
Citi Trends, Inc.(a)*	3,000	72,630
Coldwater Creek, Inc.(a)*	20,488	107,972
Collective Brands, Inc.(a)*	13,100	211,434
Conn's, Inc.(a)*	5,100	23,715
Cost Plus, Inc.(a)*	4,685	19,443
Destination Maternity Corp.(a)*	1,400	46,088
Dress Barn, Inc.*	5,694	135,232
DSW, Inc., Class A*	2,483	71,262
Footstar, Inc.	1,300	507
Friedmans, Inc., Class A(b)	1,600	—
Genesco, Inc.*	4,900	146,412
Golfsmith International Holdings, Inc.(a)*	1,600	4,656
Group 1 Automotive, Inc.(a)*	4,900	146,412
Gymboree Corp.(a)*	6,500	270,010
Haverty Furniture Cos., Inc.(a)	3,600	39,276
hhgregg, Inc.(a)*	7,534	186,542
Hibbett Sports, Inc.(a)*	6,450	160,927
Hot Topic, Inc.(a)	7,575	45,374
Jo-Ann Stores, Inc.(a)*	5,100	227,205
Jos. A. Bank Clothiers, Inc.*	5,212	222,105
Kirkland's, Inc.(a)*	4,300	59,598
Lithia Motors, Inc., Class A	3,531	33,862
Lumber Liquidators Holdings, Inc.(a)*	4,400	108,108
MarineMax, Inc.(a)*	4,100	28,864
Men's Wearhouse, Inc.(a)	8,900	211,731
Midas, Inc.(a)*	3,000	22,830
Monro Muffler, Inc.(a)	4,500	207,495
New York & Co., Inc.*	11,900	30,583
Office Depot, Inc.*	31,888	146,685
OfficeMax, Inc.*	15,300	200,277
Pacific Sunwear Of California(a)*	14,775	77,273
Penske Auto Group, Inc.(a)*	18,700	246,840
PEP Boys-Manny Moe & Jack(a)	11,700	123,786
Pier 1 Imports, Inc.(a)*	34,700	284,193
Rent-A-Center, Inc.	13,202	295,461
Rex Stores Corp.(a)*	1,575	22,822
Sally Beauty Holdings, Inc.(a)*	31,000	347,200
Select Comfort Corp.(a)*	9,800	66,444
Shoe Carnival, Inc.*	2,240	45,293
Sonic Automotive, Inc., Class A*	7,215	70,923
Sport Chalet, Inc.*	800	1,576
Stage Stores, Inc.	8,600	111,800
Stein Mart, Inc.*	8,030	70,905
Systemax, Inc.(a)	7,400	90,872
Talbots, Inc.(a)*	10,590	138,729
Tandy Leather Factory, Inc.(a)	2,200	9,922
The Buckle, Inc.(a)	9,375	248,812
The Cato Corp., Class A	7,100	189,996
The Finish Line, Class A	10,482	145,805
Tractor Supply Co.	8,400	333,144
Trans World Entertainment(a)*	5,400	9,180
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	11,677	340,968
West Marine, Inc.(a)*	4,005	40,691
Wet Seal, Inc.*	20,875	70,766
Zale Corp.(a)*	7,200	15,120
Zumiez, Inc.*	6,000	126,960
		8,751,521
Textiles, Apparel & Luxury Goods — 2.1%
American Apparel, Inc.(a)*	9,500	11,685
Carter's, Inc.*	14,200	373,886
Cherokee, Inc.	1,700	31,008
Columbia Sportswear Co.	8,700	508,428
CROCS, Inc.(a)*	16,300	212,063
Culp, Inc.(a)*	2,400	23,520
Deckers Outdoor Corp.*	7,800	389,688
Delta Apparel, Inc.*	1,100	16,500
Frederick's of Hollywood Group, Inc.*	1,100	880
G-III Apparel Group Ltd.(a)*	3,500	109,830
Heelys, Inc.(a)*	2,200	5,280
Iconix Brand Group, Inc.(a)*	14,400	252,000
Jones Apparel Group, Inc.	18,800	369,232
K-Swiss, Inc., Class A(a)*	5,700	72,675
Kenneth Cole Productions, Inc., Class A*	2,300	38,341
LaCrosse Footwear, Inc.(a)	582	8,037
Lakeland Industries, Inc.*	440	4,026
Liz Claiborne, Inc.(a)*	15,200	92,416
Maidenform Brands, Inc.*	5,100	147,135
Movado Group, Inc.(a)*	4,000	43,520
Oxford Industries, Inc.(a)	3,600	85,608
Perry Ellis International, Inc.*	3,000	65,550
Quiksilver, Inc.*	28,800	112,608
R.G. Barry Corp.	1,900	19,551
Rocky Brands, Inc.(a)*	1,000	7,620
Skechers U.S.A., Inc., Class A(a)*	6,800	159,732
Steven Madden Ltd.*	7,350	301,791
Tandy Brands Accessories, Inc.*	1,300	4,212
The Timberland Co., Class A*	10,360	205,232
True Religion Apparel, Inc.(a)*	5,400	115,236
Under Armour, Inc., Class A(a)*	6,000	270,240
Unifi, Inc.*	13,600	61,336
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
Unifirst Corp.	3,000	$132,450
Volcom, Inc.(a)*	4,900	93,688
Wolverine World Wide, Inc.	11,000	319,110
		4,664,114
Thrifts & Mortgage Finance — 1.8%
Abington Bancorp, Inc.	5,000	52,700
Anchor Bancorp Wisconsin, Inc.(a)*	4,900	3,234
Astoria Financial Corp.(a)	20,600	280,778
Atlantic Coast Federal Corp.(a)*	2,500	4,750
Bank Mutual Corp.(a)	8,663	44,961
BankAtlantic Bancorp, Inc., Class A(a)*	7,704	6,163
BankFinancial Corp.(a)	4,900	44,933
Beneficial Mutual Bancorp, Inc.(a)*	16,344	146,606
Berkshire Hills Bancorp, Inc.(a)	2,400	45,504
BofI Holding, Inc.(a)*	1,700	20,179
Brookline Bancorp, Inc.	14,148	141,197
CFS Bancorp, Inc.	1,800	8,280
Charter Financial Corp.(a)	2,028	16,630
Citizens Community Bancorp, Inc.*	400	1,772
Citizens First Bancorp, Inc.*	1,800	18
Citizens South Banking Corp.(a)	1,200	6,000
Clifton Savings Bancorp, Inc.(a)	3,000	25,800
Danvers Bancorp, Inc.	3,373	51,708
Dime Community Bancshares	10,050	139,192
Doral Financial Corp.*	6,300	10,458
ESSA Bancorp, Inc.(a)	1,900	22,496
Federal Agricultural Mortgage Corp., Class C	1,400	15,148
First Defiance Financial Corp.	1,000	10,080
First Federal Bancshares of Arkansas, Inc.(a)*	500	950
First Federal of Northern Michigan Bancorp, Inc.(a)*	300	720
First Financial Holdings, Inc.(a)	2,800	31,192
First Financial Northwest, Inc.(a)	2,239	8,732
First Financial Service Corp.*	440	2,182
First Pactrust Bancorp, Inc.(a)	200	2,140
First Place Financial Corp.(a)*	2,900	10,962
Flagstar Bancorp, Inc.(a)*	888	1,616
Flushing Financial Corp.	5,100	58,956
HF Financial Corp.(a)	110	1,155
Home Federal Bancorp, Inc.(a)	4,062	49,435
HopFed Bancorp, Inc.(a)	408	3,754
K-Fed Bancorp(a)	2,875	22,684
Kearny Financial Corp.(a)	17,221	152,061
Legacy Bancorp, Inc.	2,500	19,875
Meridian Interstate Bancorp, Inc.*	3,210	33,833
MGIC Investment Corp.*	40,139	370,483
New England Bancshares, Inc.	1,000	7,330
New Hampshire Thrift Bancshares, Inc.	200	2,132
NewAlliance Bancshares, Inc.	33,500	422,770
Northeast Community Bancorp, Inc.	2,200	13,112
Northwest Bancshares, Inc.	27,000	302,130
OceanFirst Financial Corp.	2,752	33,767
Ocwen Financial Corp.*	20,000	202,800
Oritani Financial Corp.(a)	11,552	115,289
Provident Financial Holdings, Inc.	1,000	5,850
Provident Financial Services, Inc.(a)	14,515	179,405
Provident New York Bancorp(a)	10,000	83,900
Pulaski Financial Corp.(a)	1,200	8,280
Radian Group, Inc.	23,900	186,898
Rainier Pacific Financial Group, Inc.*	700	8
Riverview Bancorp, Inc.*	2,760	5,548
Rockville Financial, Inc.(a)	4,671	53,670
Roma Financial Corp.	4,854	51,113
Rome Bancorp, Inc.	1,200	11,208
SI Financial Group, Inc.	2,300	15,525
Territorial Bancorp, Inc.	1,644	27,668
The PMI Group, Inc.*	28,900	106,063
TierOne Corp.*	3,600	29
Timberland Bancorp, Inc.	2,600	10,478
Tree.com, Inc.(a)*	900	5,895
Trustco Bank Corp.(a)	17,234	95,821
United Financial Bancorp, Inc.	3,955	53,432
United Western Bancorp, Inc.*	1,600	656
ViewPoint Financial Group(a)	6,286	58,145
Washington Federal, Inc.	523	7,981
Waterstone Financial, Inc.(a)*	6,900	27,531
Westfield Financial, Inc.	5,000	39,000
		4,002,751
Tobacco — 0.3%
Alliance One International, Inc.(a)*	20,000	83,000
Star Scientific, Inc.(a)*	38,750	81,375
Universal Corp.(a)	5,600	224,504
Vector Group Ltd.(a)	16,707	312,421
		701,300
Trading Companies & Distributors — 1.2%
Aceto Corp.(a)	7,018	47,652
Aircastle Ltd.	15,000	127,200
Applied Industrial Technologies, Inc.	8,925	273,105
Beacon Roofing Supply, Inc.*	10,600	154,442
BlueLinx Holdings, Inc.*	8,300	33,117
DXP Enterprises, Inc.*	2,600	49,348
Empire Resources, Inc.(a)	2,300	8,395
GATX Corp.(a)	8,350	244,822
H&E Equipment Services, Inc.(a)*	8,700	69,339
Houston Wire & Cable Co.(a)	3,600	36,108
Interline Brands, Inc.*	6,600	119,064
Kaman Corp., Class A	5,300	138,913
Lawson Products, Inc.	1,575	24,050
RSC Holdings, Inc.*	16,569	123,605
Rush Enterprises, Inc., Class A*	6,000	92,040
TAL International Group, Inc.(a)	7,400	179,228
Textainer Group Holdings Ltd.(a)	9,100	243,334
Titan Machinery, Inc.*	2,536	41,337
United Rentals, Inc.(a)*	11,200	166,208
Watsco, Inc.	5,300	295,104
WESCO International, Inc.(a)*	8,100	318,249
Willis Lease Finance Corp.(a)*	900	9,099
		2,793,759
Transportation Infrastructure — 0.0%
CAI International, Inc.*	3,100	47,027
Water Utilities — 0.3%
American States Water Co.	3,550	127,019
Artesian Resources Corp., Class A	1,300	24,791
Cadiz, Inc.(a)*	2,500	25,650
California Water Service Group	4,300	158,885
Connecticut Water Service, Inc.(a)	1,900	45,505
Consolidated Water Co., Ltd.	1,755	16,638
Middlesex Water Co.(a)	2,337	39,355
SJW Corp.(a)	4,400	108,372
York Water Co.(a)	1,271	20,374
		566,589
Wireless Telecommunication Services — 0.4%
FiberTower Corp.*	7,691	32,610

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services (Continued)
Leap Wireless International, Inc.*	14,036	$173,345
NTELOS Holdings Corp.	7,869	133,143
Shenandoah Telecommunications Co.(a)	3,814	69,300
Syniverse Holdings, Inc.*	15,400	349,118
USA Mobility, Inc.	4,000	64,120
		821,636
TOTAL COMMON STOCKS
(Identified Cost $240,202,727)		227,427,762

RIGHTS & WARRANTS — 0.0%
Biotechnology — 0.0%
Ligand Pharmaceuticals, expires 12/31/11(b)*	1,800	—
Commercial Banks — 0.0%
Pacific Capital Banc	169,697	—
Construction Materials — 0.0%
U.S. Concrete, Inc., expires 8/31/17*	335	—
U.S. Concrete, Inc., Class A, expires 8/31/17*	335	—
		—
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	130	7
Pharmaceuticals — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 12/31/10*	13,728	480
TOTAL RIGHTS & WARRANTS
(Identified Cost $85,661)		487

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	797,002	797,002
		797,003
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $797,003)		797,003

COLLATERAL FOR SECURITIES ON LOAN — 31.8%
Short Term — 31.8%
State Street Navigator Prime Portfolio	72,547,429	72,547,429
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $72,547,429)		72,547,429

Total Investments — 131.9%
(Identified Cost $313,632,820)#		300,772,681
Liabilities, Less Cash and Other Assets — (31.9%)		(72,735,772)

Net Assets — 100.0%		$228,036,909
____________________

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of September 30, 2010, the market value of the securities on loan was $70,702,543.
(b)	Bankrupt security/delisted.
#
At September 30, 2010 the aggregate cost of investment securities for income tax purposes was $313,632,820. Net unrealized depreciation aggregated $12,860,139 of which $46,806,565 related to appreciated investment securities and $59,666,704 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Small Company Fund

September 30, 2010
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Consumer Discretionary	16.3%
Consumer Staples	3.7%
Energy	5.7%
Financials	13.5%
Health Care	13.6%
Industrials	16.9%
Information Technology	21.0%
Materials	5.5%
Telecommunication Services	1.1%
Utilities	2.7%
Total	100.0%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.0%
Australia — 6.6%
Alumina Ltd.	114,754	$200,757
Amcor Ltd.	192,720	1,212,640
Asciano Group*	411,050	655,545
Australia & New Zealand Banking Group Ltd.	255,775	5,854,151
Bank of Queensland Ltd.(a)	69,239	749,537
Bendigo and Adelaide Bank Ltd.	74,465	658,563
BlueScope Steel Ltd.	269,613	573,308
Boral Ltd.(a)	149,446	665,901
Caltex Australia Ltd.(a)	54,126	627,262
Crown Ltd.	93,768	760,398
CSR Ltd.(a)	184,052	320,212
Downer EDI Ltd.(a)	14,976	71,217
Fairfax Media Ltd.(a)	279,821	396,225
Goodman Fielder Ltd.	254,361	320,837
Harvey Norman Holdings Ltd.(a)	21,848	79,612
Incitec Pivot Ltd.	240,274	833,730
Insurance Australia Group Ltd.	95,401	335,644
Lend Lease Corp. Ltd.	52,157	383,638
Macquarie Group Ltd.	23,362	818,996
National Australia Bank Ltd.	125,483	3,073,376
OneSteel Ltd.	108,199	306,418
Origin Energy Ltd.	127,261	1,949,615
OZ Minerals Ltd.	83,878	117,960
Primary Health Care Ltd.	47,988	163,267
Qantas Airways Ltd.*	197,873	533,599
Santos Ltd.	48,692	602,880
Sims Metal Management Ltd.(a)	37,942	646,909
Suncorp-Metway Ltd.	204,445	1,778,456
TABCORP Holdings Ltd.	82,583	558,744
Tatts Group Ltd.	76,347	176,366
Washington H Soul Pattinson & Co., Ltd.	11,161	140,779
Wesfarmers Ltd.	200,456	6,372,460
		31,939,002
Austria — 0.1%
Erste Group Bank AG	17,259	691,027

Belgium — 0.7%
Delhaize Group	13,262	961,825
Dexia SA(a)*	7,917	34,882
Fortis	1,826	5,228
KBC Groep NV*	12,340	553,545
Solvay SA	6,554	699,144
UCB SA(a)	31,369	1,086,842
		3,341,466
Canada — 11.1%
Astral Media, Inc.	10,600	398,183
Bank of Montreal(a)	26	1,503
BCE, Inc.(a)	61,530	2,002,162
Canadian Pacific Railway Ltd.	39,365	2,404,980
Canadian Tire Corp., Ltd.	18,300	1,019,137
Canadian Utilities Ltd., Class A	9,200	445,828
CGI Group, Inc.*	17,500	263,461
Empire Co., Ltd., Class A	7,800	417,405
EnCana Corp.(a)	129,651	3,917,630
Ensign Energy Services, Inc.	16,271	199,731
Fairfax Financial Holdings Ltd.	2,700	1,099,524
George Weston Ltd.(a)	7,700	590,840
Goldcorp, Inc.	31,900	1,385,878
Groupe Aeroplan, Inc.	22,400	275,183
Husky Energy, Inc.(a)	34,750	845,024
Industrial Alliance Insurance & Financial Services, Inc.	20,285	623,001
Inmet Mining Corp.	5,844	325,569
Intact Financial Corp.(a)	5,100	226,077
Loblaw Companies Ltd.(a)	14,200	562,673
Lundin Mining Corp.*	8,189	40,909
Magna International, Inc., Class A	25,112	2,060,653
Manitoba Telecom Services, Inc.	2,300	63,083
Manulife Financial Corp.(a)	200,235	2,526,048
New Gold, Inc.*	21,843	146,483
Nexen, Inc.	66,453	1,336,940
Sears Canada, Inc.(a)	6,657	121,636
Sino-Forest Corp.*	22,843	380,532
Sun Life Financial, Inc.(a)	137,842	3,606,479
Suncor Energy, Inc.	191,435	6,232,940
Talisman Energy, Inc.	260,300	4,553,795
Teck Resources Ltd.	100,020	4,113,953
TELUS Corp.	3,000	133,307
TELUS Corp.(a)	17,486	741,145
Thomson Reuters Corp.(a)	106,534	4,004,991
TransAlta Corp.(a)	27,169	579,873
TransCanada Corp.(a)	107,729	3,996,517
Viterra, Inc.*	48,000	418,933
Yamana Gold, Inc.(a)	166,200	1,894,767
		53,956,773
Denmark — 1.2%
A P Moller - Maersk A/S	222	1,855,821
Carlsberg A/S	19,315	2,013,893
Danisco A/S	3,805	339,309
Danske Bank*	59,212	1,428,635
Jyske Bank A/S*	9,528	371,583
		6,009,241
Finland — 1.1%
Kesko Oyj	12,415	582,550
Neste Oil Oyj(a)	10,007	156,338
Outokumpu Oyj	1,652	32,813
Rautaruukki Oyj(a)	8,300	171,535
Stora Enso Oyj, R Shares	166,360	1,644,230
UPM-Kymmene Oyj	153,593	2,631,978
		5,219,444
France — 7.0%
Air France-KLM*	47,558	729,376
AXA SA	259,150	4,530,897
BNP Paribas SA	55,252	3,929,565
Cap Gemini SA	11,658	584,854
Casino Guichard Perrachon SA	8,468	775,295
Cie de Saint-Gobain	43,777	1,947,326
Cie Generale de Geophysique-Veritas, ADR(a)*	9,901	216,238
Ciments Francais SA	2,017	179,774
CNP Assurances	21,364	396,821
Compagnie Generele des Etablissements Michelin, Class B, ADR(a)	19,640	1,494,270
Credit Agricole SA	117,270	1,832,891
Credit Industriel et Commercial(a)	518	90,389
GDF Suez	34,662	1,240,863
Groupe Eurotunnel SA	10,320	87,747
Lafarge SA	36,817	2,108,013
Lagardere SCA	41,545	1,622,911
Natixis*	70,328	402,674
Peugeot SA*	33,510	1,126,759
PPR	13,872	2,245,682
Renault SA*	29,046	1,494,588
Rexel SA*	630	11,281
Safran SA	7,445	209,281
SCOR	14,662	350,389

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Societe Generale	32,515	$1,872,777
Vivendi	171,450	4,686,272
		34,166,933
Germany — 8.1%
Allianz SE	58,451	6,605,749
Bayerische Motoren Werke AG	78,496	5,504,579
Commerzbank AG(a)*	31,290	259,349
Daimler AG*	94,858	6,007,984
Deutsche Bank AG	22,619	1,237,885
Deutsche Bank AG(a)	37,651	2,068,169
Deutsche Lufthansa AG*	50,963	936,875
Deutsche Telekom AG	475,474	6,504,587
E.On AG	50,882	1,500,363
Fraport AG Frankfurt Airport Services Worldwide	1,219	74,133
Hannover Rueckversicherung AG	4,864	223,725
HeidelbergCement AG	6,216	299,555
Muenchener Rueckversicherungs AG	48,420	6,706,472
Salzgitter AG	3,208	207,798
ThyssenKrupp AG	33,370	1,088,160
Volkswagen AG	2,291	252,449
		39,477,832
Greece — 0.1%
Alpha Bank AE*	5,662	35,506
Hellenic Petroleum SA	26,868	202,552
Marfin Investment Group SA*	37,198	40,061
		278,119
Hong Kong — 2.4%
Cheung Kong Holdings Ltd.	92,000	1,393,248
Great Eagle Holdings Ltd.	23,552	71,486
Hang Lung Group Ltd.	4,000	26,112
Henderson Land Development Co., Ltd.	128,000	911,475
Hopewell Holdings Ltd.	55,000	178,280
Hutchison Whampoa Ltd.	656,000	6,117,092
New World Development Co., Ltd.	526,120	1,057,821
Sino Land Co.	14,753	30,499
Sun Hung Kai Properties Ltd.	646	11,132
The Hongkong & Shanghai Hotels Ltd.	68,495	120,414
Tsim Sha Tsui Properties	58,492	180,930
Wharf Holdings Ltd.	80,250	515,083
Wheelock & Co., Ltd.	233,000	776,281
		11,389,853
Ireland — 0.3%
CRH PLC, ADR(a)	72,417	1,205,019
Israel — 0.1%
Bank Hapoalim B.M.*	77,606	355,176
Elbit Systems Ltd.	1,181	62,934
Israel Discount Bank Ltd., Series A*	82,912	164,463
		582,573
Italy — 2.0%
Banca Monte dei Paschi di Siena SpA(a)*	351,512	486,866
Banco Popolare Scarl	18,470	110,537
Fiat SpA	67,320	1,038,882
Intesa Sanpaolo SpA	663,140	2,153,841
Telecom Italia SpA	1,485,160	2,075,261
UniCredit SpA	1,223,630	3,124,377
Unione di Banche Italiane SCPA	95,402	924,704
		9,914,468
Japan — 20.3%
Aeon Co., Ltd.(a)	112,000	1,202,108
Aisin Seiki Co., Ltd.	39,900	1,244,605
Ajinomoto Co., Inc.(a)	107,000	1,047,185
Alfresa Holdings Corp.(a)	3,400	144,993
Amada Co., Ltd.	51,000	349,449
Aoyama Trading Co., Ltd.	7,800	125,951
Aozora Bank Ltd.(a)	147,000	216,591
Asahi Kasei Corp.	81,000	446,334
Asatsu-DK, Inc.(a)	1,100	23,758
Bank of Kyoto Ltd.(a)	45,000	364,938
Bank of Yokohama Ltd.(a)	45,000	210,230
Canon Marketing Japan, Inc.	8,000	110,110
Chiba Bank Ltd.	49,000	285,853
Chugoku Bank Ltd.(a)	24,000	291,806
Chuo Mitsui Trust Holdings, Inc.	59,000	195,771
Citizen Holdings Co., Ltd.(a)	68,900	413,499
Coca-Cola West Co., Ltd.	7,200	121,437
COMSYS Holdings Corp.(a)	9,000	82,475
Cosmo Oil Co., Ltd.	111,000	289,866
Credit Saison Co., Ltd.	18,900	252,664
Dai Nippon Printing Co., Ltd.(a)	119,000	1,452,575
Daicel Chemical Industries Ltd.(a)	45,000	302,947
Daido Steel Co., Ltd.(a)	60,000	291,806
Dainippon Sumitomo Pharma Co., Ltd.(a)	16,700	139,833
Daishi Bank Ltd.	40,000	134,643
Daiwa House Industry Co., Ltd.	35,000	352,180
Daiwa Securities Group, Inc.	227,000	916,375
Denso Corp.(a)	6,600	195,676
Elpida Memory, Inc.(a)*	26,600	305,894
Fuji Heavy Industries Ltd.(a)	218,000	1,389,267
Fuji Media Holdings, Inc.	84	106,962
FUJIFILM Holdings Corp.	113,700	3,765,938
Fujikura Ltd.(a)	65,000	325,467
Fukuoka Financial Group, Inc.	153,000	612,147
Glory Ltd.(a)	7,800	190,422
Gunma Bank Ltd.	55,000	287,913
H2O Retailing Corp.(a)	18,000	112,770
Hachijuni Bank Ltd.	68,000	355,151
Hakuhodo DY Holdings, Inc.(a)	2,090	101,145
Higo Bank Ltd.	29,000	152,156
Hiroshima Bank Ltd.(a)	27,000	109,966
Hitachi Capital Corp.(a)	4,800	65,434
Hitachi High-Technologies Corp.	5,000	92,238
Hitachi Ltd.(a)	36,000	157,403
Hitachi Transport System Ltd.	1,800	27,211
Hokkoku Bank Ltd.(a)	38,000	151,581
Hokuhoku Financial Group, Inc.	172,000	315,237
House Foods Corp.(a)	8,700	132,251
Hyakugo Bank Ltd.	31,000	133,313
Hyakujushi Bank Ltd.	35,000	132,906
Idemitsu Kosan Co., Ltd.	7,700	660,422
Inpex Corp.	124	583,757
Isetan Mitsukoshi Holdings Ltd.(a)	57,300	595,102
ITOCHU Corp.(a)	21,500	196,766
Iyo Bank Ltd.(a)	22,000	178,414
J Front Retailing Co., Ltd.	112,000	520,556
Joyo Bank Ltd.(a)	91,000	396,790
JS Group Corp.(a)	70,700	1,386,391
JTEKT Corp.	30,400	280,038
Juroku Bank Ltd.	33,000	109,104
JX Holdings, Inc.	446,500	2,588,716
Kagoshima Bank Ltd.	22,000	134,403
Kajima Corp.(a)	106,000	255,223
Kamigumi Co., Ltd.	32,000	237,662
Kandenko Co., Ltd.(a)	9,000	53,905
Kaneka Corp.	55,000	330,079

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Kawasaki Kisen Kaisha Ltd.(a)	104,000	$391,183
Keiyo Bank	24,000	119,023
Kewpie Corp.	7,900	102,204
Kinden Corp.	34,000	307,092
Kyocera Corp.(a)	21,700	2,050,946
Kyowa Hakko Kirin Co., Ltd.	32,000	317,010
Marui Group Co., Ltd.(a)	55,700	417,016
Maruichi Steel Tube Ltd.	2,500	47,916
Mazda Motor Corp.(a)	226,000	544,154
Mediceo Paltac Holdings Co., Ltd.(a)	19,700	250,380
MEIJI Holdings Co., Ltd.(a)	9,100	428,402
Mitsubishi Chemical Holdings Corp.(a)	375,000	1,904,648
Mitsubishi Gas Chemical Co., Inc.	45,000	261,440
Mitsubishi Heavy Industries Ltd.(a)	482,000	1,778,342
Mitsubishi Logistics Corp.(a)	10,000	119,909
Mitsubishi Materials Corp.*	181,000	520,364
Mitsubishi Tanabe Pharma Corp.(a)	27,000	439,866
Mitsubishi UFJ Financial Group, Inc.(a)	174,500	813,135
Mitsubishi UFJ Financial Group, Inc., ADR(a)	1,031,340	4,775,104
Mitsui & Co. Ltd., ADR	2,985	895,500
Mitsui & Co., Ltd.(a)	87,600	1,303,297
Mitsui Chemicals, Inc.(a)	200,000	539,051
Mitsui OSK Lines Ltd.(a)	14,000	88,045
Mitsui Sumitomo Insurance Group Holdings, Inc.(a)	58,900	1,352,555
Mitsumi Electric Co., Ltd.	7,700	118,064
Mizuho Financial Group, Inc., ADR(a)	129,791	372,500
Nagase & Co., Ltd.	24,000	272,257
Namco Bandai Holdings, Inc.(a)	23,800	220,666
Nanto Bank Ltd.	1,000	5,834
NEC Corp.	414,000	1,100,958
Nippon Express Co., Ltd.(a)	106,000	402,516
Nippon Meat Packers, Inc.	27,067	331,366
Nippon Paper Group, Inc.(a)	14,200	355,340
Nippon Sheet Glass Co., Ltd.(a)	210,000	457,834
Nippon Shokubai Co., Ltd.	25,000	217,417
Nippon Television Network Corp.	1,030	132,390
Nippon Yusen(a)	228,000	934,068
Nissan Motor Co., Ltd.	80,200	700,357
Nisshin Seifun Group, Inc.(a)	7,000	91,986
Nisshin Steel Co., Ltd.(a)	175,000	312,350
Nisshinbo Holdings, Inc.	23,000	230,606
NKSJ Holdings, Inc.*	39,000	244,801
NOK Corp.(a)	16,200	281,967
NTN Corp.(a)	81,000	349,305
Obayashi Corp.(a)	99,000	393,723
OJI Paper Co., Ltd.(a)	115,000	508,325
Onward Holdings Co., Ltd.(a)	28,000	219,693
Panasonic Corp.	54,700	741,084
Panasonic Corp., ADR(a)	98,061	1,331,668
Panasonic Electric Works Co., Ltd.	22,000	291,735
Rengo Co., Ltd.	18,000	116,219
Ricoh Co., Ltd.(a)	127,000	1,790,597
Rohm Co., Ltd.	14,400	888,356
San-In Godo Bank Ltd.(a)	22,000	157,595
Sapporo Hokuyo Holdings, Inc.	32,000	147,964
SBI Holdings, Inc.(a)	2,291	287,336
Seiko Epson Corp.(a)	28,000	424,293
Seino Holdings Corp.	23,000	139,135
Sekisui Chemical Co., Ltd.	58,000	350,862
Sekisui House Ltd.	158,000	1,419,502
Seven & I Holdings Co., Ltd.	125,500	2,940,561
Sharp Corp.(a)	171,000	1,702,216
Shiga Bank Ltd.	30,000	175,371
Shimizu Corp.(a)	90,000	333,134
Shinko Securities Co., Ltd.	89,000	203,630
Shinsei Bank Ltd.(a)*	193,000	136,404
Shizuoka Bank Ltd.(a)	53,000	456,481
Showa Shell Sekiyu KK	25,000	191,064
SKY Perfect JSAT Holdings, Inc.(a)	167	55,173
Sohgo Security Services Co., Ltd.	7,900	81,763
Sojitz Corp.(a)	149,700	268,987
Sony Corp., ADR(a)	212,565	6,572,510
Sumitomo Bakelite Co., Ltd.(a)	55,000	277,372
Sumitomo Corp.(a)	207,400	2,673,244
Sumitomo Electric Industries Ltd.	144,800	1,765,769
Sumitomo Forestry Co., Ltd.(a)	28,200	197,616
Sumitomo Mitsui Financial Group, Inc.(a)	102,900	2,997,758
Suzuken Co., Ltd.(a)	11,400	377,314
Suzuki Motor Corp.	15,800	332,353
Taiheiyo Cement Corp.(a)*	117,000	137,350
Taisei Corp.	181,000	372,928
Taisho Pharmaceutical Co. Ltd.(a)	19,000	384,415
Takashimaya Co., Ltd.(a)	45,000	347,149
Teijin Ltd.(a)	275,000	909,200
The 77 Bank Ltd.(a)	60,000	304,025
The Bank of Iwate Ltd.	2,000	87,925
The Nishi-Nippon City Bank Ltd.	89,000	254,804
The Yokohama Rubber Co., Ltd.	28,000	140,537
Toda Corp.	30,000	98,107
Tokuyama Corp.(a)	46,000	233,637
Tokyo Broadcasting System Holdings, Inc.	6,900	88,771
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	189,968
Tokyo Tatemono Co., Ltd.(a)	69,000	264,494
Toppan Printing Co., Ltd.(a)	175,000	1,368,891
Tosoh Corp.(a)	86,000	231,792
Toyo Seikan Kaisha Ltd.(a)	58,000	1,044,945
Toyota Auto Body Co., Ltd.(a)	7,000	106,576
Toyota Motor Corp., ADR(a)	50,471	3,612,714
Toyota Tsusho Corp.	25,900	381,612
TV Asahi Corp.	47	63,057
UNY Co., Ltd.	39,000	308,337
Wacoal Holdings Corp.(a)	7,000	94,502
Yamaguchi Financial Group, Inc.(a)	51,000	480,798
Yamaha Corp.	32,700	379,568
Yamato Kogyo Co., Ltd.(a)	2,000	48,443
		98,516,274
Netherlands — 3.9%
Aegon NV*	280,066	1,678,011
Akzo Nobel NV	10,054	620,270
ArcelorMittal	85,949	2,830,827
European Aeronautic Defence and Space Co.(a)*	57,052	1,422,915
ING Groep NV*	255,209	2,647,624
Koninklijke DSM NV	31,703	1,624,175
Koninklijke Philips Electronics NV	177,191	5,569,066
Randstad Holding NV*	12,106	549,979
STMicroelectronics NV(a)	240,145	1,838,554
		18,781,421
New Zealand — 0.1%
Contact Energy Ltd.*	99,450	412,990

Norway — 1.2%
Aker ASA, Series A	823	16,233
DnB NOR ASA	146,369	1,992,270
Marine Harvest ASA	172,105	149,977
Norsk Hydro ASA(a)	267,912	1,617,179
Orkla ASA(a)	161,370	1,487,167

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Norway (Continued)
Petroleum Geo-Services ASA*	7,254	$82,702
Renewable Energy Corp., ASA*	27,920	94,568
Storebrand ASA*	71,400	436,936
		5,877,032
Portugal — 0.1%
Banco Comercial Portugues SA(a)	57,000	49,654
Banco Espirito Santo SA(a)	139,969	647,809
		697,463
Singapore — 1.9%
CapitaLand Ltd.	501,000	1,546,696
DBS Group Holdings Ltd.	198,376	2,123,895
Fraser & Neave Ltd.	331,500	1,638,469
Golden Agri-Resources Ltd.	1,188,000	514,911
Neptune Orient Lines Ltd.(a)*	169,749	255,572
Overseas Union Enterprise Ltd.	6,000	13,459
Singapore Airlines Ltd.	165,340	2,051,820
Singapore Airport Terminal Services Ltd.	93,258	202,103
United Industrial Corp., Ltd.	177,000	314,942
UOL Group Ltd.	138,000	485,849
Venture Corp., Ltd.	16,000	119,474
		9,267,190
Spain — 2.7%
Acciona SA	8,496	717,631
Banco de Sabadell SA(a)	242,021	1,212,182
Banco Espanol de Credito SA(a)	17,691	178,540
Banco Popular Espanol SA(a)	156,353	991,139
Criteria Caixacorp SA	223,076	1,171,730
Gas Natural SDG SA	49,268	734,445
Iberdrola Renovables SA	175,828	584,383
Repsol YPF SA	294,945	7,597,375
		13,187,425
Sweden — 2.7%
Boliden AB	2,663	40,338
Holmen AB- B Shares	18,717	577,309
Nordea Bank AB	373,814	3,893,232
Skandinaviska Enskilda Banken AB, Series A(a)	191,924	1,423,125
SSAB Svenskt Stal AB, Series A	42,025	670,245
SSAB Svenskt Stal AB, Series B	17,977	252,438
Svenska Cellulosa AB, Series B	131,362	1,997,612
Svenska Handelsbanken AB, Series A	3,123	102,350
Swedbank AB, Class A*	67,380	934,174
Tele2 AB, Class B	51,831	1,088,087
TeliaSonera AB	33,689	272,897
Volvo AB, Series A*	29,171	407,464
Volvo AB, Series B*	79,433	1,166,685
		12,825,956
Switzerland — 6.6%
Adecco SA	32,604	1,703,776
Baloise Holding AG	14,302	1,289,530
Banque Cantonale Vaudoise	728	373,020
Credit Suisse Group AG	195,513	8,356,532
Givaudan SA	1,372	1,401,809
Holcim Ltd.	59,158	3,798,779
Novartis AG(a)	14,519	837,311
Swiss Life Holding AG*	4,315	491,374
Swiss Reinsurance	60,442	2,650,431
UBS AG*	137,205	2,328,987
UBS AG(a)*	36,300	618,189
Valiant Holding	2,291	459,529
Zurich Financial Services AG	32,199	7,546,359
		31,855,626
United Kingdom — 18.7%
Amlin PLC	54,900	346,091
Associated British Foods PLC	99,828	1,645,039
Aviva PLC	557,939	3,496,223
Barclays PLC	414,897	1,952,677
Barclays PLC, ADR(a)	130,213	2,454,515
British Airways PLC(a)*	201,361	768,020
Cable & Wireless Worldwide(a)	279,430	322,853
Carnival PLC(a)	36,295	1,435,830
Carnival PLC, ADR(a)	37,860	1,488,046
easyJet PLC*	57,000	331,213
HSBC Holdings PLC, ADR(a)	38,683	1,956,973
International Power PLC	409,589	2,496,482
Investec PLC	22,087	176,432
J Sainsbury PLC	390,072	2,394,068
Kazakhmys PLC	42,677	973,439
Kingfisher PLC	803,327	2,955,477
Legal & General Group PLC	910,884	1,480,989
Mondi PLC	22,915	185,205
Old Mutual PLC	776,818	1,693,781
Pearson PLC	34,130	528,374
Pearson PLC, ADR	75,300	1,168,656
Rexam PLC	261,984	1,263,460
Royal & Sun Alliance Insurance Group PLC	424,918	872,427
Royal Bank of Scotland Group PLC*	73,026	54,158
Royal Bank of Scotland Group PLC, ADR*	17,088	253,415
Royal Dutch Shell PLC	154,388	4,503,745
Royal Dutch Shell PLC, ADR	256,493	15,079,224
Standard Life PLC	147,070	534,146
Thomas Cook Group PLC	170,467	460,057
Tomkins PLC, ADR(a),(b)	37,033	747,696
Vodafone Group PLC(a)	145,000	3,597,450
Vodafone Group PLC, ADR	7,705,739	19,016,862
Whitbread PLC	18,254	465,685
WM Morrison Supermarkets PLC	611,503	2,840,523
Wolseley PLC*	49,550	1,244,631
WPP PLC	201,712	2,232,344
Xstrata PLC	388,338	7,430,286
		90,846,492
TOTAL COMMON STOCKS
(Identified Cost $427,561,756)		480,439,619

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE	1,562	77,350
TOTAL PREFERRED STOCKS
(Identified Cost $105,116)		77,350

RIGHTS & WARRANTS — 0.1%
France — 0.0%
Cie Generale des Etablissements Michelin, expires 10/13/2010(a)*	19,640	54,833

Germany — 0.1%
Deutsche Bank AG, expires 10/5/2010*	22,619	109,466
Deutsche Bank AG, expires 10/5/2010(a),(b)*	37,651	187,125
		296,591
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		351,424

See notes to schedule of investments.

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Money Market Fund	$781,032	$781,032
SSgA Government Money Market Fund	1	1
		781,033
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $781,033)		781,033

COLLATERAL FOR SECURITIES ON LOAN — 20.3%
Short Term — 20.3%
State Street Navigator Prime Portfolio	98,330,963	98,330,963
		98,330,963
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $98,330,963)		98,330,963

Total Investments — 119.6%
(Identified Cost $526,778,868)#		579,980,389
Liabilities, Less Cash and Other Assets — (19.6%)		(94,882,645)

Net Assets — 100.0%		$485,097,744

___________________

†	See Note 1.
*	Non-income producing security
(a)	A portion or all of the security was held on loan. As of September 30, 2010, the market value of the securities on loan was $94,318,009.
(b)	Securities were fair valued by management. At September 30, 2010, the total market value for such investments amounted to $934,821, which represents 0.19% of net assets.
#	At September 30, 2010 the aggregate cost of investment securities for income tax purposes was $526,778,868. Net unrealized appreciation aggregated $53,201,521 of which $89,884,429 related to appreciated investment securities and $36,682,908 related to depreciated investment securities.

Key to abbreviations:
ADR – American Depositary Receipt

See notes to schedule of investments.

SA International Value Fund

Ten Largest Industry Holdings September 30, 2010
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	13.7%
Oil, Gas & Consumable Fuels	11.5%
Insurance	11.0%
Metals & Mining	5.5%
Wireless Telecommunication Services	4.7%
Automobiles	4.6%
Food & Staples Retailing	4.1%
Capital Markets	3.5%
Media	3.3%
Industrial Conglomerates	3.3%

SA International Value Fund

September 30, 2010
Country Weightings (% of portfolio market value)

Country	Percentage
Japan	20.5%
United Kingdom	18.9%
Canada	11.2%
Germany	8.3%
France	7.1%
Australia	6.6%
Switzerland	6.6%
Netherlands	3.9%
Spain	2.7%
Other	14.2%
Total	100.0%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2010 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company Portfolio	13,003,124	$201,938,515

TOTAL MUTUAL FUNDS
(Identified Cost $133,640,357)		201,938,515

Total Investments — 100.1%
(Identified Cost $133,640,357)#		201,938,515
Liabilities, Less Cash and Other Assets — (0.1%)		(142,894)

Net Assets — 100.0%		$201,795,621
____________________

†	See Note 1.
#	At September 30, 2010 the aggregate cost of investment securities for income tax purposes was $133,640,357. Net unrealized appreciation aggregated $68,298,158, which related solely to appreciated investment securities.

See notes to schedule of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 96.2%
Brazil — 9.3%
Banco Santander Brasil SA	6,200	$83,546
Banco Santander Brasil SA, ADR	67,375	927,754
BM&FBOVESPA SA	136,300	1,139,861
BR Malls Participacoes SA	14,200	118,669
Braskem SA, ADR	10,100	207,353
BRF - Brasil Foods SA	14,600	222,193
BRF - Brasil Foods SA, ADR	28,800	447,264
Brookfield Incorporacoes SA	18,200	97,776
Cosan SA Industria e Comercio	15,500	230,301
Empresa Brasileira de Aeronautica SA, ADR	10,900	309,451
Fibria Celulose SA, ADR*	13,799	238,585
Gafisa SA	10,800	167,292
Gerdau SA	21,600	221,489
Gerdau SA, ADR	69,780	949,706
JBS SA	11,600	50,116
Marfrig Alimentos SA	11,316	115,300
MPX Energia SA*	4,200	68,759
Multiplan Empreendimentos Imobiliarios SA	2,300	48,800
NET Servicos de Comunicacao SA, ADR*	5,604	73,020
Petroleo Brasileiro SA, ADR	7,903	286,642
Rossi Residencial SA	10,500	100,532
Sul America SA	7,800	87,589
Usinas Siderurgicas de Minas Gerais SA	25,400	386,855
		6,578,853
Chile — 3.4%
Cencosud SA	45,361	307,159
Cia General de Electricidad	18,040	122,343
Empresas CMPC SA	13,960	756,233
Empresas COPEC SA	28,567	535,428
Enersis SA, ADR	29,100	684,141
		2,405,304
China — 11.8%
Agile Property Holdings Ltd.	73,859	83,770
Angang Steel Co., Ltd., H Shares	78,000	125,060
Bank of China Ltd., H Shares	2,941,000	1,550,319
Beijing Capital International Airport Co., Ltd., H Shares	78,000	41,016
Beijing Enterprises Holdings Ltd.	36,500	260,148
Chaoda Modern Agriculture Holdings Ltd.	170,354	141,178
China Agri-Industries Holdings Ltd.	109,000	154,533
China BlueChemical Ltd.	56,000	40,418
China Citic Bank	245,000	157,568
China Coal Energy Co.	151,000	249,498
China Communication Services Corp., Ltd., H Shares	86,000	50,987
China Communications Construction Co., Ltd.	204,000	194,302
China Construction Bank Corp., H Shares	283,000	248,027
China Everbright Ltd.	54,000	128,339
China Merchants Holdings International Co., Ltd.	70,151	254,968
China Petroleum & Chemical Corp.	4,894	432,042
China Railway Construction Corp., Ltd.	99,500	133,883
China Resources Land Ltd.	98,000	199,313
China Shanshui Cement Group Ltd.	26,000	16,085
China Shipping Container Lines Co., Ltd., H Shares*	130,200	47,993
China Travel International Inv HK*	238,000	56,135
China Unicom Hong Kong Ltd.	42,000	61,385
China Unicom Hong Kong Ltd., ADR	34,880	507,853
Citic Pacific Ltd.	144,000	328,502
Citic Resources Holdings Ltd.*	228,000	57,008
COSCO Pacific Ltd.	76,000	116,172
Country Garden Holdings Co.	226,000	73,403
Dalian Port PDA Co., Ltd., H Shares	128,000	52,791
Fosun International	163,500	130,019
Franshion Properties China Ltd.	168,000	49,368
Great Wall Motor Co., Ltd., H Shares	21,000	57,109
Greentown China Holdings Ltd.	34,500	37,529
Guangshen Railway Co., Ltd., ADR	3,500	64,995
Guangzhou Automobile Group Co., Ltd., H Shares	140,870	242,928
Guangzhou R&F Properties Co., Ltd.	18,000	25,287
Harbin Power Equipment Co., Ltd.	34,000	42,243
Hidili Industry International Development Ltd.	30,000	29,541
Hong Kong Energy Holdings Ltd.*	3,434	274
Hopson Development Holdings Ltd.	36,000	40,228
Hunan Non-Ferrous Metal Corp., Ltd., H Shares*	96,000	38,727
Industrial & Commercial Bank of China	151,000	112,488
Kingboard Chemical Holdings Ltd.	30,500	154,881
KWG Property Holding Ltd.	72,000	55,214
Maanshan Iron & Steel, H Shares	128,000	80,177
Minmetals Resources Ltd.*	60,000	40,522
Neo-China Land Group Holdings Ltd.*	42,500	18,953
New World China Land Ltd.	99,200	36,822
Poly Hong Kong Investments Ltd.	54,000	57,906
Semiconductor Manufacturing International Corp.*	994,000	71,743
Semiconductor Manufacturing International Corp., ADR*	7,700	27,335
Shanghai Industrial Holdings Ltd.	55,000	277,522
Shenzhen International Holdings	297,500	23,389
Shenzhen Investment Ltd.	86,000	31,146
Shimao Property Holdings Ltd.	113,500	188,707
Shougang Concord International Enterprises Co., Ltd.*	264,000	48,316
Shui On Land Ltd.	146,000	71,882
Sino-Ocean Land Holdings Ltd.	228,434	158,985
Sinofert Holdings Ltd.*	56,000	32,263
Sinotrans Ltd., H Shares	106,000	28,690
Sinotruk Hong Kong Ltd.	60,000	61,092
Soho China Ltd.	103,500	73,768
Tian An China Investment	10,000	6,792
Travelsky Technology Ltd., H Shares	42,000	42,277
Weiqiao Textile Co., H Shares	60,000	49,183
Xinjiang Xinxin Mining Industry Co., Ltd., H Shares	66,000	37,428
Yuexiu Property Co., Ltd.*	206,000	51,242
		8,359,667
Czech Republic — 0.6%
Central European Media Enterprises Ltd.*	5,000	123,967
Telefonica O2 Czech Republic AS	5,541	118,526
Unipetrol*	17,412	201,667
		444,160
Hungary — 0.4%
Egis Gyogyszergyar Nyrt	2,283	251,237
OTP Bank Nyrt*	2,446	64,216
		315,453
India — 11.7%
Aditya Birla Nuvo Ltd.	2,706	51,410

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Ambuja Cements Ltd.	67,211	$210,151
Amtek Auto Ltd.	7,584	27,848
Apollo Hospitals Enterprise Ltd.	9,868	100,140
Ashok Leyland Ltd.	33,000	53,317
Bajaj Finserv Ltd.	1,407	16,775
Bajaj Holdings and Investment Ltd.	1,407	26,394
Bank of Baroda	4,881	95,105
Bank of India	7,035	81,098
Bhushan Steel Ltd.	7,490	69,424
Bombay Rayon Fashions Ltd.	9,393	53,304
Cairn India Ltd.*	37,422	277,157
Canara Bank	5,493	71,140
Central Bank Of India	14,255	61,798
DLF Ltd.	11,665	98,232
Federal Bank Ltd.	9,627	84,090
HCL Infosystems Ltd.	7,658	20,903
Hindalco Industries Ltd.	86,851	378,638
ICICI Bank Ltd., ADR	38,310	1,909,754
IDBI Bank Ltd.	16,131	54,871
Idea Cellular Ltd.*	42,169	69,586
IFCI Ltd.	41,672	56,570
India Cements Ltd.	9,576	24,912
Indiabulls Financial Services Ltd.	3,968	12,464
Indiabulls Real Estate Ltd.*	18,029	69,572
Indian Bank	12,173	75,067
Indian Hotels Co., Ltd.	19,676	43,306
ING Vysya Bank Ltd.	6,545	55,349
IVRCL Infrastructures & Projects Ltd.	5,800	20,691
Jammu & Kashmir Bank Ltd.	2,469	44,589
Jet Airways India Ltd.*	2,644	48,067
Jindal Saw Ltd.	11,615	55,122
JSW Steel Ltd.	10,487	312,731
MAX India Ltd.*	13,200	49,939
National Aluminium Co., Ltd.	18,101	161,433
Nirma Ltd.	5,800	27,751
Oriental Bank Of Commerce	7,526	77,186
Patni Computer Systems Ltd., ADR	3,300	60,390
PTC India Ltd.	3,148	8,078
Reliance Communications Ltd.	48,036	179,647
Reliance Industries Ltd.	20,543	451,365
Reliance Industries Ltd., GDR, 144A	5,879	262,203
Reliance Industries Ltd., GDR, 144A	15,630	697,098
Reliance Power Ltd.*	39,511	141,566
Shipping Corp. of India Ltd.	13,851	49,936
State Bank of India Ltd.	1,500	107,489
State Bank of India Ltd., GDR	1,400	200,620
Sterlite Industries India Ltd., ADR	26,322	394,304
Suzlon Energy Ltd.*	24,533	28,827
Syndicate Bank	19,381	49,428
Tata Chemicals Ltd.	6,115	54,843
Tata Communications Ltd., ADR*	3,800	52,136
Tata Steel Ltd., ADR	23,636	342,955
Tata Tea Ltd.	29,240	78,769
The Great Eastern Shipping Co., Ltd.	5,045	35,355
Union Bank Of India	6,100	52,678
United Phosphorus Ltd.	11,000	43,819
Videocon Industries Ltd.	6,099	37,047
		8,274,437
Indonesia — 3.6%
Aneka Tambang Tbk PT	333,000	88,613
Bakrie and Brothers Tbk PT*	5,671,500	34,315
Barito Pacific Tbk PT*	253,500	35,788
Ciputra Development Tbk PT*	135,000	5,748
Indika Energy Tbk PT	92,000	34,274
Matahari Putra Prima Tbk PT	17,500	1,863
PT Bank Danamon Indonesia Tbk	215,970	140,350
PT Bank Negara Indonesia Persero Tbk	366,000	150,706
PT Bank Pan Indonesia Tbk*	1,542,000	196,961
PT Bumi Resources Tbk	1,890,000	450,000
PT Global Mediacom Tbk	290,000	12,510
PT Gudang Garam Tbk	84,500	488,538
PT Indah Kiat Pulp and Paper Corp., Tbk*	249,000	64,866
PT Indofood Sukses Makmur Tbk	673,000	410,964
PT International Nickel Indonesia Tbk	319,000	174,244
PT Lippo Karawaci Tbk*	1,571,500	98,604
PT Medco Energi Internasional Tbk	374,000	139,333
		2,527,677
Israel — 0.0%
Makhteshim-Agan Industries Ltd.*	—	—
		—
Korea — 12.2%
Busan Bank	8,140	100,300
CJ Corp.	570	45,890
Daegu Bank	5,580	73,405
Daelim Industrial Co., Ltd.	1,667	123,389
Daewoo Engineering & Construction Co., Ltd.	4,710	46,470
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,130	50,903
Daishin Securities Co., Ltd.	1,020	13,418
Dongkuk Steel Mill Co., Ltd.	1,440	34,477
GS Engineering & Construction Corp.	1,134	87,219
GS Holdings Corp.	3,350	162,175
Hana Financial Group, Inc.	10,810	319,963
Hanjin Heavy Industries & Construction Co., Ltd.	2,580	81,230
Hanjin Shipping Co., Ltd.*	2,728	80,506
Hansol Paper Co.	1,590	18,685
Hanwha Chem Corp.	6,418	153,942
Hanwha Corp.	1,240	47,849
Hanwha Securities Co., Ltd.	5,010	36,029
Honam Petrochemical Corp.	640	119,272
Hyosung Corp.	685	73,892
Hyundai Development Co.	2,260	59,857
Hyundai Mipo Dockyard	514	84,972
Hyundai Motor Co.	9,781	1,312,425
Hyundai Securities Co.	8,977	125,965
Hyundai Steel Co.	3,290	337,584
Industrial Bank of Korea	9,440	129,151
KB Financial Group, Inc., ADR	20,944	897,869
KCC Corp.	487	156,745
Korea Exchange Bank	15,360	185,896
Korea Express Co., Ltd.*	282	14,864
Korea Investment Holdings Co., Ltd.	1,510	46,350
Korea Line Corp.*	388	16,163
LG Display Co., Ltd., ADR	5,764	100,524
LG Electronics, Inc.	4,136	348,581
LG Uplus Corp.	8,570	55,392
Lotte Chilsung Beverage Co., Ltd.	40	27,012
Lotte Confectionery Co., Ltd.	20	23,451
Lotte Shopping Co., Ltd.	632	263,276
Nong Shim Co., Ltd.	200	38,237
Pacific Corp.	369	59,868
Poongsan Corp.	630	23,979
S&T Dynamics Co., Ltd.	630	12,459
Samsung C&T Corp.	5,831	318,078

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Samsung SDI Co., Ltd.	1,850	$253,102
Shinhan Financial Group Co., Ltd., ADR	12,205	935,879
SK Chemicals Co., Ltd.	810	47,169
SK Energy Co., Ltd.	2,983	380,642
SK Holdings Co., Ltd.	2,008	208,681
SK Networks Co., Ltd.	5,270	51,764
SKC Co., Ltd.	1,290	38,861
STX Corp., Ltd.*	1,800	44,596
STX Offshore & Shipbuilding Co., Ltd.	4,700	80,171
STX Pan Ocean Co., Ltd.	4,300	45,630
Woongjin Holdings Co., Ltd.*	670	6,669
Woori Finance Holdings Co., Ltd.	3,630	45,206
Woori Finance Holdings Co., Ltd., ADR	3,675	136,490
Woori Investment & Securities Co., Ltd.	5,290	96,730
Young Poong Corp.	25	15,084
		8,694,386
Malaysia — 4.0%
Affin Holdings Berhad	121,500	122,799
Alliance Financial Group Berhad	97,000	97,094
AMMB Holdings Berhad	223,512	429,357
Batu Kawan Berhad	18,800	74,786
Berjaya Corp. Berhad	244,700	90,365
Berjaya Land Berhad	215,200	80,168
Boustead Holdings Berhad	41,440	65,912
DRB-Hicom Berhad	44,100	17,857
EON Capital Berhad*	12,900	30,088
Gamuda Berhad	50,000	62,844
HAP Seng Consolidated Berhad	52,400	47,189
Hap Seng Plantations Holdings Berhad	92,800	71,547
Hong Leong Financial Group Berhad	26,900	78,949
IGB Corp. Berhad	98,300	57,636
IJM Corp. Berhad	138,180	232,314
KLCC Property Holdings Berhad	72,000	77,201
Kulim Malaysia Berhad	24,500	68,175
MISC Berhad	39,720	112,456
MMC Corp. Berhad	109,900	106,803
Oriental Holdings Berhad	36,360	61,837
OSK Holdings Berhad	81,500	35,641
Pos Malaysia Berhad	38,700	41,370
PPB Group Berhad	73,100	407,295
Proton Holdings Berhad	27,000	43,382
RHB Capital Berhad	47,700	111,717
Shell Refining Co., Federation of Malaya Berhad	8,600	29,809
TA Enterprise Berhad	92,600	19,348
TA Global Berhad	55,560	7,109
YTL Corp. Berhad	56,508	137,289
		2,818,337
Mexico — 5.7%
Alfa SAB de CV-Class A	31,400	242,944
Cemex SAB de CV, ADR*	44,543	378,615
Coca-Cola Femsa SAB de CV, ADR	3,000	234,660
Corp. GEO SAB de CV-Series B*	34,571	98,981
Desarrolladora Homex SAB de CV*	9,000	48,615
Embotelladoras Arca SAB de CV	37,923	154,080
Empresas ICA SAB de CV, ADR*	8,900	86,508
Fomento Economico Mexicano SAB de CV, ADR	20,700	1,050,111
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,600	192,864
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	90,212
Grupo Carso SAB de CV-Series A	47,917	241,835
Grupo Continental SAB de CV	26,700	77,293
Grupo Financiero Banorte SAB de CV	88,400	335,315
Grupo Financiero Inbursa SA	35,600	140,404
Grupo Mexico SAB de CV-Series B	81,056	233,616
Industrias CH SAB de CV-Series B*	22,900	78,777
Organizacion Soriana SAB de CV-Series B	94,800	262,547
Urbi Desarrollos Urbanos SAB de CV*	36,800	77,065
		4,024,442
Philippines — 0.6%
First Philippine Holdings Corp.	45,700	71,750
Metropolitan Bank & Trust	127,000	202,430
Robinsons Land Corp.	169,800	62,139
Universal Robina Corp.	100,000	94,565
		430,884
Poland — 1.8%
Agora SA	3,752	36,399
Asseco Poland SA	5,491	99,172
Bank Millennium SA*	20,000	34,539
Bioton SA*	793,502	57,325
Echo Investment SA*	13,010	23,676
Getin Holding SA*	4,500	16,719
Grupa Lotos SA*	10,150	108,943
KGHM Polska Miedz SA*	3,954	159,555
Kredyt Bank SA*	9,268	47,761
Netia SA*	10,000	19,162
Orbis SA*	4,225	60,319
Polimex Mostostal SA	38,014	57,279
Polski Koncern Naftowy Orlen SA*	36,737	505,523
Synthos SA*	40,823	31,458
		1,257,830
Russia — 4.3%
Gazprom OAO, ADR	82,736	1,736,629
Lukoil OAO, ADR	14,376	816,557
RusHydro, ADR*	41,306	212,726
Surgutneftegaz, ADR	33,618	322,060
		3,087,972
South Africa — 9.5%
ABSA Group Ltd.	9,752	187,478
Aeci Ltd.	6,832	71,552
African Rainbow Minerals Ltd.	8,829	212,800
ArcelorMittal South Africa Ltd.	16,923	199,913
Aveng Ltd.	43,502	271,488
Barloworld Ltd.	23,324	156,603
Caxton and CTP Publishers and Printers Ltd.	18,814	36,304
DataTec Ltd.	6,000	31,402
Gold Fields Ltd., ADR	50,300	768,081
Grindrod Ltd.	15,332	36,954
Harmony Gold Mining Co., Ltd., ADR	30,300	342,087
Imperial Holdings Ltd.	14,564	237,048
Investec Ltd.	25,999	221,823
JD Group Ltd.	12,010	82,258
Liberty Holdings Ltd.	8,197	83,319
Medi-Clinic Corp., Ltd.	25,875	98,522
Metropolitan Holdings Ltd.	44,874	105,582
Mondi Ltd.	10,541	86,200
Nampak Ltd.	46,702	127,036
Nedbank Group Ltd.	22,619	478,616
Northam Platinum Ltd.	15,969	105,364
Sanlam Ltd.	214,984	811,173
Sappi Ltd., ADR*	44,820	232,168
Sasol Ltd., ADR	9,800	438,942

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Standard Bank Group Ltd.	57,409	$914,228
Steinhoff International Holdings Ltd.*	127,881	376,658
		6,713,599
Taiwan — 12.1%
Advanced Semiconductor Engineering, Inc.	12,009	9,706
Asia Cement Corp.	112,270	114,457
Asia Optical Co., Inc.*	16,000	26,017
Asustek Computer, Inc.	16,812	120,541
AU Optronics Corp., ADR*	68,934	721,050
Capital Securities Corp.	34,000	15,399
Cathay Real Estate Development Co., Ltd.	100,000	50,414
Chang Hwa Commercial Bank	394,000	263,579
Cheng Uei Precision Industry Co., Ltd.	18,180	33,635
Chimei Innolux Corp.*	334,353	454,844
China Development Financial Holding Corp.	869,888	252,266
China Manmade Fibers Corp.*	89,000	32,761
China Motor Corp.	39,195	30,925
China Petrochemical Development Corp.*	76,320	54,477
China Synthetic Rubber Corp.	56,203	53,520
Chinatrust Financial Holding Co., Ltd.	581,130	366,444
CMC Magnetics Corp.*	165,000	43,941
D-Link Corp.	41,000	44,817
E.Sun Financial Holding Co., Ltd.	246,150	127,639
Elitegroup Computer Systems Co., Ltd.	39,610	14,707
Evergreen International Storage & Transport Corp.	17,000	14,039
Evergreen Marine Corp. Taiwan Ltd.*	96,000	67,910
Far Eastern Department Stores Co., Ltd.	81,989	103,137
Far Eastern International Bank	65,816	29,283
First Financial Holding Co., Ltd.	352,087	233,286
Formosa Taffeta Co., Ltd.	67,000	54,472
Formosan Rubber Group, Inc.	23,000	17,853
Fubon Financial Holding Co., Ltd.	178,490	219,674
Gigabyte Technology Co., Ltd.	27,000	26,273
Goldsun Development & Construction Co., Ltd.	54,409	25,601
HannStar Display Corp.*	309,000	61,718
Hey Song Corp.	26,000	20,265
Hua Nan Financial Holdings Co., Ltd.	218,300	141,846
Inotera Memories, Inc.*	77,000	43,132
Inventec Co., Ltd.	143,104	74,434
King Yuan Electronics Co., Ltd.*	110,100	49,867
King's Town Bank*	46,000	21,276
Kinpo Electronics*	255,000	94,682
Lien Hwa Industrial Corp.	61,000	38,758
LITE-ON IT Corp.	19,000	19,735
Lite-On Technology Corp.	126,590	159,648
Macronix International	183,817	114,439
Masterlink Securities Corp.	55,000	21,654
Mega Financial Holding Co., Ltd.	762,000	512,203
Micro-Star International Co., Ltd.	76,374	41,070
Mitac International	63,439	30,154
Oriental Union Chemical Corp.	26,000	22,387
Pan-International Industrial	16,871	26,353
Pegatron Corp.*	45,249	59,166
Polaris Securities Co., Ltd.	85,000	42,171
POU Chen Corp.	135,133	118,301
President Securities Corp.	19,760	11,227
Qisda Corp.*	296,000	209,862
Radiant Opto-Electronics Corp.	20,600	30,859
Ritek Corp.*	140,399	39,592
Sanyang Industry Co., Ltd.*	17,000	9,033
Shihlin Electric & Engineering Corp.	17,000	19,535
Shin Kong Financial Holding Co., Ltd.*	211,693	75,891
Silicon Integrated Systems Corp.	27,456	17,664
SinoPac Financial Holdings Co., Ltd.	443,000	165,904
Sunplus Technology Co., Ltd.*	20,999	16,199
Ta Chong Bank Co., Ltd.*	171,000	43,569
Taichung Commercial Bank*	113,616	38,913
Tainan Spinning Co., Ltd.	57,120	31,265
Taishin Financial Holding Co., Ltd.*	269,066	120,574
Taiwan Business Bank*	124,800	38,029
Taiwan Cement Corp.	224,000	239,476
Taiwan Cooperative Bank	318,455	226,292
Taiwan Glass Industrial Corp.	74,089	75,176
Tatung Co., Ltd.*	384,000	75,715
Teco Electric and Machinery Co., Ltd.	247,000	143,101
Ton Yi Industrial Corp.	59,000	30,122
Tung Ho Steel Enterprise Corp.	19,000	17,758
Unimicron Technology Corp.	36,000	63,147
United Microelectronics Corp.	1,099,513	487,437
USI Corp.	35,840	29,598
Walsin Lihwa Corp.*	149,000	88,709
Walsin Technology Corp.*	55,996	32,711
Wan Hai Lines Ltd.*	73,000	50,822
Waterland Financial Holdings	167,590	50,639
Winbond Electronics Corp.*	311,000	82,524
Yageo Corp.*	227,000	97,727
Yang Ming Marine Transport Corp.*	68,514	43,970
Yieh Phui Enterprise	127,184	46,613
Yuanta Financial Holding Co., Ltd.	108,000	65,682
Yuen Foong Yu Paper Manufacturing Co., Ltd.	148,163	68,055
Yulon Motor Co., Ltd.	215,272	388,629
Yungtay Engineering Co., Ltd.	14,000	17,880
		8,625,825
Thailand — 2.5%
Bangkok Bank PCL, ADR	109,000	560,264
Bangkok Expressway PCL	63,900	39,372
Bank of Ayudhya PCL	124,600	102,636
IRPC PCL	901,900	123,621
Kiatnakin Bank PCL	53,300	68,491
Krung Thai Bank PCL	358,700	199,737
Precious Shipping PCL	58,400	35,213
PTT Aromatics & Refining PCL	78,000	66,820
PTT Chemical PCL	48,400	215,288
Thai Oil PCL	52,600	91,422
Thai Plastic & Chemical PCL	75,800	46,204
Thanachart Capital PCL	112,400	152,768
TPI Polene PCL	113,900	48,788
		1,750,624
Turkey — 2.7%
Aksigorta AS	14,835	20,921
Arcelik AS	30,365	166,881
Aygaz AS	10,227	50,903
Dogan Sirketler Grubu Holdings AS	84,152	61,083
Eregli Demir ve Celik Fabrikalari TAS*	77,685	276,574
KOC Holding AS	66,793	318,601
Petkim Petrokimya Holding AS*	15,985	25,306
Sekerbank TAS	34,023	39,984
Tekfen Holding AS	31,586	128,829
Trakya Cam Sanayi AS*	16,808	33,696
Turk Sise ve Cam Fabrikalari AS*	46,824	83,513
Turkiye Is Bankasi	123,665	525,761
Turkiye Sinai Kalkinma Bankasi AS	25,021	42,032

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey (Continued)
Turkiye Vakiflar Bankasi TAO	49,100	$149,348
		1,923,432
TOTAL COMMON STOCKS
(Identified Cost $57,181,678)		68,232,882

PREFERRED STOCKS — 3.5%
Brazil — 3.5%
Banco do Estado do Rio Grande do Sul SA	10,700	107,759
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	978	67,501
Klabin SA	49,600	137,778
Petroleo Brasileiro SA	18,594	299,900
Petroleo Brasileiro SA, ADR	24,877	816,463
Suzano Papel e Celulose SA	16,500	156,516
Telemar Norte Leste SA	5,200	137,990
Usinas Siderurgicas de Minas Gerais SA	55,050	738,555
		2,462,462
TOTAL PREFERRED STOCKS
(Identified Cost $2,378,012)		2,462,462

RIGHTS & WARRANTS — 0.0%
China — 0.0%
Hkc Holdings, expires 6/9/2011*	1,606	10
Hkc Holdings, expires 9/6/2011*	26,508	171
		181
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		181

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,002	1,002
		1,003
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,003)		1,003

Total Investments — 99.7%
(Identified Cost $59,560,693)#		70,696,528
Cash and Other Assets, Less liabilities — 0.3%		216,723

Net Assets — 100.0%		$70,913,251
____________________

†	See Note 1.
*	Non-income producing security.
#	At September 30, 2010 the aggregate cost of investment securities for income tax purposes was $59,560,693. Net unrealized appreciation aggregated $11,135,835 of which $15,061,842 related to appreciated investment securities and $3,926,007 related to depreciated investment securities.

Key to abbreviations:
ADR– American Depositary Receipt
GDR–  Global Depositary Receipt
144A– Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

See notes to schedule of investments.

SA Funds Emerging Markets Value Fund

Ten Largest Industry Holdings September 30, 2010
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	23.5%
Oil, Gas & Consumable Fuels	13.0%
Metals & Mining	10.8%
Industrial Conglomerates	4.3%
Food Products	3.7%
Automobiles	3.1%
Electronic Equipment, Instruments & Components	2.9%
Diversified Financial Services	2.8%
Chemicals	2.4%
Household Durables	2.4%

SA Funds Emerging Markets Value Fund

September 30, 2010
Country Weightings (% of portfolio market value)

Country	Percentage
Brazil	12.8%
Korea	12.3%
Taiwan	12.2%
China	11.8%
India	11.7%
South Africa	9.5%
Mexico	5.7%
Russia	4.4%
Malaysia	4.0%
Other	15.6%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2010 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Real Estate Investment Trusts (REITs) — 99.2%
Acadia Realty Trust	9,122	$173,318
Agree Realty Corp.	1,800	45,450
Alexander's, Inc.	600	189,468
Alexandria Real Estate Equities, Inc.	9,449	661,430
AMB Property Corp.	35,745	946,170
American Campus Communities, Inc.	12,238	372,525
Apartment Investment & Management Co.	24,829	530,844
Ashford Hospitality Trust, Inc.*	10,043	90,889
Associated Estates Realty Corp.	5,400	75,492
AvalonBay Communities, Inc.	17,591	1,828,233
BioMed Realty Trust, Inc.	27,208	487,567
Boston Properties, Inc.	29,575	2,458,274
Brandywine Realty Trust	29,104	356,524
BRE Properties, Inc.	13,207	548,090
Camden Property Trust	15,028	720,893
CBL & Associates Properties, Inc.	27,889	364,230
Cedar Shopping Centers, Inc.	13,325	81,016
Cogdell Spencer, Inc.	10,904	68,913
Colonial Properties Trust	14,530	235,241
CommonWealth REIT	13,750	352,000
Corporate Office Properties Trust	13,535	504,991
Cousins Properties, Inc.	21,800	155,652
DCT Industrial Trust, Inc.	58,160	278,586
Developers Diversified Realty Corp.	46,512	521,865
DiamondRock Hospitality Co.*	42,552	403,818
Digital Realty Trust, Inc.	18,218	1,124,051
Douglas Emmett, Inc.	23,338	408,648
Duke Realty Corp.	69,170	801,680
DuPont Fabros Technology, Inc.	11,921	299,813
EastGroup Properties, Inc.	5,558	207,758
Education Realty Trust, Inc.	10,644	76,105
Entertainment Properties Trust	10,151	438,320
Equity Lifestyle Properties, Inc.	7,200	392,256
Equity One, Inc.	13,011	219,626
Equity Residential	60,149	2,861,288
Essex Property Trust, Inc.	7,081	774,945
Extra Space Storage, Inc.	17,800	285,512
Federal Realty Investment Trust	13,151	1,073,911
FelCor Lodging Trust, Inc.*	25,495	117,277
Feldman Mall Properties, Inc.*	500	23
First Industrial Realty Trust, Inc.*	12,900	65,403
First Potomac Realty Trust	8,500	127,500
Franklin Street Properties Corp.	13,316	165,385
Glimcher Realty Trust	16,459	101,223
HCP, Inc.	66,191	2,381,552
Health Care REIT, Inc.	29,762	1,408,933
Healthcare Realty Trust, Inc.	14,326	335,085
Hersha Hospitality Trust	36,373	188,412
Highwoods Properties, Inc.	18,300	594,201
Home Properties, Inc.	7,854	415,477
Hospitality Properties Trust	26,515	592,080
Host Hotels & Resorts, Inc.	141,554	2,049,702
Inland Real Estate Corp.	17,429	144,835
Kilroy Realty Corp.	11,098	367,788
Kimco Realty Corp.	87,173	1,372,975
Kite Realty Group Trust	12,812	56,885
LaSalle Hotel Properties	15,551	363,738
Lexington Realty Trust	24,414	174,804
Liberty Property Trust	24,346	776,637
Mack-Cali Realty Corp.	16,800	549,528
Medical Properties Trust, Inc.	25,741	261,014
MHI Hospitality Corp.*	100	260
Mid-America Apartment Communities, Inc.	7,449	434,128
Mission West Properties, Inc.	4,004	27,147
Monmouth Real Estate Investment Corp., Class A	6,321	49,430
MPG Office Trust, Inc.*	10,100	25,250
National Retail Properties, Inc.	18,400	462,024
Nationwide Health Properties, Inc.	27,420	1,060,331
Omega Healthcare Investors, Inc.	22,305	500,747
One Liberty Properties, Inc.	1,927	30,659
Parkway Properties, Inc.	5,400	79,920
Pennsylvania Real Estate Investment Trust	11,006	130,531
Piedmont Office Realty Trust, Inc., Class A	25,360	479,558
Post Properties, Inc.	13,085	365,333
ProLogis	102,498	1,207,426
PS Business Parks, Inc.	4,200	237,594
Public Storage	31,053	3,013,383
Ramco-Gershenson Properties Trust	7,438	79,661
Realty Income Corp.	22,465	757,520
Regency Centers Corp.	17,580	693,883
Saul Centers, Inc.	2,900	121,655
Senior Housing Properties Trust	27,400	643,900
Simon Property Group, Inc.	62,929	5,836,035
SL Green Realty Corp.	16,805	1,064,261
Sovran Self Storage, Inc.	6,100	231,190
Strategic Hotels & Resorts, Inc.*	41,591	176,346
Sun Communities, Inc.	4,300	132,010
Sunstone Hotel Investors, Inc.*	22,578	204,782
Supertel Hospitality, Inc.*	2,197	2,790
Tanger Factory Outlet Centers	8,711	410,637
Taubman Centers, Inc.	11,723	522,963
The Macerich Co.	27,925	1,199,379
U-Store-It Trust	20,100	167,835
UDR, Inc.	34,936	737,848
UMH Properties, Inc.	1,815	19,493
Universal Health Realty Income Trust	2,200	75,702
Urstadt Biddle Properties, Inc.	1,000	15,750
Urstadt Biddle Properties, Inc., Class A	4,000	72,320
Ventas, Inc.	33,733	1,739,611
Vornado Realty Trust	35,208	3,011,340
Washington Real Estate Investment Trust	16,150	512,440
Weingarten Realty Investors	24,600	536,772
Winthrop Realty Trust	3,878	47,932
		61,143,625
TOTAL COMMON STOCKS
(Identified Cost $57,873,955)		61,143,625

SHORT-TERM INVESTMENTS — 0.6%
Other — 0.6%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	373,104	373,104
		373,105
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $373,105)		373,105

Total Investments — 99.8%
(Identified Cost $58,247,060) #		61,516,730
Cash and Other Assets, Less liabilities — 0.2%		106,408

Net Assets — 100.0%		$61,623,138

____________________

†	See Note 1.
*	Non-income producing security.
#
At September 30, 2010 the aggregate cost of investment securities for income tax purposes was $58,247,060. Net unrealized appreciation aggregated $3,269,670 of which $7,789,120 related to appreciated investment securities and $4,519,450 related to depreciated investment securities.

See notes to schedule of investments.

SA Funds Real Estate Securities Fund

September 30, 2010
Portfolio Sectors (% of portfolio market value)

Industry	Percentage
Specialized REIT's	27.5%
Retail REIT's	24.8%
Office REIT's	17.5%
Residential REIT's	16.8%
Diversified REIT's	8.2%
Industrial REIT's	5.2%

SA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS – September 30, 2010 (Unaudited)

1. Security Valuation

     Equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price. Foreign equity securities traded on the over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price. Bonds and other fixed income securities are valued based upon prices provided by independent pricing services or other reliable sources, including broker-dealers. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee appointed by the Board of Trustees of the Trust. Certain funds hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the pricing committee. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the pricing committee are presented to the Board of Trustees for ratification.

     Fair Value Measurement — The Funds adopted provisions surrounding fair value measurement which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Funds’ own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The tables below provide a summary of the inputs as of September 30, 2010 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets for		Significant	Balance as of
	Identical	Significant Other	Unobservable	September 30,
	Investments	Observable Inputs	Inputs	2010
Description	(Level 1)	(Level 2)	(Level 3)	Total
SA U.S. Fixed Income Fund
Bonds and Notes	$-	$244,201,779	$-	$244,201,779
Short-Term Investments	5,032,288	-	-	5,032,288
Total Investments	$5,032,288	$244,201,779	$-	$249,234,067

SA Global Fixed Income Fund
Assets:
Bonds and Notes	$-	$479,640,396	$-	$479,640,396
Short-Term Investments	3,349,871	-	-	3,349,871
Collateral for Securities on Loan Short-Term	34,201,081	-	-	34,201,081
Forward Foreign Currency Contracts	-	81,304	-	81,304
Total Investments	$37,550,952	$479,721,700	$-	$517,272,652
Liabilities:
Forward Foreign Currency Contracts	$-	$(5,507,454)	$-	$(5,507,454)

SA U.S. Core Market Fund
Common Stocks	$342,561,263	$-	$-	$342,561,263
Rights & Warrants	4	-	-	4
Mutual Funds	14,288,215	-	-	14,288,215
Short-Term Investments	1,710,027	-	-	1,710,027
Collateral for Securities on Loan Short-Term	24,347,695	-	-	24,347,695
Total Investments	$382,907,204	$-	$-	$382,907,204

SA U.S. Value Fund
Common Stocks	$267,381,490	$-	$-	$267,381,490
Short-Term Investments	445,004	-	-	445,004
Collateral for Securities on Loan Short-Term	15,735,333	-	-	15,735,333
Total Investments	$283,561,827	$-	$-	$283,561,827

SA U.S. Small Company Fund
Common Stocks - Specialty Retail	$8,751,521	$-	$-	$8,751,521
All Other Common Stocks	218,676,241	-	-	218,676,241
Rights & Warrants	487	-	-	487
Short-Term Investments	797,003	-	-	797,003
Collateral for Securities on Loan Short-Term	72,547,429	-	-	72,547,429
Total Investments	$300,772,681	$-	$-	$300,772,681

SA International Value Fund
Common Stocks - United Kingdom	$90,098,796	$747,696	$-	$90,846,492
All Other Common Stocks	389,593,127	-	-	389,593,127
Preferred Stocks	77,350	-	-	77,350
Rights & Warrants - Germany	109,466	187,125		296,591
All Other Rights & Warrants	54,833			54,833
Short-Term Investments	781,033	-	-	781,033
Collateral for Securities on Loan Short-Term	98,330,963	-	-	98,330,963
Total Investments	$579,045,568	$934,821	$-	$579,980,389

SA International Small Company Fund
Mutual Funds	$201,938,515	$-	$-	$201,938,515
Total Investments	$201,938,515	$-	$-	$201,938,515

SA Emerging Markets Fund
Common Stocks	$68,232,882	$-	$-	$68,232,882
Preferred Stocks	2,462,462	-	-	2,462,462
Rights & Warrants	181	-	-	181
Short-Term Investments	1,003	-	-	1,003
Total Investments	$70,696,528	$-	$-	$70,696,528

SA Real Estate Securities Fund
Common Stocks	$61,143,625	$-	$-	$61,143,625
Short-Term Investments	373,105	-	-	373,105
Total Investments	$61,516,730	$-	$-	$61,516,730

     Effective September 30, 2010, the Funds adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 fair value hierarchy. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended September 30, 2010.

2. Name Change

     Effective October 28, 2010, the SA U.S. Market Fund changed its name to the SA U.S. Core Market Fund.

DFA INVESTMENT DIMENSIONS GROUP INC.
THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Association
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$1,800,419,500
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	1,097,748,804
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	953,145,210
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	775,075,068
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	623,074,552
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $4,885,416,485)	5,249,463,134

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 10/01/10
(Collateralized by $1,155,000 FHLMC 5.50%, 09/15/33, valued at $1,295,044)
to be repurchased at $1,273,007
(Cost $1,273,000)	$1,273	1,273,000
TOTAL INVESTMENTS - (100.0%) (Cost $4,886,689,485)##		$5,250,736,134

Summary of inputs used to value the Portfolio’s investments as of September 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$5,249,463,134	—	—	$5,249,463,134
Temporary Cash Investments	—	$1,273,000	—	1,273,000
TOTAL	$5,249,463,134	$1,273,000	—	$5,250,736,134

See accompanying notes to Schedules of Investments.

Organization

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 2010, the Fund consists of fifty-eight operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP. The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by Dimensional Fund Advisors LP. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

     The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

     The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:
  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     A summary of the inputs used to value the Portfolio’s investments by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

     In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on September 30, 2010.

Federal Tax Cost

     At September 30, 2010, the total cost of securities for federal income tax purposes was $4,896,997,664.

Recent Issued Accounting Standards

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the schedule of investments.

THE JAPANESE SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
September 30, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (85.0%)
Consumer Discretionary — (19.8%)
#*	ABILIT Corp.	310,400	$279,692
#*	Accordia Golf Co., Ltd.	1,875	1,767,401
	Aeon Fantasy Co., Ltd.	60,432	609,571
	Aichi Machine Industry Co., Ltd.	285,000	967,531
	Aigan Co., Ltd.	61,600	335,149
	Aisan Industry Co., Ltd.	126,600	958,845
#	Akebono Brake Industry Co., Ltd.	283,800	1,687,859
	Alpen Co., Ltd.	41,900	651,330
*	Alpha Corp.	31,700	308,178
*	Alpine Electronics, Inc.	197,100	2,521,041
	Amiyaki Tei Co., Ltd.	239	685,409
	Amuse, Inc.	29,999	330,785
#*	Anrakutei Co., Ltd.	50,000	242,943
	AOI Advertising Promotion, Inc.	39,000	209,657
	AOKI Holdings, Inc.	93,400	1,418,987
	Aoyama Trading Co., Ltd.	178,300	2,890,072
*	Arnest One Corp.	117,600	1,297,588
#	Asahi Co., Ltd.	19,800	297,495
*	Asahi Tec Corp.	1,821,000	588,417
#	Asatsu-DK, Inc.	98,500	2,132,788
#	ASKUL Corp.	55,100	1,113,949
	Asti Corp.	46,000	125,794
#*	Atom Corp.	152,900	406,715
	Atsugi Co., Ltd.	701,000	840,242
	Autobacs Seven Co., Ltd.	68,000	2,601,218
#	Avex Group Holdings, Inc.	145,800	1,953,378
	Bals Corp.	147	162,697
*	Best Denki Co., Ltd.	224,500	563,531
	Bic Camera, Inc.	1,790	676,846
#	Bookoff Corp.	22,900	201,110
#*	Calsonic Kansei Corp.	506,000	1,600,273
	Can Do Co., Ltd.	128	144,184
*	Carchs Holdings Co., Ltd.	710,600	263,881
*	CHI Group Co., Ltd.	8,500	31,699
	Chiyoda Co., Ltd.	115,900	1,248,173
	Chofu Seisakusho Co., Ltd.	93,500	2,137,726
	Chori Co., Ltd.	658,000	734,084
	Chuo Spring Co., Ltd.	205,000	760,293
#*	Clarion Co., Ltd.	470,000	816,653
	Cleanup Corp.	105,700	664,926
#	Colowide Co., Ltd.	200,450	1,072,750
#*	Columbia Music Entertainment, Inc.	426,000	142,463
#	Corona Corp.	72,300	672,181
	Cross Plus, Inc.	22,000	196,501
#	Culture Convenience Club Co., Ltd.	338,900	1,455,796
#*	Daido Metal Co., Ltd.	144,000	733,356
#	Daidoh, Ltd.	107,500	910,907
#*	Daiei, Inc. (The)	242,200	990,858
	Daikoku Denki Co., Ltd.	36,900	416,544
	Daimaruenawin Co., Ltd.	400	3,025
	Dainichi Co., Ltd.	57,700	380,343
	Daisyo Corp.	57,600	695,527
#	Daiwabo Holdings Co., Ltd.	466,000	1,023,038
#	DCM Holdings Co., Ltd.	263,400	1,257,568
	Descente, Ltd.	232,000	1,402,249
#	Doshisha Co., Ltd.	52,400	1,298,088
	Doutor Nichires Holdings Co., Ltd.	134,186	1,768,459

*	Dynic Corp.	127,000	$217,118
	Eagle Industry Co., Ltd.	102,000	815,141
*	Econach Holdings Co., Ltd.	177,000	72,033
#	Edion Corp.	266,500	1,960,516
	Exedy Corp.	119,000	3,585,354
	F&A Aqua Holdings, Inc.	60,638	584,344
*	FCC Co., Ltd.	93,100	2,009,202
	Fine Sinter Co., Ltd.	49,000	150,564
#	Foster Electric Co., Ltd.	81,900	2,081,429
#	France Bed Holdings Co., Ltd.	715,000	1,062,020
#	F-Tech, Inc.	14,300	222,405
#	Fuji Co., Ltd.	93,300	1,909,272
	Fuji Corp, Ltd.	113,900	412,991
*	Fuji Kiko Co., Ltd.	151,000	414,837
#	Fuji Kyuko Co., Ltd.	332,000	1,899,959
	Fuji Oozx, Inc.	6,000	20,428
	Fujibo Holdings, Inc.	134,000	184,729
	Fujikura Rubber, Ltd.	74,000	294,953
	Fujita Kanko, Inc.	398,100	1,799,069
	Fujitsu General, Ltd.	273,000	1,386,911
	Funai Electric Co., Ltd.	48,000	1,408,149
	Furukawa Battery Co., Ltd.	71,000	452,300
*	Futaba Industrial Co., Ltd.	118,600	767,733
#	G-7 Holdings, Inc.	29,200	187,004
*	Gajoen Kanko Co.	37,000	—
#	Gakken Holdings Co., Ltd.	322,000	646,920
#	Genki Sushi Co., Ltd.	19,200	230,562
	GEO Co., Ltd.	1,255	1,394,014
#	GLOBERIDE, Inc.	433,000	499,155
#*	Goldwin, Inc.	175,000	337,826
#	Gourmet Kineya Co., Ltd.	67,000	399,718
#*	GSI Creos Corp.	194,000	234,899
#	Gulliver International Co., Ltd.	11,770	590,262
	Gunze, Ltd.	624,000	2,143,803
*	H2O Retailing Corp.	229,000	1,433,966
	Hakuyosha Co., Ltd.	88,000	265,727
	Happinet Corp.	36,100	456,635
	Haruyama Trading Co., Ltd.	49,900	203,442
#*	Haseko Corp.	3,394,000	2,732,044
#*	Heiwa Corp.	135,800	1,656,586
	Hiday Hidaka Corp.	12,600	172,693
	Hikari Tsushin, Inc.	79,100	1,489,534
	Himaraya Co., Ltd.	35,900	150,968
	HIS Co., Ltd.	97,500	1,919,064
#	Hitachi Koki Co., Ltd.	165,200	1,468,682
#	Honeys Co., Ltd.	24,310	308,952
	Horipro, Inc.	47,000	366,495
*	Hoshizaki Electric Co., Ltd.	40,600	728,203
*	I Metal Technology Co., Ltd.	150,000	245,448
	Ichibanya Co., Ltd.	10,200	277,714
	Ichikawa Co., Ltd.	63,000	102,544
#*	Ichikoh Industries, Ltd.	289,000	539,616
#	Ikyu Corp.	294	146,295
#	Imasen Electric Industrial Co., Ltd.	54,400	724,534
	Imperial Hotel, Ltd.	10,250	246,429
*	Impress Holdings, Inc.	112,400	177,740
	Intage, Inc.	4,900	93,805
	Ishizuka Glass Co., Ltd.	109,000	223,456
*	Izuhakone Railway Co., Ltd.	300	19,406
#*	Izutsuya Co., Ltd.	350,000	259,114
*	Janome Sewing Machine Co., Ltd.	242,000	165,217

	Japan Vilene Co., Ltd.	132,000	$614,148
	Japan Wool Textile Co., Ltd. (The)	295,000	2,264,018
	Jeans Mate Corp.	38,208	92,078
*	Jidosha Buhin Kogyo Co., Ltd.	82,000	315,985
#	Joban Kosan Co., Ltd.	221,000	339,334
#	Joshin Denki Co., Ltd.	196,000	1,894,099
	Juntendo Co., Ltd.	31,000	44,109
#*	JVC Kenwood Holdings, Inc.	247,730	774,987
	Kabuki-Za Co., Ltd.	39,000	1,660,130
#	Kadokawa Holdings, Inc.	85,100	1,868,364
	Kanto Auto Works, Ltd.	160,600	1,066,620
#	Kappa Create Co., Ltd.	19,700	413,195
	Kasai Kogyo Co., Ltd.	119,000	567,661
	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	469,672
#*	Kawashima Selkon Textiles Co., Ltd.	323,000	212,571
	Kayaba Industry Co., Ltd.	660,000	3,719,061
	Keihin Corp.	120,700	2,483,036
#	Keiyo Co., Ltd.	164,900	853,169
	Kentucky Fried Chicken Japan, Ltd.	78,000	1,679,124
#	Kimoto Co., Ltd.	6,900	47,998
*	Kinki Nippon Tourist Co., Ltd.	104,000	97,257
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	874,266
#	Kisoji Co., Ltd.	85,300	1,878,306
#	Koekisha Co., Ltd.	13,600	218,300
	Kohnan Shoji Co., Ltd.	91,600	1,010,407
#	Kojima Co., Ltd.	103,700	531,137
	Komatsu Seiren Co., Ltd.	145,000	580,076
#	Komeri Co., Ltd.	95,000	2,124,762
	Konaka Co., Ltd.	104,960	220,089
	Kourakuen Corp.	9,600	137,735
	K’s Holdings Corp.	156,927	3,609,051
	KU Holdings Co., Ltd.	68,200	245,387
	Kura Corp.	54,800	919,829
	Kurabo Industries, Ltd.	856,000	1,354,413
	Kuraudia Co., Ltd.	4,800	62,874
	Kuroganeya Co., Ltd.	14,000	52,704
#*	Kyoritsu Maintenance Co., Ltd.	46,160	682,057
	Kyoto Kimono Yuzen Co., Ltd.	55,700	583,916
	Kyowa Leather Cloth Co., Ltd.	73,500	274,636
#*	Laox Co., Ltd.	706,000	575,980
#*	Look, Inc.	201,000	360,894
*	Mamiya-Op Co., Ltd.	285,000	225,933
#	Marche Corp.	23,000	186,537
#	Mars Engineering Corp.	41,000	655,643
*	Maruei Department Store Co., Ltd.	142,000	154,516
	Maruzen Co., Ltd.	46,000	245,085
#*	Matsuya Co., Ltd.	151,800	918,918
	Matsuya Foods Co., Ltd.	50,900	769,698
	Megane TOP Co., Ltd.	28,900	274,821
	Meiko Network Japan Co., Ltd.	7,300	60,856
*	Meiwa Industry Co., Ltd.	37,000	51,855
*	Mikuni Corp.	108,000	179,840
#*	Misawa Homes Co., Ltd,	92,600	432,472
	Misawa Resort Co., Ltd.	187,000	360,564
*	Mitsuba Corp.	143,690	936,295
	Mitsui Home Co., Ltd.	146,000	662,311
#	Mizuno Corp.	414,000	1,846,866
#	MOS Food Services, Inc.	109,500	1,991,521
	MR Max Corp.	123,800	546,544
#*	Musashi Seimitsu Industry Co., Ltd.	64,200	1,504,770
#*	Naigai Co., Ltd.	2,705,000	1,389,790

	Nexyz Corp.	1,920	$71,538
	Nice Holdings, Inc.	327,000	705,149
#	Nidec Copal Corp.	85,500	1,406,691
#	Nidec Tosok Corp.	122,000	1,397,184
#	Nifco, Inc.	162,700	3,911,830
	Nihon Tokushu Toryo Co., Ltd.	56,000	234,043
	Nippon Felt Co., Ltd.	67,200	317,042
*	Nippon Piston Ring Co., Ltd.	277,000	451,416
	Nippon Seiki Co., Ltd.	148,400	1,553,031
	Nishimatsuya Chain Co., Ltd.	220,900	2,037,491
	Nissan Shatai Co., Ltd.	344,023	2,488,984
#	Nissen Holdings Co., Ltd.	179,000	741,129
*	Nissin Kogyo Co., Ltd.	120,800	1,936,864
	Nittan Valve Co., Ltd.	82,800	262,836
*	Nitto Kako Co., Ltd.	98,000	67,160
	Noritsu Koki Co., Ltd.	85,400	514,667
	Omikenshi Co., Ltd.	127,000	75,978
	Onward Holdings Co., Ltd.	300,000	2,351,870
	Pacific Industrial Co., Ltd.	181,000	784,942
	Pal Co., Ltd.	8,250	293,347
	PanaHome Corp.	383,200	2,213,832
#	Parco Co., Ltd.	258,500	2,087,970
#	Paris Miki Holdings, Inc.	152,500	1,396,263
	PGM Holdings K.K.	1,564	996,992
#*	PIA Corp.	28,800	257,470
	Piolax, Inc.	44,500	866,465
#*	Pioneer Electronic Corp.	703,500	2,459,512
#	Plenus Co., Ltd.	54,400	826,200
	Point, Inc.	46,760	2,122,295
*	Press Kogyo Co., Ltd.	375,000	1,323,085
	Resorttrust, Inc.	129,308	1,936,489
#	Rhythm Watch Co., Ltd.	443,000	786,345
	Right On Co., Ltd.	67,325	347,181
	Riken Corp.	345,000	1,201,549
#	Ringer Hut Co., Ltd.	67,800	785,405
#	Riso Kyoiku Co., Ltd.	5,002	247,412
	Roland Corp.	88,300	1,010,885
#	Round One Corp.	120,700	440,906
#	Royal Holdings Co., Ltd.	130,600	1,289,901
#	Ryohin Keikaku Co., Ltd.	63,800	2,138,172
#*	Sagami Chain Co., Ltd.	77,000	455,210
#*	Sagami Co., Ltd.	225,000	312,431
	Sagami Rubber Industries Co., Ltd.	11,000	27,312
#	Saizeriya Co., Ltd.	139,800	2,693,533
#*	Sakai Ovex Co., Ltd.	205,000	304,322
	Sanden Corp.	470,000	1,932,628
	Sanei-International Co., Ltd.	2,300	26,203
*	Sangetsu Co., Ltd.	17,825	389,300
	Sankyo Seiko Co., Ltd.	21,000	65,831
	Sanoh Industrial Co., Ltd.	114,900	910,381
#	Sanrio Co., Ltd.	188,200	3,593,001
	Sanyo Housing Nagoya Co., Ltd.	354	313,648
#	Sanyo Shokai, Ltd.	421,000	1,759,283
	Scroll Corp.	77,300	291,355
#*	Seiko Holdings Corp.	391,407	1,316,625
	Seiren Co., Ltd.	213,200	1,295,960
	Senshukai Co., Ltd.	157,800	900,242
*	Seven Seas Holdings Co., Ltd.	776,000	205,528
	Shikibo, Ltd.	497,000	661,452
	Shimachu Co., Ltd.	139,700	2,691,059
*	Shimojima Co., Ltd.	5,500	76,591

#	Shinyei Kaisha	96,000	$187,470
#	Shiroki Corp.	285,000	760,338
	Shobunsha Publications, Inc.	342,100	2,230,647
#	Shochiku Co., Ltd.	385,400	2,631,357
*	Shoei Co., Ltd.	1,600	15,244
*	Showa Corp.	230,200	1,375,161
#	SKY Perfect JSAT Holdings, Inc.	4,803	1,589,176
	SNT Corp.	93,800	277,325
*	Soft99 Corp.	71,500	407,705
	Sotoh Co., Ltd.	49,700	497,409
	SPK Corp.	16,800	226,859
	SRI Sports, Ltd.	12	12,557
	St Marc Holdings Co., Ltd.	36,000	1,350,939
	Studio Alice Co., Ltd.	20,200	182,908
#	Suminoe Textile Co., Ltd.	257,000	472,107
	Sumitomo Forestry Co., Ltd.	280,666	1,977,454
*	Suzutan Co., Ltd.	9,500	20,686
*	SxL Corp.	493,000	288,416
	T RAD Co., Ltd.	253,000	889,051
#	Tac Co., Ltd.	8,600	37,282
	Tachikawa Corp.	50,800	235,884
	Tachi-S Co., Ltd.	108,140	1,467,780
	Tact Home Co., Ltd.	173	129,436
#	Taiho Kogyo Co., Ltd.	94,600	690,974
	Takamatsu Construction Group Co., Ltd.	86,400	1,155,997
	Taka-Q Co., Ltd.	51,500	86,409
*	Take & Give Needs Co., Ltd.	1,380	98,558
	Takihyo Co., Ltd.	2,000	8,993
	Tamron Co., Ltd.	22,500	461,837
*	TASAKI & CO., Ltd.	626,000	527,396
	Taya Co., Ltd.	5,000	40,255
	TBK Co., Ltd.	72,000	290,034
*	TDF Corp.	11,000	16,296
#	Teikoku Piston Ring Co., Ltd.	97,900	774,159
	Teikoku Sen-I Co., Ltd.	78,000	442,850
#*	Telepark Corp.	504	727,817
*	Ten Allied Co., Ltd.	50,000	181,392
	Tigers Polymer Corp.	59,000	235,687
*	Toabo Corp.	130,000	106,227
	Toei Co., Ltd.	267,000	1,197,772
*	Tokai Kanko Co., Ltd.	505,999	145,249
	Tokai Rubber Industries, Ltd.	122,200	1,327,743
*	Tokai Senko K.K.	243,000	219,308
#	Token Corp.	11,740	346,892
	Tokyo Dome Corp.	638,200	1,628,087
#	Tokyo Individualized Educational Institute, Inc.	69,100	211,274
	Tokyo Kaikan Co., Ltd.	12,000	48,987
	Tokyo Soir Co., Ltd.	49,000	106,550
	Tokyo Style Co., Ltd.	262,700	2,042,755
	Tokyotokeiba Co., Ltd.	790,000	1,136,343
	Tokyu Recreation Co., Ltd.	77,000	471,858
#	Tomy Co., Ltd.	286,393	2,300,245
#*	Tonichi Carlife Group, Inc.	246,000	239,241
	Topre Corp.	176,600	1,315,270
#	Toridoll.corp.	125	218,622
*	Totenko Co., Ltd.	57,000	96,185
	Touei Housing Corp.	72,740	729,168
	Tow Co., Ltd.	5,400	30,221
	Toyo Tire & Rubber Co., Ltd.	706,000	1,474,022
	Toyobo Co., Ltd.	2,084,000	3,346,496
#*	TS Tech Co., Ltd.	148,300	2,474,869

*	Tsukamoto Co., Ltd.	52,000	$43,662
	Tsutsumi Jewelry Co., Ltd.	47,000	1,175,374
	TV Asahi Corp.	208	279,259
	TV Tokyo Corp.	4,500	83,813
#*	Unipres Corp.	78,600	1,301,244
#*	United Arrows, Ltd.	54,300	733,452
*	Unitika, Ltd.	1,629,000	1,368,159
	U-Shin, Ltd.	94,500	788,138
	Watabe Wedding Corp.	29,500	307,811
#	Watami Food Service Co., Ltd.	99,500	1,903,701
#	Xebio Co., Ltd.	81,400	1,585,070
	Yamatane Corp.	54,000	73,055
	Yamato International, Inc.	29,800	132,333
	Yellow Hat, Ltd.	73,700	517,263
	Yokohama Reito Co., Ltd.	175,000	1,220,032
#	Yomiuri Land Co., Ltd.	229,000	815,553
	Yonex Co., Ltd.	40,000	280,726
#	Yorozu Corp.	69,500	1,161,912
#	Yoshinoya Holdings Co., Ltd.	2,072	2,566,655
#	Zenrin Co., Ltd.	124,700	1,348,633
#	Zensho Co., Ltd.	282,900	2,763,855
Total Consumer Discretionary			280,990,307

Consumer Staples — (8.5%)
*	Aeon Hokkaido Corp.	400,200	1,300,295
	Ahjikan Co., Ltd.	10,500	92,431
*	Ain Pharmaciez, Inc.	17,500	609,245
	Arcs Co., Ltd.	12,500	170,193
#	Ariake Japan Co., Ltd.	99,600	1,524,066
	Cawachi, Ltd.	78,900	1,395,396
#	Chubu Shiryo Co., Ltd.	89,000	568,292
	Chuo Gyorui Co., Ltd.	93,000	192,726
	Circle K Sunkus Co., Ltd.	79,600	1,064,851
	Coca-Cola Central Japan Co., Ltd.	106,300	1,432,523
	cocokara fine HOLDINGS, Inc.	36,060	795,655
	Cosmos Pharmaceutical Corp.	15,600	436,404
	CVS Bay Area, Inc.	51,000	64,698
	Daikokutenbussan Co., Ltd.	800	26,680
#	Dr Ci:Labo Co., Ltd.	319	1,095,192
	Dydo Drinco, Inc.	47,800	1,655,048
	Echo Trading Co., Ltd.	11,000	135,697
	Ensuiko Sugar Refining Co., Ltd.	103,000	175,332
#	Fancl Corp.	152,800	2,440,311
#*	First Baking Co., Ltd.	183,000	225,932
#	Fuji Oil Co., Ltd.	168,600	2,535,112
	Fujicco Co., Ltd.	117,600	1,456,541
#*	Fujiya Co., Ltd.	474,000	920,437
	Hagoromo Foods Corp.	40,000	543,164
	Harashin Narus Holdings Co., Ltd.	61,500	762,918
*	Hayashikane Sangyo Co., Ltd.	299,000	311,498
#	Heiwado Co., Ltd.	146,600	1,716,234
	Hohsui Corp.	120,000	155,757
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	436,241
	Hokuto Corp.	101,600	2,274,483
	Inageya Co., Ltd.	175,000	1,916,916
	ITO EN, Ltd.	85,300	1,402,231
	Itochu-Shokuhin Co., Ltd.	26,500	915,679
	Itoham Foods, Inc.	642,800	2,157,580
	Izumiya Co., Ltd.	292,000	1,067,857
	J-Oil Mills, Inc.	457,000	1,276,920
#	Kameda Seika Co., Ltd.	70,000	1,415,333

	Kasumi Co., Ltd.	196,100	$1,046,042
	Kato Sangyo Co., Ltd.	104,800	1,548,160
#	Key Coffee, Inc.	75,000	1,363,751
	Kirindo Co., Ltd.	28,300	130,910
*	Kose Corp.	33,800	803,188
	Kyodo Shiryo Co., Ltd.	330,000	399,501
	Kyokuyo Co., Ltd.	370,000	780,128
#	Life Corp.	183,400	2,815,630
#	Lion Corp.	3,000	16,353
#	Mandom Corp.	81,100	2,184,802
	Marudai Food Co., Ltd.	443,000	1,381,711
#	Maruetsu, Inc. (The)	362,000	1,470,636
	Maruha Nichiro Holdings, Inc.	1,589,069	2,647,287
*	Maruya Co., Ltd.	10,400	15,642
#	Matsumotokiyoshi Holdings Co., Ltd.	14,600	263,204
*	Maxvalu Tohok Co., Ltd.	18,200	132,763
	Maxvalu Tokai Co., Ltd.	59,400	735,674
#	Megmilk Snow Brand Co., Ltd.	178,400	3,353,070
#	Meito Sangyo Co., Ltd.	54,900	796,580
	Mercian Corp.	350,000	688,776
	Mikuni Coca-Cola Bottling Co., Ltd.	166,600	1,456,310
#	Milbon Co., Ltd.	42,740	1,183,564
	Ministop Co., Ltd.	66,700	984,517
#	Mitsui Sugar Co., Ltd.	434,850	1,748,058
	Miyoshi Oil & Fat Co., Ltd.	261,000	441,758
	Morinaga & Co., Ltd.	886,000	2,115,480
	Morinaga Milk Industry Co., Ltd.	843,000	3,624,692
	Morishita Jinton Co., Ltd.	47,800	139,887
	Morozoff, Ltd.	108,000	362,636
#	Nagatanien Co., Ltd.	111,000	1,159,222
#	Nakamuraya Co., Ltd.	203,000	1,094,037
#	Nichimo Co., Ltd.	112,000	187,987
	Nichirei Corp.	511,000	2,175,666
	Nihon Chouzai Co., Ltd.	22,380	825,106
	Niitaka Co., Ltd.	7,260	84,491
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,198,093
	Nippon Flour Mills Co., Ltd.	557,000	2,872,141
*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	304,259
#	Nippon Suisan Kaisha, Ltd.	635,700	2,095,082
	Nisshin Oillio Group, Ltd. (The)	525,000	2,396,750
	Nissin Sugar Manufacturing Co., Ltd.	149,000	316,490
	Nitto Flour Milling Co., Ltd.	64,000	237,665
*	Noevir Co., Ltd.	1,900	21,653
#	Oenon Holdings, Inc.	247,000	547,086
#	Oie Sangyo Co., Ltd.	20,900	197,162
	Okuwa Co., Ltd.	111,000	1,005,062
	Olympic Corp.	65,000	510,575
	Pietro Co., Ltd.	10,300	101,033
	Pigeon Corp.	67,800	2,155,574
	Poplar Co., Ltd.	25,760	153,221
	Prima Meat Packers, Ltd.	671,000	708,817
#	Riken Vitamin Co., Ltd.	79,200	2,347,955
	Rock Field Co., Ltd.	47,000	736,410
	Ryoshoku, Ltd.	96,400	2,268,582
	S Foods, Inc.	70,000	575,448
#	Sakata Seed Corp.	157,400	2,094,683
	San-A Co., Ltd.	2,100	79,852
	Shoei Foods Corp.	44,000	298,979
	Showa Sangyo Co., Ltd.	502,000	1,525,742
	Sogo Medical Co., Ltd.	23,000	614,242
	Sonton Food Industry Co., Ltd.	43,000	334,017

	Starzen Co., Ltd.	279,000	$772,132
#	Sugi Holdings Co., Ltd.	60,000	1,353,441
	Takara Holdings, Inc.	446,000	2,513,513
	Three F Co., Ltd.	17,700	110,007
	Tobu Store Co., Ltd.	215,000	643,836
	TOHO Co., Ltd.	158,000	552,480
	Tohto Suisan Co., Ltd.	120,000	176,686
	Torigoe Co., Ltd. (The)	84,500	760,874
#	Toyo Sugar Refining Co., Ltd.	157,000	182,819
	Tsukiji Uoichiba Co., Ltd.	57,000	81,830
	Tsuruha Holdings, Inc.	45,200	1,903,982
*	Unicafe, Inc.	15,060	86,316
#*	Unihair Co., Ltd.	133,550	1,770,536
	UNY Co., Ltd.	57,200	452,950
	Uoriki Co., Ltd.	400	4,814
	Valor Co., Ltd.	167,200	1,271,943
	Warabeya Nichiyo Co., Ltd.	51,360	578,639
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	503,646
	Yaoko Co., Ltd.	39,500	1,128,721
	Yomeishu Seizo Co., Ltd.	100,000	970,342
	Yonekyu Corp.	96,000	759,232
	Yuasa Funashoku Co., Ltd.	112,000	264,442
#	Yukiguni Maitake Co., Ltd.	104,256	642,598
	Yutaka Foods Corp.	6,000	105,254
Total Consumer Staples			120,110,693

Energy — (1.0%)
*	AOC Holdings, Inc.	139,600	608,414
	BP Castrol K.K.	69,800	264,402
#*	Fuji Kosan Co., Ltd.	264,000	205,819
	Itochu Enex Co., Ltd.	290,000	1,381,544
	Japan Oil Transportation Co., Ltd.	79,000	174,033
	Kanto Natural Gas Development Co., Ltd.	147,000	777,292
	Kyoei Tanker Co., Ltd.	115,000	202,794
	Mitsuuroko Co., Ltd.	167,500	1,035,600
#	Modec, Inc.	73,200	1,150,080
#	Nippon Gas Co., Ltd.	148,900	2,432,589
	Nippon Seiro Co., Ltd.	64,000	199,210
	Sala Corp.	129,500	788,812
	San-Ai Oil Co., Ltd.	259,000	1,132,722
#	Shinko Plantech Co., Ltd.	154,000	1,400,373
	Sinanen Co., Ltd.	239,000	979,567
*	Toa Oil Co., Ltd.	360,000	388,146
	Toyo Kanetsu K.K.	466,000	764,963
Total Energy			13,886,360

Financials — (9.0%)
	Aichi Bank, Ltd. (The)	35,900	2,252,933
#	Airport Facilities Co., Ltd.	120,570	467,950
	Akita Bank, Ltd. (The)	679,400	2,271,318
	Aomori Bank, Ltd. (The)	622,000	1,573,641
*	Arealink Co., Ltd.	2,544	98,983
#	Awa Bank, Ltd. (The)	227,000	1,573,264
	Bank of Iwate, Ltd. (The)	57,200	2,517,025
	Bank of Nagoya, Ltd. (The)	485,297	1,535,664
	Bank of Okinawa, Ltd. (The)	88,100	3,289,646
	Bank of Saga, Ltd. (The)	591,000	1,707,523
	Bank of the Ryukyus, Ltd.	126,180	1,539,074
#*	Cedyna Financial Corp.	577,450	928,679
	Century Tokyo Leasing Corp.	260,590	3,149,628
*	Chiba Kogyo Bank, Ltd. (The)	169,600	1,009,724

	Chukyo Bank, Ltd. (The)	667,000	$2,092,144
	Daibiru Corp.	169,200	1,254,828
	Daiko Clearing Services Corp.	49,700	179,991
#*	Daikyo, Inc.	948,000	1,284,716
	Daisan Bank, Ltd. (The)	621,000	1,876,013
#	Daishi Bank, Ltd. (The)	682,000	2,295,727
	Daito Bank, Ltd. (The)	485,000	336,702
	Ehime Bank, Ltd. (The)	608,000	1,616,647
	Eighteenth Bank, Ltd. (The)	628,000	1,731,560
	FIDEA Holdings Co., Ltd.	57,800	129,377
*	Fuji Fire & Marine Insurance Co., Ltd.	526,000	710,954
	Fukui Bank, Ltd. (The)	841,000	2,873,674
	Fukushima Bank, Ltd.	836,000	490,794
	Fuyo General Lease Co., Ltd.	80,800	2,024,897
*	Goldcrest Co., Ltd.	60,640	1,143,934
	Heiwa Real Estate Co., Ltd.	248,000	590,946
	Higashi-Nippon Bank, Ltd.	626,000	1,163,248
	Higo Bank, Ltd. (The)	344,000	1,805,914
	Hokkoku Bank, Ltd. (The)	709,000	2,830,777
	Hokuetsu Bank, Ltd. (The)	875,000	1,571,711
	Hyakugo Bank, Ltd. (The)	628,609	2,705,672
	Hyakujishi Bank, Ltd. (The)	551,000	2,092,824
*	IBJ Leasing Co., Ltd.	82,100	1,610,043
	Ichiyoshi Securities Co., Ltd.	156,000	1,085,191
	Iida Home Max	48,100	374,477
	Juroku Bank, Ltd.	530,000	1,754,412
#*	kabu.com Securities Co., Ltd.	263,600	1,007,664
	Kagoshima Bank, Ltd. (The)	186,000	1,136,572
	Keihanshin Real Estate Co., Ltd.	13,700	61,791
*	Keiyo Bank, Ltd. (The)	86,000	426,956
#*	Kenedix, Inc.	1,849	327,346
	Kirayaka Bank, Ltd.	98,000	91,531
	Kita-Nippon Bank, Ltd. (The)	29,706	752,765
	Kiyo Holdings, Inc.	2,141,900	3,003,714
#	Kobayashi Yoko Co., Ltd.	265,200	692,938
#	Kosei Securities Co., Ltd.	295,000	293,694
#	Kyokuto Securities Co., Ltd.	38,700	307,135
#*	Leopalace21 Corp.	391,985	650,997
	Marusan Securities Co., Ltd.	256,000	1,317,337
	Michinoku Bank, Ltd. (The)	524,000	1,142,680
	Minato Bank, Ltd. (The)	1,025,000	1,637,925
	Mito Securities Co., Ltd.	254,000	483,543
	Miyazaki Bank, Ltd. (The)	540,000	1,475,284
#*	Mizuho Investors Securities Co., Ltd.	1,395,500	1,340,556
#	Monex Group, Inc.	4,629	1,559,173
*	Musashino Bank, Ltd.	95,800	2,953,974
	Nagano Bank, Ltd. (The)	314,000	621,022
	Nanto Bank, Ltd. (The)	63,000	368,224
*	New Real Property K.K.	43,900	—
#*	NIS Group Co., Ltd.	1,015,125	85,503
	Nisshin Fudosan Co., Ltd.	99,000	569,917
	Ogaki Kyoritsu Bank, Ltd. (The)	818,000	2,510,377
	Oita Bank, Ltd. (The)	522,900	1,717,748
	Okasan Securities Group, Inc.	594,000	1,985,818
	Ricoh Leasing Co., Ltd.	75,300	1,861,161
#	RISA Partners, Inc.	491	219,634
	San-in Godo Bank, Ltd. (The)	276,000	1,978,017
	Sankei Building Co., Ltd.	165,300	902,215
	Shikoku Bank, Ltd.	750,000	2,438,328
#	Shimizu Bank, Ltd.	32,100	1,357,748
#*	Sumitomo Real Estate Sales Co., Ltd.	33,200	1,504,139

#*	Sun Frontier Fudousan Co., Ltd.	208	$25,860
	Takagi Securities Co., Ltd.	206,000	287,129
	TOC Co., Ltd.	417,650	1,825,864
	Tochigi Bank, Ltd.	424,000	1,788,595
#	Toho Bank, Ltd.	808,200	2,284,415
	Toho Real Estate Co., Ltd.	140,700	861,229
	Tohoku Bank, Ltd.	389,000	648,071
	Tokai Tokyo Financial Holdings, Inc.	898,000	2,961,622
	Tokyo Rakutenchi Co., Ltd.	222,000	878,295
	Tokyo Tatemono Co., Ltd.	908,000	3,485,057
*	Tokyo Tatemono Real Estate Sales Co., Ltd.	2,300	6,618
	Tokyo Theatres Co., Inc.	290,000	409,969
	Tokyo Tomin Bank, Ltd.	110,100	1,211,633
	Tokyu Livable, Inc.	98,500	1,057,314
	Tomato Bank, Ltd.	397,000	789,737
*	TOMONY Holdings, Inc.	536,550	1,727,732
*	Tosei Corp.	19	6,797
	Tottori Bank, Ltd.	328,000	830,928
	Towa Bank, Ltd.	884,000	761,668
	Toyo Securities Co., Ltd.	307,000	460,221
*	Tsukuba Bank, Ltd.	188,800	595,386
	Yachiyo Bank, Ltd. (The)	1,400	31,797
	Yamagata Bank, Ltd.	584,500	2,788,127
#	Yamanashi Chuo Bank, Ltd.	435,000	1,744,466
Total Financials			127,794,181

Health Care — (3.7%)
#	Aloka Co., Ltd.	83,300	551,601
	As One Corp.	68,868	1,330,003
	ASKA Pharmaceutical Co., Ltd.	101,000	680,271
*	BML, Inc.	25,200	633,497
	CMIC Co., Ltd.	710	222,654
	Create Medic Co., Ltd.	28,000	291,545
	Eiken Chemical Co., Ltd.	78,900	785,149
#	EPS Co., Ltd.	158	404,563
	FALCO SD HOLDINGS Co., Ltd.	34,300	300,792
#	Fuso Pharmaceutical Industries, Ltd.	320,000	962,056
	Hitachi Medical Corp.	81,000	530,167
	Hogy Medical Co., Ltd.	49,000	2,368,218
	Iwaki & Co., Ltd.	55,000	134,716
*	J Bridge Corp.	380,800	55,078
	Japan Medical Dynamic Marketing, Inc.	44,900	113,745
#	Jeol, Ltd.	258,000	769,029
	JMS Co., Ltd.	126,000	450,133
#	Kaken Pharmaceutical Co., Ltd.	335,000	3,491,272
	Kawanishi Holdings, Ltd.	7,400	66,374
	Kawasumi Laboratories, Inc.	45,000	265,168
#	Kissei Pharmaceutical Co., Ltd.	78,000	1,515,849
#*	KYORIN Holdings, Inc.	177,000	2,744,397
#*	M3, Inc.	259	1,145,845
#	Mochida Pharmaceutical Co., Ltd.	152,000	1,561,317
	Nagaileben Co., Ltd.	6,200	154,136
#	Nichii Gakkan Co.	218,400	1,986,034
	Nihon Kohden Corp.	151,200	3,118,014
	Nikkiso Co., Ltd.	237,000	1,825,933
#	Nippon Chemiphar Co., Ltd.	131,000	436,462
	Nippon Shinyaku Co., Ltd.	229,000	3,182,357
	Nipro Corp.	180,100	3,769,683
	Nissui Pharmaceutical Co., Ltd.	66,100	548,693
#	Paramount Bed Co., Ltd.	82,000	2,211,593
	Rion Co., Ltd.	5,000	32,326

	Rohto Pharmaceutical Co., Ltd.	80,000	$998,954
#*	Sawai Pharmaceutical Co., Ltd.	28,300	2,547,359
	Seikagaku Corp.	173,000	1,878,469
#	Shin Nippon Biomedical Laboratories, Ltd.	24,700	108,776
	SHIP HEALTHCARE HOLDINGS, Inc.	94,000	819,224
*	Toho Holdings Co., Ltd.	101,200	1,431,270
#	Torii Pharmaceutical Co., Ltd.	62,700	1,171,930
#	Towa Pharmaceutical Co., Ltd.	42,300	2,380,756
	Vital KSK Holdings, Inc.	142,400	966,005
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	349,573
#	ZERIA Pharmaceutical Co., Ltd.	105,000	1,278,057
Total Health Care			52,569,043

Industrials — (22.4%)
*	A&A Material Corp.	235,000	146,581
	Advan Co., Ltd.	99,400	720,162
*	Advanex, Inc.	73,000	78,639
	Aeon Delight Co., Ltd.	81,100	1,519,269
	Aica Kogyo Co., Ltd.	233,500	2,668,166
#*	Aichi Corp.	132,000	522,862
	Aida Engineering, Ltd.	261,000	916,427
	Airtech Japan, Ltd.	19,900	97,578
#	Alps Logistics Co., Ltd.	52,500	552,526
	Altech Co., Ltd.	23,000	59,390
	Altech Corp.	37,150	287,791
#	Amano Corp.	268,700	2,184,803
	Ando Corp.	257,000	310,620
	Anest Iwata Corp.	149,000	489,899
#	Asahi Diamond Industrial Co., Ltd.	228,000	4,385,746
	Asahi Holdings, Inc.	110,750	2,554,761
	Asahi Kogyosha Co., Ltd.	99,000	419,576
*	Asanuma Corp.	977,000	610,665
	Asia Air Survey Co., Ltd.	32,000	80,946
	Asunaro Aoki Construction Co., Ltd.	166,500	752,146
	Ataka Construction & Engineering Co., Ltd.	60,000	164,648
	Bando Chemical Industries, Ltd.	332,000	1,234,360
	Benefit One, Inc.	3	2,300
#	Bidec Servo Corp.	78,000	398,698
	Biken Techno Corp.	14,100	68,044
	Bunka Shutter Co., Ltd.	227,000	590,332
*	C&I Holdings Co., Ltd.	405,500	29,462
	Central Glass Co., Ltd.	601,000	2,395,424
#	Central Security Patrols Co., Ltd.	44,700	406,709
	Chudenko Corp.	130,500	1,468,969
	Chugai Ro Co., Ltd.	327,000	1,094,599
	CKD Corp.	229,700	1,529,104
#	Commuture Corp.	137,202	705,551
#	Comsys Holdings Corp.	183,000	1,682,488
	Cosel Co., Ltd.	104,700	1,259,778
	CTI Engineering Co., Ltd.	44,000	232,695
	Dai-Dan Co., Ltd.	156,000	731,627
	Daido Kogyo Co., Ltd.	145,000	294,019
#	Daifuku Co., Ltd.	231,000	1,177,953
	Daihen Corp.	428,000	1,803,435
	Daiho Corp.	878,000	651,029
#*	Daiichi Chuo Kisen Kaisha	337,000	816,022
	Daiichi Jitsugyo Co., Ltd.	180,000	546,383
	Daimei Telecom Engineering Corp.	140,000	908,883
#	Daiseki Co., Ltd.	143,463	2,707,232
*	Daisue Construction Co., Ltd.	271,500	96,878
	Daiwa Industries, Ltd.	169,000	813,263

	Daiwa Odakyu Construction Co., Ltd.	63,500	$173,214
*	Danto Holdings Corp.	475,000	467,204
	Denyo Co., Ltd.	90,600	652,755
*	Dijet Industrial Co., Ltd.	80,000	107,184
	DMW Corp.	4,800	93,381
#*	Dream Incubator, Inc.	168	106,735
*	Duskin Co., Ltd.	173,800	3,127,041
#*	Enshu, Ltd.	142,000	151,767
	Freesia Macross Corp.	1,355,000	212,028
*	Fujisash Co., Ltd.	49,300	19,468
	Fujitec Co., Ltd.	304,000	1,498,429
#	Fukuda Corp.	657,000	1,310,399
*	Fukusima Industries Corp.	29,700	249,484
#	Fukuyama Transporting Co., Ltd.	412,400	2,126,882
	Funai Consulting Co., Ltd.	99,300	596,179
*	Furukawa Co., Ltd.	1,317,000	1,420,327
#	Furusato Industries, Ltd.	50,600	288,232
	Futaba Corp.	146,800	2,442,290
	Gecoss Corp.	113,600	425,980
*	Hamai Co., Ltd.	92,000	150,026
	Hanwa Co., Ltd.	697,000	2,739,396
*	Hazama Corp.	285,800	239,892
	Hibiya Engineering, Ltd.	120,300	1,080,348
#	Hitachi Cable, Ltd.	404,000	1,055,635
	Hitachi Metals Techno, Ltd.	57,500	253,387
	Hitachi Tool Engineering, Ltd.	94,000	1,080,031
	Hitachi Transport System, Ltd.	27,400	414,664
#	Hitachi Zosen Corp.	2,174,500	3,050,306
	Hokuetsu Industries Co., Ltd.	85,000	128,194
	Hokuriku Electrical Construction Co., Ltd.	56,000	154,612
	Hosokawa Micron Corp.	133,000	435,369
#*	Howa Machinery, Ltd.	379,000	348,818
	Ichiken Co., Ltd.	87,000	105,391
*	ICHINEN HOLDINGS CO., LTD.	71,100	309,253
	Idec Corp.	130,900	1,194,121
	IHI Transport Machinery Co., Ltd.	73,000	317,595
#	Iino Kaiun Kaisha, Ltd.	334,300	1,785,984
	Inaba Denki Sangyo Co., Ltd.	82,100	2,044,411
	Inaba Seisakusho Co., Ltd.	60,800	538,754
	Inabata & Co., Ltd.	195,600	989,910
	Inui Steamship Co., Ltd.	80,800	446,873
#*	Iseki & Co., Ltd.	718,000	1,961,015
#	Ishii Iron Works Co., Ltd.	110,000	189,987
*	Ishikawa Seisakusho, Ltd.	101,000	91,965
	Ishikawajima Construction Materials Co., Ltd.	202,000	202,161
	Itoki Corp.	174,200	503,708
#	Iwatani International Corp.	847,000	2,454,827
#*	Jalux, Inc.	43,300	336,575
	Jamco Corp.	82,000	644,886
#*	Japan Airport Terminal Co., Ltd.	105,000	1,737,514
#*	Japan Bridge Corp.	25,900	56,343
	Japan Foundation Engineering Co., Ltd.	95,600	210,257
	Japan Kenzai Co., Ltd.	93,440	415,342
	Japan Pulp & Paper Co., Ltd.	449,000	1,485,964
	Japan Transcity Corp.	231,000	764,449
	JFE Shoji Holdings, Inc.	311,000	1,265,580
	K.R.S. Corp.	38,200	413,394
	Kamei Corp.	118,000	520,677
	Kanaden Corp.	118,000	650,303
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,002,951
	Kanamoto Co., Ltd.	112,000	612,566

	Kandenko Co., Ltd.	164,000	$984,984
*	Kanematsu Corp.	1,442,625	1,209,901
#*	Kanematsu-NNK Corp.	113,000	147,016
	Katakura Industries Co., Ltd.	109,900	1,130,839
#	Kato Works Co., Ltd.	197,000	368,815
#	KAWADA TECHNOLOGIES, Inc.	104,500	1,816,973
	Kawagishi Bridge Works Co., Ltd.	38,000	110,791
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	325,418
	Keihin Co., Ltd. (The)	199,000	219,583
#	Kimura Chemical Plants Co., Ltd.	59,400	393,257
	Kinki Sharyo Co., Ltd.	176,000	799,557
	Kintetsu World Express, Inc.	75,700	1,785,746
#*	Kitagawa Iron Works Co., Ltd.	335,000	521,272
	Kitano Construction Corp.	252,000	603,041
	Kitazawa Sangyo Co., Ltd.	54,500	124,241
	Kitz Corp.	397,000	1,623,185
	Kodensha Co., Ltd. (The)	25,000	57,129
	Koike Sanso Kogyo Co., Ltd.	152,000	381,055
*	Koito Industries, Ltd.	102,000	182,159
	Kokuyo Co., Ltd.	200,125	1,581,381
	Komai Tekko, Inc.	109,000	204,113
	Komatsu Wall Industry Co., Ltd.	32,900	298,445
	Komori Corp.	143,100	1,665,003
	Kondotec, Inc.	40,500	283,517
*	Kosaido Co., Ltd.	364,000	544,454
*	Kumagai Gumi Co., Ltd.	583,800	370,552
#	Kuroda Electric Co., Ltd.	109,900	1,282,263
	Kyodo Printing Co., Ltd.	303,000	729,864
	Kyoei Sangyo Co., Ltd.	97,000	181,323
	Kyokuto Boeki Kaisha, Ltd.	58,000	87,554
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	544,125
	Kyosan Electric Manufacturing Co., Ltd.	213,000	949,858
	Kyowa Exeo Corp.	301,100	2,718,264
#	Kyudenko Corp.	195,000	1,065,754
*	Lonseal Corp.	116,000	112,809
	Maeda Corp.	587,000	1,595,712
	Maeda Road Construction Co., Ltd.	274,000	2,035,247
*	Maezawa Industries, Inc.	35,700	67,675
	Maezawa Kasei Industries Co., Ltd.	50,700	499,723
	Maezawa Kyuso Industries Co., Ltd.	50,400	607,697
#*	Makino Milling Machine Co., Ltd.	322,000	2,182,389
	Marubeni Construction Material Lease Co., Ltd.	75,000	93,441
	Maruka Machinery Co., Ltd.	28,100	205,777
	Maruwn Corp.	66,000	169,500
#*	Maruyama Manufacturing Co., Inc.	150,000	303,910
	Maruzen Showa Unyu Co., Ltd.	296,000	1,002,569
#	Matsuda Sangyo Co., Ltd.	77,482	1,328,123
	Matsui Construction Co., Ltd.	98,600	409,002
	Max Co., Ltd.	181,000	2,050,111
#*	Meidensha Corp.	732,050	2,696,809
*	Meiji Machine Co., Ltd.	63,000	15,865
#	Meiji Shipping Co., Ltd.	106,100	453,276
	Meitec Corp.	130,100	2,414,925
	Meito Transportation Co., Ltd.	22,000	191,047
*	Meiwa Trading Co., Ltd.	140,000	377,621
	Mesco, Inc.	30,000	182,071
	Mitani Corp.	52,600	384,354
	Mitsubishi Kakoki Kaisha, Ltd.	229,000	461,338
	Mitsubishi Pencil Co., Ltd.	100,600	1,789,493
	Mitsuboshi Belting, Ltd.	274,000	1,333,010
	Mitsui Matsushima Co., Ltd.	338,000	523,053

	Mitsui-Soko Co., Ltd.	463,000	$1,702,578
	Mitsumura Printing Co., Ltd.	93,000	331,008
#	Miura Co., Ltd.	131,300	2,970,827
	Miura Printing Corp.	19,000	31,733
#*	Miyaji Engineering Group, Inc.	1,524,175	1,347,316
#*	Miyakoshi Corp.	48,400	181,794
*	Mori Denki Mfg. Co., Ltd.	625,000	60,630
#*	Mori Seiki Co., Ltd.	268,800	2,516,467
	Morita Holdings Corp.	156,000	841,694
#	Moshi Moshi Hotline, Inc.	104,400	2,515,955
	Mystar Engineering Corp.	15,600	64,758
	Nac Co., Ltd.	28,900	337,723
	Nachi-Fujikoshi Corp.	588,000	1,619,424
	Naikai Zosen Corp.	75,000	281,299
*	Nakano Corp.	103,000	228,412
	Narasaki Sangyo Co., Ltd.	56,000	61,638
	NEC Capital Solutions, Ltd.	45,100	562,148
#*	NEC Networks & System Integration Corp.	104,600	1,327,857
	New Tachikawa Aircraft Co., Ltd.	9,900	576,026
	Nichias Corp.	416,000	1,809,408
	Nichiban Co., Ltd.	122,000	438,220
*	Nichiden Corp.	1,000	30,463
	Nichiha Corp.	92,880	759,713
	Nichireki Co., Ltd.	96,000	392,286
#	Nihon M&A Center, Inc.	27	90,719
*	Nihon Spindle Manufacturing Co., Ltd.	115,000	228,081
	Nikko Co., Ltd.	127,000	392,390
	Nippo Corp.	244,000	1,633,713
	Nippon Carbon Co., Ltd.	396,000	1,254,392
	Nippon Conveyor Co., Ltd.	168,000	149,514
	Nippon Densetsu Kogyo Co., Ltd.	183,000	1,775,114
	Nippon Denwa Shisetu Co., Ltd.	203,000	654,902
	Nippon Filcon Co., Ltd.	73,100	395,502
	Nippon Hume Corp.	91,000	266,036
	Nippon Jogesuido Sekkei Co., Ltd.	289	337,843
#	Nippon Kanzai Co., Ltd.	46,200	752,452
	Nippon Koei Co., Ltd.	272,000	752,434
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	3,014,228
#	Nippon Seisen Co., Ltd.	107,000	585,361
#	Nippon Sharyo, Ltd.	211,000	1,029,562
	Nippon Shindo Co., Ltd.	8,000	14,723
	Nippon Signal Co., Ltd.	206,800	1,489,841
	Nippon Steel Trading Co., Ltd.	280,000	811,590
	Nippon Thompson Co., Ltd.	255,000	1,725,343
*	Nippon Tungsten Co., Ltd.	81,000	118,687
*	Nippon Yusoki Co., Ltd.	138,000	313,414
	Nishimatsu Construction Co., Ltd.	954,000	1,123,012
	Nishishiba Electric Co., Ltd.	101,000	150,904
	Nissei Corp.	104,600	794,667
*	Nissei Plastic Industrial Co., Ltd.	378,800	1,054,192
#	Nissha Printing Co., Ltd.	55,100	1,251,091
	Nissin Corp.	336,000	760,040
*	Nissin Electric Co., Ltd.	98,000	471,715
	Nitchitsu Co., Ltd.	58,000	137,985
	Nitta Corp.	101,200	1,559,053
#	Nitto Boseki Co., Ltd.	847,000	1,930,676
	Nitto Kogyo Corp.	143,400	1,225,916
#	Nitto Kohki Co., Ltd.	65,600	1,691,189
	Nitto Seiko Co., Ltd.	122,000	383,208
*	Nittoc Construction Co., Ltd.	316,000	184,998
*	Noda Corp.	169,300	377,851

	Nomura Co., Ltd.	205,000	$602,387
	Noritake Co., Ltd.	510,000	1,784,571
	Noritz Corp.	83,000	1,560,973
*	Oak Capital Corp.	55,735	83,570
	Obayashi Road Corp.	106,000	188,251
	Oiles Corp.	117,242	1,893,742
*	Okamoto Machine Tool Works, Ltd.	163,000	220,840
#	Okamura Corp.	273,900	1,492,399
	Okano Valve Manufacturing Co.	58,000	489,248
#*	Oki Electric Cable Co., Ltd.	90,000	134,863
#*	OKK Corp.	255,000	354,588
#*	OKUMA Corp.	383,000	2,118,714
	Okumura Corp.	716,400	2,426,271
	O-M, Ltd.	105,000	300,671
	Onoken Co., Ltd.	58,900	465,221
#	Organo Corp.	155,000	988,242
*	Oriental Shiraishi Corp.	442,800	—
*	Original Engineering Consultants Co., Ltd.	61,500	85,402
	OSG Corp.	180,200	1,769,316
	Oyo Corp.	101,300	818,482
#*	P.S. Mitsubishi Construction Co., Ltd.	76,800	192,253
	Park24 Co., Ltd.	118,700	1,265,603
	Pasco Corp.	23,000	53,035
	Pasona Group, Inc.	18	12,684
	Penta-Ocean Construction Co., Ltd.	841,000	1,261,476
	Pilot Corp.	730	1,329,883
	Pronexus, Inc.	133,200	739,242
	Raito Kogyo Co., Ltd.	193,700	437,761
	Rheon Automatic Machinery Co., Ltd.	64,000	169,349
*	Ryobi, Ltd.	548,200	2,036,374
*	Sailor Pen Co., Ltd.	110,000	66,120
	Sakai Heavy Industries, Ltd.	126,000	189,950
*	Sakurada Co., Ltd.	57,000	12,312
#*	Sanix, Inc.	157,400	284,322
	Sanki Engineering Co., Ltd.	245,000	1,789,993
#	Sanko Metal Industrial Co., Ltd.	118,000	212,341
*	Sankyo-Tateyama Holdings, Inc.	1,095,000	1,350,059
*	Sankyu, Inc.	680,000	2,676,385
	Sanritsu Corp.	16,700	117,849
	Sanwa Holdings Corp.	507,000	1,502,860
	Sanyo Denki Co., Ltd.	201,000	910,854
	Sanyo Engineering & Construction, Inc.	48,000	149,405
	Sanyo Industries, Ltd.	79,000	114,034
	Sasebo Heavy Industries Co., Ltd.	546,000	1,101,320
#	Sato Corp.	104,900	1,298,731
	Sato Shoji Corp.	65,300	383,895
*	Sawafuji Electric Co., Ltd.	42,000	83,376
	Secom Joshinetsu Co., Ltd.	33,900	858,042
	Secom Techno Service Co., Ltd.	37,500	1,117,265
	Seibu Electric Industry Co., Ltd.	67,000	253,525
	Seika Corp.	267,000	585,026
#*	Seikitokyu Kogyo Co., Ltd.	388,000	209,708
	Seino Holdings Co., Ltd.	191,000	1,158,816
	Sekisui Jushi Co., Ltd.	135,000	1,366,589
#	Senko Co., Ltd.	362,000	1,101,959
#	Senshu Electric Co., Ltd.	37,300	366,704
#	Shibusawa Warehouse Co., Ltd.	231,000	847,991
	Shibuya Kogyo Co., Ltd.	82,300	849,513
	Shima Seiki Manufacturing Co., Ltd.	73,500	1,513,555
	Shin Nippon Air Technologies Co., Ltd.	84,280	531,138
	Shin-Keisei Electric Railway Co., Ltd.	174,000	744,972

#	Shin-Kobe Electric Machinery Co., Ltd.	97,000	$844,646
	Shinmaywa Industries, Ltd.	399,000	1,477,801
#	Shinnihon Corp.	215,900	576,515
	Shinsho Corp.	202,000	433,251
#	Shinwa Kaiun Kaisha, Ltd.	403,000	1,097,431
	Sho-Bond Corp.	95,300	2,080,260
#	Shoko Co., Ltd.	316,000	465,775
#	Showa Aircraft Industry Co., Ltd.	112,000	805,440
#	Sinfonia Technology Co., Ltd.	474,000	965,525
	Sintokogio, Ltd.	191,800	1,385,809
	Soda Nikka Co., Ltd.	67,000	269,490
	Sohgo Security Services Co., Ltd.	203,600	2,106,663
#	Space Co., Ltd.	73,420	509,835
	Subaru Enterprise Co., Ltd.	59,000	164,134
	Sugimoto & Co., Ltd.	34,100	293,750
	Sumitomo Densetsu Co., Ltd.	104,600	400,836
*	Sumitomo Mitsui Construction Co., Ltd.	240,500	181,639
#	Sumitomo Precision Products Co., Ltd.	150,000	498,342
	Sumitomo Warehouse Co., Ltd.	335,000	1,679,234
*	Suzuki Metal Industry Co., Ltd.	71,000	122,399
*	SWCC Showa Holdings Co., Ltd.	831,000	717,476
*	Tadano, Ltd.	268,579	1,339,511
	Taihei Dengyo Kaisha, Ltd.	138,000	969,615
	Taihei Kogyo Co., Ltd.	244,000	867,819
	Taiheiyo Kouhatsu, Inc.	95,000	71,894
#	Taikisha, Ltd.	124,300	1,996,097
#	Takada Kiko Co., Ltd.	289,000	546,213
	Takano Co., Ltd.	52,000	281,024
	Takara Printing Co., Ltd.	38,055	298,919
	Takara Standard Co., Ltd.	483,000	3,130,460
#	Takasago Thermal Engineering Co., Ltd.	279,000	2,194,551
#	Takashima & Co., Ltd.	137,000	202,311
	Takigami Steel Construction Co., Ltd.	50,000	125,791
*	Takisawa Machine Tool Co., Ltd.	191,000	190,380
*	Takuma Co., Ltd.	297,000	683,393
*	Tanseisha Co., Ltd.	74,000	152,867
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	515,413
	TECHNO ASSOCIE Co., Ltd.	58,400	469,816
	Techno Ryowa, Ltd.	71,390	357,866
#	Teikoku Electric Manufacturing Co., Ltd.	31,800	625,182
*	Tekken Corp.	521,000	437,214
#*	Temp Holdings Co., Ltd.	16,600	151,321
	Teraoka Seisakusho Co., Ltd.	53,600	254,984
	Toa Corp.	744,000	738,238
	Toa Doro Kogyo Co., Ltd.	155,000	232,398
#*	Tobishima Corp.	1,548,500	408,387
	Tocalo Co., Ltd.	51,600	817,280
	Toda Corp.	656,000	2,156,210
	Todentu Corp.	121,000	186,914
	Toenec Corp.	204,000	1,124,638
	Tokai Lease Co., Ltd.	86,000	151,480
#	Toko Electric Corp.	88,000	506,878
	Tokyo Energy & Systems, Inc.	126,000	872,253
	TOKYO KEIKI, Inc.	265,000	355,489
#*	Tokyo Kikai Seisakusho, Ltd.	300,000	269,524
	Tokyo Sangyo Co., Ltd.	78,000	243,776
#	Tokyu Community Corp.	31,200	863,449
	Toli Corp.	207,000	332,537
#	Tomoe Corp.	115,500	374,114
	Tonami Holdings Co., Ltd.	331,000	706,041
	Toppan Forms Co., Ltd.	120,100	1,118,657

*	Tori Holdings Co., Ltd.	217,700	$57,723
#	Torishima Pump Manufacturing Co., Ltd.	80,500	1,296,735
#	Toshiba Machine Co., Ltd.	340,000	1,174,826
#	Toshiba Plant Kensetsu Co., Ltd.	182,450	2,441,237
*	Tosho Printing Co., Ltd.	243,000	408,254
	Totetsu Kogyo Co., Ltd.	122,000	716,636
#*	Totoku Electric Co., Ltd.	66,000	63,288
#	Toyo Electric Manufacturing Co., Ltd.	149,000	700,663
	Toyo Engineering Corp.	556,400	1,819,169
*	Toyo Machinery & Metal Co., Ltd.	42,400	116,355
*	Toyo Shutter Co., Ltd.	7,100	34,929
#	Toyo Tanso Co, Ltd.	25,400	1,298,850
	Toyo Wharf & Warehouse Co., Ltd.	274,000	482,644
	Trinity Industrial Corp.	56,000	188,159
	Trusco Nakayama Corp.	95,200	1,331,330
	Tsubakimoto Chain Co.	555,700	2,289,497
	Tsubakimoto Kogyo Co., Ltd.	97,000	249,834
#	Tsugami Corp.	252,000	1,622,571
	Tsukishima Kikai Co., Ltd.	121,000	782,120
	Tsurumi Manufacturing Co., Ltd.	94,000	606,918
	Tsuzuki Denki Co., Ltd.	75,000	300,542
	TTK Co., Ltd.	62,000	248,625
	Uchida Yoko Co., Ltd.	171,000	684,930
	Ueki Corp.	453,000	637,288
	Union Tool Co.	56,900	1,429,876
	Utoc Corp.	96,400	250,614
#*	Wakachiku Construction Co., Ltd.	1,710,000	837,854
	Weathernews, Inc.	26,700	404,740
#	Yahagi Construction Co., Ltd.	136,000	884,388
	YAMABIKO Corp.	28,782	250,010
	Yamato Corp.	82,000	312,429
	Yamaura Corp.	40,500	95,098
#	Yamazen Co., Ltd.	294,000	1,133,580
	Yasuda Warehouse Co., Ltd. (The)	98,200	574,185
	Yokogawa Bridge Holdings Corp.	139,400	911,252
	Yondenko Corp.	133,800	542,960
*	Yuasa Trading Co., Ltd.	779,000	747,739
	Yuken Kogyo Co., Ltd.	156,000	303,023
	Yurtec Corp.	221,000	830,277
*	Yusen Air & Sea Service Co., Ltd.	47,900	682,432
#	Yushin Precision Equipment Co., Ltd.	53,334	1,008,727
Total Industrials			317,844,027

Information Technology — (9.3%)
	Ai Holdings Corp.	182,600	612,008
	Aichi Tokei Denki Co., Ltd.	113,000	322,246
#	Aiphone Co., Ltd.	70,900	1,122,995
	Allied Telesis Holdings K.K.	470,700	613,159
#	Alpha Systems, Inc.	27,300	538,490
#*	Alps Electric Co., Ltd.	281,695	2,314,179
#*	Anritsu Corp.	435,000	2,756,486
	AOI Electronic Co., Ltd.	37,400	400,933
*	Apic Yamada Corp.	36,000	109,674
	Arisawa Manufacturing Co., Ltd.	14,400	89,794
	Asahi Net, Inc.	21,000	72,172
	CAC Corp.	68,700	516,174
#	Canon Electronics, Inc.	68,200	1,743,950
#	Capcom Co., Ltd.	163,100	2,560,261
	Chino Corp.	151,000	358,374
#	CMK Corp.	74,300	330,858
	Computer Engineering & Consulting, Ltd.	61,500	286,809

	Core Corp.	45,700	$365,511
	Cresco, Ltd.	23,200	119,702
#*	CSK Holdings Corp.	431,900	1,556,803
	Cybernet Systems Co., Ltd.	85	24,416
#	Cybozu, Inc.	683	194,481
*	Daiko Denshi Tsushin, Ltd.	12,000	15,121
#*	Dainippon Screen Manufacturing Co., Ltd.	726,000	3,745,387
	Denki Kogyo Co., Ltd.	234,000	1,037,982
	DKK TOA Corp.	31,000	88,106
	DTS Corp.	84,900	860,356
#	Dwango Co., Ltd.	231	462,475
#	Eizo Nanao Corp.	73,100	1,543,964
*	Elematec Corp.	1,700	21,078
*	Elna Co., Ltd.	97,000	100,028
	Enplas Corp.	7,400	103,270
	ESPEC Corp.	79,800	482,797
*	Faith, Inc.	54	4,211
#*	FDK Corp.	409,000	582,825
*	Fuji Electronics Co., Ltd.	1,200	14,254
#	Fuji Soft, Inc.	96,400	1,485,376
*	Fujitsu Component, Ltd.	139	59,748
	Fujitsu Frontech, Ltd.	78,600	584,388
	Fuso Dentsu Co., Ltd.	16,000	56,887
	Future Architect, Inc.	1,206	426,356
	GMO Internet, Inc.	48,100	169,970
	Hakuto Co., Ltd.	69,100	614,200
	Hioki EE Corp.	5,600	116,152
	Hitachi Business Solution Co., Ltd.	43,200	382,630
	Hitachi Kokusai Electric, Inc.	239,500	1,816,187
	Hochiki Corp.	97,000	489,817
	Hokuriku Electric Industry Co., Ltd.	289,000	564,806
	Horiba, Ltd.	119,000	2,911,653
#	Hosiden Corp.	241,300	2,190,170
#	Icom, Inc.	47,600	1,242,016
#*	Ikegami Tsushinki Co., Ltd.	174,000	114,830
#	Ines Corp.	153,900	982,196
	I-Net Corp.	47,800	260,533
	Information Services International-Dentsu, Ltd.	76,700	534,647
	Innotech Corp.	2,000	10,636
#*	Internet Initiative Japan, Inc.	407	1,076,992
	Ishii Hyoki Co., Ltd.	23,700	226,789
	IT Holdings Corp.	262,001	2,834,045
#	ITC Networks Corp.	28,800	153,734
	Itfor, Inc.	1,900	6,112
*	Iwatsu Electric Co., Ltd.	303,000	231,819
	Japan Aviation Electronics Industry, Ltd.	240,600	1,466,825
	Japan Business Computer Co., Ltd.	73,200	443,548
#	Japan Cash Machine Co., Ltd.	84,315	645,513
#	Japan Digital Laboratory Co., Ltd.	104,900	1,050,848
	Japan Radio Co., Ltd.	376,000	864,760
	Jastec Co., Ltd.	61,400	382,698
	JBIS Holdings, Inc.	79,600	338,272
	JIEC Co., Ltd.	199	192,605
	Kaga Electronics Co., Ltd.	95,100	1,035,576
#	Kakaku.com, Inc.	573	3,321,478
*	Kanematsu Electronics, Ltd.	83,100	801,343
	Kawatetsu Systems, Inc.	174	144,591
	Koa Corp.	144,800	1,380,629
*	Kubotek Corp.	370	102,092
	Kyoden Co., Ltd.	160,000	218,604
	Kyowa Electronic Instruments Co., Ltd.	52,000	168,018

	Macnica, Inc.	47,900	$939,460
	Macromill, Inc.	106	170,271
	Marubun Corp.	96,100	439,750
	Maruwa Co., Ltd.	36,500	806,929
	Maspro Denkoh Corp.	61,000	586,766
#	Megachips Corp.	81,300	1,364,149
*	Meisei Electric Co., Ltd.	359,000	253,575
	Melco Holdings, Inc.	40,400	1,361,905
	Mimasu Semiconductor Industry Co., Ltd.	82,881	834,363
	Miroku Jyoho Service Co., Ltd.	107,000	270,994
*	Mitsui High-Tec, Inc.	131,600	742,042
	Mitsui Knowledge Industry Co., Ltd.	3,688	611,819
#*	Mutoh Holdings Co., Ltd.	160,000	366,848
*	Nagano Japan Radio Co., Ltd.	85,000	107,310
*	Nagano Keiki Co., Ltd.	600	4,532
	Nakayo Telecommunications, Inc.	542,000	1,123,247
	NEC Fielding, Ltd.	91,200	1,012,916
	NEC Mobiling, Ltd.	45,100	1,210,254
#	Net One Systems Co., Ltd.	1,889	2,559,293
#*	New Japan Radio Co., Ltd.	37,000	93,054
#	Nichicon Corp.	258,800	2,884,606
	Nidec Copal Electronics Corp.	21,100	170,834
#	Nidec Sankyo Corp.	191,000	1,438,856
#	Nihon Dempa Kogyo Co., Ltd.	66,900	1,029,599
#*	Nihon Inter Electronics Corp.	104,700	148,499
	Nihon Unisys, Ltd.	197,175	1,301,313
*	Nippon Avionics Co., Ltd.	78,000	128,734
#	Nippon Ceramic Co., Ltd.	83,100	1,377,463
#*	Nippon Chemi-Con Corp.	466,000	1,922,126
	Nippon Systemware Co., Ltd.	27,900	109,678
	Nohmi Bosai, Ltd.	116,000	669,467
#	NS Solutions Corp.	64,800	1,191,849
#	NSD Co., Ltd.	170,300	1,928,467
*	Obic Business Consultants Co., Ltd.	18,400	990,119
	Okaya Electric Industries Co., Ltd.	73,000	280,445
*	Oki Electric Industry Co., Ltd.	2,115,000	1,853,120
	ONO Sokki Co., Ltd.	103,000	275,747
	Optex Co., Ltd.	6,400	77,347
*	Origin Electric Co., Ltd.	105,000	380,762
#	Osaki Electric Co., Ltd.	116,000	942,505
	Panasonic Electric Works Information Systems Co., Ltd.	9,200	224,682
	PCA Corp.	17,500	175,735
#*	Pixela Corp.	18,400	55,933
	Riken Keiki Co., Ltd.	77,800	525,984
	Roland DG Corp.	51,500	710,805
	Ryoden Trading Co., Ltd.	141,000	783,413
	Ryosan Co., Ltd.	122,000	3,050,202
	Ryoyo Electro Corp.	108,000	984,861
#*	Sanken Electric Co., Ltd.	338,000	1,090,855
	Sanko Co., Ltd.	22,000	67,073
	Sanshin Electronics Co., Ltd.	108,100	916,005
	Satori Electric Co., Ltd.	56,380	470,242
*	Saxa Holdings, Inc.	194,000	292,327
*	Sekonic Corp.	15,000	19,808
*	Shibaura Mechatronics Corp.	138,000	464,854
*	Shindengen Electric Manufacturing Co., Ltd.	296,000	1,049,171
	Shinkawa, Ltd.	68,300	709,035
	Shinko Shoji Co., Ltd.	75,900	632,960
	Shizuki Electric Co., Inc.	103,000	348,058
	Siix Corp.	82,100	868,904
*	Simplex Technology, Inc.	450	273,482

#	SMK Corp.	263,000	$1,181,368
	Softbank Technology Corp.	100	820
#*	So-net Entertainment Corp.	378	1,010,491
	SRA Holdings, Inc.	49,700	456,220
	Star Micronics Co., Ltd.	133,000	1,300,494
	Sumida Corp.	61,549	546,427
	Sumisho Computer Systems Corp.	103,400	1,572,606
*	Sun-Wa Technos Corp.	500	3,011
	SUNX, Ltd.	109,000	622,679
	Systena Corp., Ltd.	1,096	803,444
	Tachibana Eletech Co., Ltd.	62,400	474,663
#	Tamura Corp.	249,000	695,536
*	Teac Corp.	259,000	124,428
	Tecmo Koei Holdings Co., Ltd.	143,730	943,774
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	401,658
#	TKC, Corp.	83,700	1,612,267
*	Toko, Inc.	304,000	453,088
	Tokyo Denpa Co., Ltd.	24,900	144,976
	Tokyo Electron Device, Ltd.	352	549,204
#*	Tokyo Seimitsu Co., Ltd.	135,900	1,769,959
	Tomen Electronics Corp.	50,600	605,678
#*	Topcon Corp.	160,500	638,365
	Tose Co., Ltd.	22,100	146,079
	Toshiba TEC Corp.	392,000	1,436,655
	Toukei Computer Co., Ltd.	27,710	381,264
#*	Towa Corp.	23,500	143,044
#	Toyo Corp.	110,600	1,073,857
	Trans Cosmos, Inc.	116,900	956,641
	Ulvac, Inc.	127,600	2,272,283
*	Uniden Corp.	121,000	273,135
#*	Wacom Co., Ltd.	1,310	1,624,461
	XNET Corp.	21	32,903
#*	Yamaichi Electronics Co., Ltd.	96,500	251,346
	Yaskawa Information Systems Corp.	40,000	134,699
#	Yokowo Co., Ltd.	69,500	405,839
	Zuken, Inc.	94,600	595,541
Total Information Technology			131,485,723

Materials — (10.6%)
	Achilles Corp.	670,000	932,410
	Adeka Corp.	331,700	3,369,114
	Agro-Kanesho Co., Ltd.	7,000	65,874
	Aichi Steel Corp.	367,000	1,875,911
	Arakawa Chemical Industries, Ltd.	67,700	804,596
	Araya Industrial Co., Ltd.	204,000	303,065
	Aronkasei Co., Ltd.	124,000	514,695
	Asahi Organic Chemicals Industry Co., Ltd.	325,000	755,080
	Chuetsu Pulp & Paper Co., Ltd.	395,000	704,409
*	Chugai Mining Co., Ltd.	852,400	327,065
#	Chugoku Marine Paints, Ltd.	230,000	1,646,081
*	Chugokukogyo Co., Ltd.	62,000	63,881
	Chuo Denki Kogyo Co., Ltd.	90,000	569,969
#*	Co-Op Chemical Co., Ltd.	159,000	200,166
#*	Dai Nippon Toryo, Ltd.	488,000	497,622
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	471,111
	Daiichi Kogyo Seiyaku Co., Ltd.	121,000	324,938
	Daiken Corp.	382,000	1,013,962
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	306,000	1,383,131
	Daio Paper Corp.	170,500	1,195,129
	Daiso Co., Ltd.	343,000	970,604
	DC Co., Ltd.	113,900	184,025

	DIC Corp.	629,000	$1,110,457
	Dynapac Co., Ltd.	25,000	67,859
*	Earth Chemical Co., Ltd.	15,500	510,505
	FP Corp.	58,500	3,176,418
#*	Fuji Seal International, Inc.	41,400	860,879
	Fujikura Kasei Co., Ltd.	94,500	588,762
*	Fujimi, Inc.	1,800	27,804
	Fumakilla, Ltd.	85,000	360,524
*	Furukawa-Sky Aluminum Corp.	142,000	396,553
	Geostar Corp.	38,000	44,116
	Godo Steel, Ltd.	521,000	1,113,554
#	Gun Ei Chemical Industry Co., Ltd.	262,000	694,287
	Harima Chemicals, Inc.	78,000	403,244
#	Hodogaya Chemical Co., Ltd.	265,000	832,109
	Hokkan Holdings, Ltd.	210,000	540,612
	Hokko Chemical Industry Co., Ltd.	90,000	260,015
#	Hokuetsu Kishu Paper Co., Ltd.	551,199	2,649,546
*	Hokushin Co., Ltd.	61,400	70,618
	Honshu Chemical Industry Co., Ltd.	35,000	232,859
	Ihara Chemical Industry Co., Ltd.	155,000	462,363
	ISE Chemicals Corp.	86,000	561,529
*	Ishihara Sangyo Kaisha, Ltd.	1,292,500	898,932
*	Japan Carlit Co., Ltd.	59,800	293,452
	JSP Corp.	100,100	1,135,870
#	Kanto Denka Kogyo Co., Ltd.	186,000	1,272,501
	Katakura Chikkarin Co., Ltd.	43,000	139,662
	Kawakin Holdings Co., Ltd.	11,000	38,093
	Kawasaki Kasei Chemicals, Ltd.	121,000	151,117
#	Koatsu Gas Kogyo Co., Ltd.	161,000	953,559
	Kohsoku Corp.	62,800	558,140
	Konishi Co., Ltd.	66,900	809,173
#	Kumiai Chemical Industry Co., Ltd.	224,000	723,609
#	Kureha Corp.	545,500	2,867,161
#	Kurosaki Harima Corp.	210,000	801,181
*	Kyoei Steel, Ltd.	42,700	568,708
	Lintec Corp.	52,600	1,159,557
	MEC Co., Ltd.	61,200	302,995
*	Mitsubishi Paper Mills, Ltd.	1,094,000	1,156,005
	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,077,346
	Mitsui Mining & Smelting Co., Ltd.	350,000	1,003,070
	Mory Industries, Inc.	154,000	539,825
	Nakabayashi Co., Ltd.	181,000	395,300
*	Nakayama Steel Works, Ltd.	413,000	584,843
	Neturen Co., Ltd.	145,200	1,114,867
	Nichia Steel Works, Ltd.	175,900	444,207
	Nihon Kagaku Sangyo Co., Ltd.	79,000	570,116
#	Nihon Nohyaku Co., Ltd.	216,000	1,243,320
	Nihon Parkerizing Co., Ltd.	230,000	3,000,655
	Nihon Seiko Co., Ltd.	18,000	53,376
	Nihon Yamamura Glass Co., Ltd.	360,000	929,487
#*	Nippon Carbide Industries Co., Inc.	201,000	566,681
	Nippon Chemical Industrial Co., Ltd.	281,000	655,067
	Nippon Chutetsukan K.K.	50,000	70,828
	Nippon Chuzo K.K.	111,000	115,610
#	Nippon Coke & Engineering Co., Ltd.	772,500	1,136,650
#	Nippon Concrete Industries Co., Ltd.	157,000	238,909
	Nippon Denko Co., Ltd.	372,000	2,936,557
	Nippon Fine Chemical Co., Ltd.	85,600	560,641
	Nippon Kasei Chemical Co., Ltd.	355,000	660,081
	Nippon Kayaku Co., Ltd.	14,000	136,638
#*	Nippon Kinzoku Co., Ltd.	222,000	334,813

*	Nippon Koshuha Steel Co., Ltd.	366,000	$398,516
*	Nippon Light Metal Co., Ltd.	1,422,000	2,661,894
#	Nippon Metal Industry Co., Ltd.	556,000	733,752
	Nippon Paint Co., Ltd.	691,200	4,667,821
	Nippon Pigment Co., Ltd.	43,000	110,889
	Nippon Pillar Packing Co., Ltd.	83,000	414,983
	Nippon Soda Co., Ltd.	515,000	2,113,357
#	Nippon Synthetic Chemical Industry Co., Ltd. (The)	245,000	1,466,140
#	Nippon Valqua Industries, Ltd.	313,000	905,745
#*	Nippon Yakin Kogyo Co., Ltd.	395,500	1,214,575
	Nittetsu Mining Co., Ltd.	273,000	976,055
	Nitto FC Co., Ltd.	72,000	382,262
#	NOF Corp.	673,000	2,962,653
	Okabe Co., Ltd.	186,900	773,589
	Okamoto Industries, Inc.	384,000	1,630,074
*	Okura Industrial Co., Ltd.	211,000	566,944
#	Osaka Organic Chemical Industry, Ltd.	66,000	402,126
	Osaka Steel Co., Ltd.	73,900	1,132,086
	Osaka Titanium Technologies Co., Ltd.	13,900	652,490
#	Pacific Metals Co., Ltd.	341,000	2,788,575
#	Pack Corp. (The)	66,200	1,251,649
	Riken Technos Corp.	197,000	552,580
*	S Science Co., Ltd.	3,183,000	76,258
#	S.T. Chemical Co., Ltd.	78,500	937,556
	Sakai Chemical Industry Co., Ltd.	355,000	1,506,242
	Sakata INX Corp.	208,000	934,717
	Sanyo Chemical Industries, Ltd.	292,000	2,281,972
#*	Sanyo Special Steel Co., Ltd.	459,300	2,263,310
	Sekisui Plastics Co., Ltd.	209,000	924,148
	Shikoku Chemicals Corp.	177,000	1,042,031
	Shinagawa Refractories Co., Ltd.	224,000	517,577
	Shin-Etsu Polymer Co., Ltd.	214,700	1,213,393
	Shinko Wire Co., Ltd.	185,000	277,123
	Somar Corp.	43,000	111,235
#	Stella Chemifa Corp.	40,800	1,421,421
	Sumitomo Bakelite Co., Ltd.	404,000	2,040,857
*	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,388,960
	Sumitomo Osaka Cement Co., Ltd.	908,000	1,559,767
	Sumitomo Pipe & Tube Co., Ltd.	108,100	587,867
	Sumitomo Seika Chemicals Co., Ltd.	214,000	872,281
	T. Hasegawa Co., Ltd.	116,800	2,070,049
#*	Taiheiyo Cement Corp.	1,465,000	1,721,177
#	Taisei Lamick Co., Ltd.	18,500	470,108
*	Taiyo Ink Manufacturing Co., Ltd.	27,200	762,001
	Takasago International Corp.	339,000	1,629,163
	Takiron Co., Ltd.	202,000	671,123
	Tayca Corp.	151,000	502,678
	Tenma Corp.	87,000	893,356
#*	Titan Kogyo K.K.	59,000	162,062
	Toagosei Co., Ltd.	897,000	3,795,336
#	Toda Kogyo Corp.	155,000	1,468,105
#*	Toho Titanium Co., Ltd.	77,300	2,134,874
	Toho Zinc Co., Ltd.	425,000	1,711,786
	Tokai Carbon Co., Ltd.	455,000	2,846,214
	Tokushu Tokai Paper Co., Ltd.	501,580	1,235,360
	Tokyo Ohka Kogyo Co., Ltd.	116,000	2,069,941
#	Tokyo Rope Manufacturing Co., Ltd.	532,000	1,261,866
*	Tomoegawa Paper Co., Ltd.	125,000	287,535
	Tomoku Co., Ltd.	294,000	730,921
	Topy Industries, Ltd.	737,000	1,629,415
	Toyo Ink Manufacturing Co., Ltd.	580,000	2,279,808

Toyo Kohan Co., Ltd.	237,000	$1,203,946
TYK Corp.	142,000	369,307
Ube Material Industries, Ltd.	266,000	620,748
Wood One Co., Ltd.	169,000	659,439
Yodogawa Steel Works, Ltd.	562,500	2,315,076
Yuki Gosei Kogyo Co., Ltd.	64,000	167,720
Yushiro Chemical Industry Co., Ltd.	51,000	665,870
Total Materials		150,386,507

Telecommunication Services — (0.1%)
* Invoice, Inc.	38,630	510,879

Utilities — (0.6%)
Hokkaido Gas Co., Ltd.	210,000	618,843
Hokuriku Gas Co., Ltd.	99,000	255,195
Okinawa Electric Power Co., Ltd.	39,571	1,842,984
# Saibu Gas Co., Ltd.	1,268,000	3,690,512
Shizuoka Gas Co., Ltd.	241,500	1,408,477
Tokai Corp.	221,000	1,047,279
Total Utilities		8,863,290

TOTAL COMMON STOCKS		1,204,441,010

RIGHTS/WARRANTS — (0.0%)
* Osk Capital Corp. Warrants 11/30/11	55,735	—

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 10/01/10 (Collateralized by $1,155,000 FHLMC 5.00%, 10/15/19, valued at $1,299,375) to be repurchased at $1,280,007	$1,280	1,280,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.9%)
§@ DFA Short Term Investment Fund	210,768,050	210,768,050
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 10/01/10 (Collateralized by FNMA, ranging in par value from $2,413,406 to $28,491,013, rates ranging from 4.000% to 7.000%, maturities ranging from 02/01/25 to 05/01/40, valued at $1,168,901) to be repurchased at $1,145,990	$1,146	1,145,981
TOTAL SECURITIES LENDING COLLATERAL		211,914,031

TOTAL INVESTMENTS — (100.0%)
(Cost $1,607,612,537)##		$1,417,635,041

Summary of inputs used to value the Series’ investments as of September 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$280,990,307	—	$280,990,307
Consumer Staples	—	120,110,693	—	120,110,693
Energy	—	13,886,360	—	13,886,360
Financials	—	127,794,181	—	127,794,181
Health Care	—	52,569,043	—	52,569,043
Industrials	—	317,844,027	—	317,844,027
Information Technology	—	131,485,723	—	131,485,723
Materials	—	150,386,507	—	150,386,507
Telecommunication Services	—	510,879	—	510,879
Utilities	—	8,863,290	—	8,863,290
Temporary Cash Investments	—	1,280,000	—	1,280,000
Securities Lending Collateral	—	211,914,031	—	211,914,031
TOTAL	—	$1,417,635,041	—	$1,417,635,041

See accompanying notes to Schedules of Investments.

THE ASIA PACIFIC SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
September 30, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (84.9%)
AUSTRALIA — (51.3%)
#*	A.B.C. Learning Centres, Ltd.	535,970	$—
#*	Acrux, Ltd.	118,897	275,166
*	Adacel Technologies, Ltd.	113,249	32,457
#*	Adamus Resources, Ltd.	1,243,564	753,434
*	ADCorp Australia, Ltd.	212,402	38,866
	Adelaide Brighton, Ltd.	1,781,776	5,946,920
*	Aditya Birla Minerals, Ltd.	841,658	954,272
	Adtrans Group, Ltd.	38,110	148,144
*	ADX Energy, Ltd.	473,905	47,973
#*	AED Oil, Ltd.	282,000	137,685
	Aevum, Ltd.	452,176	775,256
*	Agenix, Ltd.	707,478	22,566
*	Ainsworth Game Technology, Ltd.	290,243	36,390
	AJ Lucas Group, Ltd.	320,999	599,363
*	Alchemia, Ltd.	724,903	340,651
#	Alesco Corp., Ltd.	457,971	1,178,820
*	Alkane Resources, Ltd.	938,520	634,682
#*	Alliance Resources, Ltd.	415,578	172,461
*	Allied Medical, Ltd.	11,745	—
*	Altium, Ltd.	30,000	6,088
*	Amadeus Energy, Ltd.	819,137	182,090
	Amalgamated Holdings, Ltd.	460,930	2,632,097
*	Amcom Telecommunications, Ltd.	1,315,204	439,787
	Ammtec, Ltd.	22,534	86,085
#*	Andean Resources, Ltd.	1,464,837	8,948,736
	Ansell, Ltd.	467,276	6,038,818
#*	Antares Energy, Ltd.	934,515	390,159
	AP Eagers, Ltd.	37,790	468,164
	APA Group, Ltd.	1,695,177	6,645,556
*	Apex Minerals NL	1,895,791	38,650
#	APN News & Media, Ltd.	1,520,162	2,946,825
#*	Arafura Resources, Ltd.	621,305	682,495
*	ARB Corporation, Ltd.	324,213	2,373,981
	Ariadne Australia, Ltd.	267,324	77,489
#*	Aristocrat Leisure, Ltd.	983,123	3,360,669
*	Arturus Capital, Ltd.	86,152	6,662
#	ASG Group, Ltd.	292,089	354,237
*	Astron, Ltd.	87,221	178,846
#*	Atlas Iron, Ltd.	890,706	2,003,482
*	Aurora Oil & Gas, Ltd.	768,019	1,086,863
	Ausdrill, Ltd.	884,082	1,843,866
#*	Ausenco, Ltd.	132,519	364,744
	Austal, Ltd.	558,220	1,325,533
*	Austar United Communications, Ltd.	2,751,397	2,520,307
	Austbrokers Holdings, Ltd.	79,578	379,994
	Austereo Group, Ltd.	1,001,750	1,566,512
#	Austin Engineering, Ltd.	113,130	474,644
*	Austpac Resources NL	1,052,545	35,922
#*	Australian Agricultural Co., Ltd.	801,009	1,195,336
	Australian Infrastructure Fund NL	3,018,033	5,577,883
	Australian Pharmaceutical Industries, Ltd.	8,248,388	4,156,132
*	Australian Worldwide Exploration, Ltd.	1,952,017	2,932,417
*	Autodom, Ltd.	170,874	11,793
	Automotive Holdings Group NL	396,592	892,065
*	Autron Corporation, Ltd.	989,247	12,430
#*	AVJennings, Ltd.	5,350,378	2,672,621
#*	Avoca Resources, Ltd.	656,313	1,903,356

*	AWB, Ltd.	3,807,619	$5,451,662
*	Ballarat South Gold, Ltd.	1,996	17,409
*	Bank of Queensland, Ltd.	73,597	798,222
#*	Bannerman Resources, Ltd.	287,019	90,935
*	BC Iron, Ltd.	236,493	432,436
	Beach Petroleum, Ltd.	4,219,558	2,777,747
*	Berkeley Resources, Ltd.	136,374	195,125
	Beyond International, Ltd.	61,256	44,405
	Billabong International, Ltd.	105,280	813,269
*	Biota Holdings, Ltd.	931,131	861,872
*	Bisalloy Steel Group, Ltd.	469,001	81,788
	Blackmores, Ltd.	76,842	2,100,604
#*	BMA Gold, Ltd.	630,072	176,522
*	Boart Longyear Group	1,686,718	5,168,106
*	Boom Logistics, Ltd.	51,533	19,922
*	Boulder Steel, Ltd.	1,667,795	148,816
*	Bow Energy, Ltd.	675,655	872,691
	Bradken, Ltd.	589,828	4,879,429
	Breville Group, Ltd.	598,466	1,497,883
#	Brickworks, Ltd.	132,797	1,490,242
#*	Brockman Resources, Ltd.	653,924	2,351,716
	BSA, Ltd.	592,449	140,331
	BT Investment Management, Ltd.	147,529	348,066
#	Cabcharge Australia, Ltd.	449,774	2,408,686
	Calliden Group, Ltd.	633,393	152,779
#	Campbell Brothers, Ltd.	290,863	9,319,174
	Cape Lambert Iron Ore, Ltd.	35,404	12,945
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral, Ltd.	58,499	7,981
#	Cardno, Ltd.	288,741	1,281,474
*	Carnarvon Petroleum, Ltd.	3,731,313	1,571,382
*	Carnegie Wave Energy, Ltd.	1,008,948	87,879
#	Cash Converters International, Ltd.	1,160,309	656,590
*	Catalpa Resources, Ltd.	373,770	728,263
*	CDS Technologies, Ltd.	13,276	—
	Cedar Woods Properties, Ltd.	102,534	282,588
*	Cellestis, Ltd.	387,333	879,070
*	Cellnet Group, Ltd.	899,404	290,954
#*	Centaurus Metals, Ltd.	768,955	58,351
	Centennial Coal Co., Ltd.	1,399,791	8,351,577
*	Centrebet International, Ltd.	36,892	58,265
*	Centrex Metals, Ltd.	51,889	18,855
#*	Ceramic Fuel Cells, Ltd.	2,622,070	456,219
	Challenger Financial Services Group, Ltd.	1,750,037	7,172,681
	Chandler Macleod Group, Ltd.	88,156	30,758
*	Chemeq, Ltd.	166,742	13,377
#*	ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	205,794
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,786
*	Citadel Resource Group, Ltd.	5,540,627	2,123,834
*	Citigold Corp., Ltd.	3,765,806	458,290
*	Clarius Group, Ltd.	1,001,901	630,933
#*	Clinuvel Pharmaceuticals, Ltd.	1,184,356	235,279
	Clough, Ltd.	1,462,308	1,160,447
	Clover Corp., Ltd.	269,348	89,686
*	CO2 Group, Ltd.	844,559	163,030
#*	Coal of Africa, Ltd.	435,718	588,114
#*	Coalspur Mines, Ltd.	921,080	823,498
#*	Cockatoo Coal, Ltd.	2,444,203	1,126,089
	Codan, Ltd.	149,759	265,447
#	Coffey International, Ltd.	567,571	605,658
	Collection House, Ltd.	1,758,898	1,363,033

*	Comet Ridge, Ltd.	65,567	$9,528
#	ConnectEast Group, Ltd.	13,951,937	5,872,564
#*	Conquest Mining, Ltd.	1,082,609	521,356
	Consolidated Media Holdings, Ltd.	1,225,674	3,919,019
*	Cooper Energy, Ltd.	214,792	96,886
#	Count Financial, Ltd.	798,391	931,718
	Coventry Group, Ltd.	144,778	335,003
#	Crane Group, Ltd.	362,759	2,876,036
#	Credit Corp. Group, Ltd.	34,960	104,207
*	Crescent Gold, Ltd.	1,124,856	186,659
#*	CSG, Ltd.	574,628	999,924
#*	CudeCo, Ltd.	316,283	617,191
*	Cue Energy Resources, Ltd.	819,461	290,160
#*	Customers, Ltd.	477,130	925,220
	Data#3, Ltd.	6,794	66,185
#	David Jones, Ltd.	1,447,885	6,959,614
#*	Decmil Group, Ltd.	168,393	390,145
*	Deep Yellow, Ltd.	125,252	21,299
*	Devine, Ltd.	2,006,856	544,663
#*	Discovery Metals, Ltd.	841,759	1,033,243
	Dominion Mining, Ltd.	382,377	878,775
	Domino’s Pizza Enterprises, Ltd.	802	4,651
#	Downer EDI, Ltd.	715,896	3,416,520
*	Dragon Mining, Ltd.	1,665,100	266,574
*	Drillsearch Energy, Ltd.	645,722	36,956
	DUET Group, Ltd.	3,300,250	5,560,074
#	DWS Advanced Business Solutions, Ltd.	155,164	243,358
#*	Dyesol, Ltd.	308,239	252,875
#*	Eastern Star Gas, Ltd.	3,104,121	2,655,214
#*	Elders, Ltd.	1,322,394	742,807
*	Elementos, Ltd.	1,039	222
*	Ellect Holdings, Ltd.	482	1,677
*	Ellex Medical Lasers, Ltd.	197,605	62,877
	Emeco Holdings, Ltd.	1,240,388	1,035,341
*	Energy World Corp., Ltd.	3,752,842	1,530,001
#	Envestra, Ltd.	4,315,031	2,125,934
	Envirozel, Ltd.	283,266	20,294
	Euroz, Ltd.	13,500	16,836
#*	Extract Resources, Ltd.	255,209	1,507,564
#	Fantastic Holdings, Ltd.	355,613	747,190
*	FAR, Ltd.	414,263	18,529
#*	Ferraus, Ltd.	148,325	114,522
*	Finbar Group, Ltd.	39,320	47,592
	FKP Property Group, Ltd.	1,498,249	1,233,721
#	Fleetwood Corp., Ltd.	257,179	2,734,302
#*	FlexiGroup, Ltd.	597,372	854,111
#	Flight Centre, Ltd.	192,954	4,203,030
#*	Flinders Mines, Ltd.	6,798,057	896,104
*	Focus Minerals, Ltd.	4,358,835	235,501
*	Forest Enterprises Australia, Ltd.	2,849,173	123,924
	Forge Group, Ltd.	207,842	821,429
*	Forte Energy NL	1,022,518	78,544
*	FTD Corp., Ltd.	20,365	197
*	Galaxy Resources, Ltd.	437,642	609,123
	Gazal Corp., Ltd.	104,542	191,985
*	Geodynamics, Ltd.	1,015,653	524,478
#*	Gindalbie Metals, Ltd.	1,817,381	1,611,399
#*	Giralia Resources NL	625,030	1,643,293
	Goodman Fielder, Ltd.	4,757,757	6,023,345
	Gowing Bros., Ltd.	92,437	215,287
#	Graincorp, Ltd. Series A	622,553	4,377,386

#*	Grange Resources, Ltd.	1,179,696	$704,885
#*	Great Southern, Ltd.	9,302,784	—
	GUD Holdings, Ltd.	387,740	3,619,717
#	Gunns, Ltd.	2,872,620	1,624,092
#	GWA International, Ltd.	973,932	2,947,822
	Hastie Group, Ltd.	810,423	1,238,005
*	Havilah Resources NL	258,836	122,838
	Healthscope, Ltd.	950,414	5,530,096
#*	HFA Holdings, Ltd.	563,939	90,231
	HGL, Ltd.	108,137	133,218
#*	Highlands Pacific, Ltd.	2,651,500	849,743
	Hills Industries, Ltd.	936,401	2,033,256
#*	Horizon Oil, Ltd.	3,273,068	967,295
*	Hutchison Telecommunications Australia, Ltd.	7,909,751	806,872
#*	Icon Energy, Ltd.	531,590	87,683
	IDT Australia, Ltd.	80,953	46,925
	iiNet, Ltd.	390,161	1,013,461
*	Iluka Resources, Ltd.	1,472,781	8,561,009
#*	Imdex, Ltd.	812,684	812,469
	IMF Australia, Ltd.	293,338	394,846
*	IMX Resources, Ltd.	594,082	249,014
	Independence Group NL	552,303	3,183,929
#*	Indophil Resources NL	1,738,038	1,562,791
	Industrea, Ltd.	3,495,902	1,625,243
#	Infigen Energy, Ltd.	1,556,089	1,109,251
	Infomedia, Ltd.	1,458,074	316,409
*	Innamincka Petroleum, Ltd.	172,297	21,820
*	Integra Mining, Ltd.	1,646,146	874,693
	Integrated Research, Ltd.	261,513	88,585
#*	Intrepid Mines, Ltd.	1,275,220	1,572,057
#	Invocare, Ltd.	539,854	3,394,004
	Ioof Holdings, Ltd.	950,183	6,191,837
#	Iress Market Technology, Ltd.	362,582	3,002,698
#*	Iron Ore Holdings, Ltd.	323,437	496,656
#	iSOFT Group, Ltd.	2,688,547	325,787
#*	Ivanhoe Australia, Ltd.	134,768	374,711
*	Ixla, Ltd.	89,921	1,999
#*	Jabiru Metals, Ltd.	1,999,578	873,180
#	JB Hi-Fi, Ltd.	369,522	7,399,152
	K&S Corp., Ltd.	164,616	445,106
#*	Kagara, Ltd.	1,628,074	1,029,998
#*	Kangaroo Resources, Ltd.	1,638,444	199,531
#*	Karoon Gas Australia, Ltd.	667,086	4,897,255
*	Kimberley Metals, Ltd.	204,110	45,634
#*	Kings Minerals NL	1,961,035	302,522
	Kingsgate Consolidated, Ltd.	409,970	4,602,477
*	Kingsrose Mining, Ltd.	285,320	299,470
*	Lednium, Ltd.	195,019	15,080
	Lemarne Corp., Ltd.	25,882	107,557
#*	Linc Energy, Ltd.	1,125,898	1,932,192
*	Liquefied Natural Gas, Ltd.	442,908	184,316
	Lycopodium, Ltd.	53,127	200,508
#*	Lynas Corp., Ltd.	7,038,128	9,319,630
#	M2 Telecommunications Group, Ltd.	107,090	241,917
#*	MAC Services Group, Ltd.	203,673	644,954
#	MacMahon Holdings, Ltd.	3,283,150	2,158,339
*	Macquarie Telecom Group, Ltd.	35,019	224,568
*	Magma Metals, Ltd.	223,086	136,827
*	Manhattan Corp., Ltd.	7,972	6,007
*	Mantra Resources, Ltd.	138,423	560,188
*	Marion Energy, Ltd.	451,508	15,726

	Maryborough Sugar Factory, Ltd.	3,384	$8,812
	MaxiTRANS Industries, Ltd.	942,578	293,358
*	McGuigan Simeon Wines, Ltd.	2,238,544	734,573
#	McMillan Shakespeare, Ltd.	217,612	1,578,274
#	McPherson’s, Ltd.	303,441	865,518
#*	Medusa Mining, Ltd.	388,790	1,844,658
#	Melbourne IT, Ltd.	429,792	794,593
*	MEO Australia, Ltd.	601,533	265,658
#*	Mermaid Marine Australia, Ltd.	787,337	2,104,812
*	Mesoblast, Ltd.	83,755	208,674
#*	Metgasco, Ltd.	440,223	218,441
*	Miabela Nickel, Ltd.	93,732	154,920
*	Mikoh Corp., Ltd.	813,548	39,439
*	Minara Resources, Ltd.	1,008,429	795,499
	Mincor Resources NL	946,204	1,752,073
*	Mineral Deposits, Ltd.	386,945	392,173
#	Mineral Resources, Ltd.	371,021	3,807,540
#*	Mirabela Nickel, Ltd.	1,105,687	1,830,817
#*	Mitchell Communications Group, Ltd.	1,333,070	1,606,579
#*	Molopo Energy, Ltd.	1,131,021	1,168,233
#	Monadelphous Group, Ltd.	302,955	4,703,163
*	Morning Star Gold NL	50,482	19,704
	Mortgage Choice, Ltd.	641,387	723,213
*	Mosaic Oil NL	2,209,067	341,809
*	Mount Gibson Iron, Ltd.	2,962,399	5,020,315
#*	Murchison Metals, Ltd.	1,158,607	1,864,935
	Namoi Cotton Cooperative, Ltd.	196,490	79,639
*	Nanosonics, Ltd.	7,892	6,016
	National Can Industries, Ltd.	97,017	120,965
	Navitas, Ltd.	1,205,167	4,948,971
#*	Neptune Marine Services, Ltd.	223,143	59,619
*	Nexbis, Ltd.	362,894	29,480
#*	Nexus Energy, Ltd.	2,957,188	1,179,502
#	NIB Holdings, Ltd.	332,352	399,722
#*	Nido Petroleum, Ltd.	5,312,071	851,781
*	Norfolk Group, Ltd.	148,333	166,582
*	North Australian Diamonds, Ltd.	333,270	8,088
*	Northern Energy Corp., Ltd.	123,082	113,840
*	Northern Iron, Ltd.	180,097	315,089
*	Norton Gold Fields, Ltd.	276,468	53,920
*	Novogen, Ltd.	391,119	49,052
*	NRW Holdings, Ltd.	292,815	492,997
#	Nufarm, Ltd.	537,675	1,878,587
#	Oakton, Ltd.	378,695	1,028,206
*	Orbital Corp., Ltd.	492,642	15,135
#*	Orocobre, Ltd.	234,782	468,353
	OrotonGroup, Ltd.	79,968	610,914
*	Otto Energy, Ltd.	1,486,012	128,052
*	Pacific Brands, Ltd.	4,412,120	4,799,048
#*	Pan Pacific Petroleum NL	1,059,542	174,790
*	PanAust, Ltd.	8,757,197	5,529,361
	Panoramic Resources, Ltd.	901,883	2,374,583
*	Paperlinx, Ltd.	2,771,649	1,186,318
*	Patties Foods, Ltd.	22,996	29,192
*	Payce Consolidated, Ltd.	29,670	72,984
#	Peet, Ltd.	1,014,007	1,821,657
*	Perilya, Ltd.	677,251	295,938
#	Perpetual Trustees Australia, Ltd.	145,493	4,280,918
#*	Perseus Mining, Ltd.	1,372,035	3,838,678
#*	Pharmaxis, Ltd.	815,846	1,719,297
#	Photon Group, Ltd.	240,874	19,796

*	Planet Gas, Ltd.	55,177	$4,150
*	Plantcorp NL	4,329	—
#*	Platinum Australia, Ltd.	983,731	634,009
*	PMP, Ltd.	1,813,797	1,229,603
#*	Port Bouvard, Ltd.	270,578	28,768
*	Poseidon Nickel, Ltd.	425,525	84,466
*	Prana Biotechnology, Ltd.	187,366	22,429
#	Premier Investments, Ltd.	198,655	1,378,097
*	Prima Biomed, Ltd.	1,575,197	152,864
#	Primary Health Care, Ltd.	1,061,813	3,624,520
	Prime Media Group, Ltd.	1,001,480	618,372
#*	PrimeAg Australia, Ltd.	14,749	19,197
	Probiotec, Ltd.	8,144	7,504
	Programmed Maintenance Service, Ltd.	549,269	947,625
*	QRxPharma, Ltd.	6,876	6,646
*	Quickstep Holdings, Ltd.	227,957	75,494
	Ramelius Resources, Ltd.	147,307	111,506
*	Raptis Group, Ltd.	12,000	—
	RCR Tomlinson, Ltd.	1,082,680	1,315,350
#*	REA Group, Ltd.	168,409	1,961,108
	Reckon, Ltd.	165,006	381,922
*	Red Fork Energy, Ltd.	62,243	27,482
	Redflex Holdings, Ltd.	377,855	947,926
#	Reece Australia, Ltd.	238,457	5,416,213
*	Regis Resources, Ltd.	955,707	1,355,717
*	Reject Shop, Ltd. (The)	112,300	1,926,091
#*	Resolute Mining, Ltd.	1,442,710	1,889,174
*	Resource Generation, Ltd.	85,414	52,766
#	Retail Food Group, Ltd.	27,935	65,528
	Reverse Corp., Ltd.	120,559	11,319
#*	Rex Minerals, Ltd.	120,475	308,426
*	RHG, Ltd.	518,226	340,941
	Ridley Corp., Ltd.	1,283,068	1,615,935
#*	RiverCity Motorway Group, Ltd.	1,563,354	22,822
#*	Riversdale Mining, Ltd.	816,637	8,278,097
*	Roc Oil Co., Ltd.	1,324,440	487,919
	Rock Building Society, Ltd.	30,256	74,783
	Ross Human Directions, Ltd.	138,330	95,551
*	RP Data, Ltd.	7,402	8,207
*	Runge, Ltd.	30,702	13,772
#	Ruralco Holdings, Ltd.	88,146	224,397
#	SAI Global, Ltd.	992,324	4,214,745
*	Salinas Energy, Ltd.	637,362	80,860
#	Salmat, Ltd.	690,131	2,597,166
*	Samson Oil & Gas, Ltd.	625,906	41,789
#*	Sandfire Resources NL	337,052	2,260,605
*	Saracen Mineral Holdings, Ltd.	685,600	414,937
	Schaffer Corp., Ltd.	33,766	149,899
	SDI, Ltd.	169,883	33,259
#	Sedgman, Ltd.	241,930	467,151
#	Seek, Ltd.	666,916	4,837,368
	Select Harvests, Ltd. (6260723)	201,308	621,915
*	Select Harvests, Ltd. (62607RR)	80,524	249,057
#*	Servcorp, Ltd.	307,866	879,992
*	Service Stream, Ltd.	1,432,710	585,033
*	Seven Group Holdings, Ltd.	699,552	4,767,454
	Sigma Pharmaceuticals, Ltd.	4,862,235	2,259,608
#*	Silex System, Ltd.	459,090	2,254,531
*	Silver Lake Resources, Ltd.	406,880	938,471
#*	Sirtex Medical, Ltd.	218,417	1,034,393
#	Skilled Group, Ltd.	391,751	522,891

*	Slater & Gordon, Ltd.	7,849	$12,573
	SMS Management & Technology, Ltd.	302,811	1,944,076
	Southern Cross Electrical Engineering, Ltd.	16,785	19,076
	Southern Cross Media Group NL	1,517,898	3,035,118
	SP Ausnet, Ltd.	852,696	711,093
#	SP Telemedia, Ltd.	1,407,243	2,071,098
*	Spark Infrastructure Group, Ltd. (B0T9JRR)	989,779	1,057,119
	Spark Infrastructure Group, Ltd. (B0T9JZ5)	3,464,226	3,713,985
#	Specialty Fashion Group, Ltd.	766,728	1,061,765
#*	Sphere Minerals, Ltd.	71,932	178,861
	Spotless Group, Ltd.	1,144,847	2,665,120
*	St. Barbara, Ltd.	9,348,675	3,511,124
*	Starpharma Holdings, Ltd.	652,875	354,807
	Straits Resources, Ltd.	878,069	1,572,542
*	Structural Systems, Ltd.	138,772	107,179
	Stuart Petroleum, Ltd.	169,387	100,006
	STW Communications Group, Ltd.	770,830	608,433
#*	Sundance Resources, Ltd.	5,993,157	1,452,579
*	Sunland Group, Ltd.	741,191	535,154
#	Super Cheap Auto Group, Ltd.	832,879	5,231,971
#*	Swick Mining Services, Ltd.	49,595	19,234
	Symex Holdings, Ltd.	355,611	192,320
	Talent2 International, Ltd.	474,826	685,479
*	Tanami Gold NL	211,634	166,039
*	Tap Oil, Ltd.	1,301,639	1,171,966
	Tassal Group, Ltd.	583,928	794,449
	Technology One, Ltd.	1,332,269	1,262,311
*	Ten Network Holdings, Ltd.	3,318,272	4,456,372
*	Terramin Australia, Ltd.	155,209	89,555
*	TFS Corp., Ltd.	1,042,607	908,425
*	Thakral Holdings Group, Ltd.	2,559,697	1,087,782
	Thorn Group, Ltd.	260,524	376,997
*	Tiger Resources, Ltd.	604,768	179,080
*	TNG, Ltd.	207,823	10,381
*	Toro Energy, Ltd.	49,742	5,297
	Tower Australia Group, Ltd.	1,514,406	3,432,543
#*	Tox Free Solutions, Ltd.	355,104	814,230
	Transfield Services, Ltd.	1,322,886	4,610,592
#	Transfield Services, Ltd. Infrastructure Fund	1,358,857	881,587
#*	Transpacific Industries Group, Ltd.	1,374,331	1,564,588
#*	Troy Resources NL	346,695	1,113,895
	Trust Co., Ltd. (The)	82,756	465,948
	UGL, Ltd.	332,576	4,793,200
#	UXC, Ltd.	1,169,545	533,107
*	Victoria Petroleum NL	278,247	90,111
*	View Resources, Ltd.	1,283,369	161,257
	Village Roadshow, Ltd.	588,365	1,475,517
*	Virgin Blue Holdings, Ltd.	5,609,863	2,356,667
*	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,022	2,880
#	Watpac, Ltd.	683,114	1,027,836
#	WDS, Ltd.	375,342	198,866
#	Webjet, Ltd.	373,212	872,657
*	Webster, Ltd.	144,737	56,192
#	West Australian Newspapers Holdings, Ltd.	756,807	5,228,609
#	Western Areas NL	529,359	3,183,251
*	Westgold Resources, Ltd.	26,150	9,291
#*	White Energy Co., Ltd.	494,905	1,862,532
*	White Rock Minerals, Ltd.	1,968	399
*	Whitehaven Coal, Ltd.	123,210	737,031
#	WHK Group, Ltd.	1,202,433	1,259,111
#	Wide Bay Australia, Ltd.	72,719	731,218

	Willmott Forests, Ltd.	17,224	$5,327
#*	Windimurra Vanadium, Ltd.	537,429	88,307
	Wotif.com Holdings, Ltd.	477,282	2,260,055
TOTAL AUSTRALIA			537,960,490

HONG KONG — (18.8%)
*	ABC Communications (Holdings), Ltd.	726,000	120,915
	Aeon Credit Service (Asia) Co., Ltd.	580,000	514,178
	Aeon Stores Hong Kong Co., Ltd.	234,000	479,207
	Alco Holdings, Ltd.	1,468,000	626,334
	Allan International Holdings, Ltd.	720,000	338,126
	Allied Group, Ltd.	683,200	2,691,734
	Allied Properties, Ltd.	11,953,857	2,571,176
*	Amax Holdings, Ltd.	1,650,000	32,760
*	Apac Resources, Ltd.	10,000,000	591,466
*	APT Satellite Holdings, Ltd.	850,000	291,799
*	Artel Solutions Group Holdings, Ltd.	7,885,000	319,140
*	Artini China Co., Ltd.	2,278,000	152,154
	Arts Optical International Holdings, Ltd.	730,000	326,593
*	Asia Commercial Holdings, Ltd.	131,040	30,731
	Asia Financial Holdings, Ltd.	2,474,908	1,001,008
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,739,457
	Asia Standard Hotel Group, Ltd.	13,607,218	907,441
	Asia Standard International Group, Ltd.	14,555,281	2,751,368
*	Asia TeleMedia, Ltd.	2,832,000	36,500
*	Associated International Hotels, Ltd.	954,000	2,015,049
	Aupu Group Holding Co., Ltd.	1,492,000	184,220
*	Automated Systems Holdings, Ltd.	394,000	83,716
	Bauhaus International Holdings, Ltd.	278,000	120,549
*	Beijing Enterprises Water Group, Ltd.	1,779,779	602,532
*	Beijing Properties Holdings, Ltd.	5,972	499
*	Bel Global Resources Holdings, Ltd.	2,576,000	59,456
*	Bio-Dynamic Group, Ltd.	1,646,000	198,824
*	Birmingham International Holdings, Ltd.	5,828,000	209,187
#	Bonjour Holdings, Ltd.	4,128,000	801,980
	Bossini International Holdings, Ltd.	3,871,500	432,684
#*	Bright International Group, Ltd.	9,458,000	486,087
*	Burwill Holdings, Ltd.	7,782,960	440,377
#	C C Land Holdings, Ltd.	5,365,000	2,209,966
	Cafe de Coral Holdings, Ltd.	662,000	1,866,613
*	Capital Estate, Ltd.	4,126,000	173,799
*	Capital Publications, Ltd.	20,847,170	573,692
*	CASH Financial Services Group, Ltd.	119,565	17,630
*	Celestial Asia Securities Holdings, Ltd.	570,972	302,054
#	Century City International, Ltd.	4,588,600	424,997
	Century Sunshine Group Holdings, Ltd.	3,140,000	131,716
	Champion Technology Holdings, Ltd.	5,276,000	176,530
	Chen Hsong Holdings, Ltd.	728,000	307,681
	Cheuk Nang (Holdings), Ltd.	131,840	47,579
	Chevalier International Holdings, Ltd.	733,482	782,164
	Chevalier Pacific Holdings, Ltd.	5,112,500	328,648
*	China Best Group Holding, Ltd.	3,721,400	61,739
*	China Boon Holdings, Ltd.	4,540,000	243,110
*	China Digicontent Co., Ltd.	2,710,000	3,493
*	China Digital Licensing Group, Ltd.	900,000	46,486
*	China Electronics Corp. Holdings Co., Ltd.	2,888,250	356,326
*	China Energy Development Holdings, Ltd.	14,756,000	1,024,029
*	China Flavors & Fragrances Co., Ltd.	139,201	34,588
*	China Glass Holdings, Ltd.	114,000	45,501
*	China Infrastructure Investment, Ltd.	8,444,000	385,059
*	China Investments Holdings, Ltd.	210,000	6,456

*	China LotSynergy Holdings, Ltd.	3,217,032	$109,373
*	China Mandarin Holdings, Ltd.	30,864,000	163,789
	China Metal International Holdings, Ltd.	2,582,000	602,371
	China Motion Telecom International, Ltd.	5,080,000	108,133
	China Motor Bus Co., Inc.	70,200	577,944
*	China Ocean Shipbuilding Industry Group, Ltd.	4,137,500	108,346
*	China Pipe Group, Ltd.	100,000	992
*	China Properties Investment Holdings, Ltd.	176,000	932
#*	China Public Procurement, Ltd.	5,352,000	469,059
*	China Renji Medical Group, Ltd.	12,784,000	88,700
*	China Solar Energy Holdings, Ltd.	15,590,000	395,115
*	China Sonangol Resources Enterprise, Ltd.	330,000	70,444
*	China Strategic Holdings, Ltd.	8,030,000	295,171
	China Sunshine Paper Holdings Co., Ltd.	337,000	170,168
#	China Taisan Technology Group Holdings, Ltd.	545,000	93,287
*	China Timber Resources Group, Ltd.	22,200,000	305,580
	China Ting Group Holdings, Ltd.	975,151	158,325
#*	China WindPower Group, Ltd.	13,470,000	1,523,534
*	China Yunnan Tin Minerals Group, Ltd.	8,800,000	93,018
*	China Zirconium, Ltd.	2,736,000	133,537
	China-Hongkong Photo Products Holdings, Ltd.	1,909,000	150,121
#*	Chinasoft International, Ltd.	1,730,000	458,777
*	ChinaVision Media Group, Ltd.	4,320,000	466,100
	Chinney Investments, Ltd.	1,144,000	178,423
#	Chong Hing Bank, Ltd.	880,000	2,150,130
#	Chow Sang Sang Holdings, Ltd.	1,167,680	2,711,410
	Chu Kong Shipping Development Co., Ltd.	2,008,000	488,749
*	Chuang’s China Investments, Ltd.	1,437,000	98,175
	Chuang’s Consortium International, Ltd.	3,588,786	410,837
	Chun Wo Development Holdings, Ltd.	2,002,926	151,993
#	Citic 1616 Holdings, Ltd.	4,173,000	1,507,861
*	City e-Solutions, Ltd.	186,000	19,681
#	City Telecom, Ltd.	1,430,751	893,392
*	CK Life Sciences International Holdings, Inc.	9,632,000	602,035
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	8,315,264	357,900
	COL Capital, Ltd.	2,725,840	447,847
	Computer & Technologies Holdings, Ltd.	432,000	96,065
	Continental Holdings, Ltd.	5,148,250	154,938
	Convenience Retail Asia, Ltd.	64,000	26,250
*	Cosmos Machinery Enterprises, Ltd.	1,616,400	164,761
*	Cosway Corp., Ltd.	380,000	47,843
*	CP Lotus Corp.	9,220,000	326,890
	CP Pokphand Co., Ltd.	286,233	22,500
#	Cross-Harbour Holdings, Ltd. (The)	618,520	534,062
	CSI Properties, Ltd.	18,589,625	472,980
*	CST Mining Group, Ltd.	25,192,000	693,884
	Dah Chong Hong Holdings, Ltd.	2,431,000	2,983,590
*	Dah Sing Banking Group, Ltd.	1,108,400	2,083,093
*	Dah Sing Financial Holdings, Ltd.	311,600	2,405,568
*	Daisho Microline Holdings, Ltd.	752,000	57,623
*	Dan Form Holdings Co., Ltd.	3,427,260	352,828
*	DBA Telecommunication Asia Holdings, Ltd.	780,000	121,501
	Dickson Concepts International, Ltd.	849,000	607,948
*	Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	12,346
	DVN Holdings, Ltd.	2,183,000	154,745
*	Dynamic Energy Holdings, Ltd.	3,980,000	169,278
	Dynamic Holdings, Ltd.	374,000	78,209
	Eagle Nice (International) Holdings, Ltd.	1,046,000	304,432
	EcoGreen Fine Chemicals Group, Ltd.	1,112,000	364,485
*	Eforce Holdings, Ltd.	5,402,000	86,163

*	EganaGoldpfeil Holdings, Ltd.	4,121,757	$—
*	E-Kong Group, Ltd.	620,000	32,363
	Emperor Capital Group, Ltd.	749,672	44,456
#	Emperor Entertainment Hotel, Ltd.	2,410,000	434,484
	Emperor International Holdings, Ltd.	4,514,360	972,554
	Emperor Watch & Jewellery, Ltd.	8,200,000	935,473
*	ENM Holdings, Ltd.	15,112,000	1,454,661
*	EPI Holdings, Ltd.	22,180,000	240,458
*	eSun Holdings, Ltd.	424,000	57,179
	EVA Precision Industrial Holdings, Ltd.	1,828,000	1,077,088
*	Ezcom Holdings, Ltd.	72,576	449
#	Fairwood Holdings, Ltd.	316,600	395,658
#	Far East Consortium International, Ltd.	4,138,766	1,236,268
*	Far East Technology International, Ltd.	179,520	17,816
*	First Natural Foods Holdings, Ltd.	2,365,000	—
	Fong’s Industries Co., Ltd.	194,000	95,487
*	Foundation Group, Ltd.	2,350,000	35,437
*	Fountain SET Holdings, Ltd.	764,000	123,029
	Four Seas Food Investment Holdings, Ltd.	202,184	40,297
	Four Seas Mercantile Holdings, Ltd.	592,000	173,218
*	Frasers Property China, Ltd.	16,477,000	414,641
#	Fubon Bank Hong Kong, Ltd.	1,336,000	674,280
*	Fujian Holdings, Ltd.	117,800	7,868
	Fujikon Industrial Holdings, Ltd.	912,000	182,980
*	Genting Hong Kong, Ltd.	20,000	8,663
	Get Nice Holdings, Ltd.	11,372,000	744,131
	Giordano International, Ltd.	6,824,000	4,016,212
*	Global Green Tech Group, Ltd.	4,876,000	95,979
*	Global Tech (Holdings), Ltd.	5,612,000	63,278
	Glorious Sun Enterprises, Ltd.	2,526,000	997,455
	Gold Peak Industries Holding, Ltd.	3,176,642	425,450
*	Golden Resorts Group, Ltd.	14,750,000	681,496
	Golden Resources Development International, Ltd.	3,024,500	214,298
*	Goldin Financial Holdings, Ltd.	480,000	55,663
#*	Goldin Properties Holdings, Ltd.	1,982,000	1,271,526
	Golik Holdings, Ltd.	250,500	20,022
*	Good Fellow Resources Holdings, Ltd.	1,670,000	148,282
*	GR Vietnam Holdings, Ltd.	620,000	9,200
*	Grande Holdings, Ltd.	882,000	64,146
	Great Eagle Holdings, Ltd.	885,499	2,682,355
*	G-Resources Group, Ltd.	34,848,000	2,326,296
*	Group Sense International, Ltd.	2,448,000	73,968
	Guangnan Holdings, Ltd.	1,863,600	427,390
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
	Hang Ten Group Holdings, Ltd.	1,820,000	325,233
*	Hannstar Board International Holdings, Ltd.	1,446,000	250,469
*	Hans Energy Co., Ltd.	7,556,000	272,841
	Harbour Centre Development, Ltd.	889,500	1,055,712
	Henderson Investment, Ltd.	4,187,000	425,658
	High Fashion International, Ltd.	268,000	100,378
	HKR International, Ltd.	2,385,536	1,073,864
	Hon Kwok Land Investment Co., Ltd.	280,800	101,898
*	Hong Fok Land, Ltd.	1,210,000	1,560
	Hong Kong & Shanghai Hotels, Ltd.	71,794	125,792
	Hong Kong Catering Management, Ltd.	542,796	115,173
*	Hong Kong Ferry Holdings, Ltd.	809,300	775,299
#	Hong Kong Resources Holdings Co., Ltd.	4,377,450	805,484
*	Hongkong Chinese, Ltd.	4,482,000	571,129
	Hop Fung Group Holdings, Ltd.	888,000	156,651
	Hsin Chong Construction Group, Ltd.	1,569,658	226,422
	Huafeng Group Holdings, Ltd.	6,997,325	431,872

	Hung Hing Printing Group, Ltd.	866,000	$251,591
*	Huscoke Resources Holdings, Ltd.	7,114,000	465,367
*	Hutchison Harbour Ring, Ltd.	9,038,000	1,043,837
*	Hybrid Kinetic Group, Ltd.	13,588,000	505,736
*	HyComm Wireless, Ltd.	89,090	64,541
*	I-Cable Communications, Ltd.	531,000	71,117
*	IDT International, Ltd.	6,240,183	170,873
#	Integrated Distribution Services Group, Ltd.	759,000	2,470,570
*	iOne Holdings, Ltd.	860,000	49,898
*	IPE Group, Ltd.	1,865,000	214,375
#	IT, Ltd.	2,734,000	1,876,213
*	ITC Corp., Ltd.	893,645	78,072
*	ITC Properties Group, Ltd.	3,672,747	1,008,262
*	Jackin International Holdings, Ltd.	2,334,000	101,256
*	Jinhui Holdings, Ltd.	199,000	61,460
*	Jiuzhou Development Co., Ltd.	2,558,000	213,072
*	JLF Investment Co., Ltd.	2,903,500	224,447
	Johnson Electric Holdings, Ltd.	2,843,000	1,506,937
	Joyce Boutique Holdings, Ltd.	1,530,000	79,946
	Junefield Department Store Group, Ltd.	384,000	19,795
#	K Wah International Holdings, Ltd.	4,377,405	1,728,869
	Kam Hing International Holdings, Ltd.	350,000	71,748
	Kantone Holdings, Ltd.	10,351,685	210,632
*	Karl Thomson Holdings, Ltd.	1,188,000	116,165
	Karrie International Holdings, Ltd.	1,383,600	96,796
	Keck Seng Investments (Hong Kong), Ltd.	904,600	465,591
	Kee Shing Holdings, Ltd.	886,000	188,702
*	Kee Shing Investment, Ltd.	886,000	22,838
	Kin Yat Holdings, Ltd.	586,000	211,095
	King Fook Holdings, Ltd.	812,000	218,545
*	King Pacific International Holdings, Ltd.	1,404,200	22,080
#*	King Stone Energy Group, Ltd.	39,780,000	896,698
	Kingmaker Footwear Holdings, Ltd.	1,476,955	323,317
	Kith Holdings, Ltd.	204,000	46,226
*	Kiu Hung Energy Holdings, Ltd.	8,920,000	484,151
*	Ko Yo Ecological Agrotech Group, Ltd.	13,000,000	260,167
*	Kong Sun Holdings, Ltd.	109,900	4,954
	Kowloon Development Co., Ltd.	1,509,000	1,685,465
*	KPI Co., Ltd.	954,000	39,273
	KTP Holdings, Ltd.	560,400	109,054
	Kwoon Chung Bus Holdings, Ltd.	556,000	100,690
*	Lai Sun Development Co., Ltd.	73,481,800	1,811,253
*	Lai Sun Garment International, Ltd.	443,000	40,927
	Lam Soon Hong Kong, Ltd.	302,310	267,577
	Le Saunda Holdings, Ltd.	1,448,000	807,417
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,977
#	Lee & Man Holdings, Ltd.	1,780,000	1,529,902
	Lerado Group Holdings Co., Ltd.	1,742,000	282,672
#	Li Heng Chemical Fibre Technologies, Ltd.	1,528,000	243,806
*	Lippo China Resources, Ltd.	1,994,000	60,438
	Lippo, Ltd.	1,195,700	444,182
	Liu Chong Hing Investment, Ltd.	733,200	858,585
*	Longrun Tea Group Co., Ltd.	1,120,000	89,756
	Luen Thai Holdings, Ltd.	1,345,000	138,678
#	Luk Fook Holdings (International), Ltd.	1,166,000	2,587,253
#	Luks Industrial Group, Ltd.	366,913	136,504
*	Lung Cheong International Holdings, Ltd.	6,790,000	321,266
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	900,430
*	Madex International Holdings, Ltd.	3,522,000	62,797
*	Mae Holdings, Ltd.	150,000	30,758
*	Magician Industries (Holdings), Ltd.	172,000	15,967

	Magnificent Estates, Ltd.	12,744,000	$397,237
	Mainland Headwear Holdings, Ltd.	765,600	83,405
	Man Yue International Holdings, Ltd.	1,064,000	308,314
*	Mascotte Holdings, Ltd.	880,000	49,928
	Matrix Holdings, Ltd.	1,067,414	170,567
*	Mei Ah Entertainment Group, Ltd.	9,840,000	216,243
	Melbourne Enterprises, Ltd.	45,500	527,206
#*	Melco International Development, Ltd.	3,145,000	1,600,695
*	Midas International Holdings, Ltd.	2,752,000	79,534
	Midland Holdings, Ltd.	2,784,000	2,574,699
*	Ming Fai International Holdings, Ltd.	942,000	366,432
*	Ming Fung Jewellery Group, Ltd.	4,580,000	440,278
	Miramar Hotel & Investment Co., Ltd.	772,000	840,479
	Nanyang Holdings, Ltd.	137,500	315,699
	National Electronics Holdings, Ltd.	2,156,000	199,968
	Natural Beauty Bio-Technology, Ltd.	4,310,000	1,015,026
#	Neo-Neon Holdings, Ltd.	1,633,000	1,055,874
	New Century Group Hong Kong, Ltd.	13,351,464	267,512
*	New Focus Auto Tech Holdings, Ltd.	60,000	17,707
*	New Times Energy Corp, Ltd.	18,178,000	583,750
	Neway Group Holdings, Ltd.	19,160,000	690,261
	Newocean Green Energy Holdings, Ltd.	2,704,000	643,421
*	Next Media, Ltd.	3,823,183	550,337
*	Ngai Lik Industrial Holdings, Ltd.	680,000	12,603
*	Norstar Founders Group, Ltd.	3,256,000	—
*	North Asia Resources Holdings, Ltd.	1,543,600	275,555
*	Omnicorp, Ltd.	708,000	220,842
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	5,689,706	418,098
*	Orient Power Holdings, Ltd.	804,000	19,481
	Oriental Watch Holdings, Ltd.	783,000	372,693
#*	Pacific Andes International Holdings, Ltd.	4,476,919	805,014
	Pacific Basin Shipping, Ltd.	6,209,000	4,469,391
	Pacific Century Premium Developments, Ltd.	4,160,000	750,421
	Pacific Textile Holdings, Ltd.	1,480,000	817,008
#	Paliburg Holdings, Ltd.	2,198,830	870,957
	Pan Asia Environmental Protection Group, Ltd.	1,056,432	199,143
	Paul Y Engineering Group, Ltd.	77,759	6,174
#*	Peace Mark Holdings, Ltd.	2,738,022	—
*	Pearl Oriental Innovation, Ltd.	3,041,000	620,514
	Pegasus International Holdings, Ltd.	226,000	36,386
#*	PetroAsian Energy Holdings, Ltd.	2,680,000	223,885
	Phoenix Satellite Television Holdings, Ltd.	2,164,000	737,559
	Pico Far East Holdings, Ltd.	3,670,000	725,214
*	PME Group, Ltd.	3,030,000	281,034
*	PNG Resources Holdings, Ltd.	14,682,362	597,046
	Pokfulam Development Co., Ltd.	234,000	212,846
	Polytec Asset Holdings, Ltd.	4,773,526	836,306
*	Premium Land, Ltd.	4,950,000	89,134
	Public Financial Holdings, Ltd.	1,848,000	1,167,376
*	PYI Corp., Ltd.	8,962,000	334,356
*	Pyxis Group, Ltd.	1,936,000	42,419
*	QPL International Holdings, Ltd.	992,000	56,895
	Raymond Industrial, Ltd.	1,383,400	180,486
	Regal Hotels International Holdings, Ltd.	2,253,800	974,604
*	Rising Development Holdings, Ltd.	2,278,000	584,492
	Rivera (Holdings), Ltd.	5,710,000	242,234
	Roadshow Holdings, Ltd.	1,456,000	118,722
	Royale Furniture Holdings, Ltd.	328,000	119,427
	S.A.S. Dragon Holdings, Ltd.	1,440,000	334,536
#	Sa Sa International Holdings, Ltd.	1,906,000	1,518,798
	Safety Godown Co., Ltd.	408,000	257,850

*	Samling Global, Ltd.	2,888,000	$229,774
	Samson Paper Holdings, Ltd.	666,000	77,246
*	San Miguel Brewery Hong Kong, Ltd.	612,800	97,389
*	Sanyuan Group, Ltd.	415,000	8,023
	Sea Holdings, Ltd.	1,138,000	624,719
*	SEEC Media Group, Ltd.	2,550,000	46,095
*	Sewco International Holdings, Ltd.	2,140,000	284,958
#	Shenyin Wanguo, Ltd.	1,212,500	526,021
*	Shenzhen High-Tech Holdings, Ltd.	660,000	42,495
*	Shougang Concord Grand Group, Ltd.	2,451,000	166,832
*	Shougang Concord Technology Holdings, Ltd.	4,107,809	240,358
#	Shui On Construction & Materials, Ltd.	772,000	949,983
*	Shun Ho Resources Holdings, Ltd.	483,000	69,890
*	Shun Ho Technology Holdings, Ltd.	1,037,452	150,221
#	Shun Tak Holdings, Ltd.	3,879,941	2,486,514
#	Sing Tao News Corp, Ltd.	1,974,000	625,855
*	Singamas Container Holdings, Ltd.	5,270,000	1,219,107
*	Sino Gas Group, Ltd.	4,060,000	172,852
*	Sino Prosper Holdings, Ltd.	5,010,000	251,191
*	Sinocan Holdings, Ltd.	350,000	1,759
*	Sino-Tech International Holdings, Ltd.	14,650,000	791,460
#*	Sinotel Technologies, Ltd.	400,000	106,403
*	Skyfame Realty Holdings, Ltd.	2,737,750	—
	Smartone Telecommunications Holdings, Ltd.	1,248,500	1,631,070
*	SMI Publishing Group, Ltd.	250,511	484
	Solomon Systech International, Ltd.	5,662,000	357,194
	South China (China), Ltd.	6,744,000	440,778
	South China Financial Holdings, Ltd.	4,872,000	62,694
	Southeast Asia Properties & Finance, Ltd.	289,891	67,374
*	Starlight International Holdings, Ltd.	3,125,325	144,526
#	Stella International Holdings, Ltd.	657,574	1,290,180
	Styland Holdings, Ltd.	112,190	357
*	Success Universe Group, Ltd.	5,552,000	242,832
	Sun Hing Vision Group Holdings, Ltd.	358,000	154,675
#	Sun Hung Kai & Co., Ltd.	956,000	705,150
*	Sun Innovation Holdings, Ltd.	8,115,655	209,073
*	Sunway International Holdings, Ltd.	866,000	32,051
*	Superb Summit International Timber Co., Ltd.	5,846,600	233,150
*	Sustainable Forest Holdings, Ltd.	7,245,000	326,090
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	142,946
	Synergis Holdings, Ltd.	350,033	38,526
#*	Tack Fat Group International, Ltd.	4,448,000	—
*	Tack Hsin Holdings, Ltd.	536,000	130,860
	Tai Cheung Holdings, Ltd.	1,799,000	1,224,791
	Tai Sang Land Development, Ltd.	576,984	238,795
*	TaiFook Securities Group, Ltd.	1,003,899	669,788
	Tan Chong International, Ltd.	1,212,000	292,459
#	Techtronic Industries Co., Ltd.	4,614,000	4,523,304
*	Termbray Industries International (Holdings), Ltd.	2,304,900	286,757
	Tern Properties Co., Ltd.	61,200	25,640
	Texhong Textile Group, Ltd.	1,930,000	1,149,961
#	Texwinca Holdings, Ltd.	1,954,000	2,223,721
*	Theme International Holdings, Ltd.	1,440,000	171,687
*	Tian Teck Land, Ltd.	1,076,000	859,460
#*	Titan Petrochemicals Group, Ltd.	11,160,000	962,446
*	Tom Group, Ltd.	970,000	95,214
*	Tomorrow International Holdings, Ltd.	4,236,420	247,051
	Tongda Group Holdings, Ltd.	8,530,000	360,887
	Top Form International, Ltd.	2,760,000	213,936
*	Topsearch International (Holdings), Ltd.	3,860,000	167,039
*	Town Health International Investments, Ltd.	176,000	28,871

	Transport International Holdings, Ltd.	464,400	$1,490,393
	Tristate Holdings, Ltd.	188,000	48,617
*	TSC Offshore Group, Ltd.	1,244,000	175,725
*	Tse Sui Luen Jewellery International, Ltd.	78,000	73,616
	Tungtex (Holdings) Co., Ltd.	910,000	167,941
	Tysan Holdings, Ltd.	1,040,773	185,819
*	United Power Investment, Ltd.	9,660,000	285,800
*	U-Right International Holdings, Ltd.	4,746,000	8,564
*	Value Convergence Holdings, Ltd.	600,000	194,850
#	Value Partners Group, Ltd.	1,399,000	976,813
	Van Shung Chong Holdings, Ltd.	2,205,335	231,198
*	Vantage International Holdings, Ltd.	2,700,000	341,387
#	Varitronix International, Ltd.	877,293	309,326
	Vedan International Holdings, Ltd.	3,272,000	272,885
	Veeko International Holdings, Ltd.	3,432,981	180,441
	Victory City International Holdings, Ltd.	2,759,185	621,925
*	Vision Values Holdings, Ltd.	281,400	18,512
*	Vital Group Holdings, Ltd.	470,000	15,481
	Vitasoy International Holdings, Ltd.	3,437,000	2,706,100
*	Vongroup, Ltd.	10,865,000	153,176
*	VST Holdings, Ltd.	2,060,000	548,836
	Wah Ha Realty Co., Ltd.	278,600	108,887
#*	Wah Nam International Holdings, Ltd.	760,000	145,030
	Wai Kee Holdings, Ltd.	8,176,738	1,890,543
*	Wai Yuen Tong Medicine Holdings, Ltd.	387,764	15,993
	Wang On Group, Ltd.	42,175	1,095
*	Warderly International Holdings, Ltd.	520,000	32,170
	Water Oasis Group, Ltd.	1,546,000	257,145
*	Win Hanverky Holdings, Ltd.	1,562,000	239,315
*	Winfoong International, Ltd.	1,331,000	29,927
*	Wing Hing International Holdings, Ltd.	3,790,000	238,755
	Wing On Co. International, Ltd.	781,000	1,499,284
	Wing Tai Properties, Ltd.	1,937,331	729,008
*	Winteam Pharmaceutical Group, Ltd.	3,322,000	467,384
	Wong’s International (Holdings), Ltd.	737,641	132,947
*	Wong’s Kong King International (Holdings), Ltd.	120,000	12,293
*	Xingye Copper International Group, Ltd.	1,315,000	325,778
	Xinyi Glass Holding Co., Ltd.	100,000	61,674
	Y. T. Realty Group, Ltd.	865,000	170,250
	Yangtzekiang Garment, Ltd.	606,500	125,019
	Yau Lee Holdings, Ltd.	534,000	79,771
	YGM Trading, Ltd.	284,000	529,058
*	Yueshou Environmental Holdings, Ltd.	510,800	7,978
	Yugang International, Ltd.	96,156,000	987,688
	Yunnan Enterprises Holdings, Ltd.	480,000	32,815
*	ZZNode Technologies Co., Ltd.	3,264,000	394,216
TOTAL HONG KONG			196,957,881

MALAYSIA — (0.0%)
*	Autoways Holdings Berhad	10,000	4,179
*	Rekapacific Berhad	473,000	—
TOTAL MALAYSIA			4,179

NEW ZEALAND — (4.7%)
	Abano Healthcare Group, Ltd.	35,022	135,014
*	AFFCO Holdings, Ltd.	1,806,887	497,463
	Air New Zealand, Ltd.	1,408,860	1,311,469
*	Auckland International Airport, Ltd.	1,320,701	1,986,300
	Cavalier Corp., Ltd.	283,674	644,452
	CDL Investments (New Zealand), Ltd.	395,965	75,522
	Colonial Motor Co., Ltd.	148,846	259,146

	Ebos Group, Ltd.	165,517	$837,260
*	Fisher & Paykel Appliances Holdings, Ltd.	2,945,492	1,232,020
	Fisher & Paykel Healthcare Corp., Ltd.	2,402,700	5,231,267
	Freightways, Ltd.	717,330	1,552,931
	Hallenstein Glasson Holdings, Ltd.	242,461	762,716
	Hellaby Holdings, Ltd.	344,804	506,202
	Infratil, Ltd.	2,114,735	2,760,277
	Mainfreight, Ltd.	378,330	1,952,704
	Methven, Ltd.	70,490	87,952
	Michael Hill International, Ltd.	1,534,152	752,213
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	424,767
	New Zealand Exchange, Ltd.	285,516	328,755
*	New Zealand Oil & Gas, Ltd.	1,729,680	1,611,377
*	New Zealand Refining Co., Ltd.	600,961	1,620,140
	Northland Port Corp. (New Zealand), Ltd.	217,513	272,710
#	Nuplex Industries, Ltd.	932,646	2,195,998
*	Pike River Coal, Ltd.	293,491	243,479
	Port of Tauranga, Ltd.	528,512	2,674,325
#	Pumpkin Patch, Ltd.	606,913	855,141
*	Pyne Gould Corp., Ltd.	330,217	99,169
*	Pyne Gould Guinness, Ltd.	1,576,514	648,274
*	Rakon, Ltd.	92,161	83,637
	Restaurant Brands New Zealand, Ltd.	369,175	685,284
*	Richina Pacific, Ltd.	274,180	72,420
*	Rubicon, Ltd.	1,113,829	644,045
#	Ryman Healthcare, Ltd.	1,753,323	2,662,649
	Sanford, Ltd.	393,618	1,149,847
	Scott Technology, Ltd.	25,933	22,739
*	Seafresh Fisheries, Ltd.	80,520	1,654
	Skellerup Holdings, Ltd.	263,479	182,047
	Sky City Entertainment Group, Ltd.	2,523,346	5,239,319
*	Sky Network Television, Ltd.	666,707	2,418,933
	South Port (New Zealand), Ltd.	30,744	59,776
#	Steel & Tube Holdings, Ltd.	393,011	707,931
*	Tenon, Ltd.	19,132	14,094
	Tourism Holdings, Ltd.	274,867	169,327
	Tower, Ltd.	782,696	1,049,135
	TrustPower, Ltd.	9,392	50,373
	Vector, Ltd.	389,611	650,905
*	Warehouse Group, Ltd.	469,712	1,304,190
TOTAL NEW ZEALAND			48,727,348

SINGAPORE — (10.1%)
*	Abterra, Ltd.	10,800	9,937
*	Addvalue Technologies, Ltd.	1,043,000	35,742
	Advanced Holdings, Ltd.	691,000	139,341
*	AFP Properties, Ltd.	3,160,000	1,377,761
	Allgreen Properties, Ltd.	2,604,000	2,335,864
	Armstrong Industrial Corp., Ltd.	1,236,000	399,052
*	Asia Environment Holdings, Ltd.	528,793	76,334
*	Asia-Pacific Strategic Investments, Ltd.	141	172
*	Asiasons Capital, Ltd.	286,000	36,860
*	ASL Marine Holdings, Ltd.	497,000	347,817
*	A-Sonic Aerospace, Ltd.	437,996	21,497
*	Ausgroup, Ltd.	192,000	70,146
#	Baker Technology, Ltd.	1,236,000	385,157
*	Ban Joo & Co., Ltd.	1,654,000	50,618
*	Banyan Tree Holdings, Ltd.	629,000	422,090
*	Beng Kuang Marine, Ltd.	835,000	146,768
	Best World International, Ltd.	221,500	50,609
*	Beyonics Technology, Ltd.	6,949,300	1,291,051

*	BH Global Marine, Ltd.	308,000	$82,288
*	Biosensors International Group, Ltd.	1,032,000	776,508
	Bonvests Holdings, Ltd.	978,000	736,587
	Boustead Singapore, Ltd.	171,000	129,038
	Breadtalk Group, Ltd.	163,800	71,623
#	Broadway Industrial Group, Ltd.	461,000	406,617
*	Brothers (Holdings), Ltd.	504,628	60,642
#	Bukit Sembawang Estates, Ltd.	388,003	1,415,694
*	Bund Center Investment, Ltd.	848,000	325,633
	CEI Contract Manufacturing, Ltd.	432,000	46,337
	Cerebos Pacific, Ltd.	528,000	1,791,443
	CH Offshore, Ltd.	1,393,400	582,713
*	Changjiang Fertilizer Holdings, Ltd.	515	94
	Chemical Industries (Far East), Ltd.	91,910	33,022
	China Aviation Oil Singapore Corp., Ltd.	653,000	741,461
	China Dairy Group, Ltd.	1,502,000	159,832
*	China Energy, Ltd.	3,110,000	439,258
#	China Merchants Holdings Pacific, Ltd.	809,000	436,844
#	China XLX Fertiliser, Ltd.	714,000	304,654
*	Chip Eng Seng Corp., Ltd.	1,612,800	479,475
	Chosen Holdings, Ltd.	1,202,000	159,905
*	Chuan Hup Holdings, Ltd.	3,967,000	765,473
*	Compact Metal Industries, Ltd.	643,000	7,334
#	Creative Technology Co., Ltd.	257,350	780,627
	CSC Holdings, Ltd.	1,829,000	229,037
*	CSE Global, Ltd.	1,814,000	1,476,248
	CWT, Ltd.	891,700	645,012
#*	Delong Holdings, Ltd.	1,287,000	662,256
*	Digiland International, Ltd.	11,763,000	44,723
*	Eagle Brand Holdings, Ltd.	14,387,000	820,489
*	Eastern Asia Technology, Ltd.	1,034,000	97,919
*	Ellipsiz, Ltd.	123,000	15,943
	EnGro Corp, Ltd.	354,000	247,650
*	Enviro-Hub Holdings, Ltd.	1,445,666	110,798
*	Etika International Holdings, Ltd.	53,000	39,880
	Eu Yan Sang International, Ltd.	220,000	128,732
*	Eucon Holdings, Ltd.	3,096,000	139,509
#*	Ezion Holdings, Ltd.	1,092,000	559,561
#	Ezra Holdings, Ltd.	1,740,000	2,275,162
	F.J. Benjamin Holdings, Ltd.	1,095,000	367,491
*	Falcon Energy Group, Ltd.	984,000	373,639
*	Federal International (2000), Ltd.	985,500	112,353
#	First Resources, Ltd.	2,223,000	1,975,697
	Food Empire Holdings, Ltd.	1,094,400	348,807
	Fragrance Group, Ltd.	41,000	20,309
*	Freight Links Express Holdings, Ltd.	3,893,000	192,475
*	Fu Yu Corp., Ltd.	3,955,750	394,427
*	Gallant Venture, Ltd.	1,505,000	285,985
	GK Goh Holdings, Ltd.	1,458,000	663,959
	Global Yellow Pages, Ltd.	299,000	39,896
#	Goodpack, Ltd.	1,065,000	1,547,927
	GP Batteries International, Ltd.	343,000	514,370
	GP Industries, Ltd.	2,872,209	1,302,206
*	Grand Banks Yachts, Ltd.	250,000	94,099
#*	Guocoland, Ltd.	501,500	898,946
	Healthway Medical Corp., Ltd.	2,630,480	349,784
	Hersing Corp., Ltd.	1,285,000	278,624
#	Hiap Seng Engineering, Ltd.	470,000	239,595
	Hi-P International, Ltd.	1,152,000	894,840
	Ho Bee Investment, Ltd.	965,000	1,218,113
*	Hong Fok Corp., Ltd.	2,796,700	1,181,897

	Hong Leong Asia, Ltd.	484,000	$1,220,861
	Hotel Grand Central, Ltd.	1,119,926	688,804
#	Hotel Properties, Ltd.	1,359,400	2,868,289
	Hour Glass, Ltd.	622,744	416,888
	HTL International Holdings, Ltd.	1,063,843	594,124
*	Huan Hsin Holdings, Ltd.	1,106,400	235,053
	HupSteel, Ltd.	1,572,875	281,694
	Hwa Hong Corp., Ltd.	2,279,000	974,158
#	Hyflux, Ltd.	1,057,000	2,499,962
*	IDT Holdings, Ltd.	693,000	241,233
	IFS Capital, Ltd.	421,080	163,622
*	Informatics Education, Ltd.	1,658,000	208,121
	InnoTek, Ltd.	561,000	219,150
	Intraco, Ltd.	599,500	146,241
	IPC Corp., Ltd.	724,000	71,438
	Isetan (Singapore), Ltd.	122,500	328,815
	Jadason Enterprises, Ltd.	728,000	52,055
*	Jasper Investments, Ltd.	90,680	5,555
#*	Jaya Holdings, Ltd.	1,468,000	726,278
#*	JES International Holdings, Ltd.	946,000	241,113
#*	Jiutian Chemical Group, Ltd.	681,000	41,202
	JK Yaming International Holdings, Ltd.	906,000	282,458
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	K1 Ventures, Ltd.	3,349,500	396,168
#	Keppel Telecommunications & Transportation, Ltd.	1,509,600	1,456,998
	Khong Guan Flour Milling, Ltd.	38,000	44,747
	Kian Ann Engineering, Ltd.	1,276,000	203,841
	Kian Ho Bearings, Ltd.	781,500	118,665
#	Kim Eng Holdings, Ltd.	1,299,620	1,749,378
	Koh Brothers Group, Ltd.	1,312,000	209,464
*	KS Energy Services, Ltd.	615,825	506,892
*	Lafe Corp., Ltd.	1,234,800	85,363
*	LanTroVision (S), Ltd.	5,028,750	134,631
	LC Development, Ltd.	2,041,254	278,847
	Lee Kim Tah Holdings, Ltd.	1,600,000	661,169
	Lion Asiapac, Ltd.	473,000	95,483
	Low Keng Huat Singapore, Ltd.	1,834,000	644,833
	Lum Chang Holdings, Ltd.	1,042,030	257,257
	M1, Ltd.	1,623,000	2,697,256
*	Manhattan Resources, Ltd.	668,000	425,475
*	Manufacturing Integration Technology, Ltd.	264,000	27,890
*	Marco Polo Marine, Ltd.	266,000	93,009
*	Memstar Technology, Ltd.	1,019,000	65,902
	Memtech International, Ltd.	1,322,000	105,564
	Mercator Lines Singapore, Ltd.	295,000	60,631
	Metro Holdings, Ltd.	1,657,160	988,418
#	Midas Holdings, Ltd.	1,530,000	1,157,341
*	Mirach Energy, Ltd.	460,000	31,241
	Miyoshi Precision, Ltd.	353,500	43,015
*	Multi-Chem, Ltd.	1,263,000	138,984
	Nera Telecommunications, Ltd.	1,125,000	282,445
	New Toyo International Holdings, Ltd.	1,624,000	259,180
*	Novo Group, Ltd.	139,000	19,599
	NSL, Ltd.	414,000	444,663
#*	Oceanus Group, Ltd.	3,164,000	770,230
	Orchard Parade Holdings, Ltd.	952,022	840,209
	OSIM International, Ltd.	964,000	732,351
*	Ossia International, Ltd.	627,554	69,413
#*	Otto Marine, Ltd.	2,206,000	596,620
	Pan Pacific Hotels Group, Ltd.	1,669,500	2,112,318
	Pan-United Corp., Ltd.	2,006,000	754,481

	PCI, Ltd.	575,000	$188,509
*	Penguin International, Ltd.	400,000	39,547
	Pertama Holdings, Ltd.	459,750	157,846
	Petra Foods, Ltd.	881,000	967,913
	Popular Holdings, Ltd.	2,763,650	336,349
	PSC Corp., Ltd.	1,823,419	359,715
	QAF, Ltd.	881,000	413,773
	Qian Hu Corp., Ltd.	674,600	63,869
#*	Raffles Education Corp., Ltd.	5,370,781	1,143,789
	Raffles Medical Group, Ltd.	520,000	874,253
	Rotary Engineering, Ltd.	1,083,600	766,604
	San Teh, Ltd.	1,006,087	309,043
	SBS Transit, Ltd.	953,500	1,347,970
	SC Global Developments, Ltd.	111,000	134,450
*	Seroja Investments, Ltd.	17,767	4,888
	Sim Lian Group, Ltd.	1,380,000	762,189
	Sing Holdings, Ltd.	36,666	9,193
	Sing Investments & Finance, Ltd.	198,450	241,820
	Singapore Land, Ltd.	132,000	708,443
	Singapore Post, Ltd.	3,225,120	2,995,372
	Singapore Reinsurance Corp., Ltd.	1,514,530	317,346
	Singapore Shipping Corp., Ltd.	1,689,000	333,055
	Singapura Finance, Ltd.	174,062	235,683
	Sinomem Technology, Ltd.	349,000	132,714
*	Sinostar PEC Holdings, Ltd.	127,000	18,745
	Sinwa, Ltd.	259,000	44,062
	SMB United, Ltd.	1,224,000	246,936
	Soilbuild Group Holdings, Ltd.	272,000	164,373
#*	Sound Global, Ltd.	1,432,000	934,645
#	Spice I2I, Ltd.	6,323,000	648,916
	Stamford Land Corp., Ltd.	2,803,000	1,129,065
	Straco Corp., Ltd.	130,000	13,098
*	Straits Asia Resources, Ltd.	149,021	249,362
	Sunningdale Tech, Ltd.	2,086,000	317,261
*	Sunvic Chemical Holdings, Ltd.	311,000	90,878
#	Super Group, Ltd.	686,000	573,918
	Superbowl Holdings, Ltd.	522,000	87,718
	Superior Multi-Packaging, Ltd.	319,500	19,306
#*	Swiber Holdings, Ltd.	1,007,000	781,037
#	Tat Hong Holdings, Ltd.	1,054,800	834,860
*	Technics Oil & Gas, Ltd.	24,000	17,246
	Thakral Corp., Ltd.	6,028,000	137,591
	Thomson Medical Centre, Ltd.	59,000	43,080
*	Tiong Woon Corp. Holding, Ltd.	901,000	308,599
*	Transcu Group, Ltd.	1,885,000	172,676
	Trek 2000 International, Ltd.	973,000	309,382
	Tuan Sing Holdings, Ltd.	285,000	48,919
	UMS Holdings, Ltd.	841,000	284,225
#	United Engineers, Ltd.	578,666	1,034,420
	United Envirotech, Ltd.	513,000	189,232
	United Industrial Corp., Ltd.	309,000	550,374
	United Overseas Insurance, Ltd.	187,250	467,748
	UOB-Kay Hian Holdings, Ltd.	1,427,400	1,694,246
*	Venture Corp., Ltd.	554,000	4,135,629
	Vicom, Ltd.	120,000	250,229
	WBL Corp., Ltd.	597,000	1,933,639
*	Wee Hur Holdings, Ltd.	311,000	127,730
#	Wheelock Properties, Ltd.	1,147,000	1,650,349
	Wing Tai Holdings, Ltd.	1,619,000	2,130,798
	Xpress Holdings, Ltd.	3,079,000	164,215
	YHI International, Ltd.	1,174,000	239,842

*	Yoma Strategic Holdings, Ltd.	132,000	$7,588
	Yongnam Holdings, Ltd.	1,970,000	389,444
TOTAL SINGAPORE			106,071,075

TOTAL COMMON STOCKS			889,720,973

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
	Village Roadshow, Ltd. Series A	334,417	843,276

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
#*	Adamus Resources, Ltd. Rights 10/14/10	82,904	5,609
*	IDT Australia, Ltd. Warrants 03/31/11	8,220	—
TOTAL AUSTRALIA			5,609

HONG KONG — (0.0%)
*	Chun Wo Development Holdings, Ltd. Warrants 09/12/13	375,548	8,374
*	Kong Sun Holdings, Ltd. Rights 10/21/10	54,950	708
*	Lippo, Ltd. Warrants 07/04/11	82,470	691
*	Pacific Andes International Holdings, Ltd. Warrants 06/15/11	641,359	7,109
*	Wai Yuen Tong Medicine Holdings, Ltd. Right 10/20/10	1,938,819	33,884
TOTAL HONG KONG			50,766

SINGAPORE — (0.0%)
*	A-Sonic Aerospace, Ltd. Warrants 12/30/10	218,998	4,996
*	Best World International, Ltd. Warrants 07/05/13	44,300	3,200
*	Goodpack, Ltd. Warrants 11/30/12	169,000	156,779
*	Sinotel Technologies, Ltd. Rights 10/15/10	100,000	5,323
*	Sinwa, Ltd. Rights 10/07/10	129,500	6,893
TOTAL SINGAPORE			177,191

TOTAL RIGHTS/WARRANTS			233,566

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 10/01/10 (Collateralized by $2,410,000 FHLMC 5.00%, 10/15/19, valued at $2,711,250) to be repurchased at $2,667,014	$2,667	2,667,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.8%)
§@ DFA Short Term Investment Fund	154,467,852	154,467,852
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 10/01/10 (Collateralized by FNMA, ranging in par value from $2,413,406 to $28,491,013, rates ranging from 4.000% to 7.000%, maturities ranging from 02/01/25 to 05/01/40, value at $540,388) to be repurchased at $529,796	$530	529,792
TOTAL SECURITIES LENDING COLLATERAL		154,997,644

TOTAL INVESTMENTS — (100.0%)
(Cost $878,511,038)##		$1,048,462,459

Summary of inputs used to value the Series’ investments as of September 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$481,673	$537,478,817	—	$537,960,490
Hong Kong	48,356	196,909,525	—	196,957,881
Malaysia	—	4,179	—	4,179
New Zealand	59,776	48,667,572	—	48,727,348
Singapore	786,009	105,285,066	—	106,071,075
Preferred Stocks
Australia	—	843,276	—	843,276
Rights/Warrants
Australia	—	5,609	—	5,609
Hong Kong	691	50,075	—	50,766
Singapore	—	177,191	—	177,191
Temporary Cash Investments	—	2,667,000	—	2,667,000
Securities Lending Collateral	—	154,997,644	—	154,997,644
TOTAL	$1,376,505	$1,047,085,954	—	$1,048,462,459

See accompanying notes to Schedules of Investments.

THE UNITED KINGDOM SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
September 30, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (98.7%)
Consumer Discretionary — (21.1%)
	4imprint Group P.L.C.	96,735	$320,141
	Aegis Group P.L.C.	3,149,142	6,118,928
*	Aga Rangemaster Group P.L.C.	288,143	441,940
	Arena Leisure P.L.C.	1,372,024	720,099
*	Barratt Developments P.L.C.	1,705,006	2,646,607
	Bellway P.L.C.	423,813	3,838,330
*	Berkeley Group Holdings P.L.C. (The)	422,922	5,499,309
	Bloomsbury Publishing P.L.C.	271,841	500,128
*	Bovis Homes Group P.L.C.	474,842	2,864,580
	Carpetright P.L.C.	167,232	2,055,450
*	Carphone Warehouse Group P.L.C.	506,951	2,177,142
	Centaur Media P.L.C.	556,967	491,692
*	Chime Communications P.L.C.	210,455	662,029
*	Chrysalis Group P.L.C.	107,232	169,710
	Churchill China P.L.C.	30,000	139,006
	Cineworld Group P.L.C.	3,286	10,458
*	Clinton Cards P.L.C.	740,506	395,154
	Creston P.L.C.	5,389	7,601
	Daily Mail & General Trust P.L.C. Series A	913,007	7,554,937
*	Debenhams P.L.C.	2,865,831	2,947,215
	Dignity P.L.C.	250,732	2,718,017
*	Dixons Retail P.L.C.	10,540,418	4,266,951
	Domino’s Pizza UK & IRL P.L.C.	50,018	369,076
	Dunelm Group P.L.C.	43,456	263,768
*	eaga P.L.C.	140,286	248,461
*	Enterprise Inns P.L.C.	1,337,330	2,262,006
	Euromoney Institutional Investor P.L.C.	308,341	2,963,217
*	Findel P.L.C.	1,283,962	216,824
*	Forminster P.L.C.	43,333	2,553
	French Connection Group P.L.C.	373,475	314,049
	Fuller Smith & Turner P.L.C.	129,026	1,144,032
	Future P.L.C.	1,324,863	392,940
	Game Group P.L.C.	1,441,697	1,494,571
*	Games Workshop Group P.L.C.	101,889	687,826
	GKN P.L.C.	3,830,675	10,205,098
	Greene King P.L.C.	770,089	4,978,496
	Halfords Group P.L.C.	752,842	5,236,613
	Haynes Publishing Group P.L.C.	14,703	57,727
	Headlam Group P.L.C.	330,383	1,519,903
	Henry Boot P.L.C.	426,786	564,143
#	HMV Group P.L.C.	1,545,882	1,166,808
	Holidaybreak P.L.C.	206,890	903,099
*	Home Retail Group P.L.C.	1,138,104	3,687,807
	Hornby P.L.C.	154,220	399,734
*	Howden Joinery Group P.L.C.	629,840	759,434
	Huntsworth P.L.C.	800,069	1,007,437
*	Inchcape P.L.C.	1,099,767	5,392,721
	Informa P.L.C.	1,449,124	9,546,867
*	ITV P.L.C.	6,035,176	5,664,287
	J.D. Wetherspoon P.L.C.	437,012	3,021,631
	JD Sports Fashion P.L.C.	120,013	1,536,501
*	JJB Sports P.L.C.	1,560,131	202,897
	John Menzies P.L.C.	244,534	1,641,761
*	Johnston Press P.L.C.	507,412	116,069
	Kesa Electricals P.L.C.	1,982,633	4,564,360
	Ladbrokes P.L.C.	2,678,945	5,647,485
	Laura Ashley Holdings P.L.C.	2,800,394	754,783

*	Lookers P.L.C.	1,037,969	$980,408
	Marston’s P.L.C.	1,639,665	2,385,886
*	Mecom Group P.L.C.	73,143	298,999
	Millennium & Copthorne Hotels P.L.C.	609,888	4,985,918
*	Mitchells & Butlers P.L.C.	856,886	3,918,300
	Mothercare P.L.C.	324,479	2,661,174
	N Brown Group P.L.C.	828,543	3,027,206
	Pace P.L.C.	772,437	2,117,082
#*	PartyGaming P.L.C.	666,311	2,880,084
*	Pendragon P.L.C.	2,285,154	842,673
*	Persimmon P.L.C.	770,373	4,825,670
#	Pinewood Shepperton P.L.C.	182,105	514,266
*	Punch Taverns P.L.C.	1,381,297	1,918,816
	Rank Group P.L.C.	915,711	1,687,523
*	Redrow P.L.C.	727,898	1,419,921
	Restaurant Group P.L.C.	732,507	3,036,366
	Rightmove P.L.C.	261,219	3,013,227
	Smiths News P.L.C.	674,129	1,109,392
*	Sportech P.L.C.	329,794	207,893
*	Sports Direct International P.L.C.	456,794	1,013,998
	St. Ives Group P.L.C.	436,379	514,621
*	Stylo P.L.C.	64,096	4,783
*	Tandem Group P.L.C. Non-Voting Shares	327,365	—
*	Taylor Wimpey P.L.C.	5,622,251	2,504,804
	Ted Baker P.L.C.	149,926	1,334,503
	Thomas Cook Group P.L.C.	2,420,264	6,541,945
*	Topps Tiles P.L.C.	726,666	657,967
*	Trinity Mirror P.L.C.	480,731	819,942
	United Business Media P.L.C.	864,643	8,559,045
	UTV Media P.L.C.	217,432	460,033
	Vitec Group P.L.C. (The)	160,303	1,281,585
*	Wagon P.L.C.	237,979	4,673
	WH Smith P.LC.	588,205	4,186,764
	Whitbread P.L.C.	103,235	2,637,232
	William Hill P.L.C.	2,360,431	6,164,838
	Wilmington Group P.L.C.	346,234	832,924
#*	Yell Group P.L.C.	6,166,762	1,435,352
Total Consumer Discretionary			206,266,221

Consumer Staples — (4.3%)
#	A.G. Barr P.L.C.	128,920	2,488,153
	Anglo-Eastern Plantations P.L.C.	108,153	993,228
	Britvic P.L.C.	800,932	6,100,449
	Cranswick P.L.C.	178,057	2,297,128
	Dairy Crest Group P.L.C.	520,119	3,024,114
	Devro P.L.C.	605,749	2,379,091
*	European Home Retail P.L.C.	109,256	—
*	Fiberweb P.L.C.	126,034	149,624
	Greggs P.L.C.	371,068	2,769,742
	McBride P.L.C.	776,269	2,256,538
	Northern Foods P.L.C.	1,842,840	1,359,130
*	Premier Foods P.L.C.	5,738,177	1,470,068
	PZ Cussons P.L.C.	1,298,024	7,476,877
	R.E.A. Holdings P.L.C.	49,233	534,853
	Robert Wiseman Dairies P.L.C.	221,312	1,117,000
	Tate & Lyle P.L.C.	904,192	6,634,658
	Thorntons P.L.C.	313,060	450,231
*	Uniq P.L.C.	244,774	34,767
	Young & Co.’s Brewery P.L.C.	40,000	268,623
	Young & Co.’s Brewery P.L.C. Series A	20,936	177,186
Total Consumer Staples			41,981,460

Energy — (5.9%)
*	Afren P.L.C.	2,208,128	$3,842,476
	Anglo Pacific Group P.L.C.	426,647	2,017,975
*	Dana Petroleum P.L.C.	333,328	9,422,096
*	EnQuest P.L.C.	835,359	1,524,240
*	Fortune Oil P.L.C.	5,889,851	718,972
*	Hardy Oil & Gas P.L.C.	49,802	163,903
	Heritage Oil P.L.C.	392,979	1,834,643
	Hunting P.L.C.	439,386	4,296,293
#	James Fisher & Sons P.L.C.	170,822	1,323,877
	JKX Oil & Gas P.L.C.	431,945	2,188,148
	John Wood Group P.L.C.	1,065,205	7,306,816
	Lamprell P.L.C.	157,534	883,240
	Melrose Resources P.L.C.	336,039	1,701,732
*	Premier Oil P.L.C.	367,703	9,567,592
*	Salamander Energy P.L.C.	356,965	1,433,856
*	Soco International P.L.C.	892,380	6,025,380
*	UK Coal P.L.C.	889,073	502,046
	Wellstream Holdings P.L.C.	213,033	2,564,331
Total Energy			57,317,616

Financials — (13.0%)
	Aberdeen Asset Management P.L.C.	2,558,118	6,456,376
	Amlin P.L.C.	1,554,683	9,822,078
	Arbuthnot Banking Group P.L.C.	67,329	431,088
	Ashmore Group P.L.C.	612,152	3,224,065
*	BCB Holdings, Ltd.	5,979	7,514
	Beazley P.L.C.	1,385,083	2,516,056
	BlueBay Asset Management P.L.C.	169,242	920,970
	Brewin Dolphin Holdings P.L.C.	870,024	1,801,683
	Brit Insurance Holdings NV	322,309	5,192,577
*	Capital & Regional P.L.C.	814,788	439,989
	Catlin Group, Ltd. P.L.C.	1,219,427	6,521,407
	Charles Stanley Group P.L.C.	125,182	443,727
	Charles Taylor Consulting P.L.C.	139,215	402,506
	Chaucer Holdings P.L.C.	547,781	418,011
	Chesnara P.L.C.	203,181	688,970
	Close Brothers Group P.L.C.	492,424	5,708,273
	Collins Stewart P.L.C.	229,393	302,563
	Daejan Holdings P.L.C.	33,216	1,359,456
	Development Securities P.L.C.	457,283	1,653,882
*	DTZ Holdings P.L.C.	224,770	169,384
	Evolution Group P.L.C.	1,028,900	1,355,576
	F&C Asset Management P.L.C.	896,498	912,653
*	Full Circle Future, Ltd.	135,600	—
	Hansard Global P.L.C.	4,765	13,126
	Hardy Underwriting Group P.L.C.	153,854	543,632
	Hargreaves Lansdown P.L.C.	482,531	3,332,779
	Helical Bar P.L.C.	373,868	1,753,882
#	Henderson Group P.L.C.	2,936,019	5,733,245
	Hiscox, Ltd. P.L.C.	1,517,006	8,314,173
	IG Group Holdings P.L.C.	1,241,907	9,710,164
*	Industrial & Commercial Holdings P.L.C.	5,000	118
	Intermediate Capital Group P.L.C.	1,098,101	5,165,819
	International Personal Finance P.L.C.	930,623	3,947,896
*	IP Group P.L.C.	261,406	131,471
	Jardine Lloyd Thompson Group P.L.C.	603,449	5,476,817
*	Lancashire Holdings, Ltd. P.L.C.	392,595	3,421,248
	Liontrust Asset Management P.L.C.	129,935	185,795
	London Stock Exchange Group P.L.C.	399,342	4,273,902
	LSL Property Services P.L.C.	134,125	488,640
*	MWB Group Holdings P.L.C.	379,622	217,745

	Novae Group P.L.C.	234,907	$1,217,824
	Provident Financial P.L.C.	469,891	6,095,709
*	Puma Brandenburg, Ltd. (B61F3J5)	1,193,004	76,439
*	Puma Brandenburg, Ltd. (B62NCQ8)	1,193,004	146,373
*	Quintain Estates & Development P.L.C.	355,238	242,201
	Rathbone Brothers P.L.C.	159,131	2,113,893
*	Rutland Trust P.L.C.	85,288	—
	S&U P.L.C.	21,140	184,372
	Savills P.L.C.	501,321	2,396,410
*	Shellproof, Ltd.	1,156	790
*	Shore Capital Group, Ltd. P.L.C.	1,193,004	520,619
	St. James’s Place P.L.C.	718,698	3,277,286
	St. Modwen Properties P.L.C.	591,267	1,586,570
	Tullett Prebon P.L.C.	767,415	4,798,858
*	Unite Group P.L.C.	192,038	666,376
Total Financials			126,782,976

Health Care — (3.0%)
#*	Alizyme P.L.C.	660,805	41,522
*	Antisoma P.L.C.	2,024,536	190,259
*	Ark Therapeutics Group P.L.C.	627,344	47,797
*	Assura Group, Ltd. P.L.C.	55,610	39,867
*	Axis-Shield P.L.C.	223,338	972,588
	Biocompatibles International P.L.C.	63,286	356,328
	Bioquell P.L.C.	90,893	145,901
*	BTG P.L.C.	730,460	2,621,448
	Consort Medical P.L.C.	116,271	806,940
	Corin Group P.L.C.	126,637	100,334
	Dechra Pharmaceuticals P.L.C.	203,835	1,502,254
	Genus P.L.C.	157,057	1,938,950
	Hikma Pharmaceuticals P.L.C.	430,418	4,658,647
	Nestor Healthcare Group P.L.C.	443,850	650,156
*	Oxford Biomedica P.L.C.	2,123,042	310,744
*	Prostrakan Group P.L.C.	38,359	41,270
*	Renovo Group P.L.C.	95,255	44,760
*	Southern Cross Healthcare, Ltd. P.L.C.	195,059	94,158
	SSL International P.L.C.	753,239	13,715,278
*	Synergy Health P.L.C.	38,859	452,322
*	Vectura Group P.L.C.	1,111,360	896,450
Total Health Care			29,627,973

Industrials — (29.9%)
*	AEA Technology P.L.C.	539,970	144,040
#	Air Partner P.L.C.	37,086	227,034
	Alumasc Group P.L.C.	124,366	225,270
	Ashtead Group P.L.C.	1,976,882	3,409,824
	Atkins WS P.L.C.	425,663	4,936,333
*	Autologic Holdings P.L.C.	80,000	30,161
*	Avis Europe P.L.C.	42,037	142,883
	Babcock International Group P.L.C.	1,286,052	11,520,189
	Balfour Beatty P.L.C.	2,173,963	9,149,224
	BBA Aviation P.L.C.	1,264,939	3,745,228
	Bodycote P.L.C.	722,295	2,828,348
	Braemar Shipping Services P.L.C.	81,108	622,240
#	Brammer P.L.C.	185,266	522,767
#*	British Airways P.L.C.	92,560	353,370
	BSS Group P.L.C.	489,152	3,443,643
	Camellia P.L.C.	2,437	364,013
	Carillion P.L.C.	1,523,518	7,507,455
	Carr’s Milling Industries P.L.C.	35,330	351,145
	Castings P.L.C.	162,757	593,852

	Charter International P.L.C.	614,873	$6,719,315
	Chemring Group P.L.C.	128,869	6,086,281
	Clarkson P.L.C.	64,187	1,011,401
	Communisis P.L.C.	561,133	212,304
#	Connaught P.L.C.	319,006	83,437
*	Cookson Group P.L.C.	963,139	8,290,792
	Costain Group P.L.C.	126,958	418,071
*	Danka Business Systems P.L.C.	1,029,605	—
	Davis Service Group P.L.C.	670,430	4,227,687
	De la Rue P.L.C.	387,017	4,012,059
*	easyJet P.L.C.	590,927	3,430,944
	Eleco P.L.C.	80,000	22,621
	Fenner P.L.C.	671,987	2,450,825
	Firstgroup P.L.C.	1,547,046	8,822,995
	Forth Ports P.L.C.	175,092	3,797,110
	Galliford Try P.L.C.	147,177	764,674
	Go-Ahead Group P.L.C.	164,629	2,898,481
	Hampson Industries P.L.C.	591,932	292,399
	Hays P.L.C.	4,753,935	8,448,213
#*	Helphire P.L.C.	1,050,597	593,716
	Hogg Robinson Group P.L.C.	103,893	48,341
	Homeserve P.L.C.	1,100,525	7,615,277
	Hyder Consulting P.L.C.	168,297	916,966
	IMI P.L.C.	1,191,221	14,406,231
*	Impellam Group P.L.C.	35,258	76,106
	Interserve P.L.C.	498,625	1,574,191
	Intertek Group P.L.C.	539,854	15,550,158
	Invensys P.L.C.	486,722	2,285,269
	ITE Group P.L.C.	1,009,264	2,829,367
	J. Smart & Co. (Contractors) P.L.C.	22,500	146,963
	Keller Group P.L.C.	262,639	2,435,114
	Kier Group P.L.C.	137,718	2,563,210
	Latchways P.L.C.	41,288	456,814
	Lavendon Group P.L.C.	460,763	382,671
	Lincat Group P.L.C.	14,452	141,323
	Low & Bonar P.L.C.	763,541	439,492
	Management Consulting Group P.L.C.	1,150,534	412,849
	Mears Group P.L.C.	51,916	244,553
	Meggitt P.L.C.	1,797,828	8,380,484
	Melrose P.L.C.	1,522,160	6,552,379
	Michael Page International P.L.C.	1,235,568	8,949,419
	Mitie Group P.L.C.	1,211,510	3,645,854
	MJ Gleeson Group P.L.C.	195,875	352,833
	Morgan Crucible Co. P.L.C.	1,174,108	4,027,858
	Morgan Sindall P.L.C.	161,485	1,693,651
	Mouchel Group P.L.C.	469,006	924,319
*	National Express Group P.L.C.	1,272,965	4,848,506
*	Northgate P.L.C.	315,356	1,073,894
	PayPoint P.L.C.	89,092	396,374
	PV Crystalox Solar P.L.C.	696,229	550,578
	Qinetiq P.L.C.	2,180,065	3,695,860
#	Regus P.L.C.	3,178,152	3,994,025
*	Rentokil Initial P.L.C.	3,510,664	5,682,546
	Ricardo P.L.C.	217,815	1,018,959
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	1,419,218
	ROK P.L.C.	723,316	213,409
	Rotork P.L.C.	348,025	9,404,551
	RPS Group P.L.C.	788,615	2,314,844
	Senior P.L.C.	1,671,692	3,649,624
	Severfield-Rowen P.L.C.	351,952	1,123,384

	Shanks Group P.L.C.	1,642,693	$2,913,303
*	SIG P.L.C.	1,676,811	2,534,962
	Speedy Hire P.L.C.	178,122	64,238
	Spice P.L.C.	4,494	4,930
	Spirax-Sarco Engineering P.L.C.	301,608	8,539,086
	Stagecoach Group P.L.C.	1,640,748	4,705,846
	Sthree P.L.C.	299,337	1,374,052
#	T Clarke P.L.C.	148,717	284,647
	Tarsus Group P.L.C.	212,372	430,206
*	Travis Perkins P.L.C.	667,086	8,835,956
	Tribal Group P.L.C.	132,810	170,189
*	Trifast P.L.C.	359,985	203,251
	UK Mail Group P.L.C.	198,089	1,187,283
	Ultra Electronics Holdings P.L.C.	267,145	7,156,920
	Umeco P.L.C.	196,406	1,339,204
*	Volex Group P.L.C.	229,354	596,070
	Vp P.L.C.	167,463	433,389
	Weir Group P.L.C. (The)	362,747	8,118,512
	Wincanton P.L.C.	479,763	1,740,576
	WSP Group P.L.C.	262,651	1,546,916
	XP Power, Ltd. P.L.C.	73,546	1,033,349
Total Industrials			292,350,693

Information Technology — (11.7%)
	Acal P.L.C.	104,729	316,971
	Alphameric P.L.C.	127,141	47,922
*	Alterian P.L.C.	179,139	537,226
	Anite P.L.C.	1,166,924	944,044
	Aveva Group P.L.C.	274,171	6,313,740
	Computacenter P.L.C.	423,790	1,913,060
*	CSR P.L.C.	385,300	2,174,520
	Dialight P.L.C.	111,362	777,365
	Dimension Data Holdings P.L.C.	5,151,402	9,682,284
	Diploma P.L.C.	455,202	2,036,596
	Domino Printing Sciences P.L.C.	455,803	3,905,899
*	E2V Technologies P.L.C.	247,588	348,703
	Electrocomponents P.L.C.	1,576,293	6,023,756
	Fidessa Group P.L.C.	129,875	3,105,329
	Halma P.L.C.	1,461,044	7,279,884
#*	Imagination Technologies Group P.L.C.	882,944	5,307,784
*	Innovation Group P.L.C.	2,836,273	499,667
	Intec Telecom Systems P.L.C.	1,128,823	1,350,062
	Kewill P.L.C.	368,863	580,480
*	Kofax P.L.C.	317,667	1,282,141
	Laird P.L.C.	800,372	1,745,282
	Logica P.L.C.	5,347,943	10,661,021
	Micro Focus International P.L.C.	520,037	3,116,828
*	Misys P.L.C.	1,833,430	8,233,653
	Moneysupermarket.com Group P.L.C.	125,063	161,571
	Oxford Instruments P.L.C.	193,856	1,516,985
	Phoenix IT Group, Ltd. P.L.C.	197,369	651,531
	Premier Farnell P.L.C.	1,379,926	5,796,856
	Psion P.L.C.	499,513	763,264
#*	Raymarine P.L.C.	249,080	70,430
	Renishaw P.L.C.	180,171	2,919,978
	RM P.L.C.	363,499	799,257
*	RMS Communications P.L.C.	15,000	—
*	SDL P.L.C.	316,996	2,982,458
	Spectris P.L.C.	490,382	8,274,388
	Spirent Communications P.L.C.	2,461,978	5,492,161
*	Telecity Group P.L.C.	149,571	1,163,907

* TT electronics P.L.C.	595,193	$1,329,066
# Vislink P.L.C.	588,460	171,921
* Wolfson Microelectronics P.L.C.	481,057	2,032,771
Xaar P.L.C.	220,887	634,666
Xchanging P.L.C.	581,314	1,310,118
Total Information Technology		114,255,545

Materials — (5.5%)
British Polythene Industries P.L.C.	102,332	373,775
Carclo P.L.C.	214,230	527,950
Croda International P.L.C.	484,717	11,282,535
DS Smith P.L.C.	1,591,931	3,742,271
Elementis P.L.C.	1,858,096	2,943,842
Ferrexpo P.L.C.	564,355	2,739,692
Filtrona P.L.C.	704,266	2,679,193
* Gem Diamonds, Ltd. P.L.C.	353,895	1,108,549
Hill & Smith Holdings P.L.C.	275,101	1,235,921
Hochschild Mining P.L.C.	409,653	2,858,349
* Inveresk P.L.C.	125,000	3,240
Marshalls P.L.C.	658,597	1,125,074
Mondi P.L.C.	1,078,021	8,719,132
Petropavlovsk P.L.C.	232,446	4,051,613
Porvair P.L.C.	146,460	192,681
RPC Group P.L.C.	383,195	1,773,609
Victrex P.L.C.	321,880	6,447,063
* Yule Catto & Co P.L.C.	505,169	1,927,970
Zotefoams P.L.C.	96,852	181,871
Total Materials		53,914,330

Telecommunication Services — (1.9%)
Cable & Wireless Communications P.L.C.	8,017,246	7,162,134
Cable & Wireless Worldwide P.L.C.	1,648,174	1,895,938
* Colt Group SA	1,213,428	2,258,906
Kcom Group P.L.C.	2,504,455	2,100,248
* TalkTalk Telecom Group P.L.C.	1,323,098	3,041,386
Telecom Plus P.L.C.	254,695	1,559,662
Total Telecommunication Services		18,018,274

Utilities — (2.4%)
Dee Valley Group P.L.C.	12,109	189,597
Drax Group P.L.C.	1,109,003	6,682,038
Northumbrian Water Group P.L.C.	1,458,680	7,631,861
Pennon Group P.L.C.	975,222	8,918,605
Total Utilities		23,422,101

TOTAL COMMON STOCKS		963,937,189

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Rea Holdings P.L.C.	2,462	4,262

RIGHTS/WARRANTS — (0.0%)
* Management Consulting Group P.L.C. Warrants 12/31/11	52,718	725
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		725

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 10/01/10 (Collateralized by $85,000 FHLMC 5.00%, 10/15/19, valued at $95,625) to be repurchased at $93,000	$93	$93,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (1.3%)
§@ DFA Short Term Investment Fund	12,162,382	12,162,382
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 10/01/10 (Collateralized by FNMA, ranging in par value from $2,413,406 to $28,491,013, rates ranging from 4.000% to 7.000%, maturities ranging from 02/01/25 to 05/01/40, valued at $964,720) to be repurchased at $945,811	$946	945,804
TOTAL SECURITIES LENDING COLLATERAL		13,108,186

TOTAL INVESTMENTS — (100.0%)
(Cost $923,304,693)##		$977,143,362

Summary of inputs used to value the Series’ investments as of September 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$616,558	$205,649,663	—	$206,266,221
Consumer Staples	268,623	41,712,837	—	41,981,460
Energy	—	57,317,616	—	57,317,616
Financials	8,304	126,774,672	—	126,782,976
Health Care	—	29,627,973	—	29,627,973
Industrials	194,105	292,156,588	—	292,350,693
Information Technology	—	114,255,545	—	114,255,545
Materials	—	53,914,330	—	53,914,330
Telecommunication Services	—	18,018,274	—	18,018,274
Utilities	—	23,422,101	—	23,422,101
Preferred Stocks
Consumer Staples	—	4,262	—	4,262
Rights/Warrants	—	725	—	725
Temporary Cash Investments	—	93,000	—	93,000
Securities Lending Collateral	12,162,382	945,804	—	13,108,186
TOTAL	$13,249,972	$963,893,390	—	$977,143,362

See accompanying notes to Schedules of Investments.

THE CONTINENTAL SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
September 30, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (85.9%)
AUSTRIA — (2.4%)
#	Agrana Beteiligungs AG	17,168	$1,577,279
	Andritz AG	116,739	8,204,421
#*	A-TEC Industries AG	21,828	201,010
	Austria Email AG	715	7,721
*	Austria Technologie & Systemtechnik AG	666	10,738
*	Austriamicrosystems AG	28,023	1,006,697
	BKS Bank AG	3,120	70,180
#	BWIN Interactive Entertainment AG	82,345	4,267,677
	BWT AG	27,601	719,261
#*	CA Immobilien Anlagen AG	130,641	1,861,042
	CAT Oil AG	32,214	292,386
*	Constantia Packaging AG	18,095	1,257,607
*	EAG-Beteiligungs AG	1,650	9,042
#	EVN AG	48,671	758,630
	Flughafen Wien AG	40,598	2,345,176
*	Frauenthal Holding AG	12,084	159,111
#*	Intercell AG	104,732	2,375,606
	Josef Manner & Co. AG	870	53,075
*	Kapsch TrafficCom AG	4,769	254,188
	Lenzing AG	4,701	2,217,121
	Mayr-Melnhof Karton AG	31,265	3,167,966
	Oberbank AG	37,973	2,278,822
#	Oesterreichischen Post AG	98,332	2,947,986
*	Palfinger AG	45,976	1,178,280
*	Polytec Holding AG	7,340	47,894
*	RHI AG	93,231	2,724,503
	Rosenbauer International AG	11,816	500,766
*	S&T System Integration & Technology Distribution AG	6,404	72,870
	Schoeller-Bleckmann Oilfield Equipment AG	32,197	2,102,858
	Semperit AG Holding	17,065	652,058
*	Sparkassen Immobilien AG	58,185	440,132
	Strabag SE	95,319	2,260,708
	UBM Realitaetenentwicklung AG	1,440	54,966
#	Uniqa Versicherungen AG	183,096	3,686,311
*	Warimpex Finanz und Beteiligungs AG	10,047	31,370
*	Wienerberger AG	157,841	2,596,167
#*	Wolford AG	11,165	317,532
	Zumtobel AG	78,928	1,354,549
TOTAL AUSTRIA			54,063,706

BELGIUM — (3.5%)
#*	Ablynx NV	8,768	94,809
	Ackermans & van Haaren NV	81,854	6,527,859
*	Agfa-Gevaert NV	368,855	2,719,059
*	Arseus NV	2,491	33,906
*	Atenor Group	236	10,550
	Banque Nationale de Belgique SA	952	4,858,410
*	Barco NV	53,143	2,423,234
	Bekaert SA	49,321	13,048,983
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	263,103
	Compagnie d’Entreprises	41,428	2,326,635
*	Compagnie du Bois Sauvage SA	87	12
	Compagnie Immobiliere de Belgique SA	10,535	436,858
	Compagnie Maritime Belge SA	61,365	1,758,349
*	Deceuninck NV	247,412	624,487
*	Devgen NV	10,607	104,407

	D’Ieteren SA	12,906	$7,246,968
	Duvel Moorgat SA	8,799	840,052
	Econocom Group SA	65,485	980,521
#	Elia System Operator SA NV	124,286	4,547,121
#	Euronav SA	86,554	1,636,775
	EVS Broadcast Equipment SA	13,059	800,389
	Exmar NV	127,551	952,034
	Floridienne SA	2,033	349,130
*	Galapagos NV	24,903	403,845
	Gimv NV	13,874	714,150
	Hamon & Compagnie International SA	3,754	138,247
	Henex SA	7,487	421,178
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	274,414
*	Ion Beam Applications SA	67,020	767,480
	Jensen-Group NV	12,030	150,695
	Kinepolis Group NV	5,432	354,843
#	Lotus Bakeries NV	1,361	734,559
*	Melexis NV	88,696	1,342,337
#	Nyrstar NV	180,113	2,402,609
	Omega Pharma SA	82,044	3,055,680
*	Option NV	38,430	20,442
*	Picanol NV	16,620	210,405
*	RealDolmen NV	6,066	112,934
	Recticel SA	52,387	489,929
	Resilux NV	4,095	309,174
#	Rosier SA	655	237,855
*	Roularta Media Group NV	5,864	141,721
*	SAPEC SA (4775951)	3,531	263,564
*	SAPEC SA (5389544)	75	80
	Sioen Industries NV	52,140	435,803
	Sipef NV	24,100	1,779,585
*	Spector Photo Group SA	11,235	9,808
*	Systemat-Datarelay SA	26,232	187,499
	Telenet Group Holding NV	148,890	4,995,835
	Ter Beke NV	2,281	191,380
#	Tessenderlo Chemie NV	94,781	2,955,511
#*	ThromboGenics NV	35,068	870,766
#*	TiGenix NV	22,164	48,476
	Van De Velde NV	27,539	1,311,795
	VPK Packaging Group SA	12,084	492,914
TOTAL BELGIUM			78,409,164

DENMARK — (2.5%)
*	Aarhus Lokalbank A.S.	8,030	41,800
*	Aktieselskabet Skjern Bank A.S.	3,276	85,113
#	Alk-Abello A.S.	18,126	1,139,435
*	Alm. Brand A.S.	27,560	239,235
#*	Amagerbanken A.S.	647,900	365,891
#*	Ambu A.S.	22,100	547,316
	Arkil Holdings A.S. Series B	780	78,734
	Auriga Industries A.S. Series B	48,396	892,684
#*	Bang & Olufsen Holdings A.S.	105,152	1,112,754
*	Bavarian Nordic A.S.	29,869	1,070,354
#*	BoConcept Holding A.S.	5,650	162,213
	Brodrene Hartmann A.S. Series B	11,730	151,702
*	Brondbyernes IF Fodbold A.S. Series B	15,450	69,705
#	D/S Norden A.S.	79,516	3,135,154
*	Dalhoff, Larson & Horneman A.S. Series B	32,000	121,490
*	Dantherm Holding A.S.	8,615	28,102
*	DFDS A.S.	11,236	754,409
*	DiBa Bank A.S.	2,300	23,990

*	Djursland Bank A.S.	8,970	$222,216
#	East Asiatic Co., Ltd. A.S.	52,687	1,381,640
	F.E. Bording A.S.	600	54,328
*	Fionia Holding A.S.	17,880	—
	Fluegger A.S. Series B	4,198	313,863
#*	Genmab A.S.	113,251	1,270,204
*	GN Store Nord A.S.	676,523	5,190,598
*	GPV Industi A.S.	2,200	12,073
#*	Greentech Energy Systems A.S.	133,507	516,678
*	Gronlandsbanken A.S.	768	60,235
#*	H&H International A.S. Series B	17,280	134,032
#	Harboes Bryggeri A.S.	11,382	291,048
	Hojgaard Holding A.S. Series B	2,750	90,632
#*	IC Companys A.S.	33,305	1,431,227
*	Incentive A.S.	3,575	12,098
	Jeudan A.S.	4,620	349,807
*	Jyske Bank A.S.	87,656	3,408,844
*	Lan & Spar Bank A.S.	5,150	246,700
#*	Lastas A.S. Series B	11,200	79,423
*	Lollands Bank A.S.	750	23,992
#*	Mols-Linien A.S.	27,490	190,350
#*	NeuroSearch A.S.	69,661	1,047,883
#	NKT Holding A.S.	82,478	4,065,453
*	Nordjyske Bank A.S.	17,600	321,232
*	Norresundby Bank A.S.	7,350	230,956
	North Media A.S.	36,665	281,586
*	Ostjydsk Bank A.S.	2,554	169,279
#*	Parken Sport & Entertainment A.S.	32,936	551,493
	Per Aarsleff A.S. Series B	5,975	450,199
*	Ringkjoebing Landbobank A.S.	15,120	1,709,089
	Roblon A.S. Series B	540	60,471
#	Rockwool International A.S.	7,816	851,471
#*	Royal Unibrew A.S.	29,990	1,478,341
*	Salling Bank A.S.	430	25,780
*	Sanistal A.S. Series B	2,294	21,801
*	Satair A.S.	8,590	372,748
	Schouw & Co. A.S.	70,768	1,565,098
	SimCorp A.S.	16,263	2,588,234
*	Sjaelso Gruppen A.S.	29,228	40,040
*	SKAKO A.S.	5,130	25,243
	Solar Holdings A.S. Series B	9,609	642,836
*	Spar Nord Bank A.S.	117,343	1,214,890
*	Sparbank A.S.	10,930	158,144
*	Sparekassen Faaborg A.S.	1,972	300,934
*	Sydbank A.S.	212,467	4,930,124
	Thrane & Thrane A.S.	10,529	445,459
	Tivoli A.S.	969	581,819
#*	TK Development A.S.	137,522	557,040
#*	Topdanmark A.S.	36,478	4,585,416
#*	TopoTarget A.S.	378,484	262,555
#*	Torm A.S.	88,510	657,536
*	Vestfyns Bank A.S.	680	68,846
*	Vestjysk Bank A.S.	24,162	299,852
TOTAL DENMARK			55,861,917

FINLAND — (6.3%)
	Ahlstrom Oyj	5,005	115,202
#*	Aldata Solutions Oyj	194,535	151,384
	Alma Media Oyj	277,852	2,607,289
*	Amanda Capital Oyj	67,120	138,011
	Amer Sports Oyj Series A	307,264	3,782,281

	Aspo Oyj	68,141	$744,139
#	Atria P.L.C.	5,611	82,843
	Bank of Aland P.L.C.	17,663	464,297
	BasWare Oyj	34,550	913,188
*	Biotie Therapies Corp. Oyj	265,590	159,408
#	Cargotec Oyj Series B	109,737	4,751,111
*	Componenta Oyj	34,400	276,025
#	Comptel P.L.C.	324,863	366,017
*	Cramo Oyj	112,280	2,116,663
#	Digia P.L.C.	55,020	405,596
*	Efore Oyj	114,965	108,352
*	Elcoteq SE	3,041	6,513
*	Elektrobit Corp. Oyj	2,476	2,828
	Elisa Oyj	276,614	6,359,631
	Etteplan Oyj	62,600	251,746
#*	Finnair Oyj	192,394	1,299,703
*	Finnlines Oyj	124,906	1,412,402
	Fiskars Oyj Abp Series A	181,663	3,532,552
#	F-Secure Oyj	444,369	1,375,093
*	GeoSentric Oyj	244,900	8,497
#*	Glaston Oyj Abp	131,940	230,587
	HKScan Oyj	75,317	802,731
	Huhtamaki Oyj	338,637	4,355,340
#	Ilkka-Yhtyma Oyj	60,256	544,726
	KCI Konecranes Oyj	232,703	8,711,082
	Kemira Oyj	248,868	3,428,012
	Kesko Oyj	138,078	6,493,209
	Laennen Tehtaat Oyj	18,920	476,322
	Lassila & Tikanoja Oyj	117,954	2,236,565
*	Lemminkainen Oyj	14,340	483,911
*	M-Real Oyj Series B	1,549,706	6,210,372
	Neomarkka Oyj	16,652	134,092
	Nokian Renkaat Oyj	284,363	9,787,663
	Nordic Aluminium Oyj	10,440	383,741
	Okmetic Oyj	54,904	361,875
	Olvi Oyj Series A	31,354	1,298,437
	Oriola-KD Oyj Series A	26,000	151,093
	Oriola-KD Oyj Series B	148,242	865,383
	Orion Oyj Series A	100,920	2,036,530
#	Orion Oyj Series B	253,721	5,075,573
#	Outokumpu Oyj	188,979	3,759,068
	Outotec Oyj	36,018	1,529,231
	PKC Group Oyj	48,390	743,675
	Pohjola Bank P.L.C.	372,375	4,540,298
#	Ponsse Oyj	22,814	338,013
#	Poyry Oyj	179,728	2,742,344
	Raisio P.L.C.	462,617	1,850,624
#	Ramirent Oyj	299,709	3,070,246
	Rapala VMC Oyj	113,258	925,706
#*	Rautaruukki Oyj Series K	200,741	4,153,643
*	Raute Oyj Series A	10,390	116,204
#	Ruukki Group Oyj	306,166	788,398
	Sanoma Oyj	162,312	3,437,112
	Scanfil Oyj	123,479	486,444
*	Srv Group P.L.C.	272	2,279
	Stockmann Oyj Abp Series A	43,914	1,824,994
#	Stockmann Oyj Abp Series B	99,920	3,901,244
*	Tecnomen Lifetree Oyj	2,061	2,163
	Teleste Oyj	53,559	358,381
	Tieto Oyj	277,638	5,533,485
#*	Tikkurila Oyj	62,217	1,347,525

*	Trainers’ House P.L.C.	107,200	$57,225
	Tulikivi Oyj	79,440	139,748
	Turkistuottajat Oyj	8,490	127,228
#	Uponor Oyj Series A	206,241	3,415,789
	Vacon Oyj	42,777	2,043,730
	Vaisala Oyj Series A	39,132	1,098,204
	Viking Line Abp	10,400	445,836
	Yit Oyj	207,318	4,922,333
TOTAL FINLAND			139,199,185

FRANCE — (10.9%)
	Akka Technologies SA	6,655	127,421
	Ales Groupe SA	32,239	544,192
	ALTEN SA	64,193	2,082,151
#*	Altran Technologies SA	343,804	1,368,677
	April Group SA	70,725	2,071,949
#*	Archos SA	18,355	78,889
	Arkema SA	199,362	10,187,130
	Assystem SA	52,519	891,262
#*	Atari SA	14,902	72,649
*	Atos Origin SA	143,571	6,492,683
	Aubay SA	10,285	74,857
	Audika SA	21,251	563,985
*	Baccarat SA	1,090	228,923
	Banque Tarneaud SA	1,430	246,108
#*	Beneteau SA	172,729	3,097,788
#	Bigben Interactive	8,718	106,894
	Boiron SA	27,525	914,803
	Boizel Chanoine Champagne SA	6,606	497,745
#	Bonduelle SA	12,909	1,227,380
	Bongrain SA	14,735	1,066,579
#	Bourbon SA	155,755	6,365,894
*	Boursorama SA	10,154	121,256
#*	Bull SA	289,386	1,231,234
	Burelle SA	3,894	809,409
*	Cafom SA	5,092	113,343
	Canal Plus SA	278,275	2,032,455
	CBo Territoria	28,320	163,142
	Cegedim SA	16,591	1,017,220
	CEGID Group SA	1,992	57,718
	Ciments Francais SA	754	67,331
#*	Club Mediterranee SA	63,302	1,136,097
*	Compagnie Generale de Geophysique-Veritas SA	219,970	4,825,408
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	94,815
*	CS Communication & Systemes SA	7,938	52,205
	Damartex SA	21,101	607,698
	Delachaux SA	26,973	2,067,222
#*	Derichebourg SA	515,704	2,278,544
*	Devoteam SA	1,924	50,546
*	Dynaction SA	14,655	167,911
#	EDF Energies Nouvelles SA	15,087	578,742
	Electricite de Strasbourg SA	22,274	3,471,051
	Entrepose Contracting SA	117	13,625
	Esso S.A.F	8,945	1,168,342
#	Establissements Maurel et Prom SA	305,061	4,204,687
*	Etam Developpement SA	386	16,423
*	Euler Hermes SA	36,906	3,007,686
*	Euro Disney SCA	48,370	278,004
*	Eurofins Scientific SA	2,595	133,275
#	Exel Industries SA	10,525	444,075
*	Faiveley Transport SA	3,490	304,128

*	Faurecia SA	81,784	$1,919,991
	Fimalac SA	29,963	1,309,457
	Fleury Michon SA	4,694	204,689
*	Flo Groupe SA	29,358	174,076
*	GameLoft SA	20,003	98,009
*	Gascogne SA	6,907	396,102
	Gaumont SA	14,184	1,010,956
#*	GECI International SA	59,392	273,563
	Gemalto NV	149,247	6,125,596
	Gevelot SA	3,584	180,576
*	GFI Informatique SA	122,870	467,092
#	GIFI SA	7,360	476,834
	GL Events SA	11,557	364,491
	GPE Groupe Pizzorno SA	5,200	126,974
	Groupe Crit SA	24,255	596,116
	Groupe Eurotunnel SA	91,370	777,281
*	Groupe Go Sport SA	2,740	43,314
	Groupe Gorge SA	18,510	157,926
	Groupe Guillin SA	1,200	114,438
#*	Groupe Open SA	27,590	213,469
	Groupe Steria SCA	66,505	1,988,953
#	Guerbet SA	5,824	600,548
#	Guyenne et Gascogne SA	25,083	2,674,121
*	Haulotte Group SA	59,734	646,222
	Havas SA	1,165,955	5,714,377
#*	Hi-Media SA	10,913	47,783
#*	Idsud SA	2,227	87,550
	Imerys SA	1,684	100,922
	Ingenico SA	109,546	3,199,358
*	Inter Parfums Holdings SA	1,373	44,860
	Ipsen SA	14,922	495,216
	Ipsos SA	83,610	3,823,515
*	Kaufman & Broad SA	4,383	115,156
	Korian SA	5,663	125,027
#	Laurent-Perrier SA	11,820	1,320,282
*	LDC SA	19	1,860
#*	Lectra SA	83,499	381,626
	Lisi SA	16,055	1,091,692
#	LVL Medical Groupe SA	24,346	557,262
	M6 Metropole Television SA	148,116	3,492,397
#	Maisons France Confort SA	1,968	82,399
#*	Manitou BF SA	46,187	757,629
	Manutan International SA	13,379	829,189
*	Meetic SA	3,575	112,993
#	Mersen SA	58,913	2,544,260
	MGI Coutier SA	2,753	116,294
#	Mr. Bricolage SA	23,846	497,256
#	Naturex SA	8,717	497,475
#	Neopost SA	86,402	6,435,249
	Nexans SA	92,377	6,728,621
#	Nexity SA	72,484	2,753,317
	Norbert Dentressangle SA	12,330	988,647
*	Oeneo SA	102,487	264,049
#	Orpea SA	96,748	4,345,465
	Osiatis SA	1,400	9,249
#	PagesJaunes SA	350,247	3,673,782
	Paris Orleans et Cie SA	2,708	67,600
*	Parrot SA	5,543	110,499
	Pierre & Vacances SA	15,567	1,010,987
	Plastic Omnium SA	29,952	1,596,840
*	Plastivaloire SA	4,552	112,391

	PSB Industries SA	8,438	$273,654
	Rallye SA	85,476	3,168,164
#*	Recylex SA	39,995	362,695
	Remy Cointreau SA	76,509	5,172,786
*	Rexel SA	123,350	2,209,427
	Rhodia SA	289,015	6,930,462
	Robertet SA	3,167	453,333
	Rougier SA	6,115	263,523
	Rubis SA	33,838	3,460,389
*	S.T. Dupont SA	39,440	11,263
*	Sa des Ciments Vicat SA	9,335	659,998
	Sabeton SA	13,500	209,948
	Saft Groupe SA	60,919	2,376,159
	SAMSE SA	8,342	691,640
*	Sartorius Stedim Biotech SA	613	28,786
	SEB SA	87,918	7,550,259
*	Seche Environnement SA	332	25,255
#	Sechilienne SA	56,504	1,565,195
	Securidev SA	2,500	76,531
	SeLoger.com SA	11,598	592,706
*	Sequana SA	14,876	201,483
	Signaux Girod SA	894	67,555
*	Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	196,494
	Societe BIC SA	84,787	6,802,388
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	3,062,732
	Societe Pour l’Informatique Industrielle SA	40,908	243,868
	Societe Television Francaise 1 SA	171,170	2,669,382
#*	Soitec SA	328,088	3,119,938
#	Somfy SA	21,738	4,466,374
	Sopra Group SA	22,982	1,805,282
#	Stallergenes SA	31,063	2,718,993
	Stef-TFE SA	28,838	1,570,990
	Sucriere de Pithiviers Le Vieil SA	1,745	1,729,336
*	Sword Group SA	3,696	131,016
	Synergie SA	32,941	843,599
#*	Technicolor SA	304,125	1,688,298
	Teleperformance SA	158,000	4,506,978
	Tessi SA	5,050	456,750
#*	Theolia SA	215,705	367,613
	Tonnellerie Francois Freres SA	3,839	150,472
	Touax SA	378	12,656
	Toupargel Groupe SA	75	1,457
*	Transgene SA	1,214	27,222
*	Trigano SA	9,978	230,057
#*	UbiSoft Entertainment SA	196,028	2,184,475
	Union Financiere de France Banque SA	15,895	591,409
*	Valeo SA	232,962	10,810,477
	Viel et Compagnie SA	158,130	622,821
#	Vilmorin & Cie SA	18,821	2,031,900
	Virbac SA	16,426	2,269,658
	VM Materiaux SA	6,914	383,998
	Vranken Pommery Monopole SA	12,131	559,292
	Zodiac Aerospace SA	105,911	6,703,747
*	Zueblin Immobiliere France SA	1,285	6,407
TOTAL FRANCE			243,212,709

GERMANY — (12.2%)
	A.S. Creation Tapeton AG	6,853	288,656
*	AAP Implantate AG	47,250	75,487
*	Aareal Bank AG	302,222	6,715,231
*	Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	408

*	ADVA AG Optical Networking	92,691	$696,819
	Agrob Immobilien AG	5,800	76,094
#*	Air Berlin P.L.C.	90,979	371,089
#	Aixtron AG	259,027	7,678,920
*	Aligna AG	318,087	125,737
	Amadeus Fire AG	16,192	563,727
	Andreae-Noris Zahn AG	26,412	1,018,179
*	Arques Industries AG	21,373	45,188
	Asian Bamboo AG	14,109	771,199
	Augusta Technologie AG	26,396	479,236
	Aurubis AG	144,707	6,901,906
	Axel Springer AG	893	118,030
	Baader Bank AG	132,511	551,331
*	Balda AG	13,123	88,410
#	Bauer AG	19,385	792,690
	BayWa AG	9,184	377,884
	Bechtle AG	39,024	1,287,251
#	Bertrandt AG	22,607	1,343,767
*	Beta Systems Software AG	8,550	34,739
	Bilfinger Berger AG	162,980	11,294,984
*	Biolitec AG	26,843	135,183
	Biotest AG	20,784	993,664
*	BKN International AG	33,408	3,012
*	BMP AG	44,299	50,677
#*	Borussia Dortmund GmbH & Co. KGaA	208,512	383,425
	Carl Zeiss Meditec AG	55,872	877,627
*	Centrosolar Group AG	19,292	125,733
*	Centrotec Sustainable AG	41,054	796,633
#*	Centrotherm Photovoltaics AG	15,666	658,919
	Cewe Color Holding AG	13,917	512,361
#	Comdirect Bank AG	131,903	1,177,183
	CompuGroup Medical AG	8,776	111,144
#*	Conergy AG	370,951	300,528
#*	Constantin Medien AG	314,299	677,359
	CropEnergies AG	11,075	58,848
	CTS Eventim AG	50,168	2,564,679
*	Curanum AG	83,165	251,188
*	D. Logistics AG	113,203	240,203
	DAB Bank AG	130,043	733,074
*	Data Modul AG	11,455	188,048
*	Delticom AG	1,235	83,416
*	Demag Cranes AG	28,285	1,090,932
*	Deutsche Beteiligungs AG	10,052	257,302
*	Deutsche Wohnen AG	68,918	825,781
*	Deutz AG	249,610	1,803,043
#*	Dialog Semiconductor P.L.C.	129,450	2,110,414
*	Dierig Holding AG	10,500	126,500
	Douglas Holding AG	100,341	5,034,004
*	Dr. Hoenle AG	14,858	136,854
	Drillisch AG	108,174	785,980
#*	Duerr AG	34,299	1,069,855
	DVB Bank SE	173,470	5,794,234
#	Eckert & Ziegler AG	6,173	197,252
#	Elexis AG	32,938	519,954
*	Elmos Semiconductor AG	34,592	372,424
	ElreingKlinger AG	56,444	1,808,903
*	Epigenomics AG	25,787	86,250
	Erlus AG	2,970	104,361
*	Euromicron AG	1,035	28,178
	Euwax AG	17,978	1,225,683
*	Evotec AG	1,165,338	3,764,409

#	Fielmann AG	56,670	$5,279,282
	Freenet AG	313,931	3,726,520
	Fuchs Petrolub AG	46,541	4,926,826
	GBW AG	28,417	511,415
*	Gerresheimer AG	69,579	2,792,887
	Gerry Weber International AG	42,943	1,772,056
*	Gesco AG	9,182	519,282
	GFK SE	68,806	2,930,095
#	GFT Technologies AG	66,050	279,668
#	Gildemeister AG	99,621	1,462,479
*	Grammer AG	25,920	589,012
	Grenkeleasing AG	31,484	1,513,042
#*	H&R WASAG AG	13,208	310,347
#	Hamborner REIT AG	31,350	314,564
#	Hamburger Hafen und Logistik AG	42,810	1,665,404
*	Hansa Group AG	146,815	490,033
	Hawesko Holding AG	19,463	752,912
#*	Heidelberger Druckmaschinen AG	693,936	3,320,175
*	Homag Group AG	5,600	99,240
*	IKB Deutsche Industriebank AG	21,843	17,908
	Indus Holding AG	41,674	1,078,333
	Innovation in Traffic Systems AG	23,949	469,908
	Interseroh SE	21,642	1,151,380
#*	Intershop Communications AG	62,598	146,741
	Isra Vision Systems AG	10,917	244,011
*	IVG Immobilien AG	425,380	3,099,363
*	Jenoptik AG	153,250	888,610
*	Kampa AG	35,505	5,799
*	Kloeckner & Co. SE	189,620	4,304,239
*	Koenig & Bauer AG	2,963	51,364
	Kontron AG	176,510	1,539,414
#*	Krones AG	69,323	4,116,854
	KSB AG	3,889	2,647,612
#*	Kuka AG	97,095	1,860,928
#	KWS Saat AG	17,224	2,839,828
	Lanxess AG	471	25,841
	Leifheit AG	12,500	277,135
*	Leoni AG	108,940	3,681,942
#	Loewe AG	25,187	214,076
	LPKF Laser & Electronics AG	13,902	212,403
#*	Manz Automation AG	2,066	139,126
*	MasterFlex AG	7,812	37,583
*	Maxdata Computer AG	94,120	15,525
	Mediclin AG	119,554	668,135
#*	Medigene AG	87,499	298,944
	Medion AG	81,672	1,148,532
*	Mensch und Maschine Software AG	27,532	140,745
#	MLP AG	205,563	2,084,263
*	Mologen AG	22,062	275,285
*	Morphosys AG	57,456	1,299,572
#	MTU Aero Engines Holding AG	163,223	9,352,394
	Muehlbauer Holding & Co. AG	14,905	528,331
#	MVV Energie AG	114,055	4,471,591
	Nemetschek AG	23,340	763,203
*	Nexus AG	33,813	190,326
#*	Nordex SE	104,915	973,042
#	OHB Technology AG	35,659	714,533
	Oldenburgische Landesbank AG	4,234	241,323
	P&I Personal & Informatik AG	17,889	587,268
*	Patrizia Immobilien AG	7,466	32,953
	Pfeiffer Vacuum Technology AG	30,723	2,926,140

#*	Pfleiderer AG	158,664	$835,975
*	Phoenix Solar AG	6,374	228,304
*	PNE Wind AG	167,451	385,756
	Praktiker Bau-und Heimwerkermaerkte Holding AG	152,387	1,285,216
*	Progress-Werk Oberkirch AG	6,250	267,615
#	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	551,310
	PVA TePla AG	46,019	279,411
#*	Q-Cells SE	151,056	845,535
#*	QSC AG	287,340	650,538
	R. Stahl AG	14,410	470,217
	Rational AG	14,646	3,083,164
	REALTECH AG	13,541	145,803
	Renk AG	18,838	1,394,399
#*	Repower Systems AG	5,276	790,245
	Rheinmetall AG	111,360	7,359,075
	Rhoen-Klinikum AG	379,608	8,395,149
*	Roth & Rau AG	15,929	380,977
	Ruecker AG	18,949	318,262
	S.A.G. Solarstrom AG	8,882	41,747
	Sartorius AG	30,837	818,565
*	Schaltbau Holding AG	1,059	71,303
*	Sedo Holding AG	69,691	327,283
*	Sektkellerei Schloss Wachenheim AG	14,520	164,146
*	SER Systems AG	9,400	577
#*	SGL Carbon SE	217,830	7,609,163
#*	Singulus Technologies AG	139,122	792,952
	Sinner AG	2,660	60,711
#	Sixt AG	36,856	1,368,976
#*	SKW Stahl-Metallurgie Holding AG	10,311	213,271
#*	Sky Deutschland AG	388,970	535,954
*	SM Wirtschaftsberatungs AG	18,841	128,565
	Software AG	70,053	8,440,020
#*	Solar Millennium AG	34,471	890,064
*	Solar-Fabrik AG	2,508	18,412
#	Solarworld AG	233,590	2,929,012
#*	Solon SE	25,350	106,977
	Stada Arzneimittel AG	173,213	4,980,553
	STINAG Stuttgarter Invest AG	35,003	858,526
*	Stoehr & Co. AG	6,000	25,246
	Stratec Biomedical Systems AG	26,506	1,090,187
	Sued-Chemie AG	28,301	4,034,727
	Suedzucker AG	7,437	166,569
*	Sunways AG	15,188	98,214
#*	Suss Microtec AG	59,969	482,555
	Symrise AG	224,040	6,170,204
	Syzygy AG	30,656	143,741
*	TAG Immobilien AG	5,253	38,144
	Takkt AG	126,507	1,647,327
	TDS Informationstechnologie AG	89,063	512,437
	Telegate AG	20,500	198,468
*	Tipp24 SE	3,229	118,775
	Tognum AG	154,263	3,421,452
#*	Tomorrow Focus AG	113,715	531,259
#*	TUI AG	411,927	5,058,091
	UMS United Medical Systems International AG	22,300	197,715
	Umweltbank AG	17,805	416,092
#	United Internet AG	167,408	2,705,821
	VBH Holding AG	9,415	53,196
*	Verbio AG	45,505	218,594
#*	Versatel AG	12,209	79,655
#	Vossloh AG	35,932	3,810,911

	VTG AG	11,222	$202,683
*	Wacker Neuson SE	25,890	352,421
*	Wanderer-Werke AG	7,903	915
*	Washtec AG	926	10,088
	Wincor Nixdorf AG	112,151	7,316,816
#	Wirecard AG	255,878	3,484,636
	Wuerttembergische Lebensversicherung AG	27,308	755,511
	Wuerttembergische Metallwarenfabrik AG	29,451	1,112,118
*	XING AG	979	38,432
	Zhongde Waste Technology AG	2,889	54,854
TOTAL GERMANY			271,351,503

GREECE — (2.4%)
	Aegean Airlines S.A.	5,746	17,726
*	Aegek S.A.	120,000	50,192
*	Agricultural Bank of Greece S.A.	600,157	754,780
	Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	371,737	795,691
*	Alfa Alfa Energy S.A.	3,810	7,220
*	Altec Holdings S.A. IT & Communication Systems	80,278	8,756
*	Alumil Aluminum Industry S.A.	52,526	42,837
*	Alysida S.A.	2,376	6,449
*	Anek Lines S.A.	605,331	180,952
*	Astir Palace Hotels S.A.	93,886	271,753
*	Athens Medical Center S.A.	150,874	123,304
*	Atlantic Supermarkets S.A.	35,080	8,608
*	Attica Bank S.A.	181,970	253,240
*	Atti-Kat S.A.	56,554	9,195
	Autohellas S.A.	83,520	186,722
*	Babis Vovos International Construction S.A.	59,807	194,056
*	Balafas S.A.	15,200	3,937
*	Balkan Real Estate S.A.	41,970	20,576
	Bank of Cyprus Public Co., Ltd. S.A.	1,006,238	5,038,186
	Bank of Greece S.A.	73,372	2,977,981
	Centric Multimedia S.A.	43,879	29,141
*	Daios Plastics S.A.	16,350	124,666
	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	207,001	224,485
*	EFG Eurobank Ergasias S.A.	110,382	658,736
*	Elastron S.A.	110,794	120,143
*	Elbisco Holding S.A.	28,098	14,939
	Elektrak S.A.	39,819	127,532
*	Elektroniki Athinon S.A.	34,490	56,293
	Ellaktor S.A.	522,735	2,063,967
*	Emporiki Bank of Greece S.A.	5,563	15,642
*	Etma Rayon S.A.	11,242	21,609
	Euro Reliance General Insurance Co. S.A.	55,007	41,072
*	Euromedica S.A.	67,698	178,639
	EYDAP Athens Water Supply & Sewage Co. S.A.	75,844	513,697
	F.G. Europe S.A.	4,536	3,963
	Folli-Follie S.A.	28,793	564,543
*	Forthnet S.A.	254,703	231,361
	Fourlis Holdings S.A.	130,772	1,052,133
	Frigoglass S.A.	89,562	1,107,254
	GEK Terna S.A.	270,222	1,537,787
*	Geniki Bank S.A.	31,074	89,640
*	Halkor S.A.	226,556	193,607
*	Hellenic Cables S.A.	65,236	101,664
*	Hellenic Duty Free Shops S.A.	98,334	516,073
	Hellenic Exchanges S.A.	204,708	1,454,181
	Hellenic Petroleum S.A.	302,750	2,273,675
*	Hellenic Sugar Industry S.A.	78,005	90,956
	Heracles General Cement Co. S.A.	77,436	508,193

	Iaso S.A.	206,042	$535,068
	Inform P. Lykos S.A.	35,570	46,018
*	Informatics S.A.	3,778	1,597
*	Intracom Holdings S.A.	197,993	152,400
*	Intracom Technical & Steel Constructions S.A.	86,337	92,058
	Intralot SA-Integrated Lottery Systems & Services S.A.	271,195	1,045,820
*	Ionian Hotel Enterprises S.A.	16,914	322,813
*	Ipirotiki Software & Publications S.A.	22,110	58,475
*	JUMBO S.A.	126,454	849,347
	Karelia Tobacco Co., Inc. S.A.	5,787	485,182
*	Kathimerini Publishing S.A.	47,170	316,476
*	Lambrakis Press S.A.	115,149	129,993
*	Lamda Development S.A.	905	4,677
*	Lan-Net S.A.	12,688	20,756
*	Lavipharm S.A.	96,324	71,803
	Loulis Mills S.A.	41,702	85,276
	Marfin Investment Group S.A.	1,632,781	1,747,998
	Marfin Popular Bank Public Co., Ltd. S.A.	869,355	1,739,316
	Metka S.A.	97,586	1,056,973
	Michaniki S.A.	165,545	94,262
	Motor Oil (Hellas) Corinth Refineries S.A.	138,494	1,355,122
*	Mytilineos Holdings S.A.	324,571	1,883,690
*	Neorion Holdings S.A.	24,121	28,782
*	Pegasus Publishing S.A.	95,510	113,278
*	Piraeus Bank S.A.	864,018	4,237,301
*	Piraeus Port Authority S.A.	17,752	319,139
*	Promota Hellas S.A.	8,860	2,778
*	Proton Bank S.A.	141,214	173,742
*	Real Estate Development & Services S.A.	94,497	91,251
	S&B Industrial Minerals S.A.	68,336	339,515
*	Sanyo Hellas S.A.	23,637	5,146
	Sarantis S.A.	74,884	397,258
*	Selected Textile S.A.	87,690	38,334
*	Sfakianakis S.A.	91,320	68,605
*	Sidenor Steel Products Manufacturing Co. S.A.	3,844	12,251
*	Spyroy Agricultural Products S.A.	61,348	53,210
*	T Bank S.A.	228,007	108,594
*	Technical Olympic S.A.	2,237	3,976
*	Teletypos S.A. Mega Channel	77,669	340,412
	Terna Energy S.A.	94,920	356,247
*	Themeliodomi S.A.	37,422	18,876
	Thessaloniki Port Authority S.A.	6,936	106,858
	Thessaloniki Water Supply & Sewage Co S.A.	8,309	43,912
	Thrace Plastics Co. S.A.	109,280	78,911
	Titan Cement Co. S.A.	151,909	3,079,337
*	TT Hellenic Postbank S.A.	695,353	3,864,057
*	Varvaressos S.A.-European Spinning Mills	36,350	7,433
*	Viohalco S.A.	409,999	2,052,624
TOTAL GREECE			52,904,699

IRELAND — (2.5%)
*	Abbey P.L.C.	84,370	512,682
*	Aer Lingus Group P.L.C.	725,316	1,032,158
*	Allied Irish Banks P.L.C.	1,323,599	915,170
*	Aminex P.L.C.	496,086	60,767
	C&C Group P.L.C. (B010DT8)	399,607	1,741,629
	C&C Group P.L.C. (B011Y09)	831,047	3,654,745
	DCC P.L.C.	308,989	8,867,153
	Donegal Creameries P.L.C.	26,085	132,509
*	Dragon Oil P.L.C.	1,347,570	9,263,118
*	Elan Corp. P.L.C.	74,754	425,477

	FBD Holdings P.L.C.	125,728	$1,106,851
	Fyffes P.L.C.	1,020,533	445,198
	Glanbia P.L.C. (0066950)	700,613	3,321,583
	Glanbia P.L.C. (4058629)	49,518	234,305
	Grafton Group P.L.C.	338,271	1,410,320
	Greencore Group P.L.C. (0386410)	615,927	989,757
*	Greencore Group P.L.C. (5013832)	43,443	70,050
	IFG Group P.L.C.	337,495	597,908
*	Independent News & Media P.L.C. (B59HWB1)	258,162	224,487
*	Independent News & Media P.L.C. (B5TR5N4)	318,060	275,230
	Irish Continental Group P.L.C.	91,000	1,802,385
*	Irish Life & Permanent Group Holdings P.L.C.	117,549	223,771
*	Kenmare Resources P.L.C.	4,136,548	1,355,364
*	Kingspan Group P.L.C. (0492793)	351,640	2,670,922
*	Kingspan Group P.L.C. (4491235)	29,305	222,627
*	McInerney Holdings P.L.C.	697,135	37,635
	Paddy Power P.L.C.	180,573	6,341,727
*	Providence Resources P.L.C.	62,580	170,171
*	Smurfit Kappa Group P.L.C.	419,708	4,221,137
	Total Produce P.L.C.	871,395	426,732
	United Drug P.L.C.	820,214	2,800,834
*	Waterford Wedgwood P.L.C.	7,869,750	—
TOTAL IRELAND			55,554,402

ISRAEL — (2.4%)
*	Africa-Israel Investments, Ltd.	76,029	419,781
*	Alon Holdings Blue Square, Ltd.	44,917	610,281
*	AL-ROV Israel, Ltd.	12,646	394,480
*	Alvarion, Ltd.	175,598	347,623
*	AudioCodes, Ltd.	103,436	384,184
*	Biocell, Ltd.	19,162	266,835
*	BioLine RX, Ltd.	535,468	472,846
*	Clal Biotechnology Industries, Ltd.	146,663	785,615
	Clal Industries & Investments, Ltd.	265,185	1,845,283
*	Clal Insurance Enterprise Holdings, Ltd.	79,102	1,912,340
*	Compugen, Ltd.	19,609	90,323
	Delek Automotive Systems, Ltd.	102,954	1,319,563
	Delta-Galil Industries, Ltd.	5,599	42,426
*	El Al Israel Airlines, Ltd.	209,049	64,951
*	Elbit Medical Imaging, Ltd.	53,265	723,998
*	Electra (Israel), Ltd.	4,633	469,350
*	Elron Electronic Industries, Ltd.	57,768	342,914
*	Evogene, Ltd.	34,949	163,985
*	EZchip Semiconductor, Ltd.	18,973	476,480
	First International Bank of Israel, Ltd.	88,435	1,310,033
*	FMS Enterprises Migun, Ltd.	10,300	290,196
*	Formula Systems, Ltd.	27,112	380,896
*	Frutarom Industries, Ltd.	150,986	1,491,547
*	Fundtech, Ltd.	3,289	45,989
*	Gilat Satellite Networks, Ltd.	16,613	96,875
*	Given Imaging, Ltd.	16,590	298,777
*	Golf & Co., Ltd.	52,551	339,065
	Granite Hacarmel Investments, Ltd.	144,714	308,193
*	Hadera Paper, Ltd.	8,920	701,505
	Harel Insurance Investments & Finances, Ltd.	32,355	1,684,456
*	Hot Telecommunications Systems, Ltd.	80,968	955,858
*	Israel Discount Bank, Ltd.	265,316	524,908
*	Israel Land Development Co., Ltd. (The)	2,711	23,662
*	Ituran Location & Control, Ltd.	77,478	1,098,856
*	Jerusalem Oil Exploration, Ltd.	16,847	347,004
*	Kamada, Ltd.	110,315	643,578

*	Maabarot Products, Ltd.	21,999	$325,116
	Makhteshim-Agan Industries, Ltd.	650,561	2,420,219
	Matrix IT, Ltd.	101,398	550,116
*	Mellanox Technologies, Ltd.	34,537	702,392
*	Menorah Mivtachim Holdings, Ltd.	96,261	1,190,200
*	Migdal Insurance & Financial Holdings, Ltd.	934,324	1,820,772
	Mizrahi Tefahot Bank, Ltd.	196,548	1,817,249
*	Naphtha Israel Petroleum Corp., Ltd.	103,665	448,602
*	Neto M.E. Holdings, Ltd.	5,411	254,252
	NetVision, Ltd.	29,667	334,614
*	NICE Systems, Ltd.	17,802	558,324
*	NICE Systems, Ltd. Sponsored ADR	119,492	3,738,905
*	Oil Refineries, Ltd.	2,990,419	1,639,970
*	Orckit Communications, Ltd.	38,290	116,327
*	Ormat Industries, Ltd.	280,242	2,301,660
	Osem Investment, Ltd.	80,390	1,247,971
*	Paz Oil Co., Ltd.	10,591	1,677,621
*	Phoenix Holdings, Ltd. (The)	172,005	533,200
	Plasson Industries, Ltd.	2,456	61,878
*	RADVision, Ltd.	17,407	117,393
	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	26,405	702,768
*	Retalix, Ltd.	62,414	777,620
	Scailex Corp, Ltd.	23,057	400,394
	Shikun & Binui, Ltd.	737,677	1,635,948
*	Space Communication, Ltd.	5,403	102,546
*	Strauss Group, Ltd.	108,048	1,608,254
*	Suny Electronic, Ltd.	27,923	281,788
	Super-Sol, Ltd. Series B	304,102	1,827,113
*	Tower Semiconductor, Ltd.	1,261,189	1,773,917
*	Union Bank of Israel, Ltd.	103,064	476,354
TOTAL ISRAEL			53,118,139

ITALY — (7.5%)
#*	A.S. Roma SpA	293,436	459,888
*	ACEA SpA	231,098	2,613,585
	Acegas-APS SpA	110,973	648,511
*	Acotel Group SpA	810	52,126
	Actelios SpA	58,406	198,038
#*	Aedes SpA	1,017,693	293,379
	Aeroporto de Firenze SpA	17,399	289,268
#	Alerion Cleanpower SpA	546,906	381,232
	Amplifon SpA	169,528	772,726
	Ansaldo STS SpA	209,641	2,716,541
#*	Arnoldo Mondadori Editore SpA	361,989	1,141,107
	Ascopiave SpA	15,754	35,597
	Astaldi SpA	216,415	1,560,380
*	Autogrill SpA	239,363	3,007,781
	Azimut Holding SpA	431,543	4,250,389
	Banca Finnat Euramerica SpA	685,945	487,552
#	Banca Generali SpA	93,951	1,148,178
	Banca Ifis SpA	96,129	679,742
*	Banca Intermobiliare SpA	58,955	334,833
#	Banca Piccolo Credito Valtellinese Scarl	633,240	2,913,395
#	Banca Popolare dell’Emilia Romagna Scrl	297,227	3,666,093
*	Banca Popolare dell’Etruria e del Lazio Scarl	38,420	173,312
	Banca Popolare di Milano Scarl	1,092,906	5,226,083
#*	Banca Popolare di Sondrio Scarl	651,143	5,892,066
*	Banca Profilo SpA	373,887	251,947
	Banco di Desio e della Brianza SpA	232,296	1,249,730
	BasicNet SpA	90,945	351,812
#	Beghelli SpA	427,981	373,853

	Benetton Group SpA	209,290	$1,607,372
#*	Biesse SpA	54,004	407,453
#*	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	421,607
	Brembo SpA	141,075	1,415,381
*	Brioschi Sviluppo Immobiliare SpA	135,663	29,071
#	Bulgari SpA	395,239	3,587,054
#*	Buongiorno SpA	274,868	399,757
#	Buzzi Unicem SpA	201,739	2,137,589
*	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	2,930,919
*	Cairo Communication SpA	2,303	8,866
#	Caltagirone Editore SpA	6,045	14,933
	Caltagirone SpA	246,310	649,751
*	Cam Finanziaria SpA	36,527	18,182
*	Carraro SpA	113,633	358,802
	Cembre SpA	40,330	299,449
	Cementir Holding SpA	277,058	915,572
	Class Editore SpA	165,655	108,503
	Credito Artigiano SpA	361,183	700,719
	Credito Bergamasco SpA	131,240	3,991,290
#	Credito Emiliano SpA	239,017	1,634,986
	CSP International Fashion Group SpA	13,481	18,094
*	Dada SpA	6,181	39,934
#*	d’Amico International Shipping SA	116,998	173,968
	Danieli & Co. SpA	54,740	1,290,363
	Davide Campari - Milano SpA	914,018	5,476,983
	De Longhi SpA	305,654	1,673,957
*	DeA Capital SpA	62,651	107,060
	DiaSorin SpA	45,014	1,849,011
*	Digital Multimedia Technologies SpA	25,828	464,630
#*	EEMS Italia SpA	90,607	180,588
#*	Elica SpA	44,844	92,721
	Emak SpA	57,399	331,325
	Engineering Ingegneria Informatica SpA	5,313	150,644
#*	ERG Renew SpA	191,121	203,961
	ERG SpA	209,772	2,839,933
#*	ErgyCapital SpA	5,992	4,184
	Esprinet SpA	78,870	710,930
#*	Eurotech SpA	72,555	212,967
#*	Fastweb SpA	42,134	1,032,265
#*	Fiera Milano SpA	37,863	214,884
	Fondiaria - SAI SpA	172,525	1,745,226
	Gas Plus SpA	975	6,460
*	Gefran SpA	31,849	132,429
*	Gemina SpA	1,579,114	1,101,251
#	Geox SpA	168,450	957,164
#	Granitifiandre SpA	79,737	362,327
*	Gruppo Ceramiche Ricchetti SpA	127,131	44,304
*	Gruppo Coin SpA	92,474	914,171
#*	Gruppo Editoriale L’Espresso SpA	639,121	1,387,822
	Hera SpA	1,720,734	3,286,429
*	I Grandi Viaggi SpA	98,547	114,664
#	Immsi SpA	696,806	803,204
#*	Impregilo SpA	1,180,326	3,529,274
	Indesit Co. SpA	177,464	2,173,078
	Industria Macchine Automatiche SpA	58,626	1,114,558
	Industria Romagnola Conduttori Elettrici SpA	43,452	82,107
*	Intek SpA	247,971	146,420
#*	Interpump Group SpA	241,525	1,515,350
	Iren SpA	1,364,974	2,364,278
*	Isagro SpA	10,591	44,802
#	Italcementi SpA	196,458	1,742,005

	Italmobiliare SpA	23,493	$789,401
*	KME Group SpA	476,414	195,054
	Landi Renzo SpA	203,171	1,034,302
#	Lottomatica SpA	164,158	2,523,796
	Maire Tecnimont SpA	575,375	2,295,719
#*	Marcolin SpA	57,928	230,705
#*	Mariella Burani SpA	32,721	112,521
	Marr SpA	127,201	1,371,270
#	Mediolanum SpA	549,415	2,446,687
	Milano Assicurazioni SpA	850,055	1,592,779
*	Monrif SpA	315,834	181,784
*	Montefibre SpA	172,887	37,065
	Nice SpA	18,200	70,725
*	Pagnossin SpA	9,000	—
*	PanariaGroup Industrie Ceramiche SpA	42,000	95,743
#	Piaggio & C. SpA	353,619	1,111,507
#*	Pininfarina SpA	82,321	399,174
#*	Pirelli & Co. Real Estate SpA	968,547	588,246
	Pirelli & Co. SpA	782,291	6,388,429
#*	Premafin Finanziaria SpA	961,257	1,163,378
	Prysmian SpA	539,640	9,877,322
	Recordati SpA	390,377	3,499,047
	Reply SpA	4,020	88,496
*	Retelit SpA	15,691	7,583
*	Richard-Ginori 1735 SpA	140,800	9,021
	Sabaf SpA	22,649	591,018
#*	SAES Getters SpA	30,068	254,586
*	Safilo Group SpA	108,207	1,441,871
#*	Saras SpA	1,207,744	2,387,539
	Screen Service Broadcasting Technologies SpA	152,715	120,831
#*	Seat Pagine Gialle SpA	2,988,837	618,583
#*	Snai SpA	178,681	653,140
	Societa Iniziative Autostradali e Servizi SpA	195,451	1,861,324
#	Societe Cattolica di Assicurazoni Scrl SpA	166,478	4,334,862
*	Sogefi SpA	173,096	547,244
	Sol SpA	166,511	1,021,751
*	Sorin SpA	1,079,611	2,518,236
*	Stefanel SpA	112,528	100,229
*	Telecom Italia Media SpA	272,520	84,819
#*	Tiscali SpA	3,437,478	473,363
	Tod’s SpA	45,421	4,317,908
#	Trevi Finanziaria SpA	132,607	1,883,215
*	Uni Land SpA	51,835	40,024
	Unipol Gruppo Finanziario SpA	2,008,552	1,464,385
	Vianini Industria SpA	59,070	105,378
	Vianini Lavori SpA	175,180	993,254
*	Vincenzo Zucchi SpA	12,644	9,324
	Vittoria Assicurazioni SpA	121,346	597,773
	Zignago Vetro SpA	11,414	73,992
TOTAL ITALY			166,046,528

NETHERLANDS — (4.8%)
	Aalberts Industries NV	355,012	5,858,459
	Accell Group NV	36,396	1,665,098
*	AFC Ajax NV	18,134	167,622
*	AMG Advanced Metallurgical Group NV	51,742	445,353
#	Amsterdam Commodities NV	58,056	687,802
	Arcadis NV	180,820	4,052,946
#*	ASM International NV	196,173	4,989,422
*	Atag Group NV	4,630	1,830
	Batenburg Beheer NV	10,306	270,716

#*	BE Semiconductor Industries NV	38,765	$226,593
	Beter Bed Holding NV	67,391	1,703,237
	BinckBank NV	110,874	1,547,296
	Brunel International NV	49,814	1,556,917
	Crown Van Gelder NV	18,307	173,008
*	Crucell NV	230,971	7,709,101
#*	Crucell NV ADR	45,768	1,522,244
*	CSM NV	196,638	5,780,732
	DOCdata NV	22,463	273,444
*	Draka Holding NV	73,370	1,305,487
	Exact Holding NV	58,417	1,478,134
	Fornix Biosciences NV	29,890	87,408
#*	Gamma Holding NV	3,628	112,475
	Grontmij NV	74,782	1,497,654
*	Heijmans NV	8,617	152,249
	Hunter Douglas NV	21	846
#	Imtech NV	240,919	7,639,723
#*	InnoConcepts NV	237,971	64,581
#*	Kardan NV	43,112	218,347
	KAS Bank NV	47,193	752,557
*	Kendrion NV	39,829	553,849
	Koninklijke Bam Groep NV	731,057	4,757,079
	Koninklijke Ten Cate NV	98,297	3,195,467
	Koninklijke Vopak NV	15,145	723,307
#*	Koninklijke Wessanen NV	149,191	531,194
#*	LBi International NV	136,637	295,239
#	Macintosh Retail Group NV	45,811	903,926
	Mediq NV	208,313	3,602,491
	Nederlandsche Apparatenfabriek NV	28,810	701,067
	Nutreco NV	136,273	9,971,663
*	Ordina NV	150,761	549,941
*	Punch Graphix NV	49,509	195,816
*	Qurius NV	335,655	121,276
#*	Roto Smeets Group NV	12,418	237,075
	Royal Reesink NV	2,050	170,663
	SBM Offshore NV	556,537	10,543,147
	Sligro Food Group NV	92,887	3,000,255
*	SNS Reaal Groep NV	453,703	1,858,335
*	Stern Groep NV	1,258	31,349
	Telegraaf Media Groep NV	163,704	2,920,181
*	Textielgroep Twenthe NV	1,000	3,408
	TKH Group NV	98,188	2,174,238
#*	TomTom NV	315,198	2,190,543
	Unit 4 NV	74,403	2,026,626
#*	USG People NV	203,344	3,200,555
*	Wavin NV	106,040	1,324,285
TOTAL NETHERLANDS			107,724,256

NORWAY — (2.7%)
	ABG Sundal Collier Holding ASA	161,082	182,491
#*	Acta Holding ASA	430,392	213,963
#	Aker ASA	6,773	133,995
#*	Aktiv Kapital ASA	78,617	462,361
	Arendals Fosse Kompani ASA	100	27,040
	Atea ASA	222,782	1,770,185
#	Austevoll Seafood ASA	82,396	529,629
#*	Blom ASA	80,567	52,007
	Bonheur ASA	50,200	1,148,853
#*	BW Offshore, Ltd. ASA	294,689	521,380
#*	BWG Homes ASA	59,918	182,622
*	Camillo Eitze & Co. ASA	58,200	94,243

	Cermaq ASA	211,764	$2,352,218
#	Copeinca ASA	48,027	348,004
#*	Deep Sea Supply P.L.C.	223,622	423,929
#*	Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	4,706,282
#*	Det Norske Oljeselskap ASA (B1L95G3)	40,397	156,404
*	Dockwise, Ltd. ASA	16,165	402,085
#*	DOF ASA	119,493	881,035
#*	EDB Business Partner ASA	164,034	405,226
#*	Eitzen Chemical ASA	527,035	98,244
#	Ekornes ASA	109,590	2,687,788
#*	Electromagnetic GeoServices ASA	208,954	218,053
*	Eltek ASA	191,153	99,553
#	Farstad Shipping ASA	59,440	1,516,541
	Ganger Rolf ASA	52,803	1,142,504
*	Golar LNG Energy, Ltd. ASA	2,424	3,616
	Golar LNG, Ltd. ASA	16,969	216,602
#	Golden Ocean Group, Ltd. ASA	863,548	1,204,004
	Grieg Seafood ASA	67,542	188,862
#*	Havila Shipping ASA	22,400	234,000
*	IOT Holdings ASA	75,603	1,536
#*	Kongsberg Automotive Holding ASA	1,233,071	858,335
	Kongsberg Gruppen ASA	99,077	1,984,265
*	Kverneland ASA	258,080	171,962
#	Leroy Seafood Group ASA	27,067	643,064
#	Nordic Semiconductor ASA	439,269	1,686,595
#*	Norse Energy Corp. ASA	1,425,846	330,679
*	Norske Skogindustrier ASA Series A	331,283	663,657
#*	Norwegian Air Shuttle ASA	56,541	892,876
*	Norwegian Energy Co. ASA	368,684	934,032
*	Odfjell ASA Series A	92,300	541,422
	Olav Thon Eiendomsselskap ASA	12,960	1,652,930
#	Opera Software ASA	205,777	946,395
#*	Panoro Energy ASA	122,537	89,593
*	PCI Biotech AS	3,357	22,263
*	Petrolia Drilling ASA	728,610	197,793
	Photocure ASA	33,562	210,831
#*	Pronova BioPharma ASA	406,796	745,452
	Prosafe ASA	567,470	3,506,566
*	Prosafe Production Public, Ltd. ASA	283,589	721,468
#*	Q-Free ASA	80,000	235,872
#	Salmar ASA	5,309	47,086
	Scana Industrier ASA	299,618	331,559
*	Seabird Exploration, Ltd. ASA	106,000	48,845
*	Sevan Marine ASA	1,285,879	1,321,614
#*	Siem Offshore, Inc. ASA	93,360	148,131
	Solstad Offshore ASA	57,000	1,081,036
*	Songa Offshore SE	278,295	1,211,030
	SpareBanken 1 SMN	201,403	1,683,282
*	Subsea 7, Inc. P.L.C.	84,896	1,665,761
#	TGS Nopec Geophysical Co. ASA	404,241	5,828,579
	Tomra Systems ASA	587,328	3,502,035
*	TTS Marine ASA	41,000	53,627
	Veidekke ASA	310,230	2,372,706
	Wilh Wilhelmsen Holding ASA	60,550	1,170,530
TOTAL NORWAY			60,107,126

PORTUGAL — (0.9%)
#*	Altri SGPS SA	94,568	462,566
#	Banco BPI SA	833,681	1,776,727
	Banif SGPS SA	256,332	357,147
*	Corticeira Amorim SGPS SA	223,729	280,395

	Finibanco Holdings SGPS SA	291,186	$769,304
	Ibersol SGPS SA	20,401	218,600
#*	Impresa SGPS SA	369,303	755,460
#*	Investimentos Participacoes e Gestao SA	319,480	175,936
	Jeronimo Martins SGPS SA	7,724	103,590
#	Mota-Engil SGPS SA	341,524	995,057
	Novabase SGPS SA	65,729	286,319
*	ParaRede SGPS SA	94,525	67,188
	Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,383,302
	Redes Energeticas Nacionais SA	381,692	1,391,784
*	Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	246,741
	Sociedade de Investimento e Gestao SGPS SA	256,388	2,725,778
*	Sonae Capital SGPS SA	13,627	8,197
*	Sonae Industria SGPS SA	264,159	755,175
#	Sonae SGPS SA	1,907,753	2,120,604
*	Sonaecom SGPS SA	453,482	875,295
*	Sumol + Compal SA	67,967	110,949
*	Teixeira Duarte SA	734,737	841,371
	Toyota Caetano Portugal SA	53,308	268,887
#	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	381,504	1,512,275
TOTAL PORTUGAL			19,488,647

SPAIN — (5.1%)
#	Abengoa SA	134,166	3,404,328
	Adolfo Dominguez SA	20,351	277,738
	Almirall SA	144,031	1,584,512
*	Amper SA	88,114	498,304
	Antena 3 de Television SA	240,050	1,980,736
#*	Azkoyen SA	70,532	250,403
#*	Banco de Valencia SA	333,935	1,902,798
	Banco Guipuzcoano SA	339,914	2,000,335
#	Banco Pastor SA	296,981	1,517,535
#	Bankinter SA	145,946	1,016,559
*	Baron de Ley SA	13,910	812,407
#	Bolsas y Mercados Espanoles SA	193,196	5,164,026
	Caja de Ahorros del Mediterraneo SA	57,579	553,882
	Campofrio Food Group SA	95,179	944,973
#	Cementos Portland Valderrivas SA	42,135	832,985
*	Cie Automotive SA	19,241	94,118
*	Codere SA	40,056	421,050
	Compania Vinicola del Norte de Espana SA	16,119	319,214
	Construcciones y Auxiliar de Ferrocarriles SA	7,518	3,848,007
#*	Corporacion Dermoestetica SA	30,628	81,118
	Dinamia SA	10,321	120,902
#	Duro Felguera SA	172,631	1,479,968
*	Duro Felguera SA I-10 Share	103,579	886,760
#	Ebro Foods SA	312,280	6,252,631
	Elecnor SA	198,254	2,565,643
#*	Ercros SA	226,105	252,500
#	Faes Farma SA	493,348	2,192,414
#	Fluidra SA	36,768	131,821
#*	Gamesa Corp Tecnologica SA	651,029	4,559,335
#*	General de Alquiler de Maquinaria SA	32,241	77,050
#*	Gestevision Telec, Inc. SA	267,631	2,946,901
#	Grifols SA	318,429	4,571,923
	Grupo Catalana Occidente SA	160,495	3,055,004
*	Grupo Empresarial Ence SA	528,684	1,763,141
#*	Grupo Ezentis SA	585,900	470,141
*	Grupo Tavex SA	244,131	164,857
*	Iberia Lineas Aereas de Espana SA	1,381,661	5,339,740
	Iberpapel Gestion SA	25,850	441,237

#	Indra Sistemas SA	293,251	$5,602,213
	Inmobiliaria del Sur SA	2,902	58,533
#*	Jazztel P.L.C.	618,918	2,448,501
*	La Seda de Barcelona SA	10,928,289	1,028,020
	Laboratorios Farmaceuticos Rovi SA	18,975	131,478
#	Miquel y Costas & Miquel SA	26,111	665,477
#*	Natra SA	109,456	302,186
*	Natraceutical SA	645,689	329,225
#*	NH Hoteles SA	421,083	1,904,445
*	Nicolas Correa SA	26,994	50,779
*	NYESA Valores Corp SA	6,960	16,666
#	Obrascon Huarte Lain SA	134,539	3,787,007
#*	Papeles y Cartones de Europa SA	209,482	1,055,595
#	Pescanova SA	36,768	1,177,101
	Prim SA	39,424	325,946
#*	Promotora de Informaciones SA	303,496	682,644
	Prosegur Cia de Seguridad SA	87,574	5,236,506
*	Realia Business SA	165,001	344,097
*	Renta Corp Real Estate SA	20,828	52,246
#*	Reyal Urbis SA	24,393	54,696
#*	Sacyr Vallehermoso SA	38,212	229,234
*	Service Point Solutions SA	553,372	410,435
#*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	314,826
#	Sol Melia SA	206,682	1,856,814
*	Solaria Energia y Medio Ambiente SA	59,008	125,778
#*	SOS Corp Alimentaria SA	294,272	416,558
	Tecnicas Reunidas SA	77,864	4,151,590
	Telecomunicaciones y Energia SA	146,125	518,555
#*	Tubacex SA	427,191	1,494,600
*	Tubos Reunidos SA	416,951	1,136,819
	Unipapel SA	47,385	711,525
#*	Vertice Trescientos Sesenta Grados SA	57,183	17,414
#	Vidrala SA	64,706	1,802,155
	Viscofan SA	183,430	6,052,338
#*	Vocento SA	196,477	1,055,500
*	Vueling Airlines SA	7,307	94,672
#*	Zeltia SA	580,925	2,525,258
TOTAL SPAIN			112,944,428

SWEDEN — (6.6%)
	Aarhuskarlshamn AB	68,830	1,634,503
#	Acando AB	160,086	279,481
#*	Active Biotech AB	104,812	1,875,595
	Addtech AB Series B	59,000	1,305,927
	AF AB	94,400	1,748,195
#*	Anoto Group AB	43,594	21,954
	Aros Quality Group AB	41,400	307,431
	Atrium Ljungberg AB Series B	15,200	171,680
	Avanza Bank Holding AB	42,904	1,471,935
	Axfood AB	89,350	2,946,084
#	Axis Communications AB	174,894	2,529,094
#	B&B Tools AB	77,850	1,163,724
#*	BE Group AB	81,603	536,599
	Beiger Electronics AB	14,700	351,252
	Beijer Alma AB	57,200	1,056,723
*	Bergs Timber AB Series B	17,000	59,337
*	Betsson AB	75,474	1,079,820
	Bilia AB Series A	113,425	1,918,388
	Billerud AB	326,600	2,475,778
*	BioGaia AB Series B	38,000	508,143
*	BioInvent International AB	110,696	469,721

	Biotage AB	141,240	$153,172
#	Bjoern Borg AB	45,200	423,920
	Bong Ljungdahl AB	24,800	105,987
*	Boras Waefveri AB Series B	6,564	1,200
	Bure Equity AB	185,071	876,682
	Cantena AB	56,762	1,509,795
	Cardo AB	61,615	2,254,027
	Castellum AB	408,700	5,450,101
#	Clas Ohlson AB Series B	81,449	1,505,859
*	Cloetta AB	55,296	319,611
	Concordia Maritime AB Series B	70,300	210,544
*	Connecta AB	1,150	12,842
	Consilium AB Series B	16,994	65,549
*	CyberCom Group AB	3,506	10,728
#*	Diamyd Medical AB	42,946	841,910
*	DORO AB	1,200	4,748
	Duni AB	45,611	418,621
*	East Capital Explorer AB	51,309	547,170
#	Elekta AB Series B	302,500	10,961,336
	Enea Data AB Series B	56,200	395,109
#*	Eniro AB	275,520	245,981
	Fabege AB	391,400	3,937,569
	Fagerhult AB	16,800	298,536
	Fenix Outdoor AB	1,090	23,440
	G & L Beijer AB Series B	27,400	894,210
*	Gunnebo AB	114,654	619,067
#	Hakon Invest AB	129,449	2,369,780
*	Haldex AB	75,465	921,601
	Heba Fastighets AB Series B	43,500	404,341
	Hexagon AB	8,630	185,423
	Hexpol AB	25,593	368,580
*	HIQ International AB	123,289	625,136
*	HMS Networks AB	100	1,360
	Hoganas AB Series B	85,800	2,791,250
	Holmen AB	77,242	2,384,743
#	HQ AB	19,037	26,203
*	Industrial & Financial Systems AB Series B	50,260	698,913
	Indutrade AB	17,544	485,802
	Intrum Justitia AB	180,322	2,069,866
	JM AB	267,473	5,594,414
#	KappAhl AB	160,543	1,400,517
#*	Karo Bio AB	324,071	247,933
	Klovern AB	294,976	1,419,683
#	Know IT AB	23,960	230,269
	Kungsleden AB	412,300	3,506,426
	Lagercrantz Group AB Series B	64,300	352,373
	Lammhults Design Group AB	19,547	114,060
*	Lbi International NV	12,288	26,560
	Lennart Wallenstam Byggnads AB Series B	120,400	3,082,159
*	Lindab International AB	63,558	921,229
*	Loomis AB	156,104	1,880,029
*	Lundin Petroleum AB	610,488	5,160,282
#	Meda AB Series A	581,240	4,646,830
*	Medivir AB	52,870	932,115
#	Mekonomen AB	43,822	1,293,835
*	Micronic Mydata AB	58,818	107,122
*	Midelfart Sonesson AB Series B	1,733	3,459
	Munters AB	181,900	2,059,602
	NCC AB Series B	216,320	4,433,821
*	Net Entertainment NE AB	3,663	34,379
#*	Net Insight AB	1,012,579	620,959

	New Wave Group AB Series B	92,632	$578,308
	NIBE Industrier AB	192,620	2,252,324
	Niscayah Group AB	471,315	826,843
#*	Nobia AB	421,100	3,077,336
	Nolato AB Series B	66,440	791,656
	Nordnet AB	95,812	394,734
	OEM International AB Series B	44,400	310,035
#*	Opcon AB	11,134	34,598
#	ORC Software AB	43,449	856,484
#*	Orexo AB	39,071	245,073
	Oriflame Cosmetics SA	192	12,359
*	PA Resources AB	705,123	522,426
#*	Partnertech AB	28,800	104,337
	Peab AB Series B	439,624	3,233,269
	Poolia AB Series B	33,150	180,195
*	Pricer AB Series B	1,711,500	208,746
	ProAct IT Group AB	29,000	426,191
*	Proffice AB	215,400	856,338
*	Profilgruppen AB	13,582	98,657
#	Q-Med AB	154,800	1,670,654
	RaySearch Laboratories AB	45,598	282,910
*	Rederi AB Transatlantic	93,000	340,210
*	Rezidor Hotel Group AB	213,587	1,093,177
*	rnb Retail & Brands AB	250,484	282,645
	Saab AB	86,569	1,257,461
#*	SAS AB	258,449	961,206
*	Scribona AB Series B	226,140	350,503
#*	Seco Tools AB	56,572	766,627
*	Sectra AB	15,998	76,555
#*	Semcon AB	39,900	164,377
	Sigma AB Series B	25,800	20,902
#*	Sintercast AB	11,800	90,885
#	Skistar AB	92,100	1,917,542
*	Studsvik AB	21,900	200,107
	SWECO AB Series B	183,300	1,528,999
#*	Swedish Orphan Biovitrum AB	294,578	1,962,828
*	TradeDoubler AB	6,627	34,382
	Trelleborg AB Series B	878,565	8,117,746
	Uniflex AB Series B	3,630	82,436
	VBG AB Series B	1,084	15,272
	Vitrolife AB	41,500	209,822
	Wihlborgs Fastigheter AB	63,858	1,758,097
TOTAL SWEDEN			145,595,384

SWITZERLAND — (13.2%)
	Acino Holding AG	8,398	829,518
*	Addex Pharmaceuticals, Ltd.	1,491	15,906
	Advanced Digital Broadcast Holdings SA	730	19,030
*	Affichage Holding SA	5,703	864,026
*	AFG Arbonia-Forster Holding AG	27,935	667,031
	Allreal Holding AG	27,146	3,674,968
	Also Holding AG	16,195	889,347
	Aryzta AG	265,691	11,625,047
*	Ascom Holding AG	160,822	1,851,772
#	Bachem Holdings AG	24,136	1,356,722
	Bank Coop AG	30,908	2,170,629
	Bank Sarasin & Cie AG Series B	175,095	6,767,750
	Banque Cantonale de Geneve SA	4,021	879,598
	Banque Cantonale du Jura SA	4,500	273,506
#	Banque Cantonale Vaudoise AG	8,999	4,606,490
	Banque Privee Edmond de Rothschild SA	157	3,704,690

	Barry Callebaut AG	5,560	$4,342,715
	Basellandschaftliche Kantonalbank AG	582	757,786
*	Basilea Pharmaceutica AG	6,293	392,216
	Basler Kantonalbank AG	3,114	448,505
	Belimo Holdings AG	1,830	2,958,127
	Bell Holding AG	47	76,433
	Bellevue Group AG	26,737	884,130
	Berner Kantonalbank AG	23,122	5,652,907
	BKW FMB Energie AG	13,424	885,184
*	Bobst Group AG	35,619	1,578,347
	Bossard Holding AG	8,386	771,550
	Bucher Industries AG	31,723	4,756,753
	Burckhardt Compression Holding AG	4,411	977,741
	Calida Holding AG	396	198,023
	Carlo Gavazzi Holding AG	1,065	174,683
	Centralschweizerische Kraftwerke AG	133	44,759
	Cham Paper Holding AG	490	103,185
*	Charles Voegele Holding AG	29,002	1,318,683
*	Cicor Technologies, Ltd.	489	18,645
	Cie Financiere Tradition SA	5,705	635,733
*	Clariant AG	877,755	12,847,206
	Coltene Holding AG	12,876	722,061
	Conzzeta AG	1,348	2,358,000
*	Cytos Biotechnology AG	3,034	47,074
	Daetwyler Holding AG	26,077	1,785,013
	Datacolor AG	458	141,423
*	Dufry AG	54,547	5,222,934
	Edipresse SA	1,527	381,559
#	EFG International AG	155,388	1,795,404
#	EGL AG	3,062	2,212,574
*	ELMA Electronic AG	472	200,079
	Emmi AG	13,244	2,193,223
	EMS-Chemie Holding AG	26,344	4,209,866
#	Energiedienst Holding AG	71,249	3,524,296
*	Feintol International Holding AG	1,601	564,847
	Flughafen Zuerich AG	13,157	4,781,833
	Forbo Holding AG	6,003	3,301,084
#	Galenica Holding AG	16,324	7,677,459
*	GAM Holding AG	639,678	7,989,235
*	George Fisher AG	14,319	5,735,349
	Gurit Holding AG	1,288	736,344
	Helvetia Holding AG	16,762	5,824,863
	Implenia AG	48,298	1,412,239
*	Interroll-Holding SA	2,404	755,608
	Intershop Holding AG	3,345	1,003,116
	Kaba Holding AG	11,299	3,773,420
*	Kardex AG	17,464	456,520
*	Komax Holding AG	9,262	804,425
	Kudelski SA	107,664	2,817,844
	Kuoni Reisen Holding AG	12,526	5,064,416
	Lem Holdings SA	3,546	1,329,042
	Liechtensteinische Landesbank AG	3,094	208,015
#*	LifeWatch AG	55,532	587,011
#*	Logitech International SA	502,591	8,774,971
*	Lonza Group AG	22,188	1,896,600
	Luzerner Kantonalbank AG	17,399	5,485,589
	Metall Zug AG	202	588,884
*	Meyer Burger Technology AG	107,360	3,387,428
*	Micronas Semiconductor Holding AG	95,471	673,907
	Mobilezone Holding AG	112,258	1,172,455
	Mobimo Holding AG	4,328	805,762

	Nobel Biocare Holding AG	339,252	$6,099,738
*	OC Oerlikon Corp AG	262,709	1,141,942
#	Orascom Development Holding AG	2,054	106,954
	Orell Fuessli Holding AG	4,930	692,233
*	Panalpina Welttransport Holding AG	41,551	4,559,681
*	Parco Industriale e Immobiliare SA	600	2,137
	Partners Group Holding AG	25,837	4,282,439
	Petroplus Holdings AG	276,230	3,353,598
	Phoenix Mecano AG	2,953	1,804,503
	PSP Swiss Property AG	141,111	10,426,555
*	PubliGroupe SA	702	69,140
#*	Rieters Holdings AG	15,236	4,372,904
	Romande Energie Holding SA	2,714	4,252,708
*	Schaffner Holding AG	1,830	407,304
*	Schmolz + Bickenbach AG	581	17,007
#	Schulthess Group AG	14,148	510,327
	Schweiter Technologies AG	4,006	2,717,651
	Schweizerische National-Versicherungs-Gesellschaft AG	39,073	1,273,621
*	Siegfried Holding AG	8,312	778,262
	Sika AG	2,097	3,871,441
	Societa Elettrica Sopracenerina SA	2,340	566,079
#	St. Galler Kantonalbank AG	9,243	4,288,373
	Straumann Holding AG	11,103	2,478,362
	Sulzer AG	76,216	8,850,086
	Swiss Life Holding AG	62,913	7,168,359
	Swiss Prime Site AG	21,855	1,552,634
	Swisslog Holding AG	775,803	631,394
*	Swissmetal Holding AG	13,504	112,376
	Swissquote Group Holding SA	40,025	1,605,937
	Tamedia AG	14,878	1,437,781
	Tecan Group AG	39,557	2,683,674
#*	Temenos Group AG	179,796	5,514,053
*	Tornos SA	38,028	355,202
*	U-Blox AG	728	37,018
	Valartis Group AG	936	24,689
#	Valiant Holding AG	45,484	9,120,979
	Valora Holding AG	11,091	2,833,657
	Vaudoise Assurances Holding SA	3,163	763,173
#	Verwaltungs und Privat-Bank AG	3,914	394,077
	Villars Holding SA	150	83,575
#	Von Roll Holding AG	82,018	442,232
#	Vontobel Holdings AG	102,548	3,340,939
	VZ Holding AG	266	25,921
	Walliser Kantonalbank AG	1,416	993,452
	Winterthur Technologie AG	515	25,429
	WMH Walter Meier Holding AG	4,738	810,635
#	Ypsomed Holdings AG	5,531	300,411
	Zehnder Group AG	764	1,516,802
#*	Zueblin Immobilien Holding AG	76,620	279,259
	Zuger Kantonalbank AG	611	3,154,317
TOTAL SWITZERLAND			294,552,133

TOTAL COMMON STOCKS			1,910,133,926

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*	Deceuninck NV STRIP VVPR	247,412	675
*	Elia System Operator SA NV STRIP VVPR	8,903	2,172
*	RealDolmen NV STRIP VVPR	6,067	83
*	Tessenderlo Chemie NV STRIP VVPR	4,513	1,846
*	Zenitel NV STRIP VVPR	8,654	24
TOTAL BELGIUM			4,800

GERMANY — (0.0%)
*	Arques Industries AG Rights 10/06/10	17,994	$5,519
#*	Q-Cells SE Rights 10/18/10 (B45MH18)	151,056	197,690
*	Q-Cells SE Rights 10/18/10 (B4QHLT8)	151,056	—
*	Sky Deutschland AG Rights 09/27/10	388,970	530
TOTAL GERMANY			203,739

GREECE — (0.0%)
*	Bank of Cyprus Public Co., Ltd. S.A. Rights 11/17/10	743,450	456,079

ITALY — (0.0%)
*	Intek SpA Warrants 12/30/11	62,985	2,224
*	KME Group SpA Warrants 12/30/11	197,550	2,693
*	Tiscali SpA Warrants 12/15/14	3,437,478	11,247
TOTAL ITALY			16,164

NORWAY — (0.0%)
*	Independent Oil & Resources ASA Rights 10/13/10	37,802	—
TOTAL RIGHTS/WARRANTS			680,782

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 10/01/10 (Collateralized by $5,865,000 FHLMC 5.00%, 10/15/19, valued at $6,598,125) to be repurchased at $6,499,034
	$6,499	6,499,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.8%)
§@ DFA Short Term Investment Fund	306,533,675	306,533,675
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 10/01/10 (Collateralized by FNMA, ranging in par value from $2,413,406 to $28,491,013, rates ranging from 4.000% to 7.000%, maturities ranging from 02/01/25 to 05/01/40, valued at $375,235) to be repurchased at $367,880	$368	367,877
TOTAL SECURITIES LENDING COLLATERAL		306,901,552

TOTAL INVESTMENTS — (100.0%)
(Cost $2,001,216,894)##		$2,224,215,260

Summary of inputs used to value the Series’ investments as of September 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$108,041	$53,955,665	—	$54,063,706
Belgium	—	78,409,164	—	78,409,164
Denmark	79,571	55,782,346	—	55,861,917
Finland	—	139,199,185	—	139,199,185
France	—	243,212,709	—	243,212,709
Germany	37,991	271,313,512	—	271,351,503
Greece	714,716	52,189,983	—	52,904,699
Ireland	445,198	55,109,204	—	55,554,402
Israel	3,738,905	49,379,234	—	53,118,139
Italy	—	166,046,528	—	166,046,528
Netherlands	1,522,244	106,202,012	—	107,724,256
Norway	89,593	60,017,533	—	60,107,126
Portugal	841,371	18,647,276	—	19,488,647
Spain	—	112,944,428	—	112,944,428
Sweden	—	145,595,384	—	145,595,384
Switzerland	83,575	294,468,558	—	294,552,133
Rights/Warrants
Belgium	2,604	2,196	—	4,800
Germany	198,220	5,519	—	203,739
Greece	—	456,079	—	456,079
Italy	4,917	11,247	—	16,164
Norway	—	—	—	—
Temporary Cash Investments	—	6,499,000	—	6,499,000
Securities Lending Collateral	306,533,675	367,877	—	306,901,552
TOTAL	$314,400,621	$1,909,814,639	—	$2,224,215,260

See accompanying notes to Schedules of Investments.

THE CANADIAN SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
September 30, 2010
(Unaudited)

		Shares	Value††
COMMON STOCKS — (76.3%)
Consumer Discretionary — (7.9%)
*	AlarmForce Industries, Inc.	4,310	$30,705
	Astral Media, Inc.	186,347	7,000,011
*	Azure Dynamics Corp.	361,423	105,381
#*	Ballard Power Systems, Inc.	376,152	632,465
	BMTC Group, Inc.	10,443	240,040
#*	Coastal Contacts, Inc.	204,045	257,808
	Cogeco Cable, Inc.	62,045	2,201,636
*	Cogeco, Inc.	1,001	30,646
	Corus Entertainment, Inc. Class B	278,300	5,842,434
	Dorel Industries, Inc. Class B	107,500	3,593,085
	easyhome, Ltd.	3,600	41,007
	Forzani Group, Ltd. Class A	130,900	2,073,739
*	Glacier Media, Inc.	137,300	304,251
	Glentel, Inc.	21,900	412,926
#*	Great Canadian Gaming Corp.	286,100	1,993,719
#	Groupe Aeroplan, Inc.	587,634	7,219,063
#*	Imax Corp.	270,137	4,565,733
	Indigo Books & Music, Inc.	100	1,438
	Le Chateau, Inc. Series A	79,200	1,019,154
	Leon’s Furniture, Ltd.	133,612	1,784,264
	Linamar Corp.	179,780	3,332,107
#*	Martinrea International, Inc.	240,610	1,777,273
#	MDC Partners, Inc.	71,000	950,899
#*	MEGA Brands, Inc.	413,100	192,718
#	Quebecor, Inc. Class B	159,493	5,340,202
	Reitmans Canada, Ltd.	6,568	118,095
	Reitmans Canada, Ltd. Class A	193,400	3,490,561
*	RONA, Inc.	442,375	5,718,328
*	Sears Canada, Inc.	2,274	41,550
#	Torstar Corp. Class B	204,377	2,520,696
	TVA Group, Inc. Class B	7,000	83,409
	Uni-Select, Inc.	56,056	1,435,587
Total Consumer Discretionary			64,350,930

Consumer Staples — (2.0%)
#	Alliance Grain Traders, Inc.	38,280	1,094,193
*	Atrium Innovations, Inc.	145,836	2,087,826
#*	BioExx Specialty Proteins, Ltd.	186,617	471,576
	Canada Bread Co., Ltd.	14,021	606,409
#*	Coolbrands International, Inc.	10,430	35,480
	Corby Distilleries, Ltd.	60,932	923,840
*	Cott Corp.	486,800	3,822,863
*	GLG Life Tech Corp.	20,670	171,764
#	Jean Coutu Group (PJC), Inc. Class A (The)	286,261	2,426,082
	Maple Leaf Foods, Inc.	254,000	2,972,262
#	Premium Brands Holdings Corp.	30,105	409,632
*	SunOpta, Inc.	187,529	1,140,958
*	Sun-Rype Products, Ltd.	100	874
Total Consumer Staples			16,163,759

Energy — (14.5%)
*	Advantage Oil & Gas, Ltd.	545,912	3,448,759
	Akita Drilling, Ltd.	42,000	362,892
*	AltaGas, Ltd.	2,300	47,837
*	Alter Nrg Corp.	14,390	24,195
*	Anderson Energy, Ltd.	469,879	511,483

*	Angle Energy, Inc.	182,566	$1,341,432
#*	Antrim Energy, Inc.	487,500	478,545
*	Arsenal Energy, Inc.	388,950	317,541
*	Bankers Petroleum, Ltd.	759,182	5,998,785
*	Bellatrix Exploration, Ltd.	269,100	1,020,012
#*	Birchcliff Energy, Ltd.	336,400	2,864,092
#*	BlackPearl Resources, Inc.	872,869	3,232,220
	Bonterra Energy Corp.	7,502	310,098
#	Calfrac Well Services, Ltd.	107,264	2,670,914
*	Calmena Energy Services, Inc.	79,771	46,518
*	Calvalley Petroleum, Inc.	302,339	1,049,033
#	Canadian Energy Services & Technology Corp.	32,170	547,162
*	Canyon Services Group, Inc.	21,752	145,873
*	CE Franklin, Ltd.	20,400	137,996
*	Celtic Exploration, Ltd.	245,200	3,079,001
#*	Cequence Energy, Ltd.	35,096	61,057
*	Chinook Energy, Inc.	92,783	218,228
*	CIC Energy Corp.	31,465	183,181
*	Cinch Energy Corp.	125,999	166,545
*	Compton Petroleum Corp.	779,146	401,348
*	Connacher Oil & Gas, Ltd.	1,371,226	1,599,253
*	Corridor Resources, Inc.	348,780	1,813,561
*	Crew Energy, Inc.	268,096	4,744,901
*	Crocotta Energy, Inc.	49,690	83,549
#	Daylight Energy, Ltd.	131,299	1,256,969
#*	Delphi Energy Corp.	314,051	738,656
#*	Denison Mines Corp.	942,269	1,538,548
	Ensign Energy Services, Inc.	316,120	3,880,451
*	Epsilon Energy, Ltd.	180,811	460,419
*	Essential Energy Services, Ltd.	57,273	79,600
*	Fairborne Energy, Ltd.	270,329	1,114,000
*	Flint Energy Services, Ltd.	139,000	2,076,421
#*	Galleon Energy, Inc. Class A	279,437	955,990
*	Geomark Exploration, Ltd.	82,540	84,233
#*	Ivanhoe Energy, Inc.	874,385	1,861,117
*	Legacy Oil + Gas, Inc.	286,151	3,137,120
*	Mega Uranium, Ltd.	670,425	403,988
#*	MGM Energy Corp.	14,000	2,993
*	Midway Energy, Ltd.	187,768	664,278
#	Mullen Group, Ltd.	206,781	2,896,019
*	North American Energy Partners, Inc.	31,226	254,020
#	Nuvista Energy, Ltd.	282,600	2,864,727
*	Open Range Energy Corp.	71,142	91,961
#*	OPTI Canada, Inc.	926,355	747,278
#*	Orleans Energy, Ltd.	180,380	403,221
#*	Pace Oil & Gas, Ltd.	106,734	807,066
*	Paramount Resources, Ltd. Class A	127,639	2,525,736
	Pason Systems, Inc.	222,900	2,649,497
#*	Pengrowth Energy Trust	62,980	694,133
	Perpetual Energy, Inc.	193,543	893,507
*	Petrolifera Petroleum, Ltd.	195,038	149,752
#	Petrominerales, Ltd.	93,623	2,270,283
*	Precision Drilling Corp.	112,692	768,877
#	Progress Energy Resources Corp.	385,252	4,369,609
*	ProspEx Resources, Ltd.	87,537	114,005
#*	Pulse Seismic, Inc.	156,524	212,978
#*	Questerre Energy Corp.	700,260	1,735,507
*	Ram Power Corp.	8,023	17,779
*	Rock Energy, Inc.	93,933	409,913
	Savanna Energy Services Corp.	259,504	1,382,138
	ShawCor, Ltd.	209,500	6,108,465

#*	SouthGobi Resources, Ltd.	64,923	$654,341
*	Strateco Resources, Inc.	143,143	79,300
*	Terra Energy Corp.	86,885	108,933
#	Total Energy Services, Inc.	89,596	768,911
*	Transglobe Energy Corp.	216,240	2,051,222
	Trican Well Service, Ltd.	494,693	7,889,894
#	Trilogy Energy Corp.	163,290	1,823,503
#	Trinidad Drilling, Ltd.	400,988	2,018,775
*	Twin Butte Energy, Ltd.	234,852	335,535
#*	UEX Corp.	608,088	596,918
#*	Uranium One, Inc.	1,819,900	6,137,674
*	Ur-Energy, Inc.	197,407	193,781
*	UTS Energy Corp.	1,651,190	5,777,319
*	Vero Energy, Inc.	189,256	1,228,720
*	Winstar Resources, Ltd.	13,680	42,679
*	Xtreme Coil Drilling Corp.	86,700	304,196
*	ZCL Composite, Inc.	90,700	246,827
Total Energy			117,785,793

Financials — (5.2%)
	AGF Management, Ltd. Class B	330,879	5,164,658
	Canaccord Capital, Inc.	270,153	2,722,798
#	Canadian Western Bank	226,200	5,460,985
	Clairvest Group, Inc.	1,900	23,914
	DundeeWealth, Inc.	189,580	2,658,800
*	EGI Financial Holdings, Inc.	14,650	111,060
	E-L Financial Corp., Ltd.	18	7,256
	Equitable Group, Inc.	49,361	1,009,384
*	Fiera Sceptre, Inc.	36,300	287,535
*	FirstService Corp.	107,679	2,580,780
*	Genesis Land Development Corp.	68,751	207,142
	Gluskin Shef & Associates, Inc.	40,000	710,273
	GMP Capital, Inc.	101,759	1,056,260
	Guardian Capital Group, Ltd.	1,532	12,180
#	Home Capital Group, Inc.	113,700	4,916,428
	Industrial Alliance Insurance & Financial Services, Inc.	77,092	2,367,681
#*	Kingsway Financial Services, Inc.	244,847	397,409
	Laurentian Bank of Canada	92,400	3,932,545
*	Pacific and Western Credit Corp.	9,000	26,242
	Parkbridge Lifestyles Communities, Inc.	92,400	503,804
#*	Quest Capital Corp.	743,003	1,314,283
	Rentcash, Inc.	33,670	501,663
	Sprott, Inc.	1,900	9,307
#	TMX Group, Inc.	188,774	5,803,209
*	Westaim Corp.	145,481	73,525
	Western Financial Group, Inc.	200,315	467,252
Total Financials			42,326,373

Health Care — (3.4%)
#*	AEterna Zentaris, Inc.	151,600	195,965
*	Angiotech Pharmaceuticals, Inc.	61,300	35,747
#*	Burcon NutraScience Corp.	39,793	416,533
*	Cangene Corp.	163,800	590,629
*	Cardiome Pharma Corp.	298,200	1,814,299
#*	Helix BioPharma Corp.	11,153	27,424
*	Imris, Inc.	18,865	88,192
#*	Labopharm, Inc.	282,600	282,902
#*	MDS, Inc.	464,108	4,677,617
*	Noveko International, Inc.	9,300	5,152
*	Nuvo Research, Inc.	410,600	69,837
#*	Oncolytics Biotech, Inc.	123,794	593,162

#*	Paladin Labs, Inc.	47,500	$1,265,405
*	Patheon, Inc.	3,100	6,960
*	ProMetic Life Sciences, Inc.	861,300	79,525
*	QLT, Inc.	226,048	1,425,845
#*	Resverlogix Corp.	95,720	373,986
*	SXC Health Solutions Corp.	170,318	6,217,459
*	Tekmira Pharmaceuticals Corp.	19,984	25,249
#*	Theratechnologies, Inc.	288,200	1,338,902
*	Transition Therapeutics, Inc.	74,633	232,117
*	TSO3, Inc.	121,152	164,849
	Valeant Pharmaceuticals International, Inc.	302,138	7,620,256
#*	YM Biosciences, Inc.	142,716	241,351
Total Health Care			27,789,363

Industrials — (7.4%)
	Aecon Group, Inc.	204,400	2,379,932
#	AG Growth International, Inc.	24,729	964,741
#*	Air Canada	12,034	33,684
#*	Alexco Resource Corp.	145,550	674,773
	Algoma Central Corp.	100	8,650
*	ATS Automation Tooling System, Inc.	304,017	2,089,027
#	Black Diamond Group, Ltd.	39,009	682,819
	CAE, Inc.	358,590	3,701,259
#*	Churchill Corp. (The) Class A	66,413	1,341,299
#*	Clarke, Inc.	98,238	376,186
	Contrans Group, Inc.	69,009	573,454
#*	Electrovaya, Inc.	190,525	618,479
	Exco Technologies, Ltd.	9,700	32,525
*	Garda World Security Corp.	106,440	894,845
#*	GLV, Inc.	35,863	267,343
*	Heroux-Devtek, Inc.	85,400	510,458
*	Horizon North Logistics, Inc.	26,145	55,141
*	Hydrogenics Corp.	8,288	32,382
#	IESI-BFC, Ltd.	293,935	6,724,881
	Marsulex, Inc.	54,617	583,912
#	Newalta Corp.	146,218	1,269,051
	Richelieu Hardware, Ltd.	59,073	1,607,585
#	Ritchie Brothers Auctioneers, Inc.	139,200	2,878,974
#	Rocky Mountain Dealerships, Inc.	17,451	135,687
	Russel Metals, Inc.	229,900	4,723,575
*	Stantec, Inc.	159,195	4,219,310
#	Student Transportation, Inc.	161,325	912,539
#	Superior Plus Corp.	367,830	4,257,805
	Toromont Industries, Ltd.	262,367	7,252,131
#	Transcontinental, Inc. Class A	256,564	3,483,525
#	TransForce, Inc.	288,297	2,916,874
*	Vector Aerospace Corp.	92,184	616,412
	WaterFurnace Renewable Energy, Inc.	21,408	543,263
*	Westjet Airlines, Ltd.	1,420	16,492
#*	Westport Innovations, Inc.	189,501	3,320,734
Total Industrials			60,699,747

Information Technology — (4.4%)
*	5N Plus, Inc.	106,838	600,178
	Aastra Technologies, Ltd.	21,627	502,367
*	Absolute Software Corp.	159,900	613,864
*	AXIA NetMedia Corp.	182,767	277,108
#*	Bridgewater Systems Corp.	63,029	529,274
	Calian Technologies, Ltd.	10,929	199,588
*	Celestica, Inc.	797,607	6,697,759
#*	COM DEV International, Ltd.	235,300	530,563

*	Computer Modelling Group, Ltd.	44,284	$774,722
	Constellation Software, Inc.	22,677	947,722
	Dalsa Corp.	59,800	662,572
*	Descartes Systems Group, Inc. (The)	154,000	987,851
#*	DragonWave, Inc.	24,500	172,874
	Enghouse Systems, Ltd.	27,550	224,117
	Evertz Technologies, Ltd.	121,134	1,966,117
*	EXFO, Inc.	28,551	164,552
#	Gennum Corp.	112,000	740,208
*	Hemisphere GPS, Inc.	161,501	120,863
*	MacDonald Dettweiler & Associates, Ltd.	143,020	6,324,628
*	March Networks Corp.	29	117
*	Miranda Technologies, Inc.	84,301	401,472
	MKS, Inc.	11,060	132,002
	Mosaid Technologies, Inc.	35,600	829,709
#*	Open Text Corp.	135,242	6,381,572
*	Points International, Ltd.	355,081	251,928
*	Redknee Solutions, Inc.	122,828	168,323
*	Ruggedcom, Inc.	25,966	356,846
#*	Sandvine Corp.	337,170	609,521
*	Sierra Wireless, Inc.	127,100	1,321,771
*	Softchoice Corp.	300	2,542
#*	Tranzeo Wireless Technologies, Inc.	21,440	14,795
*	Vecima Network, Inc.	39,308	154,344
*	Webtech Wireless, Inc.	243,004	92,110
	Wi-Lan, Inc.	334,144	1,373,728
#*	Zarlink Semiconductor, Inc.	311,236	604,988
Total Information Technology			35,732,695

Materials — (30.5%)
#*	Ainsworth Lumber Co., Ltd.	205,932	496,366
#	Alamos Gold, Inc.	396,920	6,766,427
*	Almaden Minerals, Ltd.	108,300	307,353
*	Altius Minerals Corp.	112,600	1,192,866
*	Amerigo Resources, Ltd.	472,500	385,752
#*	Anatolia Minerals Development, Ltd.	359,258	2,332,436
#*	Anvil Mining, Ltd.	349,330	1,164,546
*	Atna Resource, Ltd.	126,947	75,263
#*	AuEx Ventures, Inc.	69,020	368,277
#*	Augusta Resource Corp.	308,545	1,070,566
#*	Aura Minerals, Inc.	434,269	1,684,064
#*	Aurizon Mines, Ltd.	574,680	3,965,622
#*	Avalon Rare Metals, Inc.	218,496	747,503
#*	B2Gold Corp.	717,951	1,339,747
*	Baffinland Iron Mines Corp.	740,086	762,456
#*	Baja Mining Corp.	165,829	167,618
#*	Breakwater Resources, Ltd.	137,833	620,242
#*	Brigus Gold Corp.	101,229	164,304
	Canam Group, Inc. Series A	158,700	1,167,615
*	Canfor Corp.	348,555	2,838,848
*	Capstone Mining Corp.	656,169	2,155,556
*	Cardero Resource Corp.	185,860	213,155
#*	Carpathian Gold, Inc.	188,000	105,977
	Cascades, Inc.	265,176	1,639,148
*	Catalyst Paper Corp.	1,675,887	179,170
	CCL Industries, Inc. Class B	95,640	2,691,937
#*	China Gold International Resources Corp., Ltd.	465,500	2,139,970
#*	Claude Resources, Inc.	934,700	1,417,176
#*	Colossus Minerals, Inc.	260,366	2,029,483
#*	Consolidated Thompson Iron Mines, Ltd.	656,633	5,628,830
*	Copper Mountain Mining Corp.	248,915	936,244

#*	Corvus Gold, Inc.	82,916	$68,499
*	Crew Gold Corp.	1,930	8,122
#*	Crystallex International Corp.	1,355,025	487,277
#*	Detour Gold Corp.	237,256	6,853,191
*	Duluth Metals, Ltd.	276,376	684,963
#*	Dundee Precious Metals, Inc.	316,452	1,937,650
#*	Dynasty Metals & Mining, Inc.	70,733	267,423
#*	Eastern Platinum, Ltd.	2,845,360	3,926,923
*	Eastmain Resources, Inc.	241,317	394,025
#*	ECU Silver Mining, Inc.	980,737	714,892
#*	Endeavour Silver Corp.	163,770	663,739
*	Entree Gold, Inc.	286,898	830,942
#*	Equinox Minerals, Ltd.	1,652,990	9,285,919
*	Etruscan Resources, Inc.	512,055	257,876
#*	Euro Goldfields, Ltd.	494,960	5,243,526
*	Excellon Resources, Inc.	640,200	485,330
*	Exeter Resource Corp.	74,037	482,834
*	Far West Mining, Ltd.	157,285	866,757
*	Farallon Mining, Ltd.	1,319,100	570,512
#*	First Majestic Silver Corp.	265,983	1,825,095
#*	First Uranium Corp.	51,430	42,488
#*	Formation Capital Corp.	20,100	33,210
#*	Forsys Metals Corp.	199,402	387,602
*	Fortress Paper, Ltd.	29,933	1,138,961
#*	Fortuna Silver Mines, Inc.	342,168	1,064,183
#*	Fortune Minerals, Ltd.	9,000	6,823
#*	Fronteer Gold, Inc.	344,600	2,468,366
*	Gammon Gold, Inc.	365,450	2,546,677
*	Globestar Mining Corp.	296,306	351,340
*	Gold Wheaton Gold Corp.	32,040	98,403
#*	Golden Star Resources, Ltd.	870,710	4,290,504
#*	Grande Cache Coal Corp.	310,814	1,912,190
#*	Great Basin Gold, Ltd.	1,082,630	2,630,552
#*	Great Panther Silver, Ltd.	297,898	277,949
*	Greystar Resources, Ltd.	194,145	783,071
*	Guyana Goldfields, Inc.	230,342	2,337,225
*	Hanfeng Evergreen, Inc.	142,791	874,316
*	Harry Winston Diamond Corp.	222,983	2,594,136
*	High River Gold Mines, Ltd.	10,265	12,870
#*	HudBay Minerals, Inc.	498,098	7,092,172
*	Imperial Metals Corp.	78,090	1,734,996
#*	Inter-Citic Minerals, Inc.	268,885	431,199
#*	International Forest Products, Ltd. Series A	166,200	644,512
#*	International Tower Hill Mines, Ltd.	165,832	1,039,573
*	Intertape Polymer Group, Inc.	141,352	212,942
*	Ivernia, Inc.	58,343	17,011
#*	Jaguar Mining, Inc.	260,326	1,682,542
#*	Katanga Mining, Ltd.	891,700	1,221,982
#*	Keegan Resources, Inc.	119,173	906,915
*	Kimber Resources, Inc.	21,200	19,574
#*	Kirkland Lake Gold, Inc.	187,280	1,578,110
*	La Mancha Resources, Inc.	335,999	898,044
*	Labrador Iron Mines Holdings, Ltd.	123,133	706,079
#*	Lake Shore Gold Corp.	981,331	3,433,562
*	Laramide Resources, Ltd.	184,500	299,461
#*	Lundin Mining Corp.	1,147,100	5,730,483
#*	MAG Silver Corp.	134,396	1,024,069
*	MagIndustries Corp.	224,665	66,598
	Major Drilling Group International, Inc.	101,500	2,921,985
#*	MDN, Inc.	242,980	109,812
#*	Mercator Minerals, Ltd.	454,871	1,140,604

	Methanex Corp.	359,200	$8,804,572
#*	Migao Corp.	160,400	1,028,905
*	Minco Base Metals Corp.	2,780	—
#*	Minco Silver Corp.	102,634	386,037
#*	Minefinders Corp.	207,877	2,030,483
#*	Minera Andes, Inc.	654,544	1,036,939
*	Nautilus Minerals, Inc.	89,354	174,557
*	Neo Material Technologies, Inc.	384,000	1,836,213
*	Nevada Copper Corp.	136,307	499,443
*	New Gold, Inc.	908,957	6,095,639
*	NGEx Resources, Inc.	500	394
*	Norbord, Inc.	70,210	777,912
#*	Norsemont Mining, Inc.	135,739	278,365
#*	North American Palladium, Ltd.	343,990	1,420,894
#*	Northern Dynasty Minerals, Ltd.	177,528	1,504,562
#*	Northgate Minerals Corp.	970,442	2,933,302
*	Northland Resources SA	8,583	21,689
#*	Novagold Resources, Inc.	497,241	4,315,640
#*	OceanaGold Corp.	10,571	38,939
*	Oromin Explorations, Ltd.	39,712	54,807
*	Orvana Minerals Corp.	289,052	758,519
#	Pan Amer Silver Corp.	220,900	6,511,709
*	Peregrine Diamonds, Ltd.	225,554	526,125
*	Petaquilla Minerals, Ltd.	450	188
*	Phoscan Chemical Corp.	336,451	117,720
*	Platinum Group Metals, Ltd.	241,887	566,574
*	Platmin, Ltd.	108,562	104,458
*	Polaris Miner Corp.	45,838	37,868
#*	PolyMet Mining Corp.	423,377	860,004
#*	Potash One, Inc.	226,260	868,624
#*	Quadra FNX Mining, Ltd.	543,917	7,982,454
*	Queenston Mining, Inc.	179,769	824,676
*	Richmont Mines, Inc.	75,011	380,559
#*	Rubicon Minerals Corp.	508,405	2,090,148
*	Sabina Gold & Silver Corp.	190,893	877,562
*	Scorpio Mining Corp.	482,668	412,817
#*	Seabridge Gold, Inc.	121,852	3,462,875
*	SEMAFO, Inc.	867,985	8,199,839
#	Sherritt International Corp.	870,982	6,780,606
*	Shore Gold, Inc.	837,013	642,667
#*	Silver Standard Resources, Inc.	265,094	5,281,783
#	Silvercorp Metals, Inc.	504,470	4,147,941
#*	Sprott Resource Corp.	269,846	1,127,746
#*	St. Andrew Goldfields, Ltd.	363,753	509,092
*	Starfield Resources, Inc.	884,115	38,668
	Stella-Jones, Inc.	29,600	795,451
*	Stornoway Diamond Corp.	80,268	49,148
#*	Tanzanian Royalty Exploration Corp.	316,139	2,273,718
*	Taseko Mines, Ltd.	649,000	3,349,393
#*	Thompson Creek Metals Co., Inc.	474,700	5,116,555
#*	Timminco, Ltd.	194,700	68,123
*	Ventana Gold Corp.	68,276	693,444
*	Virginia Mines, Inc.	79,962	586,756
*	Wesdome Gold Mines, Ltd.	264,964	692,733
#	West Fraser Timber Co., Ltd.	123,716	4,545,111
#*	Western Coal Corp.	680,245	3,880,881
#	Winpak, Ltd.	63,110	666,124
*	Yukon-Nevada Gold Corp.	335,132	228,003
Total Materials			248,669,057

Telecommunication Services — (0.3%)
#	Manitoba Telecom Services, Inc.	74,717	$2,049,289
*	Wireless Matrix Corp.	127,500	121,440
Total Telecommunication Services			2,170,729

Utilities — (0.7%)
#	Algonquin Power & Utilities Corp.	339,055	1,509,254
	ATCO, Ltd.	7,874	413,253
	Atlantic Power Corp.	172,975	2,392,297
*	BioteQ Environmental Technologies, Inc.	58,602	45,565
*	Boralex, Inc. Series A	89,733	711,654
#*	Innergex Renewable Energy, Inc.	18,251	167,627
*	Maxim Power Corp.	89,500	227,904
	Pacific Northern Gas, Ltd.	8,605	222,213
*	Plutonic Power Corp.	129,360	274,084
Total Utilities			5,963,851

TOTAL COMMON STOCKS			621,652,297

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 10/01/10 (Collateralized by $525,000 FHLMC 5.00%, 10/15/19, valued at $590,625) to be repurchased at $580,003	$580	580,000

		Shares/
		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (23.6%)
§@	DFA Short Term Investment Fund	189,036,615	189,036,615
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.28%, 10/01/10 (Collateralized by FNMA, ranging in par value from $2,413,406 to $28,491,013, rates ranging from 4.000% to 7.000%, maturities ranging from 02/01/25 to 05/01/40, valued at $3,578,846) to be repurchased at $3,508,700	$3,509	3,508,673
TOTAL SECURITIES LENDING COLLATERAL			192,545,288

TOTAL INVESTMENTS — (100.0%)
(Cost $809,896,836)##			$814,777,585

Summary of inputs used to value the Series’ investments as of September 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$64,350,930	—	—	$64,350,930
Consumer Staples	16,163,759	—	—	16,163,759
Energy	117,785,793	—	—	117,785,793
Financials	42,326,373	—	—	42,326,373
Health Care	27,789,363	—	—	27,789,363
Industrials	60,699,747	—	—	60,699,747
Information Technology	35,732,695	—	—	35,732,695
Materials	248,411,181	$257,876	—	248,669,057
Telecommunication Services	2,170,729	—	—	2,170,729
Utilities	5,963,851	—	—	5,963,851
Temporary Cash Investments	—	580,000	—	580,000
Securities Lending Collateral	189,036,615	3,508,673	—	192,545,288
TOTAL	$810,431,036	$4,346,549	—	$814,777,585

See accompanying notes to Schedules of Investments.

Organization

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At September 30, 2010, the Trust consists of twelve investment portfolios, of which five are included in this document.

Security Valuation

     Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:
  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on September 30, 2010.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Federal Tax Cost

     At September 30, 2010, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$1,608,951,813
The Asia Pacific Small Company Series	882,820,397
The United Kingdom Small Company Series	927,882,568
The Continental Small Company Series	2,002,229,995
The Canadian Small Company Series	809,896,836

Recent Issued Accounting Standards

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the schedule of investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date: November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: November 19, 2010